UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1.	Report to Stockholders

Dear Shareholder:

The financial markets turned in a remarkable performance for the six-month period ended April 30, 2013, as the U.S. economic recovery showed tentative signs of gaining speed. Major stock indexes rose to record highs on double-digit gains, and virtually every sector of the bond market advanced.

Economic Review

The economic recovery in the U.S. slowed and then accelerated during the six-month reporting period. U.S. gross domestic product—the sum of all goods and services produced—rose at a 0.4% annual rate in the fourth quarter of 2012 before accelerating to a 2.5% annual pace in the first quarter of 2013, according to the advance estimate from the Bureau of Economic Analysis. This marked the 15th consecutive quarter of economic expansion.

Although the recovery has been sluggish by historical standards, many sectors of the economy performed better in the first quarter than the headline number suggested. Personal consumption, which accounts for about 70% of the economy, advanced at a 3.2% annual rate, nearly twice what it did in the fourth quarter. Durable goods increased at an 8.1% rate, services rose 3.1%, and real exports increased 2.9%.

Although it accounts for a relatively small direct share of GDP, the economically influential housing sector also showed strength during the reporting period. New housing starts and sales prices for existing homes continued to rise, while the inventory of existing homes for sale fell.

Overall, the private sector grew at a relatively healthy 3.3% annual pace in the first quarter. Its gains were partially offset by a contraction in government spending, however, especially at the federal level, where the sequestration spending cuts began to be implemented.

With the economy continuing to grow at only about half the rate we would expect in a robust recovery, the job market remained soft. Nonetheless, the unemployment rate inched lower during the reporting period, falling from 7.9% in October 2012 to 7.5% in April 2013, its lowest level since December 2008.

The Federal Reserve, which has been seeking to stimulate the economy by keeping interest rates low, suggested that it would continue to keep its foot on the accelerator. It announced in December that it planned to keep short-term interest rates near 0% while unemployment remains above 6.5%, as long as inflation does not rise above 2.5%.

In Europe and China, which are important to the U.S. economy and its financial markets, economic conditions were mixed. The 17-nation eurozone remained mired in a weak recession, its economy contracting 0.6% in the fourth quarter of 2012 and 0.2% in the first quarter of 2013, according to Eurostat, the statistical office of the European Union. China’s economy grew at a 7.7% rate in the first quarter, down from 7.9% for all of 2012 and well below the 10% rate that prevailed for much of the past decade.

Market Review

The stock market soared during the six-month reporting period as investors reacted favorably to the private economy’s momentum, the Federal Reserve’s ongoing campaign to stimulate economic growth via low interest rates, and Congress’ New Year’s Day vote to make permanent most of the income tax cuts enacted by former President George W. Bush. In late March, the S&P 500 Index of large-company stocks set its first record high since October 2007. It ended the reporting period with a total return of 14.4%, nearly matching the 15.2% return it scored for the entire year ended October 31, 2012. Small-company stocks did even better, with the Russell 2000® Index generating a total return of 16.6%.

Stocks in developed countries outside North America also posted stellar returns as fears about the sustainability of the euro largely faded, save for a few weeks in March when a banking crisis briefly erupted in the tiny country of Cypress. Investors also were encouraged by Japan’s shift to fiscal and monetary policies aimed at promoting economic growth in that country. The MSCI EAFE Index, which tracks developed markets in Europe, Asia and Australia, generated a total return of 16.9%.

Emerging-market stocks lagged their developed-market peers, with the MSCI Emerging Markets Index posting a total return of 5.4%. Concerns about slowing economic growth in China, India and Brazil weighed on investor sentiment, as did lower commodity prices, which adversely impact the many natural resources companies located in emerging economies. The U.S. dollar’s appreciation relative to foreign currencies also dampened returns for U.S. investors.

Fixed-income markets were broadly higher during the reporting period as the Federal Reserve continued to pursue an accommodative monetary policy. While the broadly diversified Barclays U.S. Aggregate Bond Index generated a modest gain of 0.9%, returns varied dramatically between the most and least conservative sectors of the marketplace.

With yields on conservative fixed-income assets remaining near historic lows, returns at that end of the credit spectrum were correspondingly pedestrian. The Barclays 20+ Year Treasury Bond Index earned just 0.6%. Investors hungry for better results poured money into the high-yield sector of the market, which posted a total return of 7.2% as measured by the Merrill Lynch High Yield U.S. Corporate Bond Index.

Our Outlook

It is difficult to imagine that the stock market will be able to duplicate in the second half of this fiscal year its exceptional performance during the first. Nonetheless, the outlook for both the U.S. economy and for stocks remains constructive.

The economy is expected to continue growing at a modest pace for the rest of 2013; our model suggests full-year growth of 2% or slightly higher. The nonpartisan Congressional Budget Office (CBO) predicts that the economy will begin to accelerate in 2014, though, and recent economic reports reinforce that view. The Conference Board’s Leading Economic Index advanced 0.6% in April, for example, led by housing permits, a favorable interest-rate environment, and, to a lesser extent, improving labor market conditions. A Conference Board economist cited cuts in federal spending as the biggest risk to further economic expansion, and the potential for further improvements in the housing and labor markets as the biggest opportunities for additional gains.

Continued spending by consumers would help the economy, too, and there are encouraging developments on that front as well. The net worth of U.S. families rose in the fourth quarter of 2012 to the highest level seen since late 2007. Meanwhile, household debt fell in the first quarter of 2013 to its lowest level since 2006.

The federal government’s finances are showing some improvement, too. The CBO recently estimated that the federal budget deficit this year will shrink to $642 billion, or just 4% of GDP, before dwindling to 2.1% of GDP by 2015. By contrast, the deficit equaled 10.1% of the nation’s economic output as recently as 2009. Nonetheless, Washington still needs to find a tax and spending solution to the nation’s long-term debt, which continues to march toward unsustainably high levels.

U.S. stocks are clearly trading at a richer multiple to earnings than they were a year ago but remain reasonably valued relative to their expected earnings this year and, by at least one measure, are actually lagging corporate profits. When the S&P 500 passed its pre-recession high in March, the per-share earnings of the companies in that index were already 14% above their pre-recession peak.

The outlook for Europe’s economy and financial markets is more unsettled, although the recent gains by European stocks suggest investors there are expecting brighter days ahead. Certainly, their worries about the financial stresses that have been challenging the future of the euro have moderated. Also, some European policymakers have begun to ask whether the region’s austerity agenda, which many economists blame for contributing to Europe’s economic malaise, is still appropriate. Whether they will adopt more growth-oriented policies remains to be seen. In the meantime, given that stocks are frequently cheap during a recession, investors with a long-term view may find European stocks worth considering.

Prospects for the U.S. fixed-income markets are modest. Yields on U.S. Treasuries and short-term bonds are near historic lows, and yield spreads between Treasuries and higher-risk securities, such as corporate bonds, have narrowed. Treasuries and government-agency bonds were offering yields in the 1% to 2% range at the end of the reporting period, while high-yield corporate bonds were offering about 6%. Since fixed-income returns over time tend to reflect current yields, less any default losses, total returns going forward should approximate those numbers. They could be even lower if interest rates and/or credit losses tick higher, although we do not anticipate any dramatic moves on those fronts anytime soon.

If you have questions about how to best position your portfolio for what we expect will be a gradually improving economic recovery, we encourage you to meet with your Thrivent Financial representative. He or she can help you craft an investment policy and financial plan suited to your objectives and tolerance for risk.

As always, thank you for the trust you have placed with our entire team of Thrivent Financial investment professionals.

Sincerely,

Russell W. Swansen

President

Thrivent Mutual Funds

Thrivent Aggressive Allocation Fund

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth.

The Fund’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. Another risk of investing in the Fund is that its performance is dependent upon the performance of the underlying asset classes in which it invests. As a result, the Fund is subject to the same risks as those faced by the underlying asset classes. These and other risks are described in the Fund’s prospectus.

Top 10 Holdings
(% of Net Assets)
Thrivent Partner Worldwide Allocation Fund	16.0%
Thrivent Partner Small Cap Growth Fund	8.0%
Thrivent Large Cap Growth Fund	6.6%
Thrivent Large Cap Value Fund	6.2%
Thrivent Mid Cap Growth Fund	6.1%
Thrivent Mid Cap Stock Fund	5.7%
Thrivent Partner Mid Cap Value Fund	3.5%
Thrivent Large Cap Stock Fund	3.5%
Thrivent Small Cap Stock Fund	2.9%
Thrivent Natural Resources Fund	2.3%

These securities represent 60.8% of the total net assets of the Fund.

Thrivent Moderately Aggressive Allocation Fund

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth.

The Fund’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. Another risk of investing in the Fund is that its performance is dependent upon the performance of the underlying asset classes in which it invests. As a result, the Fund is subject to the same risks as those faced by the underlying asset classes. These and other risks are described in the Fund’s prospectus.

Top 10 Holdings
(% of Net Assets)
Thrivent Partner Worldwide Allocation Fund	12.9%
Thrivent Large Cap Value Fund	8.5%
Thrivent Large Cap Growth Fund	6.2%
Thrivent Large Cap Stock Fund	5.8%
Thrivent Mid Cap Stock Fund	5.2%
Thrivent Income Fund	5.2%
Thrivent High Yield Fund	3.7%
Thrivent Partner Small Cap Growth Fund	3.1%
Thrivent Partner Mid Cap Value Fund	3.1%
Thrivent Mid Cap Growth Fund	2.7%

These securities represent 56.4% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

The list of Top 10 Holdings excludes short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Moderate Allocation Fund

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth while providing reasonable stability of principal.

The Fund’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. Another risk of investing in the Fund is that its performance is dependent upon the performance of the underlying asset classes in which it invests. As a result, the Fund is subject to the same risks as those faced by the underlying asset classes. These and other risks are described in the Fund’s prospectus.

Top 10 Holdings
(% of Net Assets)
Thrivent Income Fund	12.2%
Thrivent Partner Worldwide Allocation Fund	10.1%
Thrivent Limited Maturity Bond Fund	8.4%
Thrivent Large Cap Value Fund	7.2%
Thrivent Large Cap Growth Fund	4.8%
Thrivent Mid Cap Stock Fund	3.4%
Thrivent High Yield Fund	3.2%
Thrivent Large Cap Stock Fund	2.5%
Thrivent Partner Small Cap Growth Fund	2.1%
Thrivent Partner Small Cap Value Fund	2.1%

These securities represent 56.0% of the total net assets of the Fund.

Thrivent Moderately Conservative Allocation Fund

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth while providing reasonable stability of principal.

The Fund’s performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or below the securities markets generally over short or extended periods. Another risk of investing in the Fund is that its performance is dependent upon the performance of the underlying asset classes in which it invests. As a result, the Fund is subject to the same risks as those faced by the underlying asset classes. These and other risks are described in the Fund’s prospectus.

Top 10 Holdings
(% of Net Assets)
Thrivent Limited Maturity Bond Fund	14.8%
Thrivent Income Fund	10.8%
Thrivent Partner Worldwide Allocation Fund	6.1%
Thrivent Large Cap Value Fund	5.2%
Thrivent High Yield Fund	3.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.6%
Thrivent Partner Mid Cap Value Fund	2.3%
Thrivent Large Cap Growth Fund	2.1%
Thrivent Partner Small Cap Value Fund	1.7%

These securities represent 51.9% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

The list of Top 10 Holdings excludes short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Partner Emerging Markets Equity Fund

Subadvised by DuPont Capital Management Corporation

The Fund seeks long-term growth of capital.

Foreign investments, as compared to domestic ones, involve additional risks, including currency fluctuations, different accounting standards, and greater political, economic and market instability. These risks are magnified when the portfolio invests in emerging markets, which may be of relatively small size and less liquid than domestic markets. These and other risks are described in the Fund’s prospectus.

Major Market Sectors
(% of Net Assets)
Financials	22.8%
Materials	13.6%
Energy	13.2%
Consumer Discretionary	12.7%
Industrials	12.7%
Telecommunications Services	10.0%
Information Technology	4.8%
Utilities	2.7%
Consumer Staples	2.7%
Health Care	0.7%

Top 10 Countries
(% of Net Assets)
South Korea	13.7%
Brazil	9.0%
South Africa	8.2%
Taiwan	6.5%
China	6.4%
Russia	6.2%
Hong Kong	5.8%
Indonesia	5.6%
Thailand	4.4%
Poland	4.2%

Investments in securities in these countries represent 70.0% of the total net assets of the Fund. Thrivent Partner Small Cap Growth Fund

Thrivent Partner Small Cap Growth Fund

Subadvised by Turner Investments, L.P.

The Fund seeks long-term growth of capital.

The Fund is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volumes and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus.

Major Market Sectors
(% of Net Assets)
Information Technology	21.6%
Health Care	19.0%
Industrials	18.8%
Consumer Discretionary	15.9%
Financials	7.3%
Energy	5.0%
Materials	4.7%
Consumer Staples	4.2%
Telecommunications Services	0.7%
Utilities	0.1%

Top 10 Holdings
(% of Net Assets)
MAXIMUS, Inc.	1.4%
B&G Foods, Inc.	1.2%
Genesee & Wyoming, Inc.	1.2%
Hexcel Corporation	1.1%
Cardtronics, Inc.	1.1%
ANN, Inc.	1.1%
Education Realty Trust, Inc.	1.1%
Teleflex, Inc.	1.0%
Acadia Healthcare Company, Inc.	1.0%
Susser Holdings Corporation	1.0%

These securities represent 11.2% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition, Top 10 Countries and Top 10 Holdings are subject to change.

The lists of Major Market Sectors, Top 10 Countries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Partner Small Cap Value Fund

Subadvised by T. Rowe Price Associates, Inc.

The Fund seeks long-term capital appreciation.

The Fund is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volumes and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

Industrials	25.9%
Financials	25.1%
Consumer Discretionary	15.3%
Information Technology	8.7%
Materials	8.7%
Utilities	5.5%
Health Care	3.9%
Energy	3.8%
Consumer Staples	0.6%
Telecommunications Services	0.4%

Top 10 Holdings

(% of Net Assets)

ProAssurance Corporation	2.2%
Aaron’s, Inc.	2.0%
Kirby Corporation	1.9%
Genesee & Wyoming, Inc.	1.8%
Alaska Air Group, Inc.	1.8%
Beacon Roofing Supply, Inc.	1.8%
Meritage Homes Corporation	1.7%
Cleco Corporation	1.6%
Redwood Trust, Inc.	1.5%
A.O. Smith Corporation	1.5%

These securities represent 17.8% of the total net assets of the Fund.

Thrivent Small Cap Stock Fund

Matthew D. Finn, CFA, Portfolio Manager*

The Fund seeks long-term capital growth.

The Fund is exposed to the risks of investing in equity securities of smaller companies, which may include, but are not limited to, lower trading volumes and less liquidity than larger, more established companies. Small company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus.

*	Effective March 2013, Matthew D. Finn became the Portfolio Manager.

Major Market Sectors

(% of Net Assets)

Financials	27.6%
Industrials	16.7%
Consumer Discretionary	10.6%
Information Technology	9.5%
Materials	5.4%
Utilities	4.8%
Energy	4.8%
Health Care	4.6%
Consumer Staples	4.1%

Top 10 Holdings

(% of Net Assets)

Ingredion, Inc.	3.1%
EMCOR Group, Inc.	3.0%
iShares Russell 2000 Index Fund	3.0%
Actuant Corporation	2.8%
GATX Corporation	2.7%
Southwest Gas Corporation	2.7%
Plantronics, Inc.	2.6%
Affiliated Managers Group, Inc.	2.5%
Popular, Inc.	2.5%
Foot Locker, Inc.	2.4%

These securities represent 27.3% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA, Portfolio Manager

The Fund seeks long-term growth of capital.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

Information Technology	20.1%
Industrials	19.9%
Consumer Discretionary	18.2%
Health Care	11.2%
Energy	8.3%
Financials	7.0%
Materials	5.0%
Consumer Staples	3.9%
Telecommunications Services	1.7%

Top 10 Holdings

(% of Net Assets)

Discovery Communications, Inc.	3.0%
Affiliated Managers Group, Inc.	2.6%
Dollar Tree, Inc.	2.4%
ANSYS, Inc.	2.2%
Kansas City Southern	2.1%
JB Hunt Transport Services, Inc.	2.0%
NVIDIA Corporation	1.9%
Stericycle, Inc.	1.9%
AMETEK, Inc.	1.9%
Tractor Supply Company	1.7%

These securities represent 21.7% of the total net assets of the Fund.

Thrivent Partner Mid Cap Value Fund

Subadvised by Goldman Sachs Asset Management, L.P.

The Fund seeks to achieve long-term capital appreciation.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

Financials	29.2%
Information Technology	11.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Utilities	9.9%
Energy	8.7%
Health Care	6.8%
Materials	5.4%
Consumer Staples	4.8%
Telecommunications Services	0.8%

Top 10 Holdings

(% of Net Assets)

Aetna, Inc.	2.0%
M&T Bank Corporation	2.0%
Invesco, Ltd.	1.8%
AvalonBay Communities, Inc.	1.8%
SLM Corporation	1.7%
PPL Corporation	1.6%
Ventas, Inc.	1.6%
Lam Research Corporation	1.6%
Principal Financial Group, Inc.	1.6%
Altera Corporation	1.5%

These securities represent 17.2% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Mid Cap Stock Fund

Brian J. Flanagan, CFA, Portfolio Manager

The Fund seeks long-term capital growth.

Mid-cap stocks offer the potential for long-term gains but can be subject to short-term price movements. Mid-sized company stock prices are generally more volatile than large company stock prices. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

Financials	21.2%
Information Technology	21.0%
Consumer Discretionary	12.4%
Health Care	12.3%
Industrials	12.0%
Energy	6.2%
Utilities	4.4%
Materials	3.7%
Consumer Staples	2.2%

Top 10 Holdings

(% of Net Assets)

Alliance Data Systems Corporation	3.8%
HCC Insurance Holdings, Inc.	3.0%
Charter Communications, Inc.	2.6%
Oshkosh Corporation	2.1%
Teradyne, Inc.	2.1%
NVIDIA Corporation	2.0%
Ingredion, Inc.	2.0%
Applied Materials, Inc.	1.9%
Tempur-Pedic International, Inc.	1.8%
Zimmer Holdings, Inc.	1.8%

These securities represent 23.1% of the total net assets of the Fund.

Thrivent Partner Worldwide Allocation Fund

Subadvised by Mercator Asset Management, LP, Principal Global Investors, LLC, Aberdeen Asset Managers Limited, Victory Capital Management, Inc., Goldman Sachs Asset Management, L.P. and DuPont Capital Management Corporation

The Fund seeks long-term capital growth.

Foreign investments, as compared to domestic ones, involve additional risks, including currency fluctuations, different accounting standards, and greater political, economic and market instability. These risks are magnified when the portfolio invests in emerging markets, which may be of relatively small size and less liquid than domestic markets. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

Financials	19.7%
Industrials	15.4%
Consumer Discretionary	13.1%
Consumer Staples	9.9%
Energy	8.4%
Health Care	7.7%
Materials	7.1%
Foreign Government	6.3%
Information Technology	5.3%
Telecommunications Services	3.2%

Top 10 Countries

(% of Net Assets)

Japan	16.9%
United Kingdom	10.3%
Switzerland	7.5%
France	5.5%
Germany	5.1%
Netherlands	3.6%
Australia	3.5%
Canada	3.1%
Hong Kong	3.1%
Brazil	2.9%

Investments in securities in these countries represent 61.5% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition, Top 10 Holdings and Top 10 Countries are subject to change.

The lists of Major Market Sectors, Top 10 Holdings and Top 10 Countries exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Large Cap Growth Fund

David C. Francis, CFA, Portfolio Manager

The Fund seeks long-term capital appreciation.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

Information Technology	33.2%
Consumer Discretionary	18.3%
Health Care	13.1%
Industrials	10.4%
Energy	8.6%
Consumer Staples	5.5%
Financials	4.9%
Materials	1.9%

Top 10 Holdings

(% of Net Assets)

Apple, Inc.	7.6%
Google, Inc.	6.0%
QUALCOMM, Inc.	4.2%
Gilead Sciences, Inc.	3.9%
Express Scripts Holding Company	3.5%
Comcast Corporation	3.4%
eBay, Inc.	3.0%
Weatherford International, Ltd.	2.9%
Jacobs Engineering Group, Inc.	2.9%
Honeywell International, Inc.	2.9%

These securities represent 40.3% of the total net assets of the Fund.

Thrivent Large Cap Value Fund

Kurt J. Lauber, CFA, Portfolio Manager*

The Fund seeks to achieve long-term growth of capital.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

*	Effective March 2013, Kurt J. Lauber became the Portfolio Manager.

Major Market Sectors

(% of Net Assets)

Financials	21.7%
Health Care	13.9%
Energy	11.8%
Information Technology	10.7%
Consumer Discretionary	10.1%
Industrials	9.5%
Consumer Staples	9.0%
Utilities	5.3%
Materials	2.9%
Telecommunications Services	2.0%

Top 10 Holdings

(% of Net Assets)

Merck & Company, Inc.	4.7%
Citigroup, Inc.	4.4%
Bank of America Corporation	3.3%
Sanofi ADR	3.3%
PG&E Corporation	3.1%
BP plc ADR	3.1%
Lowe’s Companies, Inc.	3.1%
MetLife, Inc.	2.9%
Marathon Oil Corporation	2.7%
Texas Instruments, Inc.	2.6%

These securities represent 33.2% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Large Cap Stock Fund

David C. Francis, CFA and Kurt J. Lauber, CFA, Portfolio Co-Managers*

The Fund seeks long-term capital growth.

Large-cap stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

*	Effective March 2013, Kurt J. Lauber became a Portfolio Co-Manager.

Major Market Sectors

(% of Net Assets)

Information Technology	18.6%
Financials	14.2%
Health Care	13.3%
Consumer Discretionary	12.5%
Industrials	10.3%
Energy	9.4%
Consumer Staples	7.9%
Utilities	3.4%
Materials	1.0%

Top 10 Holdings

(% of Net Assets)

Apple, Inc.	4.5%
Citigroup, Inc.	4.1%
J.P. Morgan Chase & Company	4.1%
Procter & Gamble Company	3.7%
United Technologies Corporation	3.4%
NiSource, Inc.	3.4%
Merck & Company, Inc.	3.4%
AutoZone, Inc.	3.4%
Weatherford International, Ltd.	3.4%
Kimberly-Clark Corporation	3.2%

These securities represent 36.6% of the total net assets of the Fund.

Thrivent Balanced Fund

Gregory R. Anderson, CFA, Darren M. Bagwell, CFA and Michael G. Landreville, CFA and CPA (inactive), Portfolio Co-Managers

The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.

The Fund is subject to interest rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. Common stocks are subject to the basic market risk that a particular security, or securities in general, may decrease in value over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

Information Technology	14.2%
Financials	13.4%
U.S. Government and Agencies	9.9%
Consumer Discretionary	9.9%
Mortgage-Backed Securities	9.4%
Industrials	7.9%
Health Care	7.6%
Consumer Staples	6.9%
Energy	6.4%
Utilities	3.7%

Top 10 Holdings

(% of Net Assets)

U.S. Treasury Notes	3.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.4%
Jacobs Engineering Group, Inc.	2.1%
AutoZone, Inc.	2.0%
Comcast Corporation	1.9%
Las Vegas Sands Corporation	1.8%
Materials Select Sector SPDR Fund	1.6%
MasterCard, Inc.	1.6%
Visa, Inc.	1.6%

These securities represent 21.1% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent High Yield Fund

Paul J. Ocenasek, CFA, Portfolio Manager

The Fund seeks high current income and, secondarily, growth of capital.

The Fund typically invests a majority of its assets in high-yield bonds (commonly referred to as junk bonds). Although high-yield bonds can have a higher current yield than investment-grade bonds, high-yield bonds are also subject to greater price fluctuations and increased risk of loss of principal than investment-grade bonds. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

Communications Services	20.5%
Consumer Cyclical	13.8%
Energy	12.1%
Consumer Non-Cyclical	11.6%
Capital Goods	8.4%
Financials	8.3%
Basic Materials	7.3%
Technology	5.4%
Utilities	4.9%
Transportation	3.7%

Top 10 Holdings

(% of Net Assets)

Sprint Nextel Corporation	1.1%
Clear Channel Communications, Inc., Term Loan	1.1%
Intelsat Jackson Holdings SA	0.9%
Icahn Enterprises, LP	0.9%
Omega Healthcare Investors, Inc.	0.8%
AES Corporation	0.8%
Ally Financial, Inc.	0.7%
Royal Caribbean Cruises, Ltd.	0.7%
MGM Resorts International	0.7%
Telesat Canada	0.7%

These securities represent 8.4% of the total netassets of the Fund.

Thrivent Municipal Bond Fund

Janet I. Grangaard, CFA, Portfolio Manager

The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.*

The Fund is subject to interest rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

General Obligation	16.6%
Transportation	16.1%
Other Revenue	15.3%
Health Care	13.6%
Education	11.5%
Escrowed/Pre-refunded	9.3%
Tax Revenue	4.5%
Water & Sewer	4.2%
Industrial Development Revenue	3.9%
Electric Revenue	3.8%

Top 10 States

(% of Net Assets)

California	12.9%
Texas	11.5%
Illinois	8.6%
New York	6.9%
Florida	5.6%
Colorado	4.7%
Massachusetts	4.6%
Pennsylvania	3.7%
Ohio	3.6%
Washington	3.5%

Investments in securities in these States represent 65.6% of the total net assets of the Fund.

*Investors may be subject to state taxes, the federal alternative minimum tax and capital gains taxes.

Quoted Major Market Sectors, Moody’s Bond Quality Ratings Distributions, Top 10 Holdings and Top 10 States are subject to change.

The lists of Major Market Sectors, Top 10 Holdings and Top 10 States exclude short-term investments and collateral held for securities loaned.

Thrivent Income Fund

Stephen D. Lowe, CFA, Portfolio Manager

The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital.

The Fund is subject to interest rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

Financials	30.2%
Energy	10.0%
Communications Services	9.6%
Consumer Non-Cyclical	7.7%
Utilities	6.9%
Consumer Cyclical	6.3%
Mortgage-Backed Securities	5.4%
U.S. Government and Agencies	4.9%
Basic Materials	4.2%
Transportation	3.1%

Top 10 Holdings

(% of Net Assets)

Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
U.S. Treasury Notes	0.6%
U.S. Treasury Notes	0.5%
Province of Ontario	0.5%
Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through	0.5%
Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%

These securities represent 7.4% of the total net assets of the Fund.

Thrivent Core Bond Fund

Michael G. Landreville, CFA and CPA (inactive), and Gregory R. Anderson, CFA, Portfolio Co-Managers

The Fund seeks a high level of current income consistent with capital preservation.

The Fund is subject to interest rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

U.S. Government and Agencies	29.0%
Mortgage-Backed Securities	25.4%
Financials	13.1%
Commercial Mortgage-Backed Securities	5.9%
High Yield Bonds	4.4%
Asset-Backed Securities	4.2%
Utilities	3.8%
Communications Services	3.7%
Consumer Non-Cyclical	3.3%
Foreign Government	2.2%

Top 10 Holdings

(% of Net Assets)

U.S. Treasury Notes	9.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	7.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	6.4%
Thrivent High Yield Fund	4.4%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	3.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.4%
U.S. Treasury Notes	2.8%
Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through	2.6%
Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through	2.4%
U.S. Treasury Notes, TIPS	2.4%

These securities represent 44.4% of the total net assets of the Fund.

Quoted Major Market Sectors, Moody’s Bond Quality Ratings Distributions and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Thrivent Government Bond Fund

Michael G. Landreville, CFA and CPA (inactive), Portfolio Manager

The Fund seeks total return, consistent with preservation of capital.

The Fund is subject to interest rate risk, government securities risk and inflation-linked security risk. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

U.S. Government and Agencies	75.4%
Mortgage-Backed Securities	6.1%
Financials	5.8%
Foreign Government	4.1%
Commercial Mortgage-Backed Securities	2.4%
Collateralized Mortgage Obligations	1.6%
Asset-Backed Securities	1.2%
Utilities	1.1%

Top 10 Holdings

(% of Net Assets)

U.S. Treasury Notes	7.9%
Federal Home Loan Mortgage Corporation	5.7%
Federal National Mortgage Association	5.7%
Federal National Mortgage Association	4.8%
U.S. Treasury Notes, TIPS	3.9%
U.S. Treasury Notes	3.8%
U.S. Treasury Notes	3.7%
U.S. Treasury Notes	3.7%
U.S. Treasury Bonds	3.3%
U.S. Treasury Notes	3.2%

These securities represent 45.7% of the total net assets of the Fund.

Thrivent Limited Maturity Bond Fund

Michael G. Landreville, CFA and CPA (inactive), and Gregory R. Anderson, CFA, Portfolio Co-Managers

The Fund seeks a high level of current income consistent with stability of principal.

The Fund is subject to interest rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

Major Market Sectors

(% of Net Assets)

U.S. Government and Agencies	26.0%
Financials	22.6%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	7.2%
Mortgage-Backed Securities	5.2%
Foreign Government	5.0%
Collateralized Mortgage Obligations	4.1%
Consumer Non-Cyclical	3.8%
Communications Services	2.7%
Consumer Cyclical	1.8%

Top 10 Holdings

(% of Net Assets)

U.S. Treasury Notes	6.3%
U.S. Treasury Notes	2.9%
U.S. Treasury Notes	2.6%
Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through	2.2%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	1.8%
U.S. Treasury Notes	1.6%
Federal Home Loan Banks	1.2%
U.S. Treasury Notes, TIPS	1.2%

These securities represent 23.8% of the total net assets of the Fund.

Quoted Major Market Sectors, Moody’s Bond Quality Ratings Distributions and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Thrivent Money Market Fund

William D. Stouten, Portfolio Manager

The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.

The principal risk of investing in the Fund is income risk—that is, the income the Fund receives may fall as a result of a decline in interest rates. This and other risks are described in the Fund’s prospectus.

An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Quoted Portfolio Composition is subject to change.

Shareholder Expense Example

(unaudited)

As a shareholder of the Fund, you incur, depending on the fund and share class, two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls below stated account minimums ($2,500 for Thrivent Limited Maturity Bond Fund and $2,000 for all other Funds). This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls below stated account minimums ($2,500 for Thrivent Limited Maturity Bond Fund and $2,000 for all other Funds). This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid during Period 11/1/2012 - 4/30/2013*	Annualized Expense Ratio
Thrivent Aggressive Allocation Fund

Actual
Class A	$1,000	$1,115	$4.31	0.82%
Institutional Class	$1,000	$1,117	$2.03	0.39%

Hypothetical**
Class A	$1,000	$1,021	$4.12	0.82%
Institutional Class	$1,000	$1,023	$1.94	0.39%
Thrivent Moderately Aggressive Allocation Fund

Actual
Class A	$1,000	$1,104	$3.75	0.72%
Institutional Class	$1,000	$1,105	$1.72	0.33%

Hypothetical**
Class A	$1,000	$1,021	$3.60	0.72%
Institutional Class	$1,000	$1,023	$1.65	0.33%
Thrivent Moderate Allocation Fund

Actual
Class A	$1,000	$1,081	$3.47	0.67%
Institutional Class	$1,000	$1,084	$1.63	0.32%

Hypothetical**
Class A	$1,000	$1,021	$3.37	0.67%
Institutional Class	$1,000	$1,023	$1.58	0.32%

Shareholder Expense Example

(unaudited)

	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid during Period 11/1/2012 - 4/30/2013*	Annualized Expense Ratio
Thrivent Moderately Conservative Allocation Fund

Actual
Class A	$1,000	$1,058	$3.65	0.72%
Institutional Class	$1,000	$1,060	$1.92	0.38%

Hypothetical**
Class A	$1,000	$1,021	$3.59	0.72%
Institutional Class	$1,000	$1,023	$1.89	0.38%
Thrivent Partner Emerging Markets Equity Fund

Actual
Class A	$1,000	$1,028	$8.14	1.62%
Institutional Class	$1,000	$1,029	$6.65	1.32%

Hypothetical**
Class A	$1,000	$1,017	$8.10	1.62%
Institutional Class	$1,000	$1,018	$6.61	1.32%
Thrivent Partner Small Cap Growth Fund

Actual
Class A	$1,000	$1,130	$7.40	1.40%
Institutional Class	$1,000	$1,132	$5.50	1.04%

Hypothetical**
Class A	$1,000	$1,018	$7.01	1.40%
Institutional Class	$1,000	$1,020	$5.21	1.04%
Thrivent Partner Small Cap Value Fund

Actual
Class A	$1,000	$1,168	$7.21	1.34%
Institutional Class	$1,000	$1,171	$4.56	0.85%

Hypothetical**
Class A	$1,000	$1,018	$6.71	1.34%
Institutional Class	$1,000	$1,021	$4.24	0.85%
Thrivent Small Cap Stock Fund

Actual
Class A	$1,000	$1,137	$6.95	1.31%
Institutional Class	$1,000	$1,140	$4.07	0.77%

Hypothetical**
Class A	$1,000	$1,018	$6.57	1.31%
Institutional Class	$1,000	$1,021	$3.85	0.77%
Thrivent Mid Cap Growth Fund

Actual
Class A	$1,000	$1,107	$5.27	1.01%
Institutional Class	$1,000	$1,110	$2.76	0.53%

Hypothetical**
Class A	$1,000	$1,020	$5.05	1.01%
Institutional Class	$1,000	$1,022	$2.65	0.53%
Thrivent Partner Mid Cap Value Fund

Actual
Class A	$1,000	$1,182	$6.76	1.25%
Institutional Class	$1,000	$1,185	$4.87	0.90%

Hypothetical**
Class A	$1,000	$1,019	$6.26	1.25%
Institutional Class	$1,000	$1,020	$4.50	0.90%

Shareholder Expense Example

(unaudited)

	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid during Period 11/1/2012 - 4/30/2013*	Annualized Expense Ratio
Thrivent Mid Cap Stock Fund

Actual
Class A	$1,000	$1,173	$6.27	1.16%
Institutional Class	$1,000	$1,176	$3.86	0.72%

Hypothetical**
Class A	$1,000	$1,019	$5.83	1.16%
Institutional Class	$1,000	$1,021	$3.59	0.72%
Thrivent Partner Worldwide Allocation Fund

Actual
Class A	$1,000	$1,132	$7.06	1.33%
Institutional Class	$1,000	$1,134	$5.22	0.99%

Hypothetical**
Class A	$1,000	$1,018	$6.68	1.33%
Institutional Class	$1,000	$1,020	$4.94	0.99%
Thrivent Large Cap Growth Fund

Actual
Class A	$1,000	$1,104	$6.26	1.20%
Institutional Class	$1,000	$1,105	$4.28	0.82%

Hypothetical**
Class A	$1,000	$1,019	$6.01	1.20%
Institutional Class	$1,000	$1,021	$4.11	0.82%
Thrivent Large Cap Value Fund

Actual
Class A	$1,000	$1,164	$5.36	1.00%
Institutional Class	$1,000	$1,167	$2.79	0.52%

Hypothetical**
Class A	$1,000	$1,020	$5.00	1.00%
Institutional Class	$1,000	$1,022	$2.61	0.52%
Thrivent Large Cap Stock Fund

Actual
Class A	$1,000	$1,114	$5.57	1.06%
Institutional Class	$1,000	$1,116	$3.21	0.61%

Hypothetical**
Class A	$1,000	$1,020	$5.32	1.06%
Institutional Class	$1,000	$1,022	$3.07	0.61%
Thrivent Balanced Fund

Actual
Class A	$1,000	$1,104	$5.75	1.10%
Institutional Class	$1,000	$1,107	$3.47	0.66%

Hypothetical**
Class A	$1,000	$1,019	$5.52	1.10%
Institutional Class	$1,000	$1,021	$3.33	0.66%
Thrivent High Yield Fund

Actual
Class A	$1,000	$1,065	$4.14	0.81%
Institutional Class	$1,000	$1,067	$2.42	0.47%

Hypothetical**
Class A	$1,000	$1,021	$4.05	0.81%
Institutional Class	$1,000	$1,022	$2.37	0.47%

Shareholder Expense Example

(unaudited)

	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid during Period 11/1/2012 - 4/30/2013*	Annualized Expense Ratio
Thrivent Municipal Bond Fund

Actual
Class A	$1,000	$1,017	$3.72	0.74%
Institutional Class	$1,000	$1,019	$2.43	0.48%

Hypothetical**
Class A	$1,000	$1,021	$3.72	0.74%
Institutional Class	$1,000	$1,022	$2.43	0.48%
Thrivent Income Fund

Actual
Class A	$1,000	$1,024	$3.85	0.77%
Institutional Class	$1,000	$1,026	$2.00	0.40%

Hypothetical**
Class A	$1,000	$1,021	$3.84	0.77%
Institutional Class	$1,000	$1,023	$2.00	0.40%
Thrivent Core Bond Fund

Actual
Class A	$1,000	$1,017	$4.25	0.85%
Institutional Class	$1,000	$1,018	$2.64	0.53%

Hypothetical**
Class A	$1,000	$1,021	$4.26	0.85%
Institutional Class	$1,000	$1,022	$2.65	0.53%
Thrivent Government Bond Fund

Actual
Class A	$1,000	$1,007	$4.48	0.90%
Institutional Class	$1,000	$1,008	$2.82	0.57%

Hypothetical**
Class A	$1,000	$1,020	$4.51	0.90%
Institutional Class	$1,000	$1,022	$2.84	0.57%
Thrivent Limited Maturity Bond Fund

Actual
Class A	$1,000	$1,009	$3.00	0.60%
Institutional Class	$1,000	$1,010	$1.81	0.36%

Hypothetical**
Class A	$1,000	$1,022	$3.02	0.60%
Institutional Class	$1,000	$1,023	$1.83	0.36%
Thrivent Money Market Fund

Actual
Class A	$1,000	$1,000	$1.19	0.24%
Institutional Class	$1,000	$1,000	$1.19	0.24%

Hypothetical**
Class A	$1,000	$1,024	$1.20	0.24%
Institutional Class	$1,000	$1,024	$1.20	0.24%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Mutual Funds (66.0%)	Value
Equity Mutual Funds (63.7%)
1,519,588	Thrivent Natural Resources Fund	$14,420,892
3,535,898	Thrivent Partner Small Cap Growth Fund	50,457,268
676,465	Thrivent Partner Small Cap Value Fund	12,785,189
1,004,432	Thrivent Small Cap Stock Fund[a]	18,431,318
1,785,147	Thrivent Mid Cap Growth Fund	38,309,246
1,513,206	Thrivent Partner Mid Cap Value Fund	22,319,787
1,835,837	Thrivent Mid Cap Stock Fund	35,743,752
10,327,769	Thrivent Partner Worldwide Allocation Fund	100,592,466
6,452,995	Thrivent Large Cap Growth Fund	41,879,937
2,323,933	Thrivent Large Cap Value Fund	39,204,754
884,902	Thrivent Large Cap Stock Fund	21,910,172
472,391	Thrivent Equity Income Plus Fund	5,054,583

	Total	401,109,364

Fixed Income Mutual Funds (2.3%)
1,696,426	Thrivent High Yield Fund	8,787,488
632,920	Thrivent Income Fund	5,974,766

	Total	14,762,254

	Total Mutual Funds (cost $352,627,662)	415,871,618

Shares	Common Stock (27.8%)	Value
Consumer Discretionary (4.4%)
6,900	Abercrombie & Fitch Company	341,964
5,500	Amazon.com, Inc.[a,b]	1,395,955
9,200	ANN, Inc.[a]	271,768
2,900	AutoZone, Inc.[a]	1,186,361
3,340	CBS Corporation	152,905
6,000	Charter Communications, Inc.[a]	604,440
22,300	Cheesecake Factory, Inc.	887,986
18,100	Chico’s FAS, Inc.	330,687
58,600	Comcast Corporation	2,420,180
6,900	Conn’s, Inc.[a]	298,839
5,000	Deckers Outdoor Corporation[a]	275,600
6,948	Delphi Automotive plc	321,067
8,500	DISH Network Corporation	333,115
10,300	Fifth & Pacific Companies, Inc.[a]	212,386
29,676	Foot Locker, Inc.	1,034,802
19,200	Gap, Inc.	729,408
30,800	GNC Holdings, Inc.	1,396,164
4,500	Grand Canyon Education, Inc.[a]	115,065
1,610	Harley-Davidson, Inc.	87,987
20,300	Home Depot, Inc.	1,489,005
42,600	Hovnanian Enterprises, Inc.[a]	232,170
2,010	iShares Dow Jones US Home Construction Index Fund	48,763
33,987	Las Vegas Sands Corporation	1,911,769
18,150	Lowe’s Companies, Inc.	697,323
4,600	Lumber Liquidators Holdings, Inc.[a]	377,016
11,800	Macy’s, Inc.	526,280
3,800	Marriott Vacations Worldwide Corporation[a]	172,824
21,600	Meredith Corporation	838,512
4,100	Michael Kors Holdings, Ltd.[a]	233,454
3,000	Netflix, Inc.[a]	648,210
11,400	New York Times Company[a]	101,004
11,820	News Corporation	367,838
29,200	NIKE, Inc.	1,857,120
5,800	Omnicom Group, Inc.	346,666
11,640	Papa John’s International, Inc.[a]	733,320
5,300	Penn National Gaming, Inc.[a]	310,315
45,859	Pier 1 Imports, Inc.	1,064,387
11,400	Pulte Group, Inc.[a]	239,286
28,000	Sally Beauty Holdings, Inc.[a]	841,680
55,700	Smith & Wesson Holding Corporation[a]	489,046
26,500	Standard Pacific Corporation[a]	239,825
8,600	Tempur-Pedic International, Inc.[a]	417,100
3,360	Time Warner Cable, Inc.	315,470
8,000	TJX Companies, Inc.	390,160
9,700	Toll Brothers, Inc.[a]	332,807
2,600	Urban Outfitters, Inc.[a]	107,744
5,100	Valassis Communications, Inc.	130,713
4,700	Vera Bradley, Inc.[a]	107,254

	Total	27,963,740

Consumer Staples (2.2%)
24,000	Altria Group, Inc.	876,240
14,865	Annie’s, Inc.[a]	561,748
9,077	British American Tobacco plc ADR	1,007,728
10,600	Campbell Soup Company	491,946
4,300	Clorox Company	370,875
6,300	Colgate-Palmolive Company	752,283
14,200	Constellation Brands, Inc.[a]	700,770
22,620	CVS Caremark Corporation	1,316,032
720	Diageo plc ADR	87,984
8,300	Green Mountain Coffee Roasters, Inc.[a]	476,420
16,642	Ingredion, Inc.	1,198,390
2,130	Kimberly-Clark Corporation	219,795
3,121	Kraft Foods Group, Inc.	160,700
21,300	Kroger Company	732,294
9,373	Mondelez International, Inc.	294,781
15,400	Nestle SA	1,098,213
2,403	Philip Morris International, Inc.	229,703
20,300	Procter & Gamble Company	1,558,431
7,400	Safeway, Inc.	166,648
2,500	Spectrum Brands Holdings, Inc.	140,000
2,100	Susser Holdings Corporation[a]	111,657
949	TreeHouse Foods, Inc.[a]	60,461
4,850	Unilever NV ADR	206,028
5,000	USANA Health Sciences, Inc.[a]	282,100
4,900	Wal-Mart Stores, Inc.	380,828

	Total	13,482,055

Energy (2.4%)
40,957	Alpha Natural Resources, Inc.[a]	303,901
13,140	BP plc ADR	572,904
3,400	Cabot Oil & Gas Corporation	231,370
2,780	Chevron Corporation	339,188
2,300	Concho Resources, Inc.[a]	198,099
28,600	Consol Energy, Inc.	962,104
4,300	CVR Energy, Inc.	211,861
7,200	Delek US Holdings, Inc.	259,848
4,400	Ensco plc	253,792
6,060	EOG Resources, Inc.	734,230
4,970	EQT Corporation	373,346

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (27.8%)	Value
Energy (2.4%) - continued
23,600	Exxon Mobil Corporation	$2,100,164
11,500	HollyFrontier Corporation	568,675
55,064	Marathon Oil Corporation	1,798,941
8,100	Marathon Petroleum Corporation	634,716
17,700	Oasis Petroleum, Inc.[a]	605,871
49,300	Patterson-UTI Energy, Inc.	1,039,737
6,700	PBF Energy, Inc.	204,015
39,445	Petroleum Geo-Services ASA	579,542
6,500	Rex Energy Corporation[a]	104,455
14,730	Schlumberger, Ltd.	1,096,354
8,500	Southwestern Energy Company[a]	318,070
3,300	Tesoro Corporation	176,220
111,500	Weatherford International, Ltd.[a]	1,426,085
4,300	Western Refining, Inc.	132,913

	Total	15,226,401

Financials (4.9%)
3,490	ACE, Ltd.	311,099
7,054	Affiliated Managers Group, Inc.[a]	1,098,167
3,600	Allied World Assurance Company Holdings AG	326,916
4,250	Allstate Corporation	209,355
7,600	American Assets Trust, Inc.	256,576
4,681	American Campus Communities, Inc.	208,960
40,000	Annaly Capital Management, Inc.	637,600
5,600	Aspen Insurance Holdings, Ltd.	213,864
6,700	Axis Capital Holdings, Ltd.	299,021
59,930	Bank of America Corporation	737,738
4,700	Banner Corporation	153,549
11,000	BioMed Realty Trust, Inc.	247,610
21,300	CapitalSource, Inc.	190,635
16,800	CBL & Associates Properties, Inc.	405,552
31,370	Citigroup, Inc.	1,463,724
16,330	Colonial Properties Trust	379,019
4,600	Comerica, Inc.	166,750
31,600	DCT Industrial Trust, Inc.	247,428
6,500	Discover Financial Services	284,310
9,000	Douglas Emmett, Inc.	235,530
6,100	Extra Space Storage, Inc.	265,838
40,300	Fifth Third Bancorp	686,309
22,241	HCC Insurance Holdings, Inc.	947,467
7,600	Home Loan Servicing Solutions, Ltd.	172,140
19,118	Host Hotels & Resorts, Inc.	349,286
55,400	Huntington Bancshares, Inc.	397,218
10,820	Invesco, Ltd.	343,427
28,000	iShares Russell 2000 Index Fund	2,635,920
18,951	J.P. Morgan Chase & Company	928,788
9,518	Lazard, Ltd.	322,660
3,000	M&T Bank Corporation	300,600
13,510	MetLife, Inc.	526,755
5,700	Montpelier Re Holdings, Inc.	146,832
14,720	Morgan Stanley	326,048
13,000	NASDAQ OMX Group, Inc.	383,240
6,900	Northern Trust Corporation	372,048
15,600	Ocwen Financial Corporation[a]	570,648
8,800	Pebblebrook Hotel Trust	239,008
8,900	PHH Corporation[a]	187,612
14,900	Piedmont Office Realty Trust, Inc.	305,748
56,554	Popular, Inc.[a]	1,611,223
1,200	Portfolio Recovery Associates, Inc.[a]	147,300
3,800	ProAssurance Corporation	186,162
7,500	Protective Life Corporation	285,450
14,700	SLM Corporation	303,555
28,300	SPDR S&P 500 ETF Trust	4,518,944
4,850	State Street Corporation	283,579
17,310	SVB Financial Group[a]	1,230,914
2,680	Taubman Centers, Inc.	229,167
7,331	Terreno Realty Corporation	137,969
9,743	Tower Group International, Ltd.	184,338
8,137	W.R. Berkley Corporation	353,309
35,610	Wells Fargo & Company	1,352,468
57,972	Zions Bancorporation[b]	1,427,271

	Total	30,732,644

Health Care (3.5%)
3,100	Abbott Laboratories	114,452
19,200	Align Technology, Inc.[a]	635,904
10,300	Allscripts Healthcare Solutions, Inc.[a]	142,552
2,300	AmerisourceBergen Corporation	124,476
8,200	Amgen, Inc.	854,522
55,700	Arena Pharmaceuticals, Inc.[a]	458,968
3,550	Baxter International, Inc.	248,038
1,700	Biogen Idec, Inc.[a]	372,181
4,000	Bio-Reference Laboratories, Inc.[a]	102,000
2,576	C.R. Bard, Inc.	255,951
6,600	Celgene Corporation[a]	779,262
10,700	Community Health Systems, Inc.	487,599
24,690	Covidien plc	1,576,210
3,480	Eli Lilly and Company	192,722
29,800	Express Scripts Holding Company[a]	1,769,226
62,500	Gilead Sciences, Inc.[a]	3,165,000
7,605	HeartWare International, Inc.[a]	739,206
29,500	Hologic, Inc.[a]	600,915
5,400	Illumina, Inc.[a]	349,326
1,900	Jazz Pharmaceuticals, Inc.[a]	110,865
11,900	Medicines Company[a]	401,744
27,420	Merck & Company, Inc.	1,288,740
7,600	Myriad Genetics, Inc.[a]	211,660
4,680	NPS Pharmaceuticals, Inc.[a]	62,852
4,000	PAREXEL International Corporation[a]	163,800
18,845	PDL BioPharma, Inc.	145,860
1,643	Pharmacyclics, Inc.[a]	133,905
14,300	Questcor Pharmaceuticals, Inc.	439,582
16,300	ResMed, Inc.	782,726
11,450	Sanofi ADR	610,858
11,500	Santarus, Inc.[a]	211,255
3,700	Seattle Genetics, Inc.[a]	136,715
14,500	Shire Pharmaceuticals Group plc ADR	1,357,780
14,600	Spectrum Pharmaceuticals, Inc.	108,186
10,700	Thoratec Corporation[a]	387,340
6,600	United Therapeutics Corporation[a]	440,748
15,750	UnitedHealth Group, Inc.[b]	943,898
5,000	Vertex Pharmaceuticals, Inc.[a]	384,100
2,600	Waters Corporation[a]	240,240
5,151	Zimmer Holdings, Inc.	393,794

	Total	21,925,158

Industrials (3.1%)
26,700	Actuant Corporation	835,710
12,300	Acuity Brands, Inc.	897,408
13,750	ADT Corporation[a]	600,050

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (27.8%)	Value
Industrials (3.1%) - continued
10,331	CSX Corporation	$254,039
40,600	Delta Air Lines, Inc.[a]	695,884
4,800	Deluxe Corporation	183,072
6,300	DigitalGlobe, Inc.[a]	183,897
26,553	EMCOR Group, Inc.	993,082
3,800	EnerSys, Inc.[a]	174,192
2,760	FedEx Corporation	259,468
1,800	Flowserve Corporation	284,616
12,700	Foster Wheeler AGa	267,970
18,100	GATX Corporation	922,195
8,094	General Electric Company	180,415
26,800	HNI Corporation	922,724
24,239	Honeywell International, Inc.	1,782,536
9,300	Ingersoll-Rand plc	500,340
33,730	Jacobs Engineering Group, Inc.[a]	1,702,690
36,700	JetBlue Airways Corporation[a]	252,863
14,600	Landstar System, Inc.	798,036
3,300	Lockheed Martin Corporation	326,997
14,864	Manitowoc Company, Inc.	278,849
22,900	Manpower, Inc.	1,217,364
12,412	Oshkosh Corporation[a]	487,295
3,432	Parker Hannifin Corporation	303,972
3,470	Pentair, Ltd.	188,595
25,400	Southwest Airlines Company	347,980
10,000	Union Pacific Corporation	1,479,600
15,617	United Technologies Corporation	1,425,676
4,100	USG Corporation[a]	106,559
19,900	Woodward, Inc.	716,201

	Total	19,570,275

Information Technology (5.4%)
3,750	3D Systems Corporation[a]	143,400
44,000	Activision Blizzard, Inc.	657,800
5,200	Alliance Data Systems Corporation[a]	893,204
17,200	AOL, Inc.[a]	664,608
8,377	Apple, Inc.[b]	3,708,917
30,694	Applied Materials, Inc.	445,370
130,500	Atmel Corporation[a]	844,335
8,400	Autodesk, Inc.[a]	330,792
81,200	Brocade Communications Systems, Inc.[a]	472,584
7,100	Cirrus Logic, Inc.[a]	137,101
43,630	Cisco Systems, Inc.	912,740
24,600	Citrix Systems, Inc.[a]	1,529,382
28,536	CoreLogic, Inc.[a]	778,462
25,724	eBay, Inc.[a]	1,347,680
4,700	Ellie Mae, Inc.[a]	122,294
33,600	ExactTarget, Inc.[a]	657,888
3,455	Google, Inc.[a,b]	2,848,889
22,500	Informatica Corporation[a]	740,925
26,500	Intel Corporation	634,675
6,300	InterDigital, Inc.	279,783
9,637	Itron, Inc.[a]	382,107
3,800	j2 Global, Inc.	154,660
13,911	Juniper Networks, Inc.[a]	230,227
1,700	MasterCard, Inc.	939,981
48,600	MEMC Electronic Materials, Inc.[a]	262,440
6,100	Mentor Graphics Corporation	111,386
15,286	Microsoft Corporation	505,967
32,400	NetApp, Inc.[a]	1,130,436
5,800	NetScout Systems, Inc.[a]	132,298
32,648	NVIDIA Corporation	449,563
19,075	Plantronics, Inc.	835,866
28,200	QUALCOMM, Inc.[b]	1,737,684
1,500	Stratasys, Ltd.[a]	124,575
26,640	Symantec Corporation[a]	647,352
69,716	Teradyne, Inc.[a]	1,146,131
13,250	Texas Instruments, Inc.	479,782
46,646	TriQuint Semiconductor, Inc.[a]	272,413
7,700	Visa, Inc.	1,297,142
71,000	Vishay Intertechnology, Inc.[a]	996,840
19,400	VMware, Inc.[a]	1,367,700
13,600	Western Digital Corporation	751,808
29	Workday, Inc.[a]	1,817
16,569	Xilinx, Inc.	628,131
44,000	Yahoo!, Inc.[a]	1,088,120

	Total	33,825,255

Materials (0.8%)
7,000	Axiall Corporation	367,150
12,700	Buckeye Technologies, Inc.	477,393
3,620	Celanese Corporation	178,864
2,300	CF Industries Holdings, Inc.	428,973
5,450	Dow Chemical Company	184,809
8,600	Eagle Materials, Inc.	582,650
13,200	H.B. Fuller Company	500,280
24,200	Huntsman Corporation	456,412
4,050	Nucor Corporation	176,661
9,900	Owens-Illinois, Inc.[a]	260,172
5,294	Silgan Holdings, Inc.	253,424
6,330	Southern Copper Corporation	210,979
23,744	Steel Dynamics, Inc.	357,110
24,700	SunCoke Energy, Inc.[a]	373,711
13,200	Teck Resources, Ltd.	350,724

	Total	5,159,312

Telecommunications Services (0.2%)
29,400	AT&T, Inc.	1,101,324
6,694	Verizon Communications, Inc.	360,874

	Total	1,462,198

Utilities (0.9%)
9,100	Calpine Corporation[a]	197,743
12,800	CMS Energy Corporation	383,232
12,710	NiSource, Inc.	390,578
18,900	NRG Energy, Inc.	526,743
29,413	NV Energy, Inc.	636,203
11,830	PG&E Corporation	573,045
32,500	PNM Resources, Inc.	780,325
8,600	Public Service Enterprise Group, Inc.	314,846
11,000	Southern Company	530,530
15,440	Southwest Gas Corporation	782,345
7,900	Wisconsin Energy Corporation	355,026

	Total	5,470,616

	Total Common Stock (cost $146,510,855)	174,817,654

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (2.0%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$650,000	6.011%, 5/25/2036	$490,556

	Total	490,556

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
69,152	0.650%, 12/25/2035[c]	37,911
	Residential Asset Securitization Trust
85,195	0.580%, 8/25/2037[c]	28,908
	Sequoia Mortgage Trust
86,780	4.435%, 9/20/2046	12,370
199,744	4.435%, 9/20/2046	172,710
	WaMu Mortgage Pass Through Certificates
83,034	2.664%, 9/25/2036	69,873
125,206	2.755%, 10/25/2036	107,550

	Total	429,322

Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	279,288

	Total	279,288

Mortgage-Backed Securities (0.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
475,000	2.500%, 5/1/2028[d]	495,856
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
500,000	3.000%, 5/1/2043[d]	520,859
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
475,000	2.500%, 5/1/2028[d]	496,672
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
532,500	3.000%, 5/1/2043[d]	556,962
950,000	3.500%, 5/1/2043[d]	1,012,195
950,000	4.000%, 5/1/2043[d]	1,016,797

	Total	4,099,341

U.S. Government and Agencies (1.1%)
	U.S. Treasury Bonds
4,610,000	3.000%, 5/15/2042	4,720,207
	U.S. Treasury Notes, TIPS
2,008,158	0.125%, 4/15/2018	2,164,734

	Total	6,884,941

	Total Long-Term Fixed Income (cost $12,190,730)	12,183,448

Shares or Principal Amount	Short-Term Investments (5.0%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.137%, 6/7/2013[b,e]	99,986
1,000,000	0.055%, 6/12/2013[b,e]	999,936
4,500,000	0.130%, 8/1/2013[b,e]	4,498,505
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.115%, 6/10/2013[b,e]	299,961
	Federal National Mortgage Association Discount Notes
4,000,000	0.090%, 6/7/2013[b,e]	3,999,630
	Thrivent Cash Management Trust
21,149,118	0.090%	21,149,118
	U.S. Treasury Bills
600,000	0.085%, 6/13/2013[b,e]	599,939

	Total Short-Term Investments (at amortized cost)	31,647,075

	Total Investments (cost $542,976,322) 100.8%	$634,519,795

	Other Assets and Liabilities, Net (0.8%)	(4,741,093)

	Total Net Assets 100.0%	$629,778,702

a	Non-income producing security.
b	At April 30, 2013, $18,326,631 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2013.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$91,046,433
Gross unrealized depreciation	(4,569,415)

Net unrealized appreciation (depreciation)	$86,477,018

Cost for federal income tax purposes	$548,042,777

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Mutual Funds
Equity Mutual Funds	401,109,364	401,109,364	–	–
Fixed Income Mutual Funds	14,762,254	14,762,254	–	–

Common Stock
Consumer Discretionary	27,963,740	27,963,740	–	–
Consumer Staples	13,482,055	12,383,842	1,098,213	–
Energy	15,226,401	14,646,859	579,542	–
Financials	30,732,644	30,732,644	–	–
Health Care	21,925,158	21,925,158	–	–
Industrials	19,570,275	19,570,275	–	–
Information Technology	33,825,255	33,825,255	–	–
Materials	5,159,312	5,159,312	–	–
Telecommunications Services	1,462,198	1,462,198	–	–
Utilities	5,470,616	5,470,616	–	–

Long-Term Fixed Income
Asset-Backed Securities	490,556	–	490,556	–
Collateralized Mortgage Obligations	429,322	–	429,322	–
Commercial Mortgage-Backed Securities	279,288	–	279,288	–
Mortgage-Backed Securities	4,099,341	–	4,099,341	–
U.S. Government and Agencies	6,884,941	–	6,884,941	–
Short-Term Investments	31,647,075	21,149,118	10,497,957	–

Total	$634,519,795	$610,160,635	$24,359,160	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	3,013,496	2,780,083	233,413	–

Total Asset Derivatives	$3,013,496	$2,780,083	$233,413	$–

Liability Derivatives
Futures Contracts	5,499,464	5,499,464	–	–

Total Liability Derivatives	$5,499,464	$5,499,464	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(10)	June 2013	($2,204,032)	($2,206,250)	($2,218)
5-Yr. U.S. Treasury Bond Futures	(30)	June 2013	(3,717,799)	(3,739,219)	(21,420)
10-Yr. U.S. Treasury Bond Futures	(50)	June 2013	(6,583,832)	(6,667,969)	(84,137)
30-Yr. U.S. Treasury Bond Futures	5	June 2013	723,140	741,875	18,735
Eurex EURO STOXX 50 Futures	1,129	June 2013	39,053,055	39,286,468	233,413
Russell 2000 Index Mini-Futures	(580)	June 2013	(52,951,651)	(54,815,800)	(1,864,149)
S&P 400 Index Mini-Futures	(601)	June 2013	(66,050,231)	(69,577,771)	(3,527,540)
S&P 500 Index Futures	264	June 2013	102,323,852	105,085,200	2,761,348
Total Futures Contracts					($2,485,968)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$18,735
Total Interest Rate Contracts		18,735

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,994,761
Total Equity Contracts		2,994,761
Total Asset Derivatives		$3,013,496

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	107,775
Total Interest Rate Contracts		107,775

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	5,391,689
Total Equity Contracts		5,391,689
Total Liability Derivatives		$5,499,464

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(73,273)

Total Interest Rate Contracts		(73,273)

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(391,454)

Total Equity Contracts		(391,454)

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(52,690)

Total Foreign Exchange Contracts		(52,690)

Total		($517,417)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(80,360)

Total Interest Rate Contracts		(80,360)

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(3,503,918)

Total Equity Contracts		(3,503,918)

Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	15

Total Foreign Exchange Contracts		15

Total		($3,584,263)

The following table presents Aggressive Allocation Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Equity Contracts	$249,458,841	41.7%	N/A	N/A
Interest Rate Contracts	13,856,320	2.3	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$53	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Natural Resources	$13,550,782	$124,396	$–	1,519,588	$14,420,892	$124,396
Partner Small Cap Growth	45,911,513	1,327,331	1,500,000	3,535,898	50,457,268	–
Partner Small Cap Value	11,793,236	472,885	1,000,000	676,465	12,785,189	272,667
Small Cap Stock	16,161,303	–	–	1,004,432	18,431,318	–
Mid Cap Growth	34,522,959	2,274,642	–	1,785,147	38,309,246	–
Partner Mid Cap Value	20,587,471	672,707	2,000,000	1,513,206	22,319,787	232,462
Mid Cap Stock	30,397,516	135,007	–	1,835,837	35,743,752	135,007
Partner Worldwide Allocation	88,690,414	2,142,999	–	10,327,769	100,592,466	2,142,999
Large Cap Growth	39,282,979	258,696	1,500,000	6,452,995	41,879,937	258,696
Large Cap Value	33,592,812	705,563	–	2,323,933	39,204,754	705,563
Large Cap Stock	19,629,570	1,369,676	–	884,902	21,910,172	312,563
Equity Income Plus	4,482,114	58,931	–	472,391	5,054,583	58,931
High Yield	16,189,902	273,032	7,964,884	1,696,426	8,787,488	273,032
Income	11,880,506	106,177	6,050,000	632,920	5,974,766	106,177
Government Bond	9,759,861	–	9,750,790	–	–	429
Limited Maturity Bond	1,259,996	–	1,259,996	–	–	56
Cash Management Trust-Short Term Investment	6,352,142	69,545,879	54,748,903	21,149,118	21,149,118	10,925
Total Value and Income Earned	404,045,076				437,020,736	4,633,903

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Bank Loans (2.4%)[a]	Value
Basic Materials (0.2%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$2,064,625	5.250%, 10/18/2017	$2,100,756
	Ineos US Finance, LLC, Term Loan
633,158	6.500%, 5/4/2018	640,053
	Tronox Pigments BV, Term Loan
165,000	4.500%, 2/8/2018	167,320
	US Coatings Acquisition, Inc., Term Loan
380,000	4.750%, 1/18/2020	384,712

	Total	3,292,841

Capital Goods (0.1%)
	ADS Waste Holdings, Term Loan
688,275	4.250%, 10/5/2019	696,528
	Berry Plastics Group, Inc., Term Loan
825,000	3.500%, 2/4/2020	823,622
	Silver II Borrower, Term Loan
219,450	4.000%, 12/5/2019	220,931

	Total	1,741,081

Communications Services (0.8%)
	Atlantic Broadband Penn, LLC, Term Loan
293,525	4.500%, 9/10/2019	298,418
	Cequel Communications, LLC, Term Loan
270,000	0.000%, 2/14/2019[b,c]	271,823
	Charter Communications Operating, LLC, Term Loan
346,500	4.000%, 5/15/2019	347,439
110,000	0.000%, 4/10/2020[b,c]	109,702
	Clear Channel Communications, Inc., Term Loan
866,000	3.848%, 1/29/2016	793,594
	Cricket Communications, Inc., Term Loan
74,812	4.750%, 10/10/2019	75,187
465,000	3.500%, 3/1/2020[b,c]	466,911
	Cumulus Media
433,475	4.500%, 9/17/2018	440,926
	Fairpoint Communications, Term Loan
550,000	7.500%, 2/14/2019	541,371
	Integra Telecom Holdings, Inc., Term Loan
105,000	4.643%, 2/18/2020[b,c]	107,647
170,000	6.000%, 2/18/2020	173,400
	Intelsat Jackson Holdings SA, Term Loan
537,974	4.500%, 4/2/2018	544,699
	Level 3 Financing, Inc., Term Loan
715,000	4.750%, 8/1/2019	722,329
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
362,262	6.000%, 6/9/2017	364,074
	LTS Buyer, LLC, Term Loan
245,000	1.010%, 4/1/2020[b,c]	247,450
27,000	8.000%, 3/28/2021	27,506
	MCC Georgia, LLC, Term Loan
293,525	4.000%, 1/20/2020	296,093
	McGraw-Hill Global Education Holdings, LLC, Term Loan
440,000	9.000%, 3/18/2019	440,000
	NEP Broadcasting, LLC, Term Loan
823,075	4.433%, 1/18/2020[b,c]	837,479
31,429	9.500%, 8/18/2020	32,660
	NTELOS, Inc., Term Loan
164,175	5.750%, 11/9/2019	160,891
	SBA Senior Finance II, LLC, Term Loan
78,813	3.750%, 9/28/2019	79,231
	Syniverse Holdings, Inc., Term Loan
440,000	1.500%, 4/20/2019[b,c]	441,377
	TNS, Inc., Term Loan
338,611	5.000%, 2/14/2020	341,574
	Univision Communications, Inc., Term Loan
435,000	4.750%, 3/31/2017	438,806
110,000	4.750%, 2/22/2020	111,045
231,842	4.750%, 2/28/2020	233,870
	Van Wagner Communications, Inc., Term Loan
398,000	8.250%, 8/3/2018	404,300
	Virgin Media Investment Holdings, Ltd., Term Loan
675,000	0.000%, 2/15/2020[b,c]	675,304
	Visant Corporation, Term Loan
548,643	5.250%, 12/22/2016	533,100
	WideOpenWest Finance, LLC, Term Loan
730,000	5.247%, 3/19/2019[b,c]	739,351
	Yankee Cable Acquisition, LLC, Term Loan
440,000	5.250%, 2/13/2020	446,965
	Zayo Group, LLC, Term Loan
548,618	4.500%, 7/2/2019	554,390

	Total	12,298,912

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
438,121	5.500%, 2/23/2017	443,458
	Cenveo Corporation, Term Loan
245,000	6.250%, 4/5/2020	247,450
	Ceridian Corporation, Term Loan
439,037	5.949%, 5/9/2017	446,483
	Chrysler Group, LLC, Term Loan
435,567	6.000%, 5/24/2017	441,120
	MGM Resorts International, Term Loan
349,125	4.250%, 12/13/2019	353,999
	MRC Global, Inc., Term Loan
363,175	6.250%, 10/24/2019	369,683
	ROC Finance, LLC, Term Loan
605,000	0.000%, 3/27/2019[b,c]	610,288

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Bank Loans (2.4%)[a]	Value
Consumer Cyclical (0.3%) - continued
	Rock Ohio Caesars, LLC, 18 Month Delayed Draw, Term Loan
$67,500	6.000%, 8/19/2017[b,c]	$69,356
	Rock Ohio Caesars, LLC, Term Loan
517,000	8.500%, 8/19/2017	531,217
	Seminole Indian Tribe of Florida, Term Loan
205,000	0.000%, 4/11/2020[b,c]	206,193
	Seven Seas Cruises S de RL, LLC, Term Loan
652,000	4.750%, 12/21/2018	659,335
	Toys R Us, Inc., Term Loan
606,199	5.250%, 5/25/2018	588,013

	Total	4,966,595

Consumer Non-Cyclical (0.4%)
	Albertsons, LLC, Term Loan
530,000	5.750%, 2/26/2016	535,676
	Bausch & Lomb, Inc., Term Loan
362,262	5.250%, 5/17/2019	366,168
	Biomet, Inc., Term Loan
457,700	3.971%, 7/25/2017	463,421
	CHS/Community Health Systems, Inc., Term Loan
365,000	3.787%, 1/25/2017	368,332
	Del Monte Corporation, Term Loan
69,825	4.000%, 3/8/2018	70,326
	DJO Finance, LLC, Term Loan
472,263	4.750%, 9/15/2017[b,c]	479,838
	Grifols, Inc., Term Loan
361,434	4.250%, 6/1/2017	365,450
	HJ Heinz Company, Term Loan
190,000	0.000%, 3/27/2020[b,c]	191,663
	Hologic, Inc., Term Loan
436,700	4.500%, 8/1/2019	442,399
	JBS USA, LLC, Term Loan
413,962	3.750%, 5/25/2018	413,962
	Reynolds Group Holdings, Inc., Term Loan
69,650	4.750%, 9/28/2018	70,728
	Rite Aid Corporation, Term Loan
85,000	4.000%, 2/7/2020	86,010
165,000	5.750%, 7/7/2020	171,051
	Roundy’s Supermarkets, Inc., Term Loan
653,811	5.750%, 2/13/2019	640,329
	SuperValu, Inc., Term Loan
510,000	6.250%, 1/10/2019[b,c]	517,589
	Warner Chilcott Company, LLC, Term Loan
17,329	4.250%, 3/15/2018	17,574
	Warner Chilcott Corporation, Term Loan
48,902	4.250%, 3/15/2018	49,595
21,288	4.250%, 3/15/2018	21,589
	WC Luxco Sarl, Term Loan
38,536	4.250%, 3/15/2018	39,081

	Total	5,310,781

Energy (0.1%)
	Arch Coal, Inc., Term Loan
471,712	5.750%, 5/16/2018	477,807
	Chesapeake Energy Corporation, Term Loan
1,060,000	5.750%, 12/2/2017	1,097,831
	Offshore Group Investment, Ltd., Term Loan
460,000	2.375%, 3/22/2019[b,c]	466,040
	Plains Exploration & Production Company, Term Loan
140,000	4.000%, 10/15/2019	140,088

	Total	2,181,766

Financials (0.1%)
	GEO Group, Inc., Term Loan
109,000	0.000%, 4/1/2020[b,c]	109,499
	MoneyGram International, Inc., Term Loan
440,000	4.250%, 3/27/2020	443,459
	WaveDivision Holdings, LLC, Term Loan
678,300	4.000%, 8/31/2019	685,083

	Total	1,238,041

Technology (0.2%)
	First Data Corporation Extended, Term Loan
720,000	4.199%, 3/26/2018	717,221
	First Data Corporation, Term Loan
295,000	5.204%, 9/24/2018	293,625
	Freescale Semiconductor Inc., Term Loan
400,000	5.000%, 2/13/2020	405,500
	Infor US, Inc., Term Loan
431,929	5.250%, 4/5/2018	438,637
	SunGard Data Systems, Inc., Term Loan
543,638	1.727%, 12/4/2019	550,096

	Total	2,405,079

Transportation (0.1%)
	American Petroleum Tankers Parent, LLC, Term Loan
140,000	4.750%, 9/28/2019	141,050
	Delta Air Lines, Inc., Term Loan
599,731	4.250%, 4/20/2017	607,552
	United Air Lines, Inc., Term Loan
270,000	4.000%, 3/22/2019[b,c]	272,616

	Total	1,021,218

Utilities (0.1%)
	Calpine Corporation, Term Loan
84,784	4.000%, 4/1/2018	85,837
582,075	4.000%, 10/9/2019	589,298
	NGPL PipeCo, LLC, Term Loan
530,357	6.750%, 9/15/2017	537,273

	Total	1,212,408

	Total Bank Loans (cost $35,198,348)	35,668,722

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Mutual Funds (65.9%)	Value
Equity Mutual Funds (53.9%)
3,069,650	Thrivent Natural Resources Fund	$29,130,978
3,245,697	Thrivent Partner Small Cap Growth Fund	46,316,096
1,577,393	Thrivent Partner Small Cap Value Fund	29,812,719
1,344,712	Thrivent Small Cap Stock Fund[d]	24,675,457
1,895,607	Thrivent Mid Cap Growth Fund	40,679,730
3,128,294	Thrivent Partner Mid Cap Value Fund	46,142,338
4,033,886	Thrivent Mid Cap Stock Fund	78,539,762
19,881,077	Thrivent Partner Worldwide Allocation Fund	193,641,688
14,356,555	Thrivent Large Cap Growth Fund	93,174,042
7,594,853	Thrivent Large Cap Value Fund	128,125,169
3,541,120	Thrivent Large Cap Stock Fund	87,678,138
1,197,234	Thrivent Equity Income Plus Fund	12,810,401

	Total	810,726,518

Fixed Income Mutual Funds (12.0%)
10,884,989	Thrivent High Yield Fund	56,384,242
8,252,296	Thrivent Income Fund	77,901,670
2,338,742	Thrivent Government Bond Fund	24,299,532
1,696,486	Thrivent Limited Maturity Bond Fund	21,477,513

	Total	180,062,957

	Total Mutual Funds (cost $868,752,642)	990,789,475

Shares	Common Stock (19.5%)	Value
Consumer Discretionary (3.0%)
11,300	Abercrombie & Fitch Company	560,028
7,200	Amazon.com, Inc.[d]	1,827,432
15,000	ANN, Inc.[d]	443,100
3,800	AutoZone, Inc.[d]	1,554,542
9,710	CBS Corporation	444,524
11,500	Charter Communications, Inc.[d]	1,158,510
35,030	Cheesecake Factory, Inc.	1,394,895
29,600	Chico’s FAS, Inc.	540,792
77,000	Comcast Corporation	3,180,100
11,300	Conn’s, Inc.[d]	489,403
8,200	Deckers Outdoor Corporation[d]	451,984
20,202	Delphi Automotive plc	933,534
16,100	DISH Network Corporation	630,959
16,900	Fifth & Pacific Companies, Inc.[d]	348,478
43,588	Foot Locker, Inc.	1,519,914
31,500	Gap, Inc.	1,196,685
45,500	GNC Holdings, Inc.	2,062,515
7,400	Grand Canyon Education, Inc.[d]	189,218
4,720	Harley-Davidson, Inc.	257,948
28,800	Home Depot, Inc.	2,112,480
69,700	Hovnanian Enterprises, Inc.[d]	379,865
5,870	iShares Dow Jones US Home Construction Index Fund	142,406
44,713	Las Vegas Sands Corporation	2,515,106
48,370	Lowe’s Companies, Inc.	1,858,375
7,500	Lumber Liquidators Holdings, Inc.[d]	614,700
19,300	Macy’s, Inc.	860,780
6,200	Marriott Vacations Worldwide Corporation[d]	281,976
30,550	Meredith Corporation	1,185,951
7,800	Michael Kors Holdings, Ltd.[d]	444,132
4,900	Netflix, Inc.[d]	1,058,743
18,700	New York Times Company[d]	165,682
34,360	News Corporation	1,069,283
38,600	NIKE, Inc.	2,454,960
11,000	Omnicom Group, Inc.	657,470
16,590	Papa John’s International, Inc.[d]	1,045,170
10,100	Penn National Gaming, Inc.[d]	591,355
65,379	Pier 1 Imports, Inc.	1,517,447
18,600	Pulte Group, Inc.[d]	390,414
37,100	Sally Beauty Holdings, Inc.[d]	1,115,226
91,200	Smith & Wesson Holding Corporation[d]	800,736
43,500	Standard Pacific Corporation[d]	393,675
16,500	Tempur-Pedic International, Inc.[d]	800,250
9,820	Time Warner Cable, Inc.	922,000
13,100	TJX Companies, Inc.	638,887
18,500	Toll Brothers, Inc.[d]	634,735
4,400	Urban Outfitters, Inc.[d]	182,336
8,400	Valassis Communications, Inc.	215,292
7,700	Vera Bradley, Inc.[d]	175,714

	Total	44,409,707

Consumer Staples (1.5%)
39,300	Altria Group, Inc.	1,434,843
21,193	Annie’s, Inc.[d]	800,883
11,956	British American Tobacco plc ADR	1,327,355
17,300	Campbell Soup Company	802,893
7,100	Clorox Company	612,375
10,300	Colgate-Palmolive Company	1,229,923
23,200	Constellation Brands, Inc.[d]	1,144,920
47,130	CVS Caremark Corporation	2,742,023
2,090	Diageo plc ADR	255,398
13,700	Green Mountain Coffee Roasters, Inc.[d]	786,380
26,752	Ingredion, Inc.	1,926,411
6,220	Kimberly-Clark Corporation	641,842
9,079	Kraft Foods Group, Inc.	467,478
34,800	Kroger Company	1,196,424
27,247	Mondelez International, Inc.	856,918
20,200	Nestle SA	1,440,513
6,979	Philip Morris International, Inc.[e]	667,123
28,700	Procter & Gamble Company	2,203,299
12,200	Safeway, Inc.	274,744
4,100	Spectrum Brands Holdings, Inc.	229,600
3,500	Susser Holdings Corporation[d]	186,095
1,748	TreeHouse Foods, Inc.[d]	111,365
14,120	Unilever NV ADR	599,818
8,200	USANA Health Sciences, Inc.[d]	462,644
8,000	Wal-Mart Stores, Inc.	621,760

	Total	23,023,027

Energy (1.7%)
77,514	Alpha Natural Resources, Inc.[d]	575,154
38,230	BP plc ADR	1,666,828
5,500	Cabot Oil & Gas Corporation	374,275
8,110	Chevron Corporation	989,501
4,400	Concho Resources, Inc.[d]	378,972
37,600	Consol Energy, Inc.	1,264,864
7,000	CVR Energy, Inc.	344,890
11,800	Delek US Holdings, Inc.	425,862
8,300	Ensco plc	478,744
11,298	EOG Resources, Inc.	1,368,866

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (19.5%)	Value
Energy (1.7%) - continued
14,440	EQT Corporation	$1,084,733
38,600	Exxon Mobil Corporation	3,435,014
18,800	HollyFrontier Corporation	929,660
96,874	Marathon Oil Corporation	3,164,873
13,400	Marathon Petroleum Corporation	1,050,024
25,200	Oasis Petroleum, Inc.[d]	862,596
78,600	Patterson-UTI Energy, Inc.	1,657,674
11,000	PBF Energy, Inc.	334,950
56,251	Petroleum Geo-Services ASA	826,463
10,700	Rex Energy Corporation[d]	171,949
22,460	Schlumberger, Ltd.	1,671,698
16,000	Southwestern Energy Company[d]	598,720
5,400	Tesoro Corporation	288,360
146,800	Weatherford International, Ltd.[d]	1,877,572
7,000	Western Refining, Inc.	216,370

	Total	26,038,612

Financials (3.7%)
10,210	ACE, Ltd.	910,119
10,065	Affiliated Managers Group, Inc.[d]	1,566,919
5,400	Allied World Assurance Company Holdings AG	490,374
12,370	Allstate Corporation	609,346
10,800	American Assets Trust, Inc.	364,608
6,672	American Campus Communities, Inc.	297,838
65,500	Annaly Capital Management, Inc.	1,044,070
7,900	Aspen Insurance Holdings, Ltd.	301,701
12,900	Axis Capital Holdings, Ltd.	575,727
162,080	Bank of America Corporation	1,995,205
7,700	Banner Corporation	251,559
15,800	BioMed Realty Trust, Inc.	355,658
34,900	CapitalSource, Inc.	312,355
31,900	CBL & Associates Properties, Inc.	770,066
69,140	Citigroup, Inc.	3,226,073
23,290	Colonial Properties Trust	540,561
7,600	Comerica, Inc.	275,500
45,100	DCT Industrial Trust, Inc.	353,133
10,600	Discover Financial Services	463,644
12,800	Douglas Emmett, Inc.	334,976
8,800	Extra Space Storage, Inc.	383,504
66,100	Fifth Third Bancorp	1,125,683
39,482	HCC Insurance Holdings, Inc.	1,681,933
12,500	Home Loan Servicing Solutions, Ltd.	283,125
36,335	Host Hotels & Resorts, Inc.	663,841
105,100	Huntington Bancshares, Inc.	753,567
31,490	Invesco, Ltd.	999,493
18,000	iShares Barclays 1-3 Year Credit Bond Fund	1,900,620
39,600	iShares Russell 2000 Index Fund	3,727,944
24,985	J.P. Morgan Chase & Company	1,224,515
18,136	Lazard, Ltd.	614,810
5,800	M&T Bank Corporation	581,160
39,240	MetLife, Inc.	1,529,968
9,300	Montpelier Re Holdings, Inc.	239,568
42,840	Morgan Stanley	948,906
24,300	NASDAQ OMX Group, Inc.	716,364
13,300	Northern Trust Corporation	717,136
25,400	Ocwen Financial Corporation[d]	929,132
12,500	Pebblebrook Hotel Trust	339,500
14,600	PHH Corporation[d]	307,768
28,200	Piedmont Office Realty Trust, Inc.	578,664
82,857	Popular, Inc.[d]	2,360,596
2,000	Portfolio Recovery Associates, Inc.[d]	245,500
5,400	ProAssurance Corporation	264,546
14,400	Protective Life Corporation	548,064
24,200	SLM Corporation	499,730
49,500	SPDR S&P 500 ETF Trust	7,904,160
14,100	State Street Corporation	824,427
27,740	SVB Financial Group[d]	1,972,591
3,822	Taubman Centers, Inc.	326,819
10,455	Terreno Realty Corporation	196,763
13,935	Tower Group International, Ltd.	263,650
15,473	W.R. Berkley Corporation	671,838
64,970	Wells Fargo & Company	2,467,561
90,098	Zions Bancorporation	2,218,213

	Total	56,051,091

Health Care (2.5%)
5,000	Abbott Laboratories	184,600
27,400	Align Technology, Inc.[d]	907,488
19,700	Allscripts Healthcare Solutions, Inc.[d]	272,648
3,800	AmerisourceBergen Corporation	205,656
13,500	Amgen, Inc.	1,406,835
91,100	Arena Pharmaceuticals, Inc.[d]	750,664
10,330	Baxter International, Inc.	721,757
2,800	Biogen Idec, Inc.[d]	613,004
6,600	Bio-Reference Laboratories, Inc.[d]	168,300
5,351	C.R. Bard, Inc.	531,675
10,900	Celgene Corporation[d]	1,286,963
17,600	Community Health Systems, Inc.	802,032
42,370	Covidien plc	2,704,901
10,160	Eli Lilly and Company	562,661
39,300	Express Scripts Holding Company[d]	2,333,241
87,800	Gilead Sciences, Inc.[d]	4,446,192
10,879	HeartWare International, Inc.[d]	1,057,439
42,100	Hologic, Inc.[d]	857,577
10,500	Illumina, Inc.[d]	679,245
3,200	Jazz Pharmaceuticals, Inc.[d]	186,720
21,900	Medicines Company[d]	739,344
68,640	Merck & Company, Inc.	3,226,080
12,400	Myriad Genetics, Inc.[d]	345,340
7,669	NPS Pharmaceuticals, Inc.[d]	102,995
6,500	PAREXEL International Corporation[d]	266,175
30,780	PDL BioPharma, Inc.	238,237
2,732	Pharmacyclics, Inc.[d]	222,658
23,300	Questcor Pharmaceuticals, Inc.	716,242
28,400	ResMed, Inc.	1,363,768
33,310	Sanofi ADR	1,777,088
18,800	Santarus, Inc.[d]	345,356
6,200	Seattle Genetics, Inc.[d]	229,090
19,100	Shire Pharmaceuticals Group plc ADR	1,788,524
23,900	Spectrum Pharmaceuticals, Inc.	177,099
19,900	Thoratec Corporation[d]	720,380
10,800	United Therapeutics Corporation[d]	721,224
31,341	UnitedHealth Group, Inc.	1,878,266
9,600	Vertex Pharmaceuticals, Inc.[d]	737,472
5,700	Waters Corporation[d]	526,680
9,842	Zimmer Holdings, Inc.	752,421

	Total	37,554,037

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (19.5%)	Value
Industrials (2.1%)
38,100	Actuant Corporation	$1,192,530
17,600	Acuity Brands, Inc.	1,284,096
21,400	ADT Corporation[d]	933,896
19,665	CSX Corporation	483,562
66,500	Delta Air Lines, Inc.[d]	1,139,810
7,900	Deluxe Corporation	301,306
10,300	DigitalGlobe, Inc.[d]	300,657
37,823	EMCOR Group, Inc.	1,414,580
6,300	EnerSys, Inc.[d]	288,792
8,030	FedEx Corporation	754,900
3,400	Flowserve Corporation	537,608
24,000	Foster Wheeler AGd	506,400
25,900	GATX Corporation	1,319,605
23,661	General Electric Company	527,404
38,200	HNI Corporation	1,315,226
38,466	Honeywell International, Inc.	2,828,790
15,300	Ingersoll-Rand plc	823,140
56,940	Jacobs Engineering Group, Inc.[d]	2,874,331
60,000	JetBlue Airways Corporation[d]	413,400
20,700	Landstar System, Inc.	1,131,462
5,400	Lockheed Martin Corporation[e]	535,086
28,207	Manitowoc Company, Inc.	529,163
35,200	Manpower, Inc.	1,871,232
23,524	Oshkosh Corporation[d]	923,552
7,064	Parker Hannifin Corporation	625,659
10,110	Pentair, Ltd.	549,479
48,100	Southwest Airlines Company	658,970
13,100	Union Pacific Corporation	1,938,276
28,400	United Technologies Corporation	2,592,636
6,700	USG Corporation[d]	174,133
28,400	Woodward, Inc.	1,022,116

	Total	31,791,797

Information Technology (3.5%)
6,200	3D Systems Corporation[d]	237,088
71,900	Activision Blizzard, Inc.	1,074,905
9,700	Alliance Data Systems Corporation[d]	1,666,169
28,100	AOL, Inc.[d]	1,085,784
11,252	Apple, Inc.[e]	4,981,823
58,178	Applied Materials, Inc.	844,163
186,100	Atmel Corporation[d]	1,204,067
15,900	Autodesk, Inc.[d]	626,142
132,900	Brocade Communications Systems, Inc.[d]	773,478
11,600	Cirrus Logic, Inc.[d]	223,996
98,760	Cisco Systems, Inc.	2,066,059
32,500	Citrix Systems, Inc.[d]	2,020,525
50,281	CoreLogic, Inc.[d]	1,371,666
37,049	eBay, Inc.[d]	1,940,997
7,700	Ellie Mae, Inc.[d]	200,354
48,100	ExactTarget, Inc.[d]	941,798
4,527	Google, Inc.[d]	3,732,828
32,100	Informatica Corporation[d]	1,057,053
35,000	Intel Corporation	838,250
10,300	InterDigital, Inc.	457,423
17,849	Itron, Inc.[d]	707,713
6,300	j2 Global, Inc.	256,410
26,421	Juniper Networks, Inc.[d]	437,268
2,300	MasterCard, Inc.	1,271,739
79,500	MEMC Electronic Materials, Inc.[d]	429,300
10,000	Mentor Graphics Corporation	182,600
35,668	Microsoft Corporation	1,180,611
53,880	NetApp, Inc.[d]	1,879,873
9,500	NetScout Systems, Inc.[d]	216,695
62,007	NVIDIA Corporation	853,837
27,210	Plantronics, Inc.	1,192,342
37,100	QUALCOMM, Inc.	2,286,102
2,400	Stratasys, Ltd.[d]	199,320
54,150	Symantec Corporation[d]	1,315,845
113,069	Teradyne, Inc.[d]	1,858,854
38,430	Texas Instruments, Inc.	1,391,550
88,525	TriQuint Semiconductor, Inc.[d]	516,986
10,100	Visa, Inc.	1,701,446
101,200	Vishay Intertechnology, Inc.[d]	1,420,848
25,600	VMware, Inc.[d]	1,804,800
22,200	Western Digital Corporation	1,227,216
54	Workday, Inc.[d]	3,383
39,161	Xilinx, Inc.	1,484,594
75,700	Yahoo!, Inc.[d]	1,872,061

	Total	53,035,961

Materials (0.6%)
11,400	Axiall Corporation	597,930
18,200	Buckeye Technologies, Inc.	684,138
10,540	Celanese Corporation	520,781
3,700	CF Industries Holdings, Inc.	690,087
15,860	Dow Chemical Company	537,813
12,300	Eagle Materials, Inc.	833,325
18,900	H.B. Fuller Company	716,310
39,600	Huntsman Corporation	746,856
11,800	Nucor Corporation	514,716
18,900	Owens-Illinois, Inc.[d]	496,692
10,050	Silgan Holdings, Inc.	481,093
8,345	Southern Copper Corporation	278,139
43,988	Steel Dynamics, Inc.	661,580
35,200	SunCoke Energy, Inc.[d]	532,576
17,400	Teck Resources, Ltd.	462,318

	Total	8,754,354

Telecommunications Services (0.2%)
48,100	AT&T, Inc.	1,801,826
19,453	Verizon Communications, Inc.	1,048,711

	Total	2,850,537

Utilities (0.7%)
15,000	Calpine Corporation[d]	325,950
23,300	CMS Energy Corporation	697,602
36,980	NiSource, Inc.	1,136,395
31,000	NRG Energy, Inc.	863,970
52,327	NV Energy, Inc.	1,131,833
34,420	PG&E Corporation	1,667,305
46,300	PNM Resources, Inc.	1,111,663
16,500	Public Service Enterprise Group, Inc.	604,065
18,000	Southern Company	868,140
21,982	Southwest Gas Corporation	1,113,828
13,000	Wisconsin Energy Corporation	584,220

	Total	10,104,971

	Total Common Stock (cost $245,048,755)	293,614,094

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (6.9%)	Value
Asset-Backed Securities (0.5%)
	Access Group, Inc.
$300,000	0.704%, 2/25/2036[f,g]	$298,967
	Countrywide Asset-Backed Certificates
350,000	5.530%, 4/25/2047	331,360
	Edlinc Student Loan Funding Trust
226,764	3.262%, 10/1/2025[g,h]	228,889
	FNA Trust
300,000	1.980%, 1/10/2018[f]	299,987
	GE Dealer Floorplan Master Note Trust
360,000	0.599%, 4/20/2018[g]	360,000
	GE Equipment Transportation, LLC
300,000	0.690%, 11/25/2016	300,325
	Golden Credit Card Trust
240,000	0.449%, 2/15/2018[f,g]	240,000
	Master Credit Card Trust
244,200	0.780%, 4/21/2017[f]	244,980
	Morgan Stanley Capital, Inc.
594,928	0.350%, 2/25/2037[g]	337,650
	Nissan Master Owner Trust Receivables
400,000	0.499%, 2/15/2018[g]	400,000
	Renaissance Home Equity Loan Trust
3,292,348	5.746%, 5/25/2036	2,567,745
1,780,000	6.011%, 5/25/2036	1,343,368
	Santander Drive Auto Receivables Trust
300,000	0.700%, 9/15/2017	300,250
	SLM Student Loan Trust
200,000	0.803%, 8/15/2022[f,g]	200,000
200,000	1.253%, 5/17/2027[f,g]	200,000
	Volvo Financial Equipment, LLC
300,000	0.740%, 3/15/2017[f]	300,367
	World Omni Master Owner Trust
240,000	0.549%, 2/15/2018[f,g]	240,000

	Total	8,193,888

Basic Materials (<0.1%)
	ArcelorMittal
51,000	5.375%, 6/1/2013	51,122
	Freeport-McMoRan Copper & Gold, Inc.
156,000	2.375%, 3/15/2018[f]	157,121
	International Paper Company
53,000	5.300%, 4/1/2015	57,323
	LyondellBasell Industries NV
63,000	6.000%, 11/15/2021	76,438
	Rio Tinto Finance USA plc
50,000	3.500%, 3/22/2022	52,234
	Xstrata Finance Canada, Ltd.
234,000	1.800%, 10/23/2015[f]	236,889

	Total	631,127

Capital Goods (<0.1%)
	BAE Systems plc
46,000	3.500%, 10/11/2016[f]	48,583
	Caterpillar Financial Services Corporation
180,000	0.527%, 2/28/2016[g]	180,253
	Eaton Corporation
27,000	1.500%, 11/2/2017[f]	27,167
40,000	4.000%, 11/2/2032[f]	41,195
	John Deere Capital Corporation
180,000	0.404%, 1/12/2015[g]	180,032
	Textron, Inc.
60,000	5.600%, 12/1/2017	67,919
	United Technologies Corporation
75,000	6.125%, 7/15/2038	101,292

	Total	646,441

Collateralized Mortgage Obligations (0.5%)
	Citigroup Mortgage Loan Trust, Inc.
335,904	5.500%, 11/25/2035	310,716
	CitiMortgage Alternative Loan Trust
1,102,614	5.750%, 4/25/2037	1,013,334
	Countrywide Alternative Loan Trust
330,341	5.089%, 10/25/2035	295,174
185,355	6.500%, 8/25/2036	141,100
219,695	6.000%, 1/25/2037	180,250
962,432	5.500%, 5/25/2037	808,667
718,283	7.000%, 10/25/2037	546,806
	Countrywide Home Loans, Inc.
448,357	5.750%, 4/25/2037	414,310
	Deutsche Alt-A Securities Mortgage Loan Trust
171,326	5.500%, 10/25/2021	175,176
	Deutsche Alt-A Securities, Inc.
347,677	6.000%, 10/25/2021	325,288
	J.P. Morgan Mortgage Trust
99,998	2.987%, 10/25/2036	84,013
936,381	0.580%, 1/25/2037[g]	601,239
968,874	6.250%, 8/25/2037	693,057
	MASTR Alternative Loans Trust
252,996	6.500%, 7/25/2034	270,643
507,114	0.650%, 12/25/2035[g]	278,013
	Merrill Lynch Alternative Note Asset Trust
256,220	6.000%, 3/25/2037	235,490
	Residential Asset Securitization Trust
681,557	0.580%, 8/25/2037[g]	231,264
	Sequoia Mortgage Trust
229,347	4.435%, 9/20/2046	32,692
636,128	4.435%, 9/20/2046	550,032
	WaMu Mortgage Pass Through Certificates
162,293	2.664%, 9/25/2036	136,570
342,230	2.755%, 10/25/2036	293,969

	Total	7,617,803

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
1,400,000	5.796%, 4/10/2049	1,620,398
2,550,000	5.796%, 6/10/2049	2,927,303

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (6.9%)	Value
Commercial Mortgage-Backed Securities (0.9%) - continued
	Bear Stearns Commercial Mortgage Securities, Inc.
$1,500,000	5.331%, 2/11/2044	$1,697,322
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,481,995
	Credit Suisse Mortgage Capital Certificates
1,625,000	5.509%, 9/15/2039	1,815,370
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
398,538	0.727%, 12/25/2016	398,873
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	1,032,619
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
240,000	0.899%, 4/15/2028[c,f,g]	240,796
750,000	5.910%, 2/12/2049	845,729
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	507,205
	Wachovia Bank Commercial Mortgage Trust
1,050,000	5.603%, 10/15/2048	1,184,329

	Total	13,751,939

Communications Services (0.1%)
	American Tower Corporation
68,000	5.050%, 9/1/2020	76,749
	AT&T, Inc.
114,000	2.400%, 8/15/2016	118,923
	CBS Corporation
54,000	8.875%, 5/15/2019	72,243
	CC Holdings GS V, LLC
27,000	2.381%, 12/15/2017[f]	27,299
	Comcast Corporation
35,000	4.650%, 7/15/2042	38,245
	Crown Castle Towers, LLC
45,000	4.174%, 8/15/2017[f]	49,835
	DIRECTV Holdings, LLC
54,000	1.750%, 1/15/2018	54,029
	NBC Universal Enterprise, Inc.
180,000	0.965%, 4/15/2018[f,g]	181,180
	NBCUniversal Media, LLC
82,000	2.875%, 4/1/2016	86,745
	Nippon Telegraph & Telephone Corporation
51,000	1.400%, 7/18/2017	51,531
	SBA Tower Trust
50,000	5.101%, 4/17/2017[f]	55,861
42,000	2.240%, 4/16/2043[f]	41,998
	Telefonica Emisiones SAU
56,000	3.729%, 4/27/2015	58,083
66,000	5.462%, 2/16/2021	72,745
	Verizon Communications, Inc.
180,000	0.481%, 3/6/2015[f,g]	179,770
41,000	1.100%, 11/1/2017	40,771
46,000	5.500%, 2/15/2018	54,186
	Vodafone Group plc
33,000	0.675%, 2/19/2016[g]	33,023

	Total	1,293,216

Consumer Cyclical (0.1%)
	Amazon.com, Inc.
27,000	1.200%, 11/29/2017	26,966
54,000	2.500%, 11/29/2022	53,027
	American Honda Finance Corporation
28,000	1.000%, 8/11/2015[f]	28,163
	Federated Retail Holdings, Inc.
34,000	5.900%, 12/1/2016	39,439
	Ford Motor Company
31,000	7.450%, 7/16/2031	41,248
	Ford Motor Credit Company, LLC
58,000	12.000%, 5/15/2015	69,862
60,000	2.375%, 1/16/2018	60,257
50,000	5.000%, 5/15/2018	55,757
	Hyundai Capital America
54,000	1.625%, 10/2/2015[f]	54,081
	Macy’s Retail Holdings, Inc.
27,000	3.875%, 1/15/2022	28,908
	Nissan Motor Acceptance Corporation
63,000	1.000%, 3/15/2016[f]	63,110
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	51,916
	Toyota Motor Credit Corporation
120,000	0.430%, 3/10/2015[g]	120,112
35,000	1.750%, 5/22/2017	35,972
	TRW Automotive, Inc.
28,000	7.250%, 3/15/2017[f]	32,375
	Wal-Mart Stores, Inc.
180,000	0.600%, 4/11/2016	180,377
63,000	1.125%, 4/11/2018	63,202
	Western Union Company
54,000	2.375%, 12/10/2015	54,978

	Total	1,059,750

Consumer Non-Cyclical (0.1%)
	AbbVie, Inc.
27,000	1.750%, 11/6/2017[f]	27,402
40,000	2.000%, 11/6/2018[f]	40,675
	Altria Group, Inc.
44,000	9.700%, 11/10/2018	61,683
	Anheuser-Busch InBev Worldwide, Inc.
63,000	7.750%, 1/15/2019	83,106
	Avon Products, Inc.
141,000	2.375%, 3/15/2016	144,017
	Boston Scientific Corporation
31,000	5.450%, 6/15/2014	32,559
42,000	4.500%, 1/15/2015	44,441
52,000	6.000%, 1/15/2020	61,385
	Bunge Limited Finance Corporation
28,000	3.200%, 6/15/2017	29,199
33,000	8.500%, 6/15/2019	43,012
	Celgene Corporation
66,000	1.900%, 8/15/2017	67,289

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (6.9%)	Value
Consumer Non-Cyclical (0.1%) - continued
	ConAgra Foods, Inc.
$20,000	1.350%, 9/10/2015	$20,204
75,000	1.900%, 1/25/2018	76,370
	CVS Caremark Corporation
34,000	6.125%, 9/15/2039	43,209
	Express Scripts Holding Company
56,000	3.125%, 5/15/2016	59,274
	Gilead Sciences, Inc.
45,000	2.400%, 12/1/2014	46,226
49,000	3.050%, 12/1/2016	52,597
	Heineken NV
27,000	1.400%, 10/1/2017[f]	27,071
	Kraft Foods Group, Inc.
70,000	1.625%, 6/4/2015	71,191
	Laboratory Corporation of America Holdings
56,000	2.200%, 8/23/2017	56,812
	Lorillard Tobacco Company
56,000	2.300%, 8/21/2017	56,739
	Mallinckrodt International Finance SA
45,000	3.500%, 4/15/2018[f]	45,637
	Mattel, Inc.
44,000	1.700%, 3/15/2018	44,498
	McKesson Corporation
27,000	0.950%, 12/4/2015	27,130
	Medco Health Solutions, Inc.
66,000	7.125%, 3/15/2018	82,381
	Medtronic, Inc.
63,000	1.375%, 4/1/2018	63,290
	Mylan, Inc.
54,000	7.875%, 7/15/2020[f]	63,120
	PepsiCo, Inc.
180,000	0.497%, 2/26/2016[g]	180,556
	Roche Holdings, Inc.
56,000	7.000%, 3/1/2039[f]	83,467
	SABMiller Holdings, Inc.
69,000	2.450%, 1/15/2017[f]	72,270
	Safeway, Inc.
21,000	3.400%, 12/1/2016	22,101
63,000	5.000%, 8/15/2019	70,631
23,000	4.750%, 12/1/2021[i]	25,176
	Teva Pharmaceutical Finance Company BV
63,000	2.400%, 11/10/2016	66,204
	Tyson Foods, Inc.
70,000	4.500%, 6/15/2022	77,290
	Zoetis, Inc.
12,000	1.150%, 2/1/2016[f]	12,062
38,000	1.875%, 2/1/2018[f]	38,427

	Total	2,118,701

Energy (0.1%)
	BP Capital Markets plc
81,000	1.375%, 11/6/2017	81,806
54,000	4.500%, 10/1/2020	62,590
	EQT Corporation
55,000	8.125%, 6/1/2019	68,720
	Marathon Oil Corporation
81,000	0.900%, 11/1/2015	81,178
	Marathon Petroleum Corporation
56,000	3.500%, 3/1/2016	59,880
	Murphy Oil Corporation
40,000	2.500%, 12/1/2017	40,698
	Pioneer Natural Resources Company
28,000	5.875%, 7/15/2016	31,664
	Suncor Energy, Inc.
49,000	6.100%, 6/1/2018	59,424
	Transocean, Inc.
28,000	5.050%, 12/15/2016	31,226
56,000	6.000%, 3/15/2018	64,738
21,000	6.375%, 12/15/2021	25,154
	Valero Energy Corporation
31,000	9.375%, 3/15/2019	42,606
23,000	7.500%, 4/15/2032	30,491
	Weatherford International, Ltd.
84,000	6.750%, 9/15/2040	98,068

	Total	778,243

Financials (0.7%)
	American Express Centurion Bank
60,000	0.875%, 11/13/2015	60,216
	American Express Credit Corporation
35,000	2.375%, 3/24/2017	36,753
	American International Group, Inc.
84,000	2.375%, 8/24/2015	86,063
81,000	3.800%, 3/22/2017	87,885
	American Tower Trust I
21,000	1.551%, 3/15/2018[f]	21,230
	ANZ National International, Ltd. of London
83,000	3.125%, 8/10/2015[f]	87,118
	ANZ New Zealand International, Ltd.
180,000	1.125%, 3/24/2016[f]	180,650
	Associated Banc Corporation
28,000	1.875%, 3/12/2014	28,119
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
27,000	4.125%, 11/9/2022[f]	27,202
	Bank Nederlandse Gemeenten NV
180,000	1.375%, 3/19/2018[f]	182,322
	Bank of America Corporation
115,000	7.750%, 8/15/2015	129,652
55,000	5.750%, 8/15/2016	61,339
85,000	5.750%, 12/1/2017	98,803
40,000	2.000%, 1/11/2018	40,128
243,000	1.354%, 3/22/2018[g]	242,429
55,000	5.650%, 5/1/2018	63,849
42,000	5.700%, 1/24/2022	50,060
	Bank of Montreal
180,000	0.879%, 4/9/2018[g]	180,524
	Bank of Nova Scotia
180,000	0.680%, 3/15/2016[g]	180,461
42,000	0.950%, 3/15/2016	42,276

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (6.9%)	Value
Financials (0.7%) - continued
	BBVA Banco Continental SA
$69,000	2.250%, 7/29/2016[f]	$67,965
	BBVA US Senior SAU
40,000	4.664%, 10/9/2015	41,568
	Berkshire Hathaway Finance Corporation
60,000	1.600%, 5/15/2017	61,376
	BNP Paribas SA
82,000	2.375%, 9/14/2017	84,098
	Capital One Financial Corporation
54,000	2.150%, 3/23/2015	55,148
120,000	0.734%, 3/22/2016[g]	119,830
22,000	6.150%, 9/1/2016	25,225
	Cigna Corporation
44,000	4.000%, 2/15/2022	48,527
	Citigroup, Inc.
142,000	5.000%, 9/15/2014	148,872
83,000	4.750%, 5/19/2015	89,158
84,000	6.000%, 8/15/2017	98,866
50,000	8.500%, 5/22/2019	67,261
44,000	4.050%, 7/30/2022	45,736
	CNA Financial Corporation
67,000	7.350%, 11/15/2019	85,416
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
180,000	0.760%, 3/18/2016[g]	180,360
	Credit Agricole SA
50,000	1.625%, 4/15/2016[f]	50,037
	Credit Suisse AG
63,000	5.400%, 1/14/2020	72,155
	DDR Corporation
52,000	9.625%, 3/15/2016	63,386
	Discover Financial Services
66,000	6.450%, 6/12/2017	77,675
	DnB Boligkreditt AS
240,000	1.450%, 3/21/2018[f]	241,704
	Eksportfinans ASA
35,000	3.000%, 11/17/2014	34,973
52,000	5.500%, 5/25/2016	54,236
	Fifth Third Bancorp
63,000	5.450%, 1/15/2017	71,005
	General Electric Capital Corporation
54,000	1.000%, 12/11/2015	54,402
64,000	0.480%, 1/8/2016[g]	63,577
20,000	1.162%, 5/9/2016[g]	20,220
21,000	0.994%, 4/2/2018[g]	21,051
42,000	1.625%, 4/2/2018	42,311
66,000	6.000%, 8/7/2019	80,860
180,000	1.281%, 3/15/2023[g]	180,001
44,000	6.750%, 3/15/2032	57,548
	Genworth Financial, Inc.
55,000	6.515%, 5/22/2018	63,922
	Goldman Sachs Group, Inc.
84,000	3.700%, 8/1/2015	88,826
83,000	0.734%, 3/22/2016[g]	82,294
42,000	2.375%, 1/22/2018	42,804
180,000	1.476%, 4/30/2018[g]	179,825
44,000	7.500%, 2/15/2019	55,483
66,000	5.250%, 7/27/2021	76,524
	Hartford Financial Services Group, Inc.
81,000	4.000%, 10/15/2017	89,215
44,000	5.125%, 4/15/2022	52,144
	HCP, Inc.
68,000	2.625%, 2/1/2020	69,058
	Health Care REIT, Inc.
42,000	4.700%, 9/15/2017	47,416
27,000	2.250%, 3/15/2018	27,540
	HSBC Holdings plc
46,000	6.500%, 5/2/2036	57,927
	ING Bank NV
35,000	2.000%, 9/25/2015[f]	35,591
54,000	3.750%, 3/7/2017[f]	58,073
	ING Capital Funding Trust III
45,000	3.884%, 12/29/2049[g,j]	43,650
	ING US, Inc.
44,000	2.900%, 2/15/2018[f]	45,032
	Intesa Sanpaolo SPA
45,000	3.875%, 1/16/2018	45,031
	J.P. Morgan Chase & Company
120,000	0.726%, 4/23/2015[g]	120,072
44,000	1.125%, 2/26/2016	44,191
54,000	3.450%, 3/1/2016	57,620
84,000	2.000%, 8/15/2017	86,201
69,000	1.176%, 1/25/2018[g]	69,481
35,000	1.800%, 1/25/2018	35,448
66,000	6.300%, 4/23/2019	81,241
23,000	3.200%, 1/25/2023	23,571
21,000	3.375%, 5/1/2023[c]	20,947
	J.P. Morgan Chase Bank NA
76,000	0.610%, 6/13/2016[g]	74,679
	KeyBank NA
81,000	7.413%, 5/6/2015	90,486
	Liberty Mutual Group, Inc.
28,000	4.950%, 5/1/2022[f]	31,167
54,000	6.500%, 5/1/2042[f]	63,525
	Liberty Property, LP
59,000	5.500%, 12/15/2016	66,702
22,000	3.375%, 6/15/2023	22,221
	Lloyds TSB Bank plc
54,000	6.500%, 9/14/2020[f]	61,702
	Merrill Lynch & Company, Inc.
42,000	6.400%, 8/28/2017	49,423
	Morgan Stanley
56,000	4.750%, 4/1/2014	57,771
22,000	1.538%, 2/25/2016[g]	22,121
22,000	1.750%, 2/25/2016	22,158
66,000	4.750%, 3/22/2017	73,123
45,000	6.250%, 8/28/2017	52,534
120,000	1.556%, 4/25/2018[g]	119,944
75,000	5.500%, 1/26/2020	87,265
63,000	4.875%, 11/1/2022[i]	67,913
	Murray Street Investment Trust I
96,000	4.647%, 3/9/2017	105,156
	Nederlandse Waterschapsbank NV
240,000	0.750%, 3/29/2016[f]	240,358
	Nomura Holdings, Inc.
180,000	1.730%, 9/13/2016[g]	180,824
84,000	2.000%, 9/13/2016	84,441
	Nordea Eiendomskreditt AS
180,000	2.125%, 9/22/2016[f]	187,538
	Prologis, LP
23,000	6.625%, 5/15/2018	27,938
69,000	7.375%, 10/30/2019	87,021

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (6.9%)	Value
Financials (0.7%) - continued
	Prudential Covered Trust
$162,000	2.997%, 9/30/2015[f]	$169,055
	Prudential Financial, Inc.
40,000	5.625%, 6/15/2043	42,000
	Realty Income Corporation
27,000	2.000%, 1/31/2018	27,266
	Regions Bank
73,000	7.500%, 5/15/2018	90,558
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	56,655
27,000	5.000%, 6/1/2021	30,589
	Royal Bank of Canada
180,000	0.650%, 3/8/2016[g]	180,357
	Royal Bank of Scotland Group plc
56,000	5.050%, 1/8/2015	58,333
44,000	2.550%, 9/18/2015	45,323
22,000	6.125%, 12/15/2022	23,670
	Santander US Debt SAU
100,000	3.724%, 1/20/2015[f]	101,514
	Simon Property Group, Inc.
54,000	1.500%, 2/1/2018[f]	54,192
	Simon Property Group, LP
42,000	10.350%, 4/1/2019	61,084
	SLM Corporation
35,000	3.875%, 9/10/2015	36,327
27,000	6.250%, 1/25/2016	29,362
	Societe Generale SA
60,000	5.200%, 4/15/2021[f]	68,356
	SpareBank 1 Boligkreditt AS
240,000	1.250%, 5/2/2018[c,f]	239,329
	Svensk Exportkredit AB
240,000	1.125%, 4/5/2018	240,528
	Svenska Handelsbanken AB
180,000	0.732%, 3/21/2016[g]	180,001
54,000	3.125%, 7/12/2016	57,616
	Swedbank Hypotek AB
240,000	1.375%, 3/28/2018[f]	241,488
	Swiss RE Capital I, LP
55,000	6.854%, 5/29/2049[f,j]	58,850
	U.S. Bancorp
30,000	1.650%, 5/15/2017	30,720
	UBS AG London
240,000	0.750%, 3/24/2016[f]	240,008
	UBS AG/Stamford, Connecticut
54,000	5.875%, 12/20/2017	64,268
	Ventas Realty, LP
41,000	2.700%, 4/1/2020	41,664
	Wachovia Corporation
88,000	5.625%, 10/15/2016	100,934
180,000	0.550%, 6/15/2017[g]	178,325
	Wells Fargo & Company
53,000	2.100%, 5/8/2017	54,953
42,000	1.500%, 1/16/2018	42,156
44,000	3.450%, 2/13/2023	44,897

	Total	10,757,141

Foreign Government (0.1%)
	Asian Development Bank
240,000	0.500%, 6/20/2016	240,744
	Denmark Government International Bond
240,000	0.375%, 4/25/2016[f]	239,985
	Export-Import Bank of Korea
54,000	1.250%, 11/20/2015	53,716
	International Finance Corporation
180,000	0.500%, 5/16/2016	180,227
	Kommunalbanken AS
240,000	0.360%, 3/18/2016[f,g]	239,865
	Kommuninvest i Sverige AB
240,000	0.500%, 6/15/2016[f]	239,895
	Sweden Government International Bond
240,000	0.375%, 3/29/2016[f]	239,952

	Total	1,434,384

Mortgage-Backed Securities (1.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,625,000	2.500%, 5/1/2028[c]	2,740,254
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,650,000	3.000%, 5/1/2043[c]	2,760,555
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
2,600,000	2.500%, 5/1/2028[c]	2,718,625
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,650,000	3.000%, 5/1/2043[c,k]	2,771,734
5,125,000	3.500%, 5/1/2043[c]	5,460,528
4,900,000	4.000%, 5/1/2043[c]	5,244,531

	Total	21,696,227

Technology (0.1%)
	Apple, Inc.
300,000	0.523%, 5/3/2018[g]	300,000
42,000	1.000%, 5/3/2018	41,845
42,000	2.400%, 5/3/2023	41,944
	Computer Sciences Corporation
42,000	2.500%, 9/15/2015	43,130
	Hewlett-Packard Company
56,000	2.125%, 9/13/2015	57,109
63,000	2.600%, 9/15/2017	64,101
42,000	3.750%, 12/1/2020	41,903
	Intel Corporation
54,000	4.000%, 12/15/2032	54,793
	Microsoft Corporation
27,000	0.875%, 11/15/2017	26,996
	Motorola Solutions, Inc.
33,000	3.500%, 3/1/2023	33,618
	Oracle Corporation
54,000	1.200%, 10/15/2017	54,332
27,000	2.500%, 10/15/2022	26,989
	Samsung Electronics America, Inc.
44,000	1.750%, 4/10/2017[f]	44,727
	Xerox Corporation
56,000	7.200%, 4/1/2016	64,009

	Total	895,496

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (6.9%)	Value
Transportation (<0.1%)
	Canadian Pacific Railway Company
$30,000	7.125%, 10/15/2031	$40,569
36,000	5.750%, 3/15/2033	42,870
	Continental Airlines, Inc.
30,000	4.150%, 4/11/2024	31,763
	CSX Corporation
55,000	6.250%, 4/1/2015	60,694
	Delta Air Lines, Inc.
83,000	6.750%, 5/23/2017	86,735
14,000	4.750%, 5/7/2020	15,295
	ERAC USA Finance, LLC
54,000	1.400%, 4/15/2016[f]	54,378
	Kansas City Southern de Mexico SA de CV
33,000	8.000%, 2/1/2018	36,010
42,000	2.350%, 5/15/2020[c,f]	42,185
21,000	6.625%, 12/15/2020	24,780
41,000	6.125%, 6/15/2021	48,257

	Total	483,536

U.S. Government and Agencies (2.1%)
	Federal Home Loan Mortgage Corporation
593,620	3.000%, 2/15/2033[l]	86,901
	Federal National Mortgage Association
300,000	0.595%, 8/25/2015[m]	300,000
1,325,118	3.500%, 1/25/2033[l]	204,738
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	763,296
1,175,000	4.375%, 5/15/2040	1,532,641
7,730,000	3.000%, 5/15/2042	7,914,794
	U.S. Treasury Notes
5,410,000	0.375%, 2/15/2016	5,421,837
250,000	0.750%, 2/28/2018	251,308
2,195,000	1.625%, 8/15/2022	2,201,346
	U.S. Treasury Notes, TIPS
11,948,540	0.125%, 4/15/2018	12,880,169

	Total	31,557,030

Utilities (0.1%)
	American Electric Power Company, Inc.
54,000	1.650%, 12/15/2017	54,533
	DCP Midstream Operating, LP
27,000	2.500%, 12/1/2017	27,673
	Enel Finance International NV
50,000	3.875%, 10/7/2014[f]	51,558
	Energy Transfer Partners, LP
21,000	9.700%, 3/15/2019	28,654
84,000	4.650%, 6/1/2021	93,081
	Enterprise Products Operating, LLC
84,000	1.250%, 8/13/2015	84,678
	Exelon Corporation
67,000	4.900%, 6/15/2015	72,369
	Exelon Generation Company, LLC
63,000	5.200%, 10/1/2019	72,301
	Georgia Power Company
180,000	0.600%, 3/15/2016[g]	180,104
	ITC Holdings Corporation
72,000	5.875%, 9/30/2016[f]	81,253
	Kinder Morgan Energy Partners, LP
56,000	5.300%, 9/15/2020	66,592
56,000	5.000%, 8/15/2042	59,999
	MidAmerican Energy Holdings Company
56,000	6.500%, 9/15/2037	75,504
	NextEra Energy Capital Holdings, Inc.
84,000	1.200%, 6/1/2015	84,672
	NiSource Finance Corporation
66,000	6.400%, 3/15/2018	79,817
	ONEOK Partners, LP
36,000	8.625%, 3/1/2019	47,938
	Pacific Gas & Electric Company
81,000	5.625%, 11/30/2017	97,037
	PPL Capital Funding, Inc.
54,000	3.500%, 12/1/2022	55,348
	Sempra Energy
81,000	6.150%, 6/15/2018	99,223
	Williams Partners, LP
28,000	7.250%, 2/1/2017	33,638
28,000	5.250%, 3/15/2020	32,494

	Total	1,478,466

	Total Long-Term Fixed Income (cost $101,293,139)	104,393,388

Shares	Collateral Held for Securities Loaned (<0.1%)	Value
129,750	Thrivent Cash Management Trust	129,750

	Total Collateral Held for Securities Loaned (cost $129,750)	129,750

Shares or Principal Amount	Short-Term Investments (7.1%)	Value
	Federal Home Loan Bank Discount Notes
2,500,000	0.100%, 6/7/2013[e,n]	2,499,743
1,250,000	0.055%, 6/12/2013[e,n,o]	1,249,920
395,000	0.110%, 6/19/2013[e,n]	394,941
200,000	0.115%, 6/28/2013[e,n]	199,963
500,000	0.080%, 7/10/2013[e,n]	499,922
1,000,000	0.130%, 8/1/2013[e,n]	999,668
	Federal Home Loan Mortgage Corporation
1,000,000	0.090%, 6/11/2013[e,n]	999,897
	Federal National Mortgage Association Discount Notes
1,700,000	0.090%, 6/7/2013[e,n]	1,699,843
96,364,638	Thrivent Cash Management Trust
	0.090%	96,364,638

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (7.1%)	Value
	U.S. Treasury Bills
2,500,000	0.085%, 6/13/2013[e,n]	$2,499,746

	Total Short-Term Investments (at amortized cost)	107,408,281

	Total Investments (cost $1,357,830,915) 101.8%	$1,532,003,710

	Other Assets and Liabilities, Net (1.8%)	(27,540,559)

	Total Net Assets 100.0%	$1,504,463,151

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At April 30, 2013, $14,632,016 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2013, the value of these investments was $7,887,659 or 0.5% of total net assets.

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2013.
h

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Fund owned as of April 30, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	3/7/2013	$228,728

i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	All or a portion of the security was earmarked to cover written options.
l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	Security is fair valued.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	At April 30, 2013, $599,962 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	- Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	- Treasury Inflation Protected Security.
ETF	- Exchange Traded Fund.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$172,695,613
Gross unrealized depreciation	(11,540,361)

Net unrealized appreciation (depreciation)	$161,155,252

Cost for federal income tax purposes	$1,370,848,458

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	3,292,841	–	3,292,841	–
Capital Goods	1,741,081	–	1,741,081	–
Communications Services	12,298,912	–	12,298,912	–
Consumer Cyclical	4,966,595	–	4,966,595	–
Consumer Non-Cyclical	5,310,781	–	5,310,781	–
Energy	2,181,766	–	2,181,766	–
Financials	1,238,041	–	1,238,041	–
Technology	2,405,079	–	2,405,079	–
Transportation	1,021,218	–	1,021,218	–
Utilities	1,212,408	–	1,212,408	–

Mutual Funds
Equity Mutual Funds	810,726,518	810,726,518	–	–
Fixed Income Mutual Funds	180,062,957	180,062,957	–	–

Common Stock
Consumer Discretionary	44,409,707	44,409,707	–	–
Consumer Staples	23,023,027	21,582,514	1,440,513	–
Energy	26,038,612	25,212,149	826,463	–
Financials	56,051,091	56,051,091	–	–
Health Care	37,554,037	37,554,037	–	–
Industrials	31,791,797	31,791,797	–	–
Information Technology	53,035,961	53,035,961	–	–
Materials	8,754,354	8,754,354	–	–
Telecommunications Services	2,850,537	2,850,537	–	–
Utilities	10,104,971	10,104,971	–	–

Long-Term Fixed Income
Asset-Backed Securities	8,193,888	–	7,665,012	528,876
Basic Materials	631,127	–	631,127	–
Capital Goods	646,441	–	646,441	–
Collateralized Mortgage Obligations	7,617,803	–	7,617,803	–
Commercial Mortgage-Backed Securities	13,751,939	–	13,751,939	–
Communications Services	1,293,216	–	1,293,216	–
Consumer Cyclical	1,059,750	–	1,059,750	–
Consumer Non-Cyclical	2,118,701	–	2,118,701	–
Energy	778,243	–	778,243	–
Financials	10,757,141	–	10,757,141	–
Foreign Government	1,434,384	–	1,434,384	–
Mortgage-Backed Securities	21,696,227	–	21,696,227	–
Technology	895,496	–	895,496	–
Transportation	483,536	–	483,536	–
U.S. Government and Agencies	31,557,030	–	31,257,030	300,000
Utilities	1,478,466	–	1,478,466	–
Collateral Held for Securities Loaned	129,750	129,750	–	–
Short-Term Investments	107,408,281	96,364,638	11,043,643	–

Total	$1,532,003,710	$1,378,630,981	$152,543,853	$828,876

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	3,449,243	2,896,839	552,404	–

Total Asset Derivatives	$3,449,243	$2,896,839	$552,404	$–

Liability Derivatives
Futures Contracts	5,558,543	5,558,543	–	–
Call Options Written	4,977	–	–	4,977
Credit Default Swaps	421,151	–	421,151	–

Total Liability Derivatives	$5,984,671	$5,558,543	$421,151	$4,977

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(60)	June 2013	($13,224,192)	($13,237,500)	($13,308)
5-Yr. U.S. Treasury Bond Futures	(225)	June 2013	(27,883,494)	(28,044,142)	(160,648)
10-Yr. U.S. Treasury Bond Futures	(75)	June 2013	(9,875,748)	(10,001,954)	(126,206)
30-Yr. U.S. Treasury Bond Futures	120	June 2013	17,355,366	17,805,000	449,634
Eurex EURO STOXX 50 Futures	2,307	June 2013	80,563,929	81,116,333	552,404
Mini MSCI EAFE Index Futures	11	June 2013	915,954	957,440	41,486
Russell 2000 Index Mini-Futures	(502)	June 2013	(45,830,567)	(47,444,020)	(1,613,453)
S&P 400 Index Mini-Futures	(621)	June 2013	(68,248,242)	(71,893,170)	(3,644,928)
S&P 500 Index Futures	230	June 2013	89,145,781	91,551,500	2,405,719
Total Futures Contracts					($2,109,300)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option	2	$104.22	May 2013	($11,020)	($4,977)
Total Call Options Written				($11,020)	($4,977)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2018	$13,000,000	$375,077	($796,228)	($421,151)
Total Credit Default Swaps					($796,228)	($421,151)

1

As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for Moderately Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$449,634
Total Interest Rate Contracts		449,634

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,999,609
Total Equity Contracts		2,999,609
Total Asset Derivatives		$3,449,243

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	300,162
Total Interest Rate Contracts		300,162

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	5,258,381
Options Written	Net Assets - Net unrealized appreciation/(depreciation) on Written option contracts	4,977
Total Equity Contracts		5,263,358

Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	421,151
Total Credit Contracts		421,151
Total Liability Derivatives		$5,984,671

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Moderately Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(658,580)

Total Interest Rate Contracts		(658,580)

Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	3,732
Futures	Net realized gains/(losses) on Futures contracts	1,323,388

Total Equity Contracts		1,327,120

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(102,688)

Total Foreign Exchange Contracts		(102,688)

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	738,552

Total Credit Contracts		738,552

Total		$1,304,404

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for Moderately Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	157,689
Total Interest Rate Contracts		157,689

Equity Contracts
Options Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	(4,977)
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(2,624,418)
Total Equity Contracts		(2,629,395)

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(421,151)
Total Credit Contracts		(421,151)

Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	39
Total Foreign Exchange Contracts		39

Total		($2,892,818)

The following table presents Moderately Aggressive Allocation Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$270,381,459	19.1%	N/A	N/A	N/A	N/A	1
Interest Rate Contracts	67,583,150	4.8	N/A	N/A	N/A	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$139	<0.1%	N/A	N/A	N/A
Credit Contracts	N/A	N/A	N/A	N/A	$14,277,276	1.0%	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Natural Resources	$27,373,309	$251,287	$–	3,069,650	$29,130,978	$251,287
Partner Small Cap
Growth	40,911,660	1,182,782	–	3,245,697	46,316,096	–
Partner Small Cap Value	28,082,450	1,126,050	3,000,000	1,577,393	29,812,719	649,284
Small Cap Stock	21,636,409	–	–	1,344,712	24,675,457	–
Mid Cap Growth	36,659,156	2,415,392	–	1,895,607	40,679,730	–
Partner Mid Cap Value	46,806,534	1,529,430	9,000,000	3,128,294	46,142,338	528,513
Mid Cap Stock	66,792,476	296,650	–	4,033,886	78,539,762	296,650
Partner Worldwide
Allocation	170,730,097	4,125,298	–	19,881,077	193,641,688	4,125,298
Large Cap Growth	84,291,204	555,095	–	14,356,555	93,174,042	555,095
Large Cap Value	109,784,766	2,305,852	–	7,594,853	128,125,169	2,305,852
Large Cap Stock	78,551,831	5,481,045	–	3,541,120	87,678,138	1,250,788
Equity Income Plus	11,359,530	149,355	–	1,197,234	12,810,401	149,355
High Yield	53,948,019	1,715,020	1,108,944	10,884,989	56,384,242	1,715,019
Income	88,454,152	1,423,799	12,552,521	8,252,296	77,901,670	1,423,797
Government Bond	24,538,470	1,038,989	443,577	2,338,742	24,299,532	126,227
Limited Maturity Bond	26,345,273	149,650	5,087,155	1,696,486	21,477,513	149,684
Cash Management Trust- Collateral Investment	1,331,953	1,906,666	3,108,869	129,750	129,750	1,326
Cash Management Trust- Short Term Investment	52,425,026	166,214,071	122,274,459	96,364,638	96,364,638	39,996
Total Value and Income Earned	970,022,315				1,087,283,863	13,568,171

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Bank Loans (4.1%)[a]	Value
Basic Materials (0.3%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$2,786,000	5.250%, 10/18/2017	$2,834,755
	Ineos US Finance, LLC, Term Loan
970,197	6.500%, 5/4/2018	980,763
	Tronox Pigments BV, Term Loan
330,000	4.500%, 2/8/2018	334,640
	US Coatings Acquisition, Inc., Term Loan
775,000	4.750%, 1/18/2020	784,610

	Total	4,934,768

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
508,725	4.250%, 10/5/2019	514,824
	Berry Plastics Group, Inc., Term Loan
1,660,000	3.500%, 2/4/2020	1,657,228
	Silver II Borrower, Term Loan
443,887	4.000%, 12/5/2019	446,884

	Total	2,618,936

Communications Services (1.7%)
	Atlantic Broadband Penn, LLC, Term Loan
393,025	4.500%, 9/10/2019	399,577
	Cequel Communications, LLC, Term Loan
550,000	0.000%, 2/14/2019[b,c]	553,713
	Charter Communications Operating, LLC, Term Loan
415,800	4.000%, 5/15/2019	416,927
220,000	0.000%, 4/10/2020[b,c]	219,404
	Clear Channel Communications, Inc., Term Loan
1,308,000	3.848%, 1/29/2016	1,198,638
	Cricket Communications, Inc., Term Loan
99,750	4.750%, 10/10/2019	100,249
1,435,000	3.500%, 3/1/2020[b,c]	1,440,898
	Cumulus Media Holdings, Inc., Term Loan
871,713	4.500%, 9/17/2018	886,698
	Fairpoint Communications, Term Loan
1,110,000	7.500%, 2/14/2019	1,092,584
	Integra Telecom Holdings, Inc., Term Loan
220,000	4.875%, 2/18/2020[b,c]	225,546
330,000	6.000%, 2/18/2020	336,600
	Intelsat Jackson Holdings SA, Term Loan
657,427	4.500%, 4/2/2018	665,644
	Level 3 Financing, Inc., Term Loan
960,000	4.750%, 8/1/2019	969,840
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
491,287	6.000%, 6/9/2017	493,744
	LTS Buyer, LLC, Term Loan
495,000	1.000%, 4/1/2020[b,c]	499,950
55,000	8.000%, 3/28/2021	56,031
	MCC Georgia, LLC, Term Loan
393,025	4.000%, 1/20/2020	396,464
	McGraw-Hill Global Education Holdings, LLC, Term Loan
880,000	9.000%, 3/18/2019	880,000
	NEP Broadcasting, LLC, Term Loan
2,653,625	4.553%, 1/18/2020[b,c]	2,700,063
62,857	9.500%, 8/18/2020	65,319
	NTELOS, Inc., Term Loan
338,300	5.750%, 11/9/2019	331,534
	SBA Senior Finance II, LLC, Term Loan
108,138	3.750%, 9/28/2019	108,712
	Syniverse Holdings, Inc., Term Loan
890,000	1.500%, 4/20/2019[b,c]	892,786
	TNS, Inc., Term Loan
682,130	5.000%, 2/14/2020	688,098
	Univision Communications, Inc., Term Loan
535,000	4.750%, 3/31/2017	539,681
220,000	4.750%, 2/22/2020	222,090
311,787	4.750%, 2/28/2020	314,515
	Van Wagner Communications, Inc., Term Loan
616,900	8.250%, 8/3/2018	626,666
	Virgin Media Investment Holdings, Ltd., Term Loan
2,355,000	0.000%, 2/15/2020[b,c]	2,356,060
	Visant Corporation, Term Loan
713,721	5.250%, 12/22/2016	693,501
	WideOpenWest Finance, LLC, Term Loan
1,455,000	5.244%, 3/19/2019[b,c]	1,473,639
	Yankee Cable Acquisition, LLC, Term Loan
880,000	5.250%, 2/13/2020	893,930
	Zayo Group, LLC, Term Loan
2,698,204	4.500%, 7/2/2019	2,726,589

	Total	25,465,690

Consumer Cyclical (0.5%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
558,979	5.500%, 2/23/2017	565,787
	Cenveo Corporation, Term Loan
495,000	6.250%, 4/5/2020	499,950
	Ceridian Corporation, Term Loan
588,709	5.949%, 5/9/2017	598,693
	Chrysler Group, LLC, Term Loan
519,710	6.000%, 5/24/2017	526,337
	MGM Resorts International, Term Loan
718,200	4.250%, 12/13/2019	728,226
	MRC Global, Inc., Term Loan
492,525	6.250%, 10/24/2019	501,351
	ROC Finance, LLC, Term Loan
1,210,000	0.000%, 3/27/2019[b,c]	1,220,575

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Bank Loans (4.1%)[a]	Value
Consumer Cyclical (0.5%) - continued
	Rock Ohio Caesars, LLC, 18 Month Delayed Draw, Term Loan
$90,000	6.000%, 8/19/2017[b,c]	$92,475
	Rock Ohio Caesars, LLC, Term Loan
691,000	8.500%, 8/19/2017	710,002
	Seminole Indian Tribe of Florida, Term Loan
410,000	0.000%, 4/11/2020[b,c]	412,386
	Seven Seas Cruises S de RL, LLC, Term Loan
874,000	4.750%, 12/21/2018	883,833
	Toys R Us, Inc., Term Loan
765,351	5.250%, 5/25/2018	742,391

	Total	7,482,006

Consumer Non-Cyclical (0.6%)
	Albertsons, LLC, Term Loan
965,000	5.750%, 2/26/2016	975,335
	Bausch & Lomb, Inc., Term Loan
486,325	5.250%, 5/17/2019	491,568
	Biomet, Inc., Term Loan
696,500	3.971%, 7/25/2017	705,206
	CHS/Community Health Systems, Inc., Term Loan
495,000	3.787%, 1/25/2017	499,519
	Del Monte Corporation, Term Loan
144,637	4.000%, 3/8/2018	145,676
	DJO Finance, LLC, Term Loan
711,288	4.750%, 9/15/2017[b,c]	722,697
	Grifols, Inc., Term Loan
490,164	4.250%, 6/1/2017	495,610
	HJ Heinz Company, Term Loan
385,000	0.000%, 3/27/2020[b,c]	388,369
	Hologic, Inc., Term Loan
585,575	4.500%, 8/1/2019	593,217
	JBS USA, LLC, Term Loan
827,925	3.750%, 5/25/2018	827,925
	Reynolds Group Holdings, Inc., Term Loan
99,500	4.750%, 9/28/2018	101,040
	Rite Aid Corporation, Term Loan
165,000	4.000%, 2/7/2020	166,960
330,000	5.750%, 7/7/2020	342,101
	Roundy’s Supermarkets, Inc., Term Loan
812,386	5.750%, 2/13/2019	795,634
	SuperValu, Inc., Term Loan
1,025,000	6.250%, 1/10/2019[b,c]	1,040,252
	Warner Chilcott Company, LLC, Term Loan
23,304	4.250%, 3/15/2018	23,634
	Warner Chilcott Corporation, Term Loan
65,765	4.250%, 3/15/2018	66,696
28,628	4.250%, 3/15/2018	29,034
	WC Luxco Sarl, Term Loan
51,824	4.250%, 3/15/2018	52,558

	Total	8,463,031

Energy (0.2%)
	Arch Coal, Inc., Term Loan
715,173	5.750%, 5/16/2018	724,413
	Chesapeake Energy Corporation, Term Loan
1,590,000	5.750%, 12/2/2017	1,646,747
	Offshore Group Investment, Ltd., Term Loan
870,000	2.115%, 3/22/2019[b,c]	881,423
	Plains Exploration & Production Company, Term Loan
190,000	4.000%, 10/15/2019	190,120

	Total	3,442,703

Financials (0.1%)
	GEO Group, Inc., Term Loan
220,000	0.000%, 4/1/2020[b,c]	221,008
	MoneyGram International, Inc., Term Loan
880,000	4.250%, 3/27/2020	886,917
	WaveDivision Holdings, LLC, Term Loan
1,017,450	4.000%, 8/31/2019	1,027,624

	Total	2,135,549

Technology (0.3%)
	First Data Corporation Extended, Term Loan
1,095,000	4.199%, 3/26/2018	1,090,773
	First Data Corporation, Term Loan
395,000	5.204%, 9/24/2018	393,159
	Freescale Semiconductor Inc., Term Loan
805,000	5.000%, 2/13/2020	816,069
	Infor US, Inc., Term Loan
521,318	5.250%, 4/5/2018	529,414
	SunGard Data Systems, Inc., Term Loan
1,027,425	1.544%, 12/4/2019	1,039,631

	Total	3,869,046

Transportation (0.1%)
	American Petroleum Tankers Parent, LLC, Term Loan
275,000	4.750%, 9/28/2019	277,063
	Delta Air Lines, Inc., Term Loan
857,989	4.250%, 4/20/2017	869,177
	United Air Lines, Inc., Term Loan
550,000	4.000%, 3/22/2019[b,c]	555,329

	Total	1,701,569

Utilities (0.1%)
	Calpine Corporation, Term Loan
164,580	4.000%, 4/1/2018	166,624
781,075	4.000%, 10/9/2019	790,768
	NGPL PipeCo, LLC, Term Loan
713,572	6.750%, 9/15/2017	722,877

	Total	1,680,269

	Total Bank Loans (cost $61,044,606)	61,793,567

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Mutual Funds (64.3%)	Value
Equity Mutual Funds (39.0%)
2,764,537	Thrivent Natural Resources Fund	$26,235,456
2,226,006	Thrivent Partner Small Cap Growth Fund	31,765,109
1,646,536	Thrivent Partner Small Cap Value Fund	31,119,535
882,584	Thrivent Small Cap Stock Fund[d]	16,195,420
793,087	Thrivent Mid Cap Growth Fund	17,019,640
2,065,352	Thrivent Partner Mid Cap Value Fund	30,463,946
2,628,283	Thrivent Mid Cap Stock Fund	51,172,675
15,734,128	Thrivent Partner Worldwide Allocation Fund	153,250,406
11,301,004	Thrivent Large Cap Growth Fund	73,343,517
6,465,916	Thrivent Large Cap Value Fund	109,080,011
1,541,681	Thrivent Large Cap Stock Fund	38,172,027
1,169,307	Thrivent Equity Income Plus Fund	12,511,584

	Total	590,329,326

Fixed Income Mutual Funds (25.3%)
9,326,266	Thrivent High Yield Fund	48,310,059
19,473,672	Thrivent Income Fund	183,831,461
2,387,930	Thrivent Government Bond Fund	24,810,594
9,983,359	Thrivent Limited Maturity Bond Fund	126,389,330

	Total	383,341,444

	Total Mutual Funds (cost $856,250,632)	973,670,770

Shares	Common Stock (14.0%)	Value
Consumer Discretionary (2.1%)
8,600	Abercrombie & Fitch Company	426,216
4,550	Amazon.com, Inc.[d]	1,154,835
11,400	ANN, Inc.[d]	336,756
2,400	AutoZone, Inc.[d]	981,816
8,410	CBS Corporation	385,010
8,400	Charter Communications, Inc.[d]	846,216
23,600	Cheesecake Factory, Inc.	939,752
22,500	Chico’s FAS, Inc.	411,075
48,400	Comcast Corporation	1,998,920
8,600	Conn’s, Inc.[d]	372,466
6,200	Deckers Outdoor Corporation[d]	341,744
17,312	Delphi Automotive plc	799,988
11,800	DISH Network Corporation	462,442
12,800	Fifth & Pacific Companies, Inc.[d]	263,936
29,236	Foot Locker, Inc.	1,019,459
23,900	Gap, Inc.	907,961
30,700	GNC Holdings, Inc.	1,391,631
5,600	Grand Canyon Education, Inc.[d]	143,192
4,120	Harley-Davidson, Inc.	225,158
19,600	Home Depot, Inc.	1,437,660
52,900	Hovnanian Enterprises, Inc.[d]	288,305
5,120	iShares Dow Jones US Home Construction Index Fund	124,211
28,110	Las Vegas Sands Corporation	1,581,188
40,900	Lowe’s Companies, Inc.	1,571,378
5,700	Lumber Liquidators Holdings, Inc.[d]	467,172
14,700	Macy’s, Inc.	655,620
4,700	Marriott Vacations Worldwide Corporation[d]	213,756
19,800	Meredith Corporation	768,636
5,600	Michael Kors Holdings, Ltd.[d]	318,864
3,700	Netflix, Inc.[d]	799,459
14,200	New York Times Company[d]	125,812
29,460	News Corporation	916,795
24,200	NIKE, Inc.	1,539,120
8,000	Omnicom Group, Inc.	478,160
10,750	Papa John’s International, Inc.[d]	677,250
7,300	Penn National Gaming, Inc.[d]	427,415
42,351	Pier 1 Imports, Inc.	982,967
14,100	Pulte Group, Inc.[d]	295,959
23,300	Sally Beauty Holdings, Inc.[d]	700,398
69,300	Smith & Wesson Holding Corporation[d]	608,454
33,000	Standard Pacific Corporation[d]	298,650
11,900	Tempur-Pedic International, Inc.[d]	577,150
8,500	Time Warner Cable, Inc.	798,065
10,000	TJX Companies, Inc.	487,700
13,100	Toll Brothers, Inc.[d]	449,461
3,300	Urban Outfitters, Inc.[d]	136,752
6,400	Valassis Communications, Inc.	164,032
5,800	Vera Bradley, Inc.[d]	132,356

	Total	31,431,318

Consumer Staples (1.1%)
29,900	Altria Group, Inc.	1,091,649
13,765	Annie’s, Inc.[d]	520,179
7,560	British American Tobacco plc ADR	839,311
13,200	Campbell Soup Company	612,612
5,400	Clorox Company	465,750
7,900	Colgate-Palmolive Company	943,339
17,700	Constellation Brands, Inc.[d]	873,495
38,100	CVS Caremark Corporation	2,216,658
1,800	Diageo plc ADR	219,960
10,400	Green Mountain Coffee Roasters, Inc.[d]	596,960
18,153	Ingredion, Inc.	1,307,198
5,340	Kimberly-Clark Corporation	551,035
7,782	Kraft Foods Group, Inc.	400,695
26,400	Kroger Company	907,632
23,347	Mondelez International, Inc.	734,263
12,700	Nestle SA	905,669
6,089	Philip Morris International, Inc.	582,048
19,300	Procter & Gamble Company	1,481,661
9,300	Safeway, Inc.	209,436
3,100	Spectrum Brands Holdings, Inc.	173,600
2,600	Susser Holdings Corporation[d]	138,242
1,250	TreeHouse Foods, Inc.[d]	79,637
12,110	Unilever NV ADR	514,433
6,200	USANA Health Sciences, Inc.[d]	349,804
6,100	Wal-Mart Stores, Inc.	474,092

	Total	17,189,358

Energy (1.3%)
55,676	Alpha Natural Resources, Inc.[d]	413,116
32,850	BP plc ADR	1,432,260
4,200	Cabot Oil & Gas Corporation	285,810
6,960	Chevron Corporation	849,190
3,100	Concho Resources, Inc.[d]	267,003
23,600	Consol Energy, Inc.	793,904
5,300	CVR Energy, Inc.	261,131
8,900	Delek US Holdings, Inc.	321,201
6,000	Ensco plc	346,080
8,539	EOG Resources, Inc.	1,034,585

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (14.0%)	Value
Energy (1.3%) - continued
12,420	EQT Corporation	$932,991
29,300	Exxon Mobil Corporation	2,607,407
14,300	HollyFrontier Corporation	707,135
71,185	Marathon Oil Corporation	2,325,614
10,200	Marathon Petroleum Corporation	799,272
16,300	Oasis Petroleum, Inc.[d]	557,949
53,500	Patterson-UTI Energy, Inc.	1,128,315
8,400	PBF Energy, Inc.	255,780
36,451	Petroleum Geo-Services ASA	535,553
8,100	Rex Energy Corporation[d]	130,167
15,340	Schlumberger, Ltd.	1,141,756
11,700	Southwestern Energy Company[d]	437,814
4,100	Tesoro Corporation	218,940
92,300	Weatherford International, Ltd.[d]	1,180,517
5,300	Western Refining, Inc.	163,823

	Total	19,127,313

Financials (2.7%)
8,750	ACE, Ltd.	779,975
6,531	Affiliated Managers Group, Inc.[d]	1,016,746
3,800	Allied World Assurance Company Holdings AG	345,078
10,620	Allstate Corporation	523,141
7,000	American Assets Trust, Inc.	236,320
4,380	American Campus Communities, Inc.	195,523
49,800	Annaly Capital Management, Inc.	793,812
5,200	Aspen Insurance Holdings, Ltd.	198,588
9,200	Axis Capital Holdings, Ltd.	410,596
137,340	Bank of America Corporation	1,690,655
5,800	Banner Corporation	189,486
10,200	BioMed Realty Trust, Inc.	229,602
26,500	CapitalSource, Inc.	237,175
23,000	CBL & Associates Properties, Inc.	555,220
55,100	Citigroup, Inc.	2,570,966
15,090	Colonial Properties Trust	350,239
5,800	Comerica, Inc.	210,250
29,200	DCT Industrial Trust, Inc.	228,636
8,100	Discover Financial Services	354,294
8,300	Douglas Emmett, Inc.	217,211
5,700	Extra Space Storage, Inc.	248,406
50,200	Fifth Third Bancorp	854,906
28,121	HCC Insurance Holdings, Inc.	1,197,955
9,500	Home Loan Servicing Solutions, Ltd.	215,175
26,257	Host Hotels & Resorts, Inc.	479,715
75,700	Huntington Bancshares, Inc.	542,769
26,990	Invesco, Ltd.	856,663
15,000	iShares Barclays 1-3 Year Credit Bond Fund	1,583,850
25,700	iShares Russell 2000 Index Fund	2,419,398
15,676	J.P. Morgan Chase & Company	768,281
13,091	Lazard, Ltd.	443,785
4,200	M&T Bank Corporation	420,840
33,720	MetLife, Inc.	1,314,743
7,000	Montpelier Re Holdings, Inc.	180,320
36,750	Morgan Stanley	814,012
17,400	NASDAQ OMX Group, Inc.	512,952
9,400	Northern Trust Corporation	506,848
19,300	Ocwen Financial Corporation[d]	705,994
8,100	Pebblebrook Hotel Trust	219,996
11,100	PHH Corporation[d]	233,988
20,200	Piedmont Office Realty Trust, Inc.	414,504
55,539	Popular, Inc.[d]	1,582,306
1,500	Portfolio Recovery Associates, Inc.[d]	184,125
3,600	ProAssurance Corporation	176,364
10,300	Protective Life Corporation	392,018
18,300	SLM Corporation	377,895
35,400	SPDR S&P 500 ETF Trust	5,652,672
12,190	State Street Corporation	712,749
19,290	SVB Financial Group[d]	1,371,712
2,481	Taubman Centers, Inc.	212,150
6,779	Terreno Realty Corporation	127,581
9,064	Tower Group International, Ltd.	171,491
11,182	W.R. Berkley Corporation	485,522
48,520	Wells Fargo & Company	1,842,790
61,016	Zions Bancorporation	1,502,214

	Total	41,060,202

Health Care (1.8%)
3,800	Abbott Laboratories	140,296
17,800	Align Technology, Inc.[d]	589,536
14,200	Allscripts Healthcare Solutions, Inc.[d]	196,528
2,800	AmerisourceBergen Corporation	151,536
10,300	Amgen, Inc.	1,073,363
69,200	Arena Pharmaceuticals, Inc.[d]	570,208
8,870	Baxter International, Inc.	619,747
2,100	Biogen Idec, Inc.[d]	459,753
5,000	Bio-Reference Laboratories, Inc.[d]	127,500
3,767	C.R. Bard, Inc.	374,289
8,300	Celgene Corporation[d]	979,981
13,400	Community Health Systems, Inc.	610,638
30,780	Covidien plc	1,964,995
8,710	Eli Lilly and Company	482,360
24,600	Express Scripts Holding Company[d]	1,460,502
58,800	Gilead Sciences, Inc.[d]	2,977,632
7,029	HeartWare International, Inc.[d]	683,219
27,300	Hologic, Inc.[d]	556,101
7,500	Illumina, Inc.[d]	485,175
2,400	Jazz Pharmaceuticals, Inc.[d]	140,040
16,100	Medicines Company[d]	543,536
57,540	Merck & Company, Inc.	2,704,380
9,500	Myriad Genetics, Inc.[d]	264,575
5,807	NPS Pharmaceuticals, Inc.[d]	77,988
4,900	PAREXEL International Corporation[d]	200,655
23,375	PDL BioPharma, Inc.	180,922
2,059	Pharmacyclics, Inc.[d]	167,809
17,700	Questcor Pharmaceuticals, Inc.	544,098
21,100	ResMed, Inc.	1,013,222
28,540	Sanofi ADR	1,522,609
14,300	Santarus, Inc.[d]	262,691
4,700	Seattle Genetics, Inc.[d]	173,665
12,000	Shire Pharmaceuticals Group plc ADR	1,123,680
18,200	Spectrum Pharmaceuticals, Inc.	134,862
14,700	Thoratec Corporation[d]	532,140
8,200	United Therapeutics Corporation[d]	547,596
25,081	UnitedHealth Group, Inc.	1,503,104
6,900	Vertex Pharmaceuticals, Inc.[d]	530,058
3,700	Waters Corporation[d]	341,880
6,960	Zimmer Holdings, Inc.	532,092

	Total	27,544,961

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (14.0%)	Value
Industrials (1.5%)
24,700	Actuant Corporation	$773,110
11,400	Acuity Brands, Inc.	831,744
14,400	ADT Corporation[d]	628,416
14,209	CSX Corporation	349,399
50,500	Delta Air Lines, Inc.[d]	865,570
6,000	Deluxe Corporation	228,840
7,800	DigitalGlobe, Inc.[d]	227,682
24,472	EMCOR Group, Inc.	915,253
4,800	EnerSys, Inc.[d]	220,032
6,980	FedEx Corporation	656,190
2,400	Flowserve Corporation	379,488
17,300	Foster Wheeler AGd	365,030
16,800	GATX Corporation	855,960
20,321	General Electric Company	452,955
24,700	HNI Corporation	850,421
27,046	Honeywell International, Inc.	1,988,963
11,600	Ingersoll-Rand plc	624,080
40,940	Jacobs Engineering Group, Inc.[d]	2,066,651
45,600	JetBlue Airways Corporation[d]	314,184
13,500	Landstar System, Inc.	737,910
4,100	Lockheed Martin Corporation	406,269
20,260	Manitowoc Company, Inc.	380,078
23,400	Manpower, Inc.	1,243,944
16,916	Oshkosh Corporation[d]	664,122
5,009	Parker Hannifin Corporation	443,647
8,660	Pentair, Ltd.	470,671
34,700	Southwest Airlines Company	475,390
8,200	Union Pacific Corporation	1,213,272
21,070	United Technologies Corporation	1,923,480
5,100	USG Corporation[d]	132,549
18,400	Woodward, Inc.	662,216

	Total	22,347,516

Information Technology (2.4%)
4,650	3D Systems Corporation[d]	177,816
54,700	Activision Blizzard, Inc.	817,765
6,900	Alliance Data Systems Corporation[d]	1,185,213
21,400	AOL, Inc.[d]	826,896
7,302	Apple, Inc.	3,232,960
41,926	Applied Materials, Inc.	608,346
120,600	Atmel Corporation[d]	780,282
11,500	Autodesk, Inc.[d]	452,870
101,000	Brocade Communications Systems, Inc.[d]	587,820
8,800	Cirrus Logic, Inc.[d]	169,928
81,140	Cisco Systems, Inc.	1,697,449
20,400	Citrix Systems, Inc.[d]	1,268,268
37,220	CoreLogic, Inc.[d]	1,015,361
24,299	eBay, Inc.[d]	1,273,025
5,900	Ellie Mae, Inc.[d]	153,518
31,100	ExactTarget, Inc.[d]	608,938
2,914	Google, Inc.[d]	2,402,797
20,800	Informatica Corporation[d]	684,944
21,900	Intel Corporation	524,505
7,800	InterDigital, Inc.	346,398
12,814	Itron, Inc.[d]	508,075
4,700	j2 Global, Inc.	191,290
19,114	Juniper Networks, Inc.[d]	316,337
1,400	MasterCard, Inc.	774,102
60,400	MEMC Electronic Materials, Inc.[d]	326,160
7,600	Mentor Graphics Corporation	138,776
28,896	Microsoft Corporation	956,458
38,390	NetApp, Inc.[d]	1,339,427
7,200	NetScout Systems, Inc.[d]	164,232
44,706	NVIDIA Corporation	615,602
17,624	Plantronics, Inc.	772,284
23,300	QUALCOMM, Inc.	1,435,746
1,800	Stratasys, Ltd.[d]	149,490
43,480	Symantec Corporation[d]	1,056,564
77,628	Teradyne, Inc.[d]	1,276,204
32,980	Texas Instruments, Inc.	1,194,206
63,826	TriQuint Semiconductor, Inc.[d]	372,744
6,300	Visa, Inc.	1,061,298
65,600	Vishay Intertechnology, Inc.[d]	921,024
16,100	VMware, Inc.[d]	1,135,050
16,900	Western Digital Corporation	934,232
39	Workday, Inc.[d]	2,443
31,397	Xilinx, Inc.	1,190,260
56,400	Yahoo!, Inc.[d]	1,394,772

	Total	37,041,875

Materials (0.4%)
8,700	Axiall Corporation	456,315
11,800	Buckeye Technologies, Inc.	443,562
9,080	Celanese Corporation	448,643
2,900	CF Industries Holdings, Inc.	540,879
13,660	Dow Chemical Company	463,211
7,900	Eagle Materials, Inc.	535,225
12,200	H.B. Fuller Company	462,380
30,100	Huntsman Corporation	567,686
10,180	Nucor Corporation	444,052
13,600	Owens-Illinois, Inc.[d]	357,408
7,268	Silgan Holdings, Inc.	347,919
5,252	Southern Copper Corporation	175,049
32,359	Steel Dynamics, Inc.	486,679
22,800	SunCoke Energy, Inc.[d]	344,964
10,900	Teck Resources, Ltd.	289,613

	Total	6,363,585

Telecommunications Services (0.2%)
36,600	AT&T, Inc.	1,371,036
16,712	Verizon Communications, Inc.	900,944

	Total	2,271,980

Utilities (0.5%)
11,400	Calpine Corporation[d]	247,722
17,300	CMS Energy Corporation	517,962
31,750	NiSource, Inc.	975,678
23,600	NRG Energy, Inc.	657,732
38,618	NV Energy, Inc.	835,307
29,510	PG&E Corporation	1,429,464
30,000	PNM Resources, Inc.	720,300
12,000	Public Service Enterprise Group, Inc.	439,320
13,700	Southern Company	660,751
14,283	Southwest Gas Corporation	723,720
9,900	Wisconsin Energy Corporation	444,906

	Total	7,652,862

	Total Common Stock (cost $176,811,476)	212,030,970

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (11.8%)	Value
Asset-Backed Securities (0.4%)
	Access Group, Inc.
$250,000	0.704%, 2/25/2036[e,f]	$249,140
	Countrywide Asset-Backed Certificates
700,000	5.530%, 4/25/2047	662,720
	Edlinc Student Loan Funding Trust
86,926	3.262%, 10/1/2025[f,g]	87,741
	FNA Trust
250,000	1.980%, 1/10/2018[e]	249,989
	GE Dealer Floorplan Master Note Trust
300,000	0.599%, 4/20/2018[f]	300,000
	GE Equipment Transportation, LLC
250,000	0.690%, 11/25/2016	250,271
	Golden Credit Card Trust
90,000	0.449%, 2/15/2018[e,f]	90,000
	Master Credit Card Trust
203,500	0.780%, 4/21/2017[e]	204,150
	Morgan Stanley Capital, Inc.
1,109,770	0.350%, 2/25/2037[f]	629,846
	Nissan Master Owner Trust Receivables
150,000	0.499%, 2/15/2018[f]	150,000
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036	1,720,718
	Santander Drive Auto Receivables Trust
250,000	0.700%, 9/15/2017	250,208
	SLM Student Loan Trust
75,000	0.803%, 8/15/2022[e,f]	75,000
75,000	1.253%, 5/17/2027[e,f]	75,000
	Volvo Financial Equipment, LLC
250,000	0.740%, 3/15/2017[e]	250,306
	World Omni Master Owner Trust
90,000	0.549%, 2/15/2018[e,f]	90,000

	Total	5,335,089

Basic Materials (0.1%)
	ArcelorMittal
151,000	5.375%, 6/1/2013	151,373
	Freeport-McMoRan Copper & Gold, Inc.
254,000	2.375%, 3/15/2018[e]	255,826
	International Paper Company
162,000	5.300%, 4/1/2015	175,213
	LyondellBasell Industries NV
192,000	6.000%, 11/15/2021	232,955
	Rio Tinto Finance USA plc
152,000	3.500%, 3/22/2022	158,792
	Xstrata Finance Canada, Ltd.
312,000	1.800%, 10/23/2015[e]	315,851

	Total	1,290,010

Capital Goods (0.1%)
	BAE Systems plc
144,000	3.500%, 10/11/2016[e]	152,087
	Caterpillar Financial Services Corporation
150,000	0.527%, 2/28/2016[f]	150,211
	Eaton Corporation
80,000	1.500%, 11/2/2017[e]	80,494
120,000	4.000%, 11/2/2032[e]	123,585
	John Deere Capital Corporation
150,000	0.404%, 1/12/2015[f]	150,027
	Textron, Inc.
190,000	5.600%, 12/1/2017	215,078
	United Technologies Corporation
230,000	6.125%, 7/15/2038	310,629

	Total	1,182,111

Collateralized Mortgage Obligations (1.0%)
	Citigroup Mortgage Loan Trust, Inc.
629,820	5.500%, 11/25/2035	582,592
	CitiMortgage Alternative Loan Trust
2,143,971	5.750%, 4/25/2037	1,970,372
	Countrywide Alternative Loan Trust
784,560	5.089%, 10/25/2035	701,037
687,585	6.000%, 4/25/2036	550,525
411,928	6.000%, 1/25/2037	337,969
1,963,360	5.500%, 5/25/2037	1,649,680
1,490,981	7.000%, 10/25/2037	1,135,036
	Countrywide Home Loans, Inc.
896,714	5.750%, 4/25/2037	828,620
	Deutsche Alt-A Securities Mortgage Loan Trust
321,237	5.500%, 10/25/2021	328,455
	Deutsche Alt-A Securities, Inc.
695,354	6.000%, 10/25/2021	650,576
	GSR Mortgage Loan Trust
1,109,049	0.390%, 8/25/2046[f]	1,054,050
	J.P. Morgan Mortgage Trust
416,216	2.958%, 6/25/2036	362,666
187,496	2.987%, 10/25/2036	157,526
1,498,210	0.580%, 1/25/2037[f]	961,983
1,709,778	6.250%, 8/25/2037	1,223,042
	MASTR Alternative Loans Trust
476,228	6.500%, 7/25/2034	509,446
922,025	0.650%, 12/25/2035[f]	505,478
	Merrill Lynch Alternative Note Asset Trust
480,413	6.000%, 3/25/2037	441,543
	Residential Asset Securitization Trust
1,164,327	0.580%, 8/25/2037[f]	395,076
	Sequoia Mortgage Trust
409,106	4.435%, 9/20/2046	58,316
	WaMu Mortgage Pass Through Certificates
162,293	2.664%, 9/25/2036	136,571
630,205	2.755%, 10/25/2036	541,333

	Total	15,081,892

Commercial Mortgage-Backed Securities (1.3%)
	Banc of America Commercial Mortgage, Inc.
2,400,000	5.796%, 4/10/2049	2,777,825
1,650,000	5.796%, 6/10/2049	1,894,137

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (11.8%)	Value
Commercial Mortgage-Backed Securities (1.3%) - continued
	Bear Stearns Commercial Mortgage Securities, Inc.
$1,500,000	5.331%, 2/11/2044	$1,697,322
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,735,990
	Credit Suisse Mortgage Capital Certificates
3,000,000	5.509%, 9/15/2039	3,351,453
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
149,452	0.727%, 12/25/2016	149,577
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,835,767
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
200,000	0.899%, 4/15/2028[c,e,f]	200,663
1,200,000	5.910%, 2/12/2049	1,353,167
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	845,342
	Wachovia Bank Commercial Mortgage Trust
1,800,000	5.603%, 10/15/2048	2,030,278

	Total	18,871,521

Communications Services (0.2%)
	American Tower Corporation
202,000	5.050%, 9/1/2020	227,988
	AT&T, Inc.
341,000	2.400%, 8/15/2016	355,726
	CBS Corporation
160,000	8.875%, 5/15/2019	214,053
	CC Holdings GS V, LLC
80,000	2.381%, 12/15/2017[e]	80,885
	Comcast Corporation
105,000	4.650%, 7/15/2042	114,735
	Crown Castle Towers, LLC
135,000	4.174%, 8/15/2017[e]	149,506
	DIRECTV Holdings, LLC
160,000	1.750%, 1/15/2018	160,085
	NBC Universal Enterprise, Inc.
150,000	0.965%, 4/15/2018[e,f]	150,984
128,000	1.974%, 4/15/2019[e]	130,135
	NBCUniversal Media, LLC
249,000	2.875%, 4/1/2016	263,408
	Nippon Telegraph & Telephone Corporation
156,000	1.400%, 7/18/2017	157,624
	SBA Tower Trust
145,000	5.101%, 4/17/2017[e]	161,996
128,000	2.240%, 4/16/2043[e]	127,994
	Telefonica Emisiones SAU
166,000	3.729%, 4/27/2015	172,175
195,000	3.192%, 4/27/2018	197,371
192,000	5.462%, 2/16/2021	211,621
	Verizon Communications, Inc.
150,000	0.481%, 3/6/2015[e,f]	149,809
121,000	1.100%, 11/1/2017	120,325
144,000	5.500%, 2/15/2018	169,627
	Vodafone Group plc
96,000	0.675%, 2/19/2016[f]	96,067

	Total	3,412,114

Consumer Cyclical (0.1%)
	Amazon.com, Inc.
80,000	1.200%, 11/29/2017	79,901
160,000	2.500%, 11/29/2022	157,116
	American Honda Finance Corporation
83,000	1.000%, 8/11/2015[e]	83,483
	Federated Retail Holdings, Inc.
104,000	5.900%, 12/1/2016	120,638
	Ford Motor Company
96,000	7.450%, 7/16/2031	127,735
	Ford Motor Credit Company, LLC
172,000	12.000%, 5/15/2015	207,176
175,000	2.375%, 1/16/2018	175,750
155,000	5.000%, 5/15/2018	172,846
	Hyundai Capital America
162,000	1.625%, 10/2/2015[e]	162,244
	Macy’s Retail Holdings, Inc.
80,000	3.875%, 1/15/2022	85,653
	Nissan Motor Acceptance Corporation
192,000	1.000%, 3/15/2016[e]	192,336
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	158,219
	Toyota Motor Credit Corporation
100,000	0.430%, 3/10/2015[f]	100,093
105,000	1.750%, 5/22/2017	107,917
	TRW Automotive, Inc.
100,000	7.250%, 3/15/2017[e]	115,625
	Wal-Mart Stores, Inc.
150,000	0.600%, 4/11/2016	150,314
192,000	1.125%, 4/11/2018	192,617
	Western Union Company
160,000	2.375%, 12/10/2015	162,897

	Total	2,552,560

Consumer Non-Cyclical (0.4%)
	AbbVie, Inc.
80,000	1.750%, 11/6/2017[e]	81,191
120,000	2.000%, 11/6/2018[e]	122,025
	Altria Group, Inc.
128,000	9.700%, 11/10/2018	179,441
	Anheuser-Busch InBev Worldwide, Inc.
192,000	7.750%, 1/15/2019	253,275
	Avon Products, Inc.
164,000	2.375%, 3/15/2016	167,509
	Boston Scientific Corporation
96,000	5.450%, 6/15/2014	100,829
128,000	4.500%, 1/15/2015	135,440
160,000	6.000%, 1/15/2020	188,877
	Bunge Limited Finance Corporation
83,000	3.200%, 6/15/2017	86,555
97,000	8.500%, 6/15/2019	126,429

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (11.8%)	Value
Consumer Non-Cyclical (0.4%) - continued
	Celgene Corporation
$192,000	1.900%, 8/15/2017	$195,751
	ConAgra Foods, Inc.
60,000	1.350%, 9/10/2015	60,612
228,000	1.900%, 1/25/2018	232,166
	CVS Caremark Corporation
101,000	6.125%, 9/15/2039	128,356
	Express Scripts Holding Company
166,000	3.125%, 5/15/2016	175,704
	Gilead Sciences, Inc.
133,000	2.400%, 12/1/2014	136,624
145,000	3.050%, 12/1/2016	155,643
	Heineken NV
80,000	1.400%, 10/1/2017[e]	80,211
	Kraft Foods Group, Inc.
210,000	1.625%, 6/4/2015	213,572
	Laboratory Corporation of America Holdings
166,000	2.200%, 8/23/2017	168,406
	Lorillard Tobacco Company
166,000	2.300%, 8/21/2017	168,191
	Mallinckrodt International Finance SA
142,000	3.500%, 4/15/2018[e]	144,011
	Mattel, Inc.
128,000	1.700%, 3/15/2018	129,449
	McKesson Corporation
80,000	0.950%, 12/4/2015	80,386
	Medco Health Solutions, Inc.
192,000	7.125%, 3/15/2018	239,653
	Medtronic, Inc.
192,000	1.375%, 4/1/2018	192,883
	Mylan, Inc.
160,000	7.875%, 7/15/2020[e]	187,021
	PepsiCo, Inc.
150,000	0.497%, 2/26/2016[f]	150,463
	Roche Holdings, Inc.
166,000	7.000%, 3/1/2039[e]	247,421
	SABMiller Holdings, Inc.
216,000	2.450%, 1/15/2017[e]	226,238
	Safeway, Inc.
64,000	3.400%, 12/1/2016	67,355
185,000	5.000%, 8/15/2019	207,410
72,000	4.750%, 12/1/2021[h]	78,813
	Teva Pharmaceutical Finance Company BV
192,000	2.400%, 11/10/2016	201,764
	Tyson Foods, Inc.
210,000	4.500%, 6/15/2022	231,869
	Zoetis, Inc.
38,000	1.150%, 2/1/2016[e]	38,197
114,000	1.875%, 2/1/2018[e]	115,280

	Total	5,695,020

Energy (0.2%)
	BP Capital Markets plc
243,000	1.375%, 11/6/2017	245,417
160,000	4.500%, 10/1/2020	185,451
	EQT Corporation
160,000	8.125%, 6/1/2019	199,913
	Lukoil International Finance BV
225,000	3.416%, 4/24/2018[e]	229,050
	Marathon Oil Corporation
243,000	0.900%, 11/1/2015	243,533
	Marathon Petroleum Corporation
166,000	3.500%, 3/1/2016	177,502
	Murphy Oil Corporation
120,000	2.500%, 12/1/2017	122,094
	Pioneer Natural Resources Company
83,000	5.875%, 7/15/2016	93,862
	Sinopec Capital 2013, Ltd.
200,000	1.250%, 4/24/2016[e]	199,936
	Suncor Energy, Inc.
145,000	6.100%, 6/1/2018	175,846
	Transocean, Inc.
83,000	5.050%, 12/15/2016	92,563
166,000	6.000%, 3/15/2018	191,901
64,000	6.375%, 12/15/2021	76,661
	Valero Energy Corporation
96,000	9.375%, 3/15/2019	131,941
72,000	7.500%, 4/15/2032	95,451
	Weatherford International, Ltd.
249,000	6.750%, 9/15/2040	290,702

	Total	2,751,823

Financials (1.5%)
	American Express Centurion Bank
185,000	0.875%, 11/13/2015	185,666
	American Express Credit Corporation
105,000	2.375%, 3/24/2017	110,258
	American International Group, Inc.
249,000	2.375%, 8/24/2015	255,117
245,000	3.800%, 3/22/2017	265,825
	American Tower Trust I
64,000	1.551%, 3/15/2018[e]	64,702
	ANZ National International, Ltd. of London
250,000	3.125%, 8/10/2015[e]	262,402
	ANZ New Zealand International, Ltd.
150,000	1.125%, 3/24/2016[e]	150,541
	Associated Banc Corporation
83,000	1.875%, 3/12/2014	83,353
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
80,000	4.125%, 11/9/2022[e]	80,600
	Bank Nederlandse Gemeenten NV
150,000	1.375%, 3/19/2018[e]	151,935
	Bank of America Corporation
352,000	7.750%, 8/15/2015	396,847
165,000	5.750%, 8/15/2016	184,016
250,000	5.750%, 12/1/2017	290,597
100,000	2.000%, 1/11/2018	100,320
342,000	1.354%, 3/22/2018[f]	341,196
165,000	5.650%, 5/1/2018	191,548
128,000	5.700%, 1/24/2022	152,563

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (11.8%)	Value
Financials (1.5%) - continued
	Bank of Montreal
$150,000	0.879%, 4/9/2018[f]	$150,436
	Bank of Nova Scotia
150,000	0.680%, 3/15/2016[f]	150,384
128,000	0.950%, 3/15/2016	128,841
	BBVA Banco Continental SA
216,000	2.250%, 7/29/2016[e]	212,760
	BBVA US Senior SAU
120,000	4.664%, 10/9/2015	124,704
	Berkshire Hathaway Finance Corporation
190,000	1.600%, 5/15/2017	194,359
	BNP Paribas SA
243,000	2.375%, 9/14/2017	249,218
	Capital One Financial Corporation
162,000	2.150%, 3/23/2015	165,443
100,000	0.734%, 3/22/2016[f]	99,858
64,000	6.150%, 9/1/2016	73,381
	Cigna Corporation
128,000	4.000%, 2/15/2022	141,171
	Citigroup, Inc.
433,000	5.000%, 9/15/2014	453,955
249,000	4.750%, 5/19/2015	267,475
249,000	6.000%, 8/15/2017	293,066
145,000	8.500%, 5/22/2019	195,056
128,000	4.050%, 7/30/2022	133,051
	CNA Financial Corporation
201,000	7.350%, 11/15/2019	256,248
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
150,000	0.760%, 3/18/2016[f]	150,300
	Credit Agricole SA
160,000	1.625%, 4/15/2016[e]	160,120
	Credit Suisse AG
192,000	5.400%, 1/14/2020	219,902
	DDR Corporation
160,000	9.625%, 3/15/2016	195,033
	Discover Financial Services
192,000	6.450%, 6/12/2017	225,964
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[e]	201,420
	Eksportfinans ASA
104,000	3.000%, 11/17/2014	103,920
154,000	5.500%, 5/25/2016	160,622
	Fifth Third Bancorp
188,000	5.450%, 1/15/2017	211,889
	General Electric Capital Corporation
160,000	1.000%, 12/11/2015	161,191
159,000	0.480%, 1/8/2016[f]	157,950
90,000	1.162%, 5/9/2016[f]	90,992
64,000	0.994%, 4/2/2018[f]	64,154
128,000	1.625%, 4/2/2018	128,949
192,000	6.000%, 8/7/2019	235,230
150,000	1.281%, 3/15/2023[f]	150,001
128,000	6.750%, 3/15/2032	167,412
	Genworth Financial, Inc.
160,000	6.515%, 5/22/2018[h]	185,955
	Goldman Sachs Group, Inc.
250,000	3.700%, 8/1/2015	264,363
249,000	0.734%, 3/22/2016[f]	246,882
128,000	2.375%, 1/22/2018	130,451
150,000	1.476%, 4/30/2018[f]	149,855
128,000	7.500%, 2/15/2019	161,406
192,000	5.250%, 7/27/2021	222,617
	Hartford Financial Services Group, Inc.
245,000	4.000%, 10/15/2017	269,847
128,000	5.125%, 4/15/2022	151,692
	HCP, Inc.
200,000	2.625%, 2/1/2020	203,113
	Health Care REIT, Inc.
128,000	4.700%, 9/15/2017	144,507
80,000	2.250%, 3/15/2018	81,599
	HSBC Holdings plc
139,000	6.500%, 5/2/2036	175,040
	HSBC USA, Inc.
160,000	1.625%, 1/16/2018	161,063
	ING Bank NV
110,000	2.000%, 9/25/2015[e]	111,859
162,000	3.750%, 3/7/2017[e]	174,218
	ING Capital Funding Trust III
130,000	3.884%, 12/29/2049[f,i]	126,100
	ING US, Inc.
128,000	2.900%, 2/15/2018[e]	131,001
	Intesa Sanpaolo SPA
200,000	3.875%, 1/16/2018	200,136
	J.P. Morgan Chase & Company
100,000	0.726%, 4/23/2015[f]	100,060
128,000	1.125%, 2/26/2016	128,556
162,000	3.450%, 3/1/2016	172,859
249,000	2.000%, 8/15/2017	255,523
216,000	1.176%, 1/25/2018[f]	217,506
115,000	1.800%, 1/25/2018	116,473
192,000	6.300%, 4/23/2019	236,336
72,000	3.200%, 1/25/2023	73,787
64,000	3.375%, 5/1/2023[c]	63,838
	J.P. Morgan Chase Bank NA
228,000	0.610%, 6/13/2016[f]	224,037
	KeyBank NA
240,000	7.413%, 5/6/2015[h]	268,107
	Liberty Mutual Group, Inc.
83,000	4.950%, 5/1/2022[e]	92,387
161,000	6.500%, 5/1/2042[e]	189,399
	Liberty Property, LP
173,000	5.500%, 12/15/2016	195,585
64,000	3.375%, 6/15/2023	64,644
	Lloyds TSB Bank plc
160,000	6.500%, 9/14/2020[e]	182,820
	Merrill Lynch & Company, Inc.
128,000	6.400%, 8/28/2017	150,621
	Morgan Stanley
166,000	4.750%, 4/1/2014[h]	171,249
64,000	1.538%, 2/25/2016[f]	64,353
64,000	1.750%, 2/25/2016	64,459
192,000	4.750%, 3/22/2017	212,721
135,000	6.250%, 8/28/2017	157,601
100,000	1.556%, 4/25/2018[f]	99,954
228,000	5.500%, 1/26/2020	265,286
192,000	4.875%, 11/1/2022	206,972
	Murray Street Investment Trust I
292,000	4.647%, 3/9/2017	319,848
	Nederlandse Waterschapsbank NV
200,000	0.750%, 3/29/2016[e]	200,298

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (11.8%)	Value
Financials (1.5%) - continued
	Nomura Holdings, Inc.
$150,000	1.730%, 9/13/2016[f]	$150,687
256,000	2.000%, 9/13/2016	257,343
	Nordea Eiendomskreditt AS
150,000	2.125%, 9/22/2016[e]	156,282
	Prologis, LP
72,000	6.625%, 5/15/2018	87,457
216,000	7.375%, 10/30/2019	272,413
	Prudential Covered Trust
135,000	2.997%, 9/30/2015[e]	140,879
	Prudential Financial, Inc.
120,000	5.625%, 6/15/2043	126,000
	Realty Income Corporation
81,000	2.000%, 1/31/2018	81,798
	Regions Bank
224,000	7.500%, 5/15/2018	277,876
	Reinsurance Group of America, Inc.
150,000	5.625%, 3/15/2017	169,964
81,000	5.000%, 6/1/2021	91,766
	Royal Bank of Canada
150,000	0.650%, 3/8/2016[f]	150,297
	Royal Bank of Scotland Group plc
166,000	5.050%, 1/8/2015	172,915
128,000	2.550%, 9/18/2015	131,848
64,000	6.125%, 12/15/2022	68,857
	Santander US Debt SAU
210,000	3.724%, 1/20/2015[e]	213,180
	Simon Property Group, Inc.
160,000	1.500%, 2/1/2018[e]	160,568
	Simon Property Group, LP
128,000	10.350%, 4/1/2019	186,161
	SLM Corporation
108,000	3.875%, 9/10/2015	112,096
80,000	6.250%, 1/25/2016	87,000
	Societe Generale SA
170,000	5.200%, 4/15/2021[e]	193,674
	SpareBank 1 Boligkreditt AS
200,000	1.250%, 5/2/2018[c,e]	199,441
	Svensk Exportkredit AB
200,000	1.125%, 4/5/2018	200,440
	Svenska Handelsbanken AB
150,000	0.732%, 3/21/2016[f]	150,001
160,000	3.125%, 7/12/2016	170,715
	Swedbank Hypotek AB
200,000	1.375%, 3/28/2018[e]	201,240
	Swiss RE Capital I, LP
170,000	6.854%, 5/29/2049[e,i]	181,900
	U.S. Bancorp
95,000	1.650%, 5/15/2017	97,282
	UBS AG London
200,000	0.750%, 3/24/2016[e]	200,007
	UBS AG/Stamford, Connecticut
162,000	5.875%, 12/20/2017	192,804
	Ventas Realty, LP
128,000	2.700%, 4/1/2020	130,074
	Wachovia Corporation
256,000	5.625%, 10/15/2016	293,627
150,000	0.550%, 6/15/2017[f]	148,604
	Wells Fargo & Company
160,000	2.100%, 5/8/2017	165,895
128,000	1.500%, 1/16/2018	128,475
128,000	3.450%, 2/13/2023	130,610

	Total	23,009,100

Foreign Government (0.1%)
	Asian Development Bank
200,000	0.500%, 6/20/2016	200,620
	Denmark Government International Bond
200,000	0.375%, 4/25/2016[e]	199,987
	Export-Import Bank of Korea
160,000	1.250%, 11/20/2015	159,159
	International Finance Corporation
125,000	0.500%, 5/16/2016	125,158
	Kommunalbanken AS
200,000	0.360%, 3/18/2016[e,f]	199,887
	Kommuninvest i Sverige AB
200,000	0.500%, 6/15/2016[e]	199,912
	Sweden Government International Bond
200,000	0.375%, 3/29/2016[e]	199,960

	Total	1,284,683

Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
8,225,000	2.500%, 5/1/2028[c]	8,586,128
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,275,000	3.000%, 5/1/2043[c]	8,620,223
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
8,200,000	2.500%, 5/1/2028[c]	8,574,125
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
8,250,000	3.000%, 5/1/2043[c,j]	8,628,984
16,100,000	3.500%, 5/1/2043[c]	17,154,048
15,325,000	4.000%, 5/1/2043[c]	16,402,539

	Total	67,966,047

Technology (0.1%)
	Apple, Inc.
250,000	0.523%, 5/3/2018[f]	250,000
128,000	1.000%, 5/3/2018	127,528
128,000	2.400%, 5/3/2023	127,830
	Computer Sciences Corporation
124,000	2.500%, 9/15/2015	127,336
	Hewlett-Packard Company
166,000	2.125%, 9/13/2015	169,286
187,000	2.600%, 9/15/2017	190,268
128,000	3.750%, 12/1/2020	127,704
	Intel Corporation
160,000	4.000%, 12/15/2032	162,350
	Microsoft Corporation
81,000	0.875%, 11/15/2017	80,989
	Motorola Solutions, Inc.
96,000	3.500%, 3/1/2023	97,799
	Oracle Corporation
162,000	1.200%, 10/15/2017	162,997

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (11.8%)	Value
Technology (0.1%) - continued
$81,000	2.500%, 10/15/2022	$80,965
	Samsung Electronics America, Inc.
128,000	1.750%, 4/10/2017[e]	130,114
	Xerox Corporation
166,000	7.200%, 4/1/2016	189,741

	Total	2,024,907

Transportation (0.1%)
	Canadian Pacific Railway Company
90,000	7.125%, 10/15/2031	121,707
104,000	5.750%, 3/15/2033	123,847
	Continental Airlines, Inc.
95,000	4.150%, 4/11/2024	100,581
	CSX Corporation
174,000	6.250%, 4/1/2015	192,015
	Delta Air Lines, Inc.
250,000	6.750%, 5/23/2017	261,250
43,000	4.750%, 5/7/2020	46,978
	ERAC USA Finance, LLC
162,000	1.400%, 4/15/2016[e]	163,134
	Kansas City Southern de Mexico SA de CV
87,000	8.000%, 2/1/2018	94,934
128,000	2.350%, 5/15/2020[c,e]	128,565
64,000	6.625%, 12/15/2020	75,520
124,000	6.125%, 6/15/2021	145,948

	Total	1,454,479

U.S. Government and Agencies (1.4%)
	Federal Home Loan Mortgage Corporation
1,335,645	3.000%, 2/15/2033[k]	195,526
	Federal National Mortgage Association
250,000	0.595%, 8/25/2015[l]	250,000
2,944,706	3.500%, 1/25/2033[k]	454,974
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	763,297
1,175,000	4.375%, 5/15/2040	1,532,641
2,130,000	3.000%, 5/15/2042	2,180,920
	U.S. Treasury Notes
7,050,000	0.375%, 2/15/2016	7,065,425
750,000	0.750%, 2/28/2018	753,925
1,685,000	1.625%, 8/15/2022	1,689,871
	U.S. Treasury Notes, TIPS
5,924,066	0.125%, 4/15/2018	6,385,966

	Total	21,272,545

Utilities (0.3%)
	American Electric Power Company, Inc.
160,000	1.650%, 12/15/2017	161,580
	DCP Midstream Operating, LP
80,000	2.500%, 12/1/2017	81,995
	Enel Finance International NV
144,000	3.875%, 10/7/2014[e]	148,487
	Energy Transfer Partners, LP
64,000	9.700%, 3/15/2019	87,327
249,000	4.650%, 6/1/2021	275,918
	Enterprise Products Operating, LLC
249,000	1.250%, 8/13/2015	251,010
	Exelon Corporation
183,000	4.900%, 6/15/2015	197,664
	Exelon Generation Company, LLC
192,000	5.200%, 10/1/2019	220,347
	Georgia Power Company
150,000	0.600%, 3/15/2016[f]	150,086
	Iberdrola Finance Ireland, Ltd.
210,000	3.800%, 9/11/2014[e]	216,714
	ITC Holdings Corporation
214,000	5.875%, 9/30/2016[e]	241,503
	Kinder Morgan Energy Partners, LP
166,000	5.300%, 9/15/2020	197,398
166,000	5.000%, 8/15/2042	177,853
	MidAmerican Energy Holdings Company
166,000	6.500%, 9/15/2037	223,815
	NextEra Energy Capital Holdings, Inc.
249,000	1.200%, 6/1/2015	250,991
	NiSource Finance Corporation
192,000	6.400%, 3/15/2018	232,195
	ONEOK Partners, LP
106,000	8.625%, 3/1/2019	141,150
	Pacific Gas & Electric Company
245,000	5.625%, 11/30/2017	293,506
	PPL Capital Funding, Inc.
160,000	3.500%, 12/1/2022	163,995
	Sempra Energy
245,000	6.150%, 6/15/2018	300,119
	Williams Partners, LP
83,000	7.250%, 2/1/2017	99,713
83,000	5.250%, 3/15/2020	96,323

	Total	4,209,689

	Total Long-Term Fixed Income (cost $171,874,453)	177,393,590

Shares	Collateral Held for Securities Loaned (0.1%)	Value
715,942	Thrivent Cash Management Trust	715,942

	Total Collateral Held for Securities Loaned (cost $715,942)	715,942

Shares or Principal Amount	Short-Term Investments (11.0%)	Value
	Federal Home Loan Bank Discount Notes
5,275,000	0.122%, 6/7/2013[m,n]	5,274,339
750,000	0.055%, 6/12/2013[m,o]	749,952
	Federal National Mortgage Association Discount Notes
2,500,000	0.090%, 6/7/2013[m,n]	2,499,768
	Thrivent Cash Management Trust
157,014,758	0.090%	157,014,758

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (11.0%)	Value
	U.S. Treasury Bills
1,400,000	0.085%, 6/13/2013[m,n]	$1,399,858

	Total Short-Term Investments (at amortized cost)	166,938,675

	Total Investments (cost $1,433,635,784) 105.3%	$1,592,543,514

	Other Assets and Liabilities, Net (5.3%)	(80,143,328)

	Total Net Assets 100.0%	$1,512,400,186

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2013, the value of these investments was $11,429,565 or 0.8% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2013.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Fund owned as of April 30, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	2/28/2013	$87,679

h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	All or a portion of the security was earmarked to cover written options.
k

Denotes interest only security.Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	Security is fair valued.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At April 30, 2013, $9,173,965 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
o	At April 30, 2013, $599,962 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	- Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	- Treasury Inflation Protected Security.
ETF	- Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$151,216,066
Gross unrealized depreciation	(4,086,089)

Net unrealized appreciation (depreciation)	$147,129,977

Cost for federal income tax purposes	$1,445,413,537

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	4,934,768	–	4,934,768	–
Capital Goods	2,618,936	–	2,618,936	–
Communications Services	25,465,690	–	25,465,690	–
Consumer Cyclical	7,482,006	–	7,482,006	–
Consumer Non-Cyclical	8,463,031	–	8,463,031	–
Energy	3,442,703	–	3,442,703	–
Financials	2,135,549	–	2,135,549	–
Technology	3,869,046	–	3,869,046	–
Transportation	1,701,569	–	1,701,569	–
Utilities	1,680,269	–	1,680,269	–

Mutual Funds
Equity Mutual Funds	590,329,326	590,329,326	–	–
Fixed Income Mutual Funds	383,341,444	383,341,444	–	–

Common Stock
Consumer Discretionary	31,431,318	31,431,318	–	–
Consumer Staples	17,189,358	16,283,689	905,669	–
Energy	19,127,313	18,591,760	535,553	–
Financials	41,060,202	41,060,202	–	–
Health Care	27,544,961	27,544,961	–	–
Industrials	22,347,516	22,347,516	–	–
Information Technology	37,041,875	37,041,875	–	–
Materials	6,363,585	6,363,585	–	–
Telecommunications Services	2,271,980	2,271,980	–	–
Utilities	7,652,862	7,652,862	–	–

Long-Term Fixed Income
Asset-Backed Securities	5,335,089	–	4,997,359	337,730
Basic Materials	1,290,010	–	1,290,010	–
Capital Goods	1,182,111	–	1,182,111	–
Collateralized Mortgage Obligations	15,081,892	–	15,081,892	–
Commercial Mortgage-Backed
Securities	18,871,521	–	18,871,521	–
Communications Services	3,412,114	–	3,412,114	–
Consumer Cyclical	2,552,560	–	2,552,560	–
Consumer Non-Cyclical	5,695,020	–	5,695,020	–
Energy	2,751,823	–	2,751,823	–
Financials	23,009,100	–	23,009,100	–
Foreign Government	1,284,683	–	1,284,683	–
Mortgage-Backed Securities	67,966,047	–	67,966,047	–
Technology	2,024,907	–	2,024,907	–
Transportation	1,454,479	–	1,454,479	–
U.S. Government and Agencies	21,272,545	–	21,022,545	250,000
Utilities	4,209,689	–	4,209,689	–
Collateral Held for Securities Loaned	715,942	715,942	–	–
Short-Term Investments	166,938,675	157,014,758	9,923,917	–

Total	$1,592,543,514	$1,341,991,218	$249,964,566	$587,730

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,410,263	3,012,207	398,056	–

Total Asset Derivatives	$3,410,263	$3,012,207	$398,056	$–

Liability Derivatives
Futures Contracts	3,299,435	3,299,435	–	–
Call Options Written	16,953	–	–	16,953
Credit Default Swaps	421,151	–	421,151	–

Total Liability Derivatives	$3,737,539	$3,299,435	$421,151	$16,953

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(100)	June 2013	($22,040,320)	($22,062,500)	($22,180)
5-Yr. U.S. Treasury Bond Futures	(250)	June 2013	(30,981,660)	(31,160,158)	(178,498)
30-Yr. U.S. Treasury Bond Futures	310	June 2013	44,834,696	45,996,250	1,161,554
Eurex EURO STOXX 50 Futures	1,759	June 2013	61,451,140	61,849,196	398,056
Mini MSCI EAFE Index Futures	22	June 2013	1,831,908	1,914,880	82,972
Russell 2000 Index Mini-Futures	(188)	June 2013	(17,163,639)	(17,767,880)	(604,241)
S&P 400 Index Mini-Futures	(425)	June 2013	(46,707,734)	(49,202,250)	(2,494,516)
S&P 500 Index Futures	169	June 2013	65,502,769	67,270,450	1,767,681
Total Futures Contracts					$110,828

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option	8	$104.22	May 2013	($37,539)	($16,953)
Total Call Options Written				($37,539)	($16,953)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2018	$13,000,000	$375,077	($796,228)	($421,151)
Total Credit Default Swaps					($796,228)	($421,151)

1

As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for Moderate Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,161,554
Total Interest Rate Contracts		1,161,554

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,248,709
Total Equity Contracts		2,248,709

Total Asset Derivatives		$3,410,263

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	200,678
Total Interest Rate Contracts		200,678

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	3,098,757
Options Written	Net Assets - Net unrealized appreciation/(depreciation) on Written option contracts	16,953
Total Equity Contracts		3,115,710

Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	421,151
Total Credit Contracts		421,151

Total Liability Derivatives		$3,737,539

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Moderate Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,192,702)

Total Interest Rate Contracts		(1,192,702)

Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	12,715
Futures	Net realized gains/(losses) on Futures contracts	2,595,197

Total Equity Contracts		2,607,912

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(81,056)

Total Foreign Exchange Contracts		(81,056)

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(1,151,602)

Total Credit Contracts		(1,151,602)

Total		$182,552

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for Moderate Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	955,522
Total Interest Rate Contracts		955,522

Equity Contracts
Options Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	(16,953)
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(460,463)
Total Equity Contracts		(477,416)

Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	39
Total Foreign Exchange Contracts		39

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(421,151)
Total Credit Contracts		(421,151)

Total		$56,994

The following table presents Moderate Allocation Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$181,574,119	12.7%	N/A	N/A	N/A	N/A	2
Interest Rate Contracts	111,999,350	7.8	N/A	N/A	N/A	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$139	<0.1%	N/A	N/A	N/A
Credit Contracts	N/A	N/A	N/A	N/A	$14,277,276	1.0%	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Natural Resources	$24,652,493	$226,310	$–	2,764,537	$26,235,456	$226,310
Partner Small Cap Growth	28,058,568	811,191	–	2,226,006	31,765,109	–
Partner Small Cap Value	26,582,148	1,065,891	–	1,646,536	31,119,535	614,596
Small Cap Stock	14,200,780	–	–	882,584	16,195,420	–
Mid Cap Growth	15,337,507	1,010,555	–	793,087	17,019,640	–
Partner Mid Cap Value	28,335,335	925,873	3,000,000	2,065,352	30,463,946	319,947
Mid Cap Stock	43,518,716	193,283	–	2,628,283	51,172,675	193,283
Partner Worldwide Allocation	135,117,892	3,264,811	–	15,734,128	153,250,406	3,264,811
Large Cap Growth	66,351,241	436,953	–	11,301,004	73,343,517	436,953
Large Cap Value	99,845,770	2,097,099	7,000,000	6,465,916	109,080,011	2,097,099
Large Cap Stock	34,198,749	2,386,257	–	1,541,681	38,172,027	544,550
Equity Income Plus	11,094,557	145,871	–	1,169,307	12,511,584	145,871
High Yield	46,137,766	1,468,816	866,000	9,326,266	48,310,059	1,468,816
Income	191,596,078	3,297,633	12,424,799	19,473,672	183,831,461	3,297,627
Government Bond	24,948,651	1,059,565	346,400	2,387,930	24,810,594	128,696
Limited Maturity Bond	132,332,229	853,692	7,197,999	9,983,359	126,389,330	853,864
Cash Management Trust- Collateral Investment	1,032,781	4,489,215	4,806,054	715,942	715,942	1,741
Cash Management Trust- Short Term Investment	122,091,058	152,146,660	117,222,960	157,014,758	157,014,758	72,384
Total Value and Income Earned	1,045,432,319				1,131,401,470	13,666,548

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Basic Materials (0.3%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$1,363,150	5.250%, 10/18/2017	$1,387,005
	Ineos US Finance, LLC, Term Loan
607,336	6.500%, 5/4/2018	613,950
	Tronox Pigments BV, Term Loan
155,000	4.500%, 2/8/2018	157,179
	US Coatings Acquisition, Inc., Term Loan
370,000	4.750%, 1/18/2020	374,588

	Total	2,532,722

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
483,787	4.250%, 10/5/2019	489,588
	Berry Plastics Group, Inc., Term Loan
790,000	3.500%, 2/4/2020	788,681
	Silver II Borrower, Term Loan
209,475	4.000%, 12/5/2019	210,889

	Total	1,489,158

Communications Services (1.6%)
	Atlantic Broadband Penn, LLC, Term Loan
273,625	4.500%, 9/10/2019	278,186
	Cequel Communications, LLC, Term Loan
260,000	0.000%, 2/14/2019[b,c]	261,755
	Charter Communications Operating, LLC, Term Loan
202,950	4.000%, 5/15/2019	203,500
105,000	0.000%, 4/10/2020[b,c]	104,715
	Clear Channel Communications, Inc., Term Loan
660,000	3.848%, 1/29/2016	604,817
	Cricket Communications, Inc., Term Loan
69,825	4.750%, 10/10/2019	70,174
445,000	3.500%, 3/1/2020[b,c]	446,829
	Cumulus Media Holdings, Inc., Term Loan
414,421	4.500%, 9/17/2018	421,545
	Fairpoint Communications, Term Loan
525,000	7.500%, 2/14/2019	516,763
	Integra Telecom Holdings, Inc., Term Loan
105,000	5.107%, 2/18/2020[b,c]	107,647
155,000	6.000%, 2/18/2020	158,100
	Intelsat Jackson Holdings SA, Term Loan
348,700	4.500%, 4/2/2018	353,059
	Level 3 Financing, Inc., Term Loan
675,000	4.750%, 8/1/2019	681,919
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
342,413	6.000%, 6/9/2017	344,125
	LTS Buyer, LLC, Term Loan
230,000	0.978%, 4/1/2020[b,c]	232,300
26,000	8.000%, 3/28/2021	26,487
	MCC Georgia, LLC, Term Loan
273,625	4.000%, 1/20/2020	276,019
	McGraw-Hill Global Education Holdings, LLC, Term Loan
415,000	9.000%, 3/18/2019	415,000
	NEP Broadcasting, LLC, Term Loan
783,175	4.416%, 1/18/2020[b,c]	796,881
31,429	9.500%, 8/18/2020	32,660
	NTELOS, Inc., Term Loan
164,175	5.750%, 11/9/2019	160,891
	SBA Senior Finance II, LLC, Term Loan
76,980	3.750%, 9/28/2019	77,388
	Syniverse Holdings, Inc., Term Loan
420,000	1.500%, 4/20/2019[b,c]	421,315
	TNS, Inc., Term Loan
318,981	5.000%, 2/14/2020	321,773
	Univision Communications, Inc., Term Loan
445,000	4.750%, 3/31/2017	448,894
105,000	4.750%, 2/22/2020	105,997
223,847	4.750%, 2/28/2020	225,806
	Van Wagner Communications, Inc., Term Loan
388,050	8.250%, 8/3/2018	394,193
	Virgin Media Investment Holdings, Ltd., Term Loan
640,000	0.000%, 2/15/2020[b,c]	640,288
	Visant Corporation, Term Loan
436,972	5.250%, 12/22/2016	424,593
	WideOpenWest Finance, LLC, Term Loan
690,000	5.248%, 3/19/2019[b,c]	698,839
	Yankee Cable Acquisition, LLC, Term Loan
415,000	5.250%, 2/13/2020	421,569
	Zayo Group, LLC, Term Loan
518,693	4.500%, 7/2/2019	524,150

	Total	11,198,177

Consumer Cyclical (0.6%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
328,857	5.500%, 2/23/2017	332,863
	Cenveo Corporation, Term Loan
230,000	6.250%, 4/5/2020	232,300
	Ceridian Corporation, Term Loan
414,092	5.949%, 5/9/2017	421,115
	Chrysler Group, LLC, Term Loan
252,431	6.000%, 5/24/2017	255,649
	MGM Resorts International, Term Loan
334,162	4.250%, 12/13/2019	338,827
	MRC Global, Inc., Term Loan
343,275	6.250%, 10/24/2019	349,426
	ROC Finance, LLC, Term Loan
570,000	0.000%, 3/27/2019[b,c]	574,982

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Consumer Cyclical (0.6%) - continued
	Rock Ohio Caesars, LLC, 18 Month Delayed Draw, Term Loan
$64,167	6.000%, 8/19/2017[b,c]	$65,931
	Rock Ohio Caesars, LLC, Term Loan
487,333	8.500%, 8/19/2017	500,735
	Seminole Indian Tribe of Florida, Term Loan
195,000	0.000%, 4/11/2020[b,c]	196,135
	Seven Seas Cruises S de RL, LLC, Term Loan
613,000	4.750%, 12/21/2018	619,896
	Toys R Us, Inc., Term Loan
447,813	5.250%, 5/25/2018	434,378

	Total	4,322,237

Consumer Non-Cyclical (0.7%)
	Albertsons, LLC, Term Loan
470,000	5.750%, 2/26/2016	475,034
	Bausch & Lomb, Inc., Term Loan
342,412	5.250%, 5/17/2019	346,104
	Biomet, Inc., Term Loan
497,500	3.971%, 7/25/2017	503,719
	CHS/Community Health Systems, Inc., Term Loan
345,000	3.787%, 1/25/2017	348,150
	Del Monte Corporation, Term Loan
64,838	4.000%, 3/8/2018	65,303
	DJO Finance, LLC, Term Loan
447,413	4.750%, 9/15/2017[b,c]	454,589
	Grifols, Inc., Term Loan
341,630	4.250%, 6/1/2017	345,425
	HJ Heinz Company, Term Loan
180,000	0.000%, 3/27/2020[b,c]	181,575
	Hologic, Inc., Term Loan
406,925	4.500%, 8/1/2019	412,235
	JBS USA, LLC, Term Loan
389,025	3.750%, 5/25/2018	389,025
	Reynolds Group Holdings, Inc., Term Loan
69,650	4.750%, 9/28/2018	70,728
	Rite Aid Corporation, Term Loan
80,000	4.000%, 2/7/2020	80,950
160,000	5.750%, 7/7/2020	165,867
	Roundy’s Supermarkets, Inc., Term Loan
460,861	5.750%, 2/13/2019	451,358
	SuperValu, Inc., Term Loan
480,000	6.250%, 1/10/2019[b,c]	487,142
	Warner Chilcott Company, LLC, Term Loan
16,731	4.250%, 3/15/2018	16,968
	Warner Chilcott Corporation, Term Loan
47,216	4.250%, 3/15/2018	47,885
20,553	4.250%, 3/15/2018	20,845
	WC Luxco Sarl, Term Loan
37,207	4.250%, 3/15/2018	37,734

	Total	4,900,636

Energy (0.3%)
	Arch Coal, Inc., Term Loan
456,824	5.750%, 5/16/2018	462,727
	Chesapeake Energy Corporation, Term Loan
1,015,000	5.750%, 12/2/2017	1,051,225
	Offshore Group Investment, Ltd., Term Loan
430,000	2.273%, 3/22/2019[b,c]	435,646
	Plains Exploration & Production Company, Term Loan
135,000	4.000%, 10/15/2019	135,085

	Total	2,084,683

Financials (0.2%)
	GEO Group, Inc., Term Loan
104,000	0.000%, 4/1/2020[b,c]	104,476
	MoneyGram International, Inc., Term Loan
415,000	4.250%, 3/27/2020	418,262
	WaveDivision Holdings, LLC, Term Loan
638,400	4.000%, 8/31/2019	644,784

	Total	1,167,522

Technology (0.3%)
	First Data Corporation Extended, Term Loan
530,000	4.199%, 3/26/2018	527,954
	First Data Corporation, Term Loan
275,000	5.204%, 9/24/2018	273,718
	Freescale Semiconductor Inc., Term Loan
380,000	5.000%, 2/13/2020	385,225
	Infor US, Inc., Term Loan
273,115	5.250%, 4/5/2018	277,357
	SunGard Data Systems, Inc., Term Loan
543,638	1.810%, 12/4/2019	550,096

	Total	2,014,350

Transportation (0.1%)
	American Petroleum Tankers Parent, LLC, Term Loan
130,000	4.750%, 9/28/2019	130,975
	Delta Air Lines, Inc., Term Loan
416,595	4.250%, 4/20/2017	422,028
	United Air Lines, Inc., Term Loan
260,000	4.000%, 3/22/2019[b,c]	262,519

	Total	815,522

Utilities (0.1%)
	Calpine Corporation, Term Loan
79,796	4.000%, 4/1/2018	80,788
552,225	4.000%, 10/9/2019	559,078
	NGPL PipeCo, LLC, Term Loan
501,429	6.750%, 9/15/2017	507,967

	Total	1,147,833

	Total Bank Loans (cost $31,264,719)	31,672,840

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Mutual Funds (52.3%)	Value
Equity Mutual Funds (21.4%)
1,208,229	Thrivent Natural Resources Fund	$11,466,094
651,587	Thrivent Partner Small Cap Value Fund	12,314,992
167,827	Thrivent Small Cap Stock Fund[d]	3,079,628
1,127,070	Thrivent Partner Mid Cap Value Fund	16,624,277
428,044	Thrivent Mid Cap Stock Fund	8,334,022
4,497,042	Thrivent Partner Worldwide Allocation Fund	43,801,187
2,262,092	Thrivent Large Cap Growth Fund	14,680,975
2,184,223	Thrivent Large Cap Value Fund	36,847,846
32,064	Thrivent Large Cap Stock Fund	793,915
482,763	Thrivent Equity Income Plus Fund	5,165,564

	Total	153,108,500

Fixed Income Mutual Funds (30.9%)
5,000,940	Thrivent High Yield Fund	25,904,870
8,205,469	Thrivent Income Fund	77,459,627
1,169,268	Thrivent Government Bond Fund	12,148,692
8,342,111	Thrivent Limited Maturity Bond Fund	105,611,122

	Total	221,124,311

	Total Mutual Funds (cost $331,268,751)	374,232,811

Principal Amount	Long-Term Fixed Income (25.0%)	Value
Asset-Backed Securities (1.2%)
	Access Group, Inc.
450,000	0.704%, 2/25/2036[e,f]	448,451
	Countrywide Asset-Backed Certificates
700,000	5.530%, 4/25/2047	662,720
	Edlinc Student Loan Funding Trust
347,704	3.262%, 10/1/2025[f,g]	350,964
	FNA Trust
450,000	1.980%, 1/10/2018[e]	449,981
	GE Dealer Floorplan Master Note Trust
540,000	0.599%, 4/20/2018[f]	540,000
	GE Equipment Transportation, LLC
450,000	0.690%, 11/25/2016	450,488
	Golden Credit Card Trust
360,000	0.449%, 2/15/2018[e,f]	360,000
	Master Credit Card Trust
366,300	0.780%, 4/21/2017[e]	367,470
	Morgan Stanley Capital, Inc.
766,542	0.350%, 2/25/2037[f]	435,049
	Nissan Master Owner Trust Receivables
600,000	0.499%, 2/15/2018[f]	600,000
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036	1,735,812
	Santander Drive Auto Receivables Trust
450,000	0.700%, 9/15/2017	450,375
	SLM Student Loan Trust
300,000	0.803%, 8/15/2022[e,f]	299,999
300,000	1.253%, 5/17/2027[e,f]	299,999
	Volvo Financial Equipment, LLC
450,000	0.740%, 3/15/2017[e]	450,551
	World Omni Master Owner Trust
360,000	0.549%, 2/15/2018[e,f]	360,000

	Total	8,261,859

Basic Materials (0.2%)
	ArcelorMittal
119,000	5.375%, 6/1/2013	119,298
	Freeport-McMoRan Copper & Gold, Inc.
284,000	2.375%, 3/15/2018[e]	286,041
	International Paper Company
127,000	5.300%, 4/1/2015	137,359
	LyondellBasell Industries NV
150,000	6.000%, 11/15/2021	181,996
	Rio Tinto Finance USA plc
116,000	3.500%, 3/22/2022	121,184
	Xstrata Finance Canada, Ltd.
394,000	1.800%, 10/23/2015[e]	398,863

	Total	1,244,741

Capital Goods (0.2%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[e]	105,616
	Caterpillar Financial Services Corporation
270,000	0.527%, 2/28/2016[f]	270,380
	Eaton Corporation
61,000	1.500%, 11/2/2017[e]	61,377
92,000	4.000%, 11/2/2032[e]	94,749
	John Deere Capital Corporation
270,000	0.404%, 1/12/2015[f]	270,047
	Textron, Inc.
135,000	5.600%, 12/1/2017	152,818
	United Technologies Corporation
173,000	6.125%, 7/15/2038	233,647

	Total	1,188,634

Collateralized Mortgage Obligations (1.5%)
	Citigroup Mortgage Loan Trust, Inc.
335,904	5.500%, 11/25/2035	310,716
	CitiMortgage Alternative Loan Trust
1,102,614	5.750%, 4/25/2037	1,013,334
	Countrywide Alternative Loan Trust
763,914	5.089%, 10/25/2035	682,589
370,710	6.500%, 8/25/2036	282,200
219,695	6.000%, 1/25/2037	180,250
1,308,907	5.500%, 5/25/2037	1,099,787
990,360	7.000%, 10/25/2037	753,929
	Countrywide Home Loans, Inc.
448,357	5.750%, 4/25/2037	414,310
	Deutsche Alt-A Securities Mortgage Loan Trust
171,326	5.500%, 10/25/2021	175,176
	Deutsche Alt-A Securities, Inc.
379,284	6.000%, 10/25/2021	354,859

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (25.0%)	Value
Collateralized Mortgage Obligations (1.5%) - continued
	Greenpoint Mortgage Funding Trust
$1,015,767	0.400%, 10/25/2045[f]	$739,318
	J.P. Morgan Mortgage Trust
99,998	2.987%, 10/25/2036	84,014
1,030,019	0.580%, 1/25/2037[f]	661,363
1,139,852	6.250%, 8/25/2037	815,361
	MASTR Alternative Loans Trust
252,996	6.500%, 7/25/2034	270,644
691,518	0.650%, 12/25/2035[f]	379,108
	Merrill Lynch Alternative Note Asset Trust
256,220	6.000%, 3/25/2037	235,490
	Residential Asset Securitization Trust
880,345	0.580%, 8/25/2037[f]	298,716
	Sequoia Mortgage Trust
148,766	4.435%, 9/20/2046	21,206
1,709,065	4.435%, 9/20/2046	1,477,753
	WaMu Mortgage Pass Through Certificates
241,553	2.664%, 9/25/2036	203,268
225,204	2.755%, 10/25/2036	193,446

	Total	10,646,837

Commercial Mortgage-Backed Securities (2.0%)
	Banc of America Commercial Mortgage, Inc.
1,600,000	5.796%, 4/10/2049	1,851,883
2,450,000	5.796%, 6/10/2049	2,812,507
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	1,131,548
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,937,993
	Credit Suisse Mortgage Capital Certificates
1,850,000	5.509%, 9/15/2039	2,066,729
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
597,807	0.727%, 12/25/2016	598,310
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,147,354
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
360,000	0.899%, 4/15/2028[c,e,f]	361,194
800,000	5.910%, 2/12/2049	902,111
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	563,562
	Wachovia Bank Commercial Mortgage Trust
1,200,000	5.603%, 10/15/2048	1,353,518

	Total	14,726,709

Communications Services (0.4%)
	American Tower Corporation
155,000	5.050%, 9/1/2020	174,941
	AT&T, Inc.
259,000	2.400%, 8/15/2016	270,185
	CBS Corporation
122,000	8.875%, 5/15/2019	163,216
	CC Holdings GS V, LLC
61,000	2.381%, 12/15/2017[e]	61,675
	Comcast Corporation
85,000	4.650%, 7/15/2042	92,881
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[e]	110,745
	DIRECTV Holdings, LLC
122,000	1.750%, 1/15/2018	122,065
	NBC Universal Enterprise, Inc.
270,000	0.965%, 4/15/2018[e,f]	271,770
100,000	1.974%, 4/15/2019[e]	101,668
	NBCUniversal Media, LLC
196,000	2.875%, 4/1/2016	207,341
	Nippon Telegraph & Telephone Corporation
120,000	1.400%, 7/18/2017	121,249
	SBA Tower Trust
110,000	5.101%, 4/17/2017[e]	122,894
100,000	2.240%, 4/16/2043[e]	99,996
	Telefonica Emisiones SAU
130,000	3.729%, 4/27/2015	134,836
150,000	3.192%, 4/27/2018	151,824
141,000	5.462%, 2/16/2021	155,409
	Verizon Communications, Inc.
270,000	0.481%, 3/6/2015[e,f]	269,655
93,000	1.100%, 11/1/2017	92,481
100,000	5.500%, 2/15/2018	117,797
	Vodafone Group plc
70,000	0.675%, 2/19/2016[f]	70,049

	Total	2,912,677

Consumer Cyclical (0.3%)
	Amazon.com, Inc.
61,000	1.200%, 11/29/2017	60,924
122,000	2.500%, 11/29/2022	119,801
	American Honda Finance Corporation
65,000	1.000%, 8/11/2015[e]	65,378
	Federated Retail Holdings, Inc.
81,000	5.900%, 12/1/2016	93,959
	Ford Motor Company
75,000	7.450%, 7/16/2031	99,793
	Ford Motor Credit Company, LLC
132,000	12.000%, 5/15/2015	158,996
135,000	2.375%, 1/16/2018	135,578
115,000	5.000%, 5/15/2018	128,241
	Hyundai Capital America
124,000	1.625%, 10/2/2015[e]	124,187
	Macy’s Retail Holdings, Inc.
60,000	3.875%, 1/15/2022	64,240
	Nissan Motor Acceptance Corporation
150,000	1.000%, 3/15/2016[e]	150,262
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	123,609

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (25.0%)	Value
Consumer Cyclical (0.3%) - continued
	Toyota Motor Credit Corporation
$180,000	0.430%, 3/10/2015[f]	$180,167
80,000	1.750%, 5/22/2017	82,222
	TRW Automotive, Inc.
70,000	7.250%, 3/15/2017[e]	80,937
	Wal-Mart Stores, Inc.
270,000	0.600%, 4/11/2016	270,566
150,000	1.125%, 4/11/2018	150,482
	Western Union Company
122,000	2.375%, 12/10/2015	124,209

	Total	2,213,551

Consumer Non-Cyclical (0.6%)
	AbbVie, Inc.
61,000	1.750%, 11/6/2017[e]	61,908
92,000	2.000%, 11/6/2018[e]	93,552
	Altria Group, Inc.
94,000	9.700%, 11/10/2018	131,777
	Anheuser-Busch InBev Worldwide, Inc.
150,000	7.750%, 1/15/2019	197,871
	Avon Products, Inc.
230,000	2.375%, 3/15/2016	234,921
	Boston Scientific Corporation
75,000	5.450%, 6/15/2014	78,773
100,000	4.500%, 1/15/2015	105,812
125,000	6.000%, 1/15/2020	147,560
	Bunge Limited Finance Corporation
65,000	3.200%, 6/15/2017	67,784
70,000	8.500%, 6/15/2019	91,238
	Celgene Corporation
141,000	1.900%, 8/15/2017	143,755
	ConAgra Foods, Inc.
45,000	1.350%, 9/10/2015	45,459
174,000	1.900%, 1/25/2018	177,179
	CVS Caremark Corporation
77,000	6.125%, 9/15/2039	97,856
	Express Scripts Holding Company
130,000	3.125%, 5/15/2016	137,600
	Gilead Sciences, Inc.
104,000	2.400%, 12/1/2014	106,834
114,000	3.050%, 12/1/2016	122,368
	Heineken NV
61,000	1.400%, 10/1/2017[e]	61,161
	Kraft Foods Group, Inc.
160,000	1.625%, 6/4/2015	162,722
	Laboratory Corporation of America Holdings
130,000	2.200%, 8/23/2017	131,884
	Lorillard Tobacco Company
130,000	2.300%, 8/21/2017	131,716
	Mallinckrodt International Finance SA
110,000	3.500%, 4/15/2018[e]	111,558
	Mattel, Inc.
94,000	1.700%, 3/15/2018	95,064
	McKesson Corporation
61,000	0.950%, 12/4/2015	61,295
	Medco Health Solutions, Inc.
141,000	7.125%, 3/15/2018	175,996
	Medtronic, Inc.
150,000	1.375%, 4/1/2018	150,690
	Mylan, Inc.
122,000	7.875%, 7/15/2020[e]	142,603
	PepsiCo, Inc.
270,000	0.497%, 2/26/2016[f]	270,834
	Roche Holdings, Inc.
130,000	7.000%, 3/1/2039[e]	193,763
	SABMiller Holdings, Inc.
150,000	2.450%, 1/15/2017[e]	157,109
	Safeway, Inc.
50,000	3.400%, 12/1/2016	52,621
142,000	5.000%, 8/15/2019	159,201
50,000	4.750%, 12/1/2021[h]	54,731
	Teva Pharmaceutical Finance Company BV
150,000	2.400%, 11/10/2016	157,628
	Tyson Foods, Inc.
160,000	4.500%, 6/15/2022	176,662
	Zoetis, Inc.
29,000	1.150%, 2/1/2016[e]	29,150
87,000	1.875%, 2/1/2018[e]	87,976

	Total	4,606,611

Energy (0.3%)
	BP Capital Markets plc
186,000	1.375%, 11/6/2017	187,850
122,000	4.500%, 10/1/2020	141,407
	EQT Corporation
118,000	8.125%, 6/1/2019	147,436
	Lukoil International Finance BV
210,000	3.416%, 4/24/2018[e]	213,780
	Marathon Oil Corporation
186,000	0.900%, 11/1/2015	186,408
	Marathon Petroleum Corporation
130,000	3.500%, 3/1/2016	139,008
	Murphy Oil Corporation
91,000	2.500%, 12/1/2017	92,588
	Pioneer Natural Resources Company
65,000	5.875%, 7/15/2016	73,507
	Sinopec Capital 2013, Ltd.
170,000	1.250%, 4/24/2016[e]	169,945
	Suncor Energy, Inc.
114,000	6.100%, 6/1/2018	138,252
	Transocean, Inc.
65,000	5.050%, 12/15/2016	72,489
130,000	6.000%, 3/15/2018	150,284
50,000	6.375%, 12/15/2021	59,891
	Valero Energy Corporation
75,000	9.375%, 3/15/2019	103,078
50,000	7.500%, 4/15/2032	66,285
	Weatherford International, Ltd.
195,000	6.750%, 9/15/2040	227,658

	Total	2,169,866

Financials (3.0%)
	American Express Centurion Bank
125,000	0.875%, 11/13/2015	125,450
	American Express Credit Corporation
80,000	2.375%, 3/24/2017	84,006

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (25.0%)	Value
Financials (3.0%) - continued
	American International Group, Inc.
$195,000	2.375%, 8/24/2015	$199,790
191,000	3.800%, 3/22/2017	207,235
	American Tower Trust I
50,000	1.551%, 3/15/2018[e]	50,548
	ANZ National International, Ltd. of London
197,000	3.125%, 8/10/2015[e,h]	206,773
	ANZ New Zealand International, Ltd.
270,000	1.125%, 3/24/2016[e]	270,974
	Associated Banc Corporation
65,000	1.875%, 3/12/2014	65,277
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
61,000	4.125%, 11/9/2022[e]	61,458
	Bank Nederlandse Gemeenten NV
270,000	1.375%, 3/19/2018[e]	273,483
	Bank of America Corporation
275,000	7.750%, 8/15/2015	310,036
130,000	5.750%, 8/15/2016	144,983
195,000	5.750%, 12/1/2017	226,666
90,000	2.000%, 1/11/2018	90,288
420,000	1.354%, 3/22/2018[f]	419,013
130,000	5.650%, 5/1/2018	150,917
100,000	5.700%, 1/24/2022	119,190
	Bank of Montreal
270,000	0.879%, 4/9/2018[f]	270,785
	Bank of Nova Scotia
270,000	0.680%, 3/15/2016[f]	270,692
100,000	0.950%, 3/15/2016	100,657
	BBVA Banco Continental SA
150,000	2.250%, 7/29/2016[e]	147,750
	BBVA US Senior SAU
91,000	4.664%, 10/9/2015	94,567
	Berkshire Hathaway Finance Corporation
150,000	1.600%, 5/15/2017	153,441
	BNP Paribas SA
187,000	2.375%, 9/14/2017	191,785
	Capital One Financial Corporation
124,000	2.150%, 3/23/2015	126,635
180,000	0.734%, 3/22/2016[f]	179,745
47,000	6.150%, 9/1/2016	53,889
	Cigna Corporation
94,000	4.000%, 2/15/2022	103,672
	Citigroup, Inc.
340,000	5.000%, 9/15/2014	356,454
196,000	4.750%, 5/19/2015	210,542
195,000	6.000%, 8/15/2017	229,510
110,000	8.500%, 5/22/2019	147,973
94,000	4.050%, 7/30/2022	97,710
	CNA Financial Corporation
152,000	7.350%, 11/15/2019	193,780
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
270,000	0.760%, 3/18/2016[f]	270,539
	Credit Agricole SA
125,000	1.625%, 4/15/2016[e]	125,094
	Credit Suisse AG
150,000	5.400%, 1/14/2020	171,798
	DDR Corporation
125,000	9.625%, 3/15/2016	152,369
	Discover Financial Services
141,000	6.450%, 6/12/2017	165,943
	DnB Boligkreditt AS
360,000	1.450%, 3/21/2018[e]	362,556
	Eksportfinans ASA
81,000	3.000%, 11/17/2014	80,938
120,000	5.500%, 5/25/2016	125,160
	Fifth Third Bancorp
147,000	5.450%, 1/15/2017	165,679
	General Electric Capital Corporation
122,000	1.000%, 12/11/2015	122,908
110,000	0.480%, 1/8/2016[f]	109,274
85,000	1.162%, 5/9/2016[f]	85,937
50,000	0.994%, 4/2/2018[f]	50,120
100,000	1.625%, 4/2/2018	100,741
141,000	6.000%, 8/7/2019	172,747
270,000	1.281%, 3/15/2023[f]	270,002
94,000	6.750%, 3/15/2032	122,943
	Genworth Financial, Inc.
117,000	6.515%, 5/22/2018	135,979
	Goldman Sachs Group, Inc.
195,000	3.700%, 8/1/2015	206,203
195,000	0.734%, 3/22/2016[f]	193,341
100,000	2.375%, 1/22/2018	101,915
270,000	1.476%, 4/30/2018[f]	269,738
94,000	7.500%, 2/15/2019	118,533
141,000	5.250%, 7/27/2021	163,484
	Hartford Financial Services Group, Inc.
191,000	4.000%, 10/15/2017	210,370
94,000	5.125%, 4/15/2022	111,399
	HCP, Inc.
152,000	2.625%, 2/1/2020	154,366
	Health Care REIT, Inc.
100,000	4.700%, 9/15/2017	112,896
61,000	2.250%, 3/15/2018	62,219
	HSBC Holdings plc
106,000	6.500%, 5/2/2036	133,484
	HSBC USA, Inc.
122,000	1.625%, 1/16/2018	122,811
	ING Bank NV
80,000	2.000%, 9/25/2015[e]	81,352
124,000	3.750%, 3/7/2017[e]	133,352
	ING Capital Funding Trust III
100,000	3.884%, 12/29/2049[f,i]	97,000
	ING US, Inc.
94,000	2.900%, 2/15/2018[e]	96,204
	Intesa Sanpaolo SPA
105,000	3.875%, 1/16/2018	105,071
	J.P. Morgan Chase & Company
180,000	0.726%, 4/23/2015[f]	180,108
94,000	1.125%, 2/26/2016	94,408
124,000	3.450%, 3/1/2016	132,312
195,000	2.000%, 8/15/2017	200,109
150,000	1.176%, 1/25/2018[f]	151,046
80,000	1.800%, 1/25/2018	81,025
141,000	6.300%, 4/23/2019	173,559
50,000	3.200%, 1/25/2023	51,241

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (25.0%)	Value
Financials (3.0%) - continued
$50,000	3.375%, 5/1/2023[c]	$49,874
	J.P. Morgan Chase Bank NA
178,000	0.610%, 6/13/2016[f]	174,906
	KeyBank NA
183,000	7.413%, 5/6/2015[h]	204,432
	Liberty Mutual Group, Inc.
65,000	4.950%, 5/1/2022[e]	72,351
124,000	6.500%, 5/1/2042[e]	145,873
	Liberty Property, LP
129,000	5.500%, 12/15/2016	145,841
47,000	3.375%, 6/15/2023	47,473
	Lloyds TSB Bank plc
112,000	6.500%, 9/14/2020[e]	127,974
	Merrill Lynch & Company, Inc.
100,000	6.400%, 8/28/2017	117,673
	Mizuho Corporate Bank, Ltd.
200,000	1.850%, 3/21/2018[e]	201,699
	Morgan Stanley
130,000	4.750%, 4/1/2014[h]	134,111
47,000	1.538%, 2/25/2016[f]	47,259
47,000	1.750%, 2/25/2016	47,337
141,000	4.750%, 3/22/2017	156,217
105,000	6.250%, 8/28/2017	122,578
180,000	1.556%, 4/25/2018[f]	179,916
174,000	5.500%, 1/26/2020	202,455
150,000	4.875%, 11/1/2022	161,697
	Murray Street Investment Trust I
229,000	4.647%, 3/9/2017	250,840
	Nederlandse Waterschapsbank NV
360,000	0.750%, 3/29/2016[e]	360,536
	Nomura Holdings, Inc.
270,000	1.730%, 9/13/2016[f]	271,236
200,000	2.000%, 9/13/2016	201,050
	Nordea Eiendomskreditt AS
270,000	2.125%, 9/22/2016[e]	281,308
	Prologis, LP
50,000	6.625%, 5/15/2018	60,734
150,000	7.375%, 10/30/2019	189,176
	Prudential Covered Trust
243,000	2.997%, 9/30/2015[e]	253,582
	Prudential Financial, Inc.
92,000	5.625%, 6/15/2043	96,600
	Realty Income Corporation
62,000	2.000%, 1/31/2018	62,611
	Regions Bank
175,000	7.500%, 5/15/2018	217,091
	Reinsurance Group of America, Inc.
110,000	5.625%, 3/15/2017	124,640
62,000	5.000%, 6/1/2021	70,241
	Royal Bank of Canada
270,000	0.650%, 3/8/2016[f]	270,535
	Royal Bank of Scotland Group plc
130,000	5.050%, 1/8/2015	135,416
94,000	2.550%, 9/18/2015	96,826
47,000	6.125%, 12/15/2022	50,567
	Santander US Debt SAU
170,000	3.724%, 1/20/2015[e]	172,574
	Simon Property Group, Inc.
122,000	1.500%, 2/1/2018[e]	122,433
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	145,438
	SLM Corporation
75,000	3.875%, 9/10/2015	77,844
61,000	6.250%, 1/25/2016	66,338
	Societe Generale SA
130,000	5.200%, 4/15/2021[e]	148,104
	SpareBank 1 Boligkreditt AS
360,000	1.250%, 5/2/2018[c,e]	358,993
	Svensk Exportkredit AB
360,000	1.125%, 4/5/2018	360,792
	Svenska Handelsbanken AB
270,000	0.732%, 3/21/2016[f]	270,002
120,000	3.125%, 7/12/2016	128,036
	Swedbank Hypotek AB
360,000	1.375%, 3/28/2018[e]	362,232
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[e,i]	133,750
	U.S. Bancorp
75,000	1.650%, 5/15/2017	76,801
	UBS AG London
360,000	0.750%, 3/24/2016[e]	360,012
	UBS AG/Stamford, Connecticut
124,000	5.875%, 12/20/2017	147,578
	Ventas Realty, LP
100,000	2.700%, 4/1/2020	101,620
	Wachovia Corporation
188,000	5.625%, 10/15/2016	215,632
270,000	0.550%, 6/15/2017[f]	267,488
	Wells Fargo & Company
126,000	2.100%, 5/8/2017	130,642
100,000	1.500%, 1/16/2018	100,371
94,000	3.450%, 2/13/2023	95,917

	Total	21,439,199

Foreign Government (0.3%)
	Asian Development Bank
360,000	0.500%, 6/20/2016	361,116
	Denmark Government International Bond
360,000	0.375%, 4/25/2016[e]	359,978
	Export-Import Bank of Korea
122,000	1.250%, 11/20/2015	121,358
	International Finance Corporation
270,000	0.500%, 5/16/2016	270,341
	Kommunalbanken AS
360,000	0.360%, 3/18/2016[e,f]	359,797
	Kommuninvest i Sverige AB
360,000	0.500%, 6/15/2016[e]	359,842
	Sweden Government International Bond
360,000	0.375%, 3/29/2016[e]	359,928

	Total	2,192,360

Mortgage-Backed Securities (10.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
9,375,000	2.500%, 5/1/2028[c]	9,786,620
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
9,400,000	3.000%, 5/1/2043[c]	9,792,157

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (25.0%)	Value
Mortgage-Backed Securities (10.9%) - continued
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
$9,350,000	2.500%, 5/1/2028[c]	$9,776,594
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
9,375,000	3.000%, 5/1/2043[c,j]	9,805,664
18,400,000	3.500%, 5/1/2043[c]	19,604,626
17,600,000	4.000%, 5/1/2043[c]	18,837,500

	Total	77,603,161

Technology (0.2%)
	Apple, Inc.
450,000	0.523%, 5/3/2018[f]	450,000
100,000	1.000%, 5/3/2018	99,631
100,000	2.400%, 5/3/2023	99,867
	Computer Sciences Corporation
98,000	2.500%, 9/15/2015	100,636
	Hewlett-Packard Company
130,000	2.125%, 9/13/2015	132,573
146,000	2.600%, 9/15/2017	148,551
100,000	3.750%, 12/1/2020	99,769
	Intel Corporation
122,000	4.000%, 12/15/2032	123,792
	Microsoft Corporation
62,000	0.875%, 11/15/2017	61,992
	Motorola Solutions, Inc.
70,000	3.500%, 3/1/2023	71,312
	Oracle Corporation
124,000	1.200%, 10/15/2017	124,763
62,000	2.500%, 10/15/2022	61,974
	Samsung Electronics America, Inc.
94,000	1.750%, 4/10/2017[e]	95,552
	Xerox Corporation
130,000	7.200%, 4/1/2016	148,593

	Total	1,819,005

Transportation (0.1%)
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	87,900
76,000	5.750%, 3/15/2033	90,504
	Continental Airlines, Inc.
75,000	4.150%, 4/11/2024	79,406
	CSX Corporation
126,000	6.250%, 4/1/2015	139,045
	Delta Air Lines, Inc.
196,000	6.750%, 5/23/2017	204,820
33,000	4.750%, 5/7/2020	36,052
	ERAC USA Finance, LLC
124,000	1.400%, 4/15/2016[e]	124,868
	Kansas City Southern de Mexico SA de CV
60,000	8.000%, 2/1/2018	65,472
100,000	2.350%, 5/15/2020[c,e]	100,441
50,000	6.625%, 12/15/2020	59,000
100,000	6.125%, 6/15/2021	117,700

	Total	1,105,208

U.S. Government and Agencies (3.3%)
	Federal Home Loan Mortgage Corporation
1,385,113	3.000%, 2/15/2033[k]	202,768
	Federal National Mortgage Association
450,000	0.595%, 8/25/2015[l]	450,000
3,042,863	3.500%, 1/25/2033[k]	470,140
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	717,406
730,000	3.000%, 5/15/2042	747,451
	U.S. Treasury Notes
9,690,000	0.375%, 2/15/2016	9,711,202
750,000	0.750%, 2/28/2018	753,925
1,200,000	1.375%, 1/31/2020	1,225,500
2,610,000	1.625%, 8/15/2022	2,617,546
	U.S. Treasury Notes, TIPS
5,823,658	0.125%, 4/15/2018	6,277,729

	Total	23,173,667

Utilities (0.5%)
	American Electric Power Company, Inc.
122,000	1.650%, 12/15/2017	123,205
	DCP Midstream Operating, LP
61,000	2.500%, 12/1/2017	62,521
	Enel Finance International NV
100,000	3.875%, 10/7/2014[e]	103,116
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	68,224
195,000	4.650%, 6/1/2021	216,080
	Enterprise Products Operating, LLC
195,000	1.250%, 8/13/2015	196,574
	Exelon Corporation
140,000	4.900%, 6/15/2015	151,218
	Exelon Generation Company, LLC
150,000	5.200%, 10/1/2019	172,146
	Georgia Power Company
270,000	0.600%, 3/15/2016[f]	270,155
	Iberdrola Finance Ireland, Ltd.
80,000	3.800%, 9/11/2014[e]	82,558
	ITC Holdings Corporation
169,000	5.875%, 9/30/2016[e]	190,720
	Kinder Morgan Energy Partners, LP
130,000	5.300%, 9/15/2020	154,588
130,000	5.000%, 8/15/2042	139,283
	MidAmerican Energy Holdings Company
130,000	6.500%, 9/15/2037	175,277
	NextEra Energy Capital Holdings, Inc.
195,000	1.200%, 6/1/2015	196,559
	NiSource Finance Corporation
141,000	6.400%, 3/15/2018	170,518
	ONEOK Partners, LP
84,000	8.625%, 3/1/2019	111,855
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	228,815
	PPL Capital Funding, Inc.
122,000	3.500%, 12/1/2022	125,046

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (25.0%)	Value
Utilities (0.5%) - continued
	Sempra Energy
$191,000	6.150%, 6/15/2018	$233,970
	Williams Partners, LP
65,000	7.250%, 2/1/2017	78,089
65,000	5.250%, 3/15/2020	75,434

	Total	3,325,951

	Total Long-Term Fixed Income (cost $174,223,691)	178,630,036

Shares	Common Stock (12.0%)	Value
Consumer Discretionary (1.8%)
3,000	Abercrombie & Fitch Company	148,680
2,400	Amazon.com, Inc.[d]	609,144
3,900	ANN, Inc.[d]	115,206
1,275	AutoZone, Inc.[d]	521,590
3,710	CBS Corporation	169,844
1,800	Charter Communications, Inc.[d]	181,332
7,560	Cheesecake Factory, Inc.	301,039
7,700	Chico’s FAS, Inc.	140,679
25,700	Comcast Corporation	1,061,410
2,900	Conn’s, Inc.[d]	125,599
2,100	Deckers Outdoor Corporation[d]	115,752
7,738	Delphi Automotive plc	357,573
2,800	DISH Network Corporation	109,732
4,400	Fifth & Pacific Companies, Inc.[d]	90,728
10,854	Foot Locker, Inc.	378,479
8,200	Gap, Inc.	311,518
11,200	GNC Holdings, Inc.	507,696
1,900	Grand Canyon Education, Inc.[d]	48,583
1,800	Harley-Davidson, Inc.	98,370
8,800	Home Depot, Inc.	645,480
18,200	Hovnanian Enterprises, Inc.[d]	99,190
2,240	iShares Dow Jones US Home Construction Index Fund	54,342
14,908	Las Vegas Sands Corporation	838,575
17,810	Lowe’s Companies, Inc.	684,260
2,000	Lumber Liquidators Holdings, Inc.[d]	163,920
5,000	Macy’s, Inc.	223,000
1,600	Marriott Vacations Worldwide Corporation[d]	72,768
7,550	Meredith Corporation	293,091
1,400	Michael Kors Holdings, Ltd.[d]	79,716
1,300	Netflix, Inc.[d]	280,891
4,800	New York Times Company[d]	42,528
13,160	News Corporation	409,539
12,800	NIKE, Inc.	814,080
2,000	Omnicom Group, Inc.	119,540
4,020	Papa John’s International, Inc.[d]	253,260
1,800	Penn National Gaming, Inc.[d]	105,390
15,949	Pier 1 Imports, Inc.	370,176
4,800	Pulte Group, Inc.[d]	100,752
12,300	Sally Beauty Holdings, Inc.[d]	369,738
23,800	Smith & Wesson Holding Corporation[d]	208,964
11,300	Standard Pacific Corporation[d]	102,265
2,800	Tempur-Pedic International, Inc.[d]	135,800
3,750	Time Warner Cable, Inc.	352,088
3,400	TJX Companies, Inc.	165,818
2,800	Toll Brothers, Inc.[d]	96,068
1,100	Urban Outfitters, Inc.[d]	45,584
2,200	Valassis Communications, Inc.	56,386
2,000	Vera Bradley, Inc.[d]	45,640

	Total	12,621,803

Consumer Staples (1.0%)
10,300	Altria Group, Inc.	376,053
5,118	Annie’s, Inc.[d]	193,409
4,050	British American Tobacco plc ADR	449,631
4,600	Campbell Soup Company	213,486
1,900	Clorox Company	163,875
2,700	Colgate-Palmolive Company	322,407
6,100	Constellation Brands, Inc.[d]	301,035
15,130	CVS Caremark Corporation	880,263
800	Diageo plc ADR	97,760
3,600	Green Mountain Coffee Roasters, Inc.[d]	206,640
5,212	Ingredion, Inc.	375,316
2,360	Kimberly-Clark Corporation	243,528
3,473	Kraft Foods Group, Inc.	178,825
9,100	Kroger Company	312,858
10,441	Mondelez International, Inc.	328,370
6,700	Nestle SA	477,794
2,653	Philip Morris International, Inc.	253,600
8,800	Procter & Gamble Company	675,576
3,200	Safeway, Inc.	72,064
1,100	Spectrum Brands Holdings, Inc.	61,600
900	Susser Holdings Corporation[d]	47,853
402	TreeHouse Foods, Inc.[d]	25,612
5,410	Unilever NV ADR	229,817
2,100	USANA Health Sciences, Inc.[d]	118,482
2,100	Wal-Mart Stores, Inc.	163,212

	Total	6,769,066

Energy (1.1%)
13,919	Alpha Natural Resources, Inc.[d]	103,279
14,640	BP plc ADR	638,304
1,400	Cabot Oil & Gas Corporation	95,270
3,100	Chevron Corporation	378,231
700	Concho Resources, Inc.[d]	60,291
12,500	Consol Energy, Inc.	420,500
1,800	CVR Energy, Inc.	88,686
3,100	Delek US Holdings, Inc.	111,879
1,500	Ensco plc	86,520
4,093	EOG Resources, Inc.	495,908
5,530	EQT Corporation	415,414
10,100	Exxon Mobil Corporation	898,799
4,900	HollyFrontier Corporation	242,305
34,111	Marathon Oil Corporation	1,114,406
3,500	Marathon Petroleum Corporation	274,260
6,100	Oasis Petroleum, Inc.[d]	208,803
17,200	Patterson-UTI Energy, Inc.	362,748
2,900	PBF Energy, Inc.	88,305
13,650	Petroleum Geo-Services ASA	200,551
2,800	Rex Energy Corporation[d]	44,996
7,730	Schlumberger, Ltd.	575,344
3,000	Southwestern Energy Company[d]	112,260
1,400	Tesoro Corporation	74,760
49,000	Weatherford International, Ltd.[d]	626,710
1,800	Western Refining, Inc.	55,638

	Total	7,774,167

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (12.0%)	Value
Financials (2.5%)
3,910	ACE, Ltd.	$348,537
2,376	Affiliated Managers Group, Inc.[d]	369,896
1,300	Allied World Assurance Company Holdings AG	118,053
4,730	Allstate Corporation	233,000
2,600	American Assets Trust, Inc.	87,776
1,691	American Campus Communities, Inc.	75,486
17,100	Annaly Capital Management, Inc.	272,574
2,000	Aspen Insurance Holdings, Ltd.	76,380
2,200	Axis Capital Holdings, Ltd.	98,186
60,030	Bank of America Corporation	738,969
2,000	Banner Corporation	65,340
3,800	BioMed Realty Trust, Inc.	85,538
9,100	CapitalSource, Inc.	81,445
6,300	CBL & Associates Properties, Inc.	152,082
25,560	Citigroup, Inc.	1,192,630
5,640	Colonial Properties Trust	130,904
2,000	Comerica, Inc.	72,500
10,900	DCT Industrial Trust, Inc.	85,347
2,700	Discover Financial Services	118,098
3,100	Douglas Emmett, Inc.	81,127
2,100	Extra Space Storage, Inc.	91,518
17,200	Fifth Third Bancorp	292,916
8,580	HCC Insurance Holdings, Inc.	365,508
3,200	Home Loan Servicing Solutions, Ltd.	72,480
6,539	Host Hotels & Resorts, Inc.	119,468
19,100	Huntington Bancshares, Inc.	136,947
12,050	Invesco, Ltd.	382,467
27,000	iShares Barclays 1-3 Year Credit Bond Fund	2,850,930
10,100	iShares Russell 2000 Index Fund	950,814
8,345	J.P. Morgan Chase & Company	408,988
3,273	Lazard, Ltd.	110,955
1,000	M&T Bank Corporation	100,200
15,030	MetLife, Inc.	586,020
2,400	Montpelier Re Holdings, Inc.	61,824
16,400	Morgan Stanley	363,260
4,600	NASDAQ OMX Group, Inc.	135,608
2,100	Northern Trust Corporation	113,232
6,700	Ocwen Financial Corporation[d]	245,086
3,000	Pebblebrook Hotel Trust	81,480
3,800	PHH Corporation[d]	80,104
5,200	Piedmont Office Realty Trust, Inc.	106,704
20,353	Popular, Inc.[d]	579,857
500	Portfolio Recovery Associates, Inc.[d]	61,375
1,400	ProAssurance Corporation	68,586
2,500	Protective Life Corporation	95,150
6,300	SLM Corporation	130,095
14,100	SPDR S&P 500 ETF Trust	2,251,488
5,400	State Street Corporation	315,738
7,540	SVB Financial Group[d]	536,169
843	Taubman Centers, Inc.	72,085
2,529	Terreno Realty Corporation	47,596
3,399	Tower Group International, Ltd.	64,309
2,846	W.R. Berkley Corporation	123,573
23,300	Wells Fargo & Company	884,934
20,730	Zions Bancorporation	510,373

	Total	17,881,705

Health Care (1.5%)
1,400	Abbott Laboratories	51,688
6,700	Align Technology, Inc.[d]	221,904
3,500	Allscripts Healthcare Solutions, Inc.[d]	48,440
1,000	AmerisourceBergen Corporation	54,120
3,500	Amgen, Inc.	364,735
23,800	Arena Pharmaceuticals, Inc.[d]	196,112
3,960	Baxter International, Inc.	276,685
700	Biogen Idec, Inc.[d]	153,251
1,700	Bio-Reference Laboratories, Inc.[d]	43,350
892	C.R. Bard, Inc.	88,629
2,800	Celgene Corporation[d]	330,596
4,600	Community Health Systems, Inc.	209,622
15,000	Covidien plc	957,600
3,890	Eli Lilly and Company	215,428
13,000	Express Scripts Holding Company[d]	771,810
27,200	Gilead Sciences, Inc.[d]	1,377,408
2,598	HeartWare International, Inc.[d]	252,526
10,200	Hologic, Inc.[d]	207,774
1,800	Illumina, Inc.[d]	116,442
800	Jazz Pharmaceuticals, Inc.[d]	46,680
4,400	Medicines Company[d]	148,544
24,540	Merck & Company, Inc.	1,153,380
3,200	Myriad Genetics, Inc.[d]	89,120
1,993	NPS Pharmaceuticals, Inc.[d]	26,766
1,700	PAREXEL International Corporation[d]	69,615
8,084	PDL BioPharma, Inc.	62,570
713	Pharmacyclics, Inc.[d]	58,110
6,100	Questcor Pharmaceuticals, Inc.	187,514
6,300	ResMed, Inc.	302,526
12,740	Sanofi ADR	679,679
4,900	Santarus, Inc.[d]	90,013
1,600	Seattle Genetics, Inc.[d]	59,120
6,300	Shire Pharmaceuticals Group plc ADR	589,932
6,200	Spectrum Pharmaceuticals, Inc.	45,942
3,800	Thoratec Corporation[d]	137,560
2,800	United Therapeutics Corporation[d]	186,984
9,740	UnitedHealth Group, Inc.	583,718
1,700	Vertex Pharmaceuticals, Inc.[d]	130,594
800	Waters Corporation[d]	73,920
1,537	Zimmer Holdings, Inc.	117,504

	Total	10,777,911

Industrials (1.2%)
9,300	Actuant Corporation	291,090
4,200	Acuity Brands, Inc.	306,432
5,400	ADT Corporation[d]	235,656
3,778	CSX Corporation	92,901
17,400	Delta Air Lines, Inc.[d]	298,236
2,100	Deluxe Corporation	80,094
2,700	DigitalGlobe, Inc.[d]	78,813
9,251	EMCOR Group, Inc.	345,987
1,600	EnerSys, Inc.[d]	73,344
3,070	FedEx Corporation	288,611
600	Flowserve Corporation	94,872
4,300	Foster Wheeler AGd	90,730
6,300	GATX Corporation	320,985
9,054	General Electric Company	201,814
9,200	HNI Corporation	316,756
13,439	Honeywell International, Inc.	988,304
4,000	Ingersoll-Rand plc	215,200
20,000	Jacobs Engineering Group, Inc.[d]	1,009,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (12.0%)	Value
Industrials (1.2%) - continued
15,600	JetBlue Airways Corporation[d]	$107,484
5,100	Landstar System, Inc.	278,766
1,400	Lockheed Martin Corporation	138,726
5,193	Manitowoc Company, Inc.	97,421
7,600	Manpower, Inc.	404,016
4,304	Oshkosh Corporation[d]	168,975
1,077	Parker Hannifin Corporation	95,390
3,870	Pentair, Ltd.	210,334
8,800	Southwest Airlines Company	120,560
4,400	Union Pacific Corporation	651,024
10,177	United Technologies Corporation	929,058
1,700	USG Corporation[d]	44,183
6,900	Woodward, Inc.	248,331

	Total	8,823,693

Information Technology (2.1%)
1,600	3D Systems Corporation[d]	61,184
18,800	Activision Blizzard, Inc.	281,060
1,400	Alliance Data Systems Corporation[d]	240,478
7,300	AOL, Inc.[d]	282,072
3,667	Apple, Inc.	1,623,564
10,632	Applied Materials, Inc.	154,270
45,100	Atmel Corporation[d]	291,797
2,800	Autodesk, Inc.[d]	110,264
34,700	Brocade Communications Systems, Inc.[d]	201,954
3,000	Cirrus Logic, Inc.[d]	57,930
33,270	Cisco Systems, Inc.	696,008
10,900	Citrix Systems, Inc.[d]	677,653
11,077	CoreLogic, Inc.[d]	302,181
10,675	eBay, Inc.[d]	559,263
2,000	Ellie Mae, Inc.[d]	52,040
11,600	ExactTarget, Inc.[d]	227,128
1,522	Google, Inc.[d]	1,254,996
7,800	Informatica Corporation[d]	256,854
11,600	Intel Corporation	277,820
2,700	InterDigital, Inc.	119,907
3,279	Itron, Inc.[d]	130,012
1,600	j2 Global, Inc.	65,120
5,304	Juniper Networks, Inc.[d]	87,781
700	MasterCard, Inc.	387,051
20,700	MEMC Electronic Materials, Inc.[d]	111,780
2,600	Mentor Graphics Corporation	47,476
13,285	Microsoft Corporation	439,734
18,920	NetApp, Inc.[d]	660,119
2,400	NetScout Systems, Inc.[d]	54,744
11,252	NVIDIA Corporation	154,940
6,614	Plantronics, Inc.	289,825
12,300	QUALCOMM, Inc.	757,926
600	Stratasys, Ltd.[d]	49,830
17,080	Symantec Corporation[d]	415,044
24,370	Teradyne, Inc.[d]	400,643
14,740	Texas Instruments, Inc.	533,735
16,171	TriQuint Semiconductor, Inc.[d]	94,439
3,300	Visa, Inc.	555,918
24,500	Vishay Intertechnology, Inc.[d]	343,980
8,500	VMware, Inc.[d]	599,250
5,800	Western Digital Corporation	320,624
10	Workday, Inc.[d]	627
11,546	Xilinx, Inc.	437,709
17,600	Yahoo!, Inc.[d]	435,248

	Total	15,101,978

Materials (0.3%)
3,000	Axiall Corporation	157,350
4,400	Buckeye Technologies, Inc.	165,396
4,030	Celanese Corporation	199,122
1,000	CF Industries Holdings, Inc.	186,510
6,070	Dow Chemical Company	205,834
2,900	Eagle Materials, Inc.	196,475
4,500	H.B. Fuller Company	170,550
10,300	Huntsman Corporation	194,258
4,510	Nucor Corporation	196,726
3,400	Owens-Illinois, Inc.[d]	89,352
1,848	Silgan Holdings, Inc.	88,464
2,781	Southern Copper Corporation	92,691
9,115	Steel Dynamics, Inc.	137,089
8,500	SunCoke Energy, Inc.[d]	128,605
5,800	Teck Resources, Ltd.	154,106

	Total	2,362,528

Telecommunications Services (0.1%)
12,500	AT&T, Inc.	468,250
7,463	Verizon Communications, Inc.	402,331

	Total	870,581

Utilities (0.4%)
3,900	Calpine Corporation[d]	84,747
5,400	CMS Energy Corporation	161,676
14,170	NiSource, Inc.	435,444
8,100	NRG Energy, Inc.	225,747
11,304	NV Energy, Inc.	244,506
13,180	PG&E Corporation	638,439
11,300	PNM Resources, Inc.	271,313
2,800	Public Service Enterprise Group, Inc.	102,508
4,700	Southern Company	226,681
5,332	Southwest Gas Corporation	270,172
3,400	Wisconsin Energy Corporation	152,796

	Total	2,814,029

	Total Common Stock (cost $72,012,623)	85,797,461

Shares	Collateral Held for Securities Loaned (0.1%)	Value
600,515	Thrivent Cash Management Trust	600,515
	Total Collateral Held for Securities Loaned (cost $600,515)	600,515

Shares or Principal Amount	Short-Term Investments (17.8%)	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.100%, 6/7/2013[m,n]	1,999,795
1,200,000	0.055%, 6/12/2013[m,n,o]	1,199,923
122,756,289	Thrivent Cash Management Trust 0.090%	122,756,289

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (17.8%)	Value
	U.S. Treasury Bills
1,100,000	0.085%, 6/13/2013[m,n]	$1,099,888

	Total Short-Term Investments (at amortized cost)	127,055,895

	Total Investments (cost $736,426,194) 111.6%	$797,989,558

	Other Assets and Liabilities, Net (11.6%)	(83,002,494)

	Total Net Assets 100.0%	$714,987,064

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2013, the value of these investments was $14,173,728 or 2.0% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2013.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Fund owned as of April 30, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	2/28/2013	$350,716

h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	All or a portion of the security was earmarked to cover written options.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	Security is fair valued.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At April 30, 2013, $3,399,671 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
o	At April 30, 2013, $599,962 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	- Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	- Treasury Inflation Protected Security.
ETF	- Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$59,431,747
Gross unrealized depreciation	(1,757,948)

Net unrealized appreciation (depreciation)	$57,673,799

Cost for federal income tax purposes	$740,315,759

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	2,532,722	–	2,532,722	–
Capital Goods	1,489,158	–	1,489,158	–
Communications Services	11,198,177	–	11,198,177	–
Consumer Cyclical	4,322,237	–	4,322,237	–
Consumer Non-Cyclical	4,900,636	–	4,900,636	–
Energy	2,084,683	–	2,084,683	–
Financials	1,167,522	–	1,167,522	–
Technology	2,014,350	–	2,014,350	–
Transportation	815,522	–	815,522	–
Utilities	1,147,833	–	1,147,833	–

Mutual Funds
Equity Mutual Funds	153,108,500	153,108,500	–	–
Fixed Income Mutual Funds	221,124,311	221,124,311	–	–

Long-Term Fixed Income
Asset-Backed Securities	8,261,859	–	7,460,914	800,945
Basic Materials	1,244,741	–	1,244,741	–
Capital Goods	1,188,634	–	1,188,634	–
Collateralized Mortgage Obligations	10,646,837	–	10,646,837	–
Commercial Mortgage-Backed Securities	14,726,709	–	14,726,709	–
Communications Services	2,912,677	–	2,912,677	–
Consumer Cyclical	2,213,551	–	2,213,551	–
Consumer Non-Cyclical	4,606,611	–	4,606,611	–
Energy	2,169,866	–	2,169,866	–
Financials	21,439,199	–	21,439,199	–
Foreign Government	2,192,360	–	2,192,360	–
Mortgage-Backed Securities	77,603,161	–	77,603,161	–
Technology	1,819,005	–	1,819,005	–
Transportation	1,105,208	–	1,105,208	–
U.S. Government and Agencies	23,173,667	–	22,723,667	450,000
Utilities	3,325,951	–	3,325,951	–

Common Stock
Consumer Discretionary	12,621,803	12,621,803	–	–
Consumer Staples	6,769,066	6,291,272	477,794	–
Energy	7,774,167	7,573,616	200,551	–
Financials	17,881,705	17,881,705	–	–
Health Care	10,777,911	10,777,911	–	–
Industrials	8,823,693	8,823,693	–	–
Information Technology	15,101,978	15,101,978	–	–
Materials	2,362,528	2,362,528	–	–
Telecommunications Services	870,581	870,581	–	–
Utilities	2,814,029	2,814,029	–	–
Collateral Held for Securities Loaned	600,515	600,515	–	–
Short-Term Investments	127,055,895	122,756,289	4,299,606	–

Total	$797,989,558	$582,708,731	$214,029,882	$1,250,945

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	1,399,551	1,226,628	172,923	–

Total Asset Derivatives	$1,399,551	$1,226,628	$172,923	$–

Liability Derivatives
Futures Contracts	678,632	678,632	–	–
Call Options Written	17,883	–	–	17,883
Credit Default Swaps	323,962	–	323,962	–

Total Liability Derivatives	$1,020,477	$678,632	$323,962	$17,883

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(80)	June 2013	($17,632,256)	($17,650,000)	($17,744)
5-Yr. U.S. Treasury Bond Futures	(75)	June 2013	(9,294,498)	(9,348,047)	(53,549)
30-Yr. U.S. Treasury Bond Futures	185	June 2013	26,756,189	27,449,375	693,186
Eurex EURO STOXX 50 Futures	662	June 2013	22,873,504	23,046,427	172,923
Russell 2000 Index Mini-Futures	(52)	June 2013	(4,747,389)	(4,914,519)	(167,130)
S&P 400 Index Mini-Futures	(75)	June 2013	(8,242,541)	(8,682,750)	(440,209)
S&P 500 Index Futures	51	June 2013	19,767,108	20,300,550	533,442
Total Futures Contracts					$720,919

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option	8	$104.22	May 2013	($39,598)	($17,883)
Total Call Options Written				($39,598)	($17,883)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2018	$10,000,000	$288,521	($612,483)	($323,962)
Total Credit Default Swaps					($612,483)	($323,962)

1

As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for Moderately Conservative Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$693,186
Total Interest Rate Contracts		693,186

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	706,365
Total Equity Contracts		706,365

Total Asset Derivatives		$1,399,551

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	71,293
Total Interest Rate Contracts		71,293

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	607,339
Options Written	Net Assets - Net unrealized appreciation/(depreciation) on Written option contracts	17,883
Total Equity Contracts		625,222

Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	323,962
Total Credit Contracts		323,962

Total Liability Derivatives		$1,020,477

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Moderately Conservative Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,245,944)

Total Interest Rate Contracts		(1,245,944)

Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	13,412
Futures	Net realized gains/(losses) on Futures contracts	1,619,533

Total Equity Contracts		1,632,945

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(29,361)

Total Foreign Exchange Contracts		(29,361)

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(885,854)

Total Credit Contracts		(885,854)

Total		($528,214)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for Moderately Conservative Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	657,968
Total Interest Rate Contracts		657,968

Equity Contracts
Options Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	(17,883)
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	377,736
Total Equity Contracts		359,853

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(323,962)
Total Credit Contracts		(323,962)

Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	21

Total Foreign Exchange Contracts		21

Total		$693,880

The following table presents Moderately Conservative Allocation Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$50,925,914	7.5%	N/A	N/A	N/A	N/A	3
Interest Rate Contracts	65,597,888	9.6	N/A	N/A	N/A	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$74	<0.1%	N/A	N/A	N/A
Credit Contracts	N/A	N/A	N/A	N/A	$10,982,520	1.6%	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Natural Resources	$10,774,267	$98,908	$–	1,208,229	$11,466,094	$98,908
Partner Small Cap Value	10,519,404	421,807	–	651,587	12,314,992	243,215
Small Cap Stock	2,700,338	–	–	167,827	3,079,628	–
Partner Mid Cap Value	14,034,157	458,574	–	1,127,070	16,624,277	158,466
Mid Cap Stock	7,087,492	31,478	–	428,044	8,334,022	31,478
Partner Worldwide Allocation	38,618,651	933,130	–	4,497,042	43,801,187	933,130
Large Cap Growth	14,211,821	93,591	1,000,000	2,262,092	14,680,975	93,591
Large Cap Value	35,218,971	739,718	4,000,000	2,184,223	36,847,846	739,718
Large Cap Stock	711,277	49,630	–	32,064	793,915	11,326
Equity Income Plus	4,580,526	60,225	–	482,763	5,165,564	60,225
High Yield	24,865,728	789,410	593,173	5,000,940	25,904,870	789,411
Income	77,051,939	1,378,591	1,542,251	8,205,469	77,459,627	1,378,588
Government Bond	12,284,114	521,196	237,269	1,169,268	12,148,692	63,173
Limited Maturity Bond	111,436,908	716,607	6,877,675	8,342,111	105,611,122	716,751
Cash Management Trust-Collateral Investment	2,059,172	4,823,544	6,282,201	600,515	600,515	2,727
Cash Management Trust-Short Term Investment	65,969,481	135,032,150	78,245,342	122,756,289	122,756,289	56,495
Total Value and Income Earned	432,124,246				497,589,615	5,377,202

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (93.4%)	Value
Bermuda (0.9%)
182,000	Pacific Basin Shipping, Ltd.	$104,112
2,881	VimpelCom, Ltd.	31,547

	Total	135,659

Brazil (6.5%)
7,704	Autometal SA	80,785
17,800	Cia Paranaense de Energia	316,366
10,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	98,445
26,500	Embraer SA	230,993
24,600	Even Construtora e Incorporadora SA	115,330
79,711	MMX Mineracao e Metalicos SAa	93,227
12,368	Sul America SA	92,416

	Total	1,027,562

Chile (3.3%)
128,826	Aguas Andinas SA	102,579
12,117	Cia Cervecerias Unidas SA	418,400

	Total	520,979

China (6.4%)
62,000	China Shenhua Energy Company, Ltd.	219,844
200,000	Dongfeng Motor Group Company, Ltd.	298,797
264,000	PetroChina Company, Ltd.	336,502
148,000	Yanzhou Coal Mining Company, Ltd.	154,681

	Total	1,009,824

Colombia (2.6%)
25,058	Bancolombia SA	411,893

	Total	411,893

Czech Republic (2.1%)
1,718	Komercni Banka AS	328,972

	Total	328,972

Hong Kong (5.8%)
61,000	China Mobile, Ltd.	670,916
151,000	Sinotruk Hong Kong, Ltd.	84,183
46,000	Weichai Power Company, Ltd.	160,686

	Total	915,785

India (2.8%)
4,590	Infosys, Ltd. ADR	191,587
8,503	Reliance Industries, Ltd.[b]	251,295

	Total	442,882

Indonesia (5.6%)
109,000	AKR Corporindo Tbk PT	57,808
11,098	Bank Rakyat Indonesia Persero Tbk PT	212,971
62,000	Indo Tambangraya Megah Tbk PT	234,592
111,500	United Tractors Tbk PT	203,931
11,850	Vale Indonesia Tbk PT ADR	173,682

	Total	882,984

Lebanon (0.1%)
1,581	Solidere	20,790

	Total	20,790

Luxembourg (2.0%)
13,679	Ternium SA ADR	320,225

	Total	320,225

Malaysia (3.9%)
45,900	CIMB Group Holdings Berhad	116,850
94,300	Genting Berhad	325,677
53,300	Malayan Banking Berhad	168,618

	Total	611,145

Mexico (3.3%)
480,700	America Movil SAB de CV	515,051

	Total	515,051

Panama (2.1%)
2,650	Copa Holdings SA	332,787

	Total	332,787

Poland (4.2%)
6,716	Bank Handlowy w Warszawie SA	200,041
6,653	Bank Pekao SA	319,178
6,843	Grupa Lotos SAa	82,428
29,336	Telekomunikacja Polska SA	65,445

	Total	667,092

Russia (6.2%)
55,967	Gazprom OAO	444,938
17,805	Novolipetsk Steel OJSC	299,105
17,398	Sberbank of Russia	224,551

	Total	968,594

South Africa (8.2%)
18,355	ABSA Group, Ltd.	302,403
8,743	AngloGold Ashanti, Ltd.	170,489
12,953	Aveng, Ltd.	42,582
13,600	Impala Platinum Holdings, Ltd.[c]	186,380
16,377	MTN Group, Ltd.	295,539
33,923	PPC, Ltd.	124,033
18,380	Reunert, Ltd.	159,744

	Total	1,281,170

South Korea (13.7%)
1,793	Hyundai Heavy Industries Company, Ltd.	328,044
1,146	Hyundai Mobis	260,565
2,130	Hyundai Motor Company	386,772
4,025	POSCO ADR	289,760
2,620	Samsung Heavy Industries Company, Ltd.	83,590
15,036	Shinhan Financial Group Company, Ltd.	520,804
1,262	Shinsegae Company, Ltd.	271,343

	Total	2,140,878

Taiwan (6.5%)
45,000	Advanced Semiconductor Engineering, Inc.	39,249
47,000	Chipbond Technology Corporation	119,816
449,000	Compal Electronics, Inc.	290,848

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (93.4%)	Value
Taiwan (6.5%) - continued
38,000	Novatek Microelectronics Corporation	$185,785
41,000	Taiwan Fertilizer Company, Ltd.	98,194
5,930	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	113,144
5,000	TPK Holding Company, Ltd.	101,725
238,000	Walsin Lihwa Corporation[a]	73,905

	Total	1,022,666

Thailand (4.4%)
46,500	Kasikornbank pcl	336,506
158,400	Thai Oil pcl	357,078

	Total	693,584

United Kingdom (0.7%)
7,181	Hikma Pharmaceuticals plc	109,172

	Total	109,172

United States (2.1%)
7,630	iShares MSCI Emerging Markets Index Fund	330,303

	Total	330,303

	Total Common Stock (cost $14,599,167)	14,689,997

Shares	Preferred Stock (2.5%)	Value
Brazil (2.5%)
24,600	Vale SA	399,477

	Total	399,477

	Total Preferred Stock (cost $423,466)	399,477

Shares or Principal Amount	Short-Term Investments (3.2%)	Value
509,070	Thrivent Cash Management Trust 0.090%	509,070

	Total Short-Term Investments (at amortized cost)	509,070

	Total Investments (cost $15,531,703) 99.1%	$15,598,544

	Other Assets and Liabilities, Net 0.9%	135,357

	Total Net Assets 100.0%	$15,733,901

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2013, the value of these investments was $251,295 or 1.6% of total net assets.

c	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$958,293
Gross unrealized depreciation	(893,233)

Net unrealized appreciation (depreciation)	$65,060

Cost for federal income tax purposes	$15,533,484

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	1,998,400	–	1,998,400	–
Consumer Staples	418,400	418,400	–	–
Energy	2,081,358	444,938	1,636,420	–
Financials	3,586,296	543,274	3,043,022	–
Health Care	109,172	–	109,172	–
Industrials	1,992,527	332,787	1,659,740	–
Information Technology	751,306	304,731	446,575	–
Materials	1,755,095	954,156	800,939	–
Telecommunications Services	1,578,498	31,547	1,546,951	–
Utilities	418,945	–	418,945	–

Preferred Stock
Materials	399,477	–	399,477	–
Short-Term Investments	509,070	509,070	–	–

Total	$15,598,544	$3,538,903	$12,059,641	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Foreign Currency Forward Contracts	25	–	25	–

Total Asset Derivatives	$25	$–	$25	$–

Liability Derivatives
Foreign Currency Forward Contracts	30	–	30	–

Total Liability Derivatives	$30	$–	$30	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
Hong Kong Dollar	RBS	26,933	5/2/2013	$3,470	$3,471	$1
South African Rand	RBS	80,162	5/2/2013	8,909	8,933	24
Total Purchases				$12,379	$12,404	$25

Sales
Brazilian Real	SSB	16,740	5/2/2013	$8,337	$8,367	($30)
Total Sales				$8,337	$8,367	($30)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($5)

Counterparty

RBS - The Royal Bank of Scotland
SSB - State Street Bank

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for Partner Emerging Markets Equity Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Foreign Exchange Contracts
Forward Contracts	Receivable/Payable for forward contracts, Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	25
Total Foreign Exchange Contracts		25

Total Asset Derivatives		$25

Liability Derivatives

Foreign Exchange Contracts
Forward Contracts	Receivable/Payable for forward contracts, Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	30
Total Foreign Exchange Contracts		30

Total Liability Derivatives		$30

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Partner Emerging Markets Equity Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	10,794

Total Foreign Exchange Contracts		10,794

Total		$10,794

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for Partner Emerging Markets Equity Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	10
Total Foreign Exchange Contracts		10

Total		$10

The following table presents Partner Emerging Markets Equity Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange Contracts	$36,569	0.2%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust- Short Term Investment	$124,811	$3,441,145	$3,056,886	509,070	$509,070	$124
Total Value and Income Earned	124,811				509,070	124

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (97.3%)	Value
Consumer Discretionary (15.9%)
15,850	Aeropostale, Inc.[a]	$232,361
53,940	ANN, Inc.[a]	1,593,388
16,590	Arctic Cat, Inc.[a]	746,384
5,990	Asbury Automotive Group, Inc.[a]	240,139
33,190	Brunswick Corporation	1,050,795
3,910	Buffalo Wild Wings, Inc.[a]	351,900
7,270	Children’s Place Retail Stores, Inc.[a]	355,648
9,340	Cracker Barrel Old Country Store, Inc.	772,792
1,670	Dorman Products, Inc.	63,026
39,460	Fifth & Pacific Companies, Inc.[a]	813,665
21,110	Five Below, Inc.[a,b]	759,749
31,800	Francesca’s Holdings Corporation[a,b]	908,208
31,210	HomeAway, Inc.[a]	953,466
41,210	Imax Corporation[a,b]	1,052,091
27,220	Meritage Homes Corporation[a]	1,328,064
6,520	Movado Group, Inc.	197,165
4,520	Multimedia Games Holding Company, Inc.[a]	111,463
5,680	Oxford Industries, Inc.	335,858
4,920	Red Robin Gourmet Burgers, Inc.[a]	237,980
84,420	SHFL Entertainment, Inc.[a]	1,333,836
26,590	Shutterfly, Inc.[a]	1,184,053
31,700	Sotheby’s Holdings, Inc.	1,124,716
15,135	Steven Madden, Ltd.[a]	736,015
21,950	Taylor Morrison Home Corporation[a]	565,871
33,900	Tenneco, Inc.[a]	1,310,913
50,130	Texas Roadhouse, Inc.	1,178,055
7,000	Ulta Salon Cosmetics & Fragrance, Inc.[a]	613,550
19,010	Vail Resorts, Inc.	1,146,303
26,210	Vera Bradley, Inc.[a,b]	598,112
13,140	Vitamin Shoppe, Inc.[a]	645,831
33,860	Zumiez, Inc.[a,b]	980,924

	Total	23,522,321

Consumer Staples (4.2%)
56,830	B&G Foods, Inc.	1,753,774
1,550	Boston Beer Company, Inc.[a,b]	262,446
16,580	Hain Celestial Group, Inc.[a,b]	1,081,845
27,740	Susser Holdings Corporation[a]	1,474,936
3,600	TreeHouse Foods, Inc.[a]	229,356
28,310	United Natural Foods, Inc.[a]	1,413,801

	Total	6,216,158

Energy (5.0%)
7,180	Alon USA Energy, Inc.	119,188
7,680	Bonanza Creek Energy, Inc.[a]	263,808
14,110	Diamondback Energy, Inc.[a]	370,529
16,960	Dril-Quip, Inc.[a]	1,419,721
47,640	Energy XXI, Ltd.	1,083,334
23,970	Gulfport Energy Corporation[a]	1,250,994
11,423	Halcon Resources Corporation[a,b]	74,706
153,580	Kodiak Oil & Gas Corporation[a]	1,202,531
2,620	PDC Energy, Inc.[a]	113,446
31,400	Rex Energy Corporation[a]	504,598
23,860	Rosetta Resources, Inc.[a]	1,023,833

	Total	7,426,688

Financials (7.3%)
15,630	Artisan Partners Asset Management, Inc.[a]	582,999
27,650	Bank of the Ozarks, Inc.	1,131,714
20,630	Campus Crest Communities, Inc.	281,806
50,730	Colonial Properties Trust	1,177,443
27,070	Corporate Office Properties Trust	784,759
142,830	Education Realty Trust, Inc.	1,569,702
37,160	eHealth, Inc.[a]	778,130
14,330	Home Loan Servicing Solutions, Ltd.	324,575
22,100	iSTAR Financial, Inc.[a,b]	258,128
10,470	Oriental Financial Group, Inc.	168,253
6,150	Sovran Self Storage, Inc.	421,890
7,800	Stewart Information Services Corporation	211,146
8,300	Sun Communities, Inc.	424,545
20,780	Texas Capital Bancshares, Inc.[a]	865,695
45,210	Tower Group International, Ltd.	855,373
14,100	Umpqua Holdings Corporation	169,200
3,530	Walter Investment Management Corporation[a]	118,467
11,230	Zillow, Inc.[a,b]	660,661

	Total	10,784,486

Health Care (19.0%)
47,100	Acadia Healthcare Company, Inc.[a]	1,486,005
96,510	ACADIA Pharmaceuticals, Inc.[a,b]	1,244,014
17,200	Aegerion Pharmaceuticals, Inc.[a]	723,088
39,790	Air Methods Corporation	1,455,916
81,510	Akorn, Inc.[a]	1,226,726
39,780	Align Technology, Inc.[a]	1,317,514
7,190	Analogic Corporation	571,461
15,330	ArthroCare Corporation[a]	531,184
28,250	Auxilium Pharmaceuticals, Inc.[a]	421,773
13,540	BioScrip, Inc.[a]	187,664
49,610	Bruker Corporation[a]	881,570
31,440	Cepheid, Inc.[a]	1,198,807
23,540	Cubist Pharmaceuticals, Inc.[a]	1,080,957
8,960	Cyberonics, Inc.[a]	389,043
7,870	Cynosure, Inc.[a]	203,518
8,830	Emeritus Corporation[a]	226,931
7,050	Enanta Pharmaceuticals, Inc.[a]	140,718
58,590	Endologix, Inc.[a]	880,022
70,250	Health Management Associates, Inc.[a]	807,172
33,640	Integra LifeSciences Holdings Corporation[a]	1,178,409
10,460	Molina Healthcare, Inc.[a]	347,272
61,010	Neurocrine Biosciences, Inc.[a]	704,055
55,330	NPS Pharmaceuticals, Inc.[a]	743,082
35,460	PAREXEL International Corporation[a]	1,452,087
13,830	Pharmacyclics, Inc.[a]	1,127,145
3,850	QLT, Inc.[a,b]	30,916
15,430	Santarus, Inc.[a]	283,449
22,650	Sarepta Therapeutics, Inc.[a,b]	657,756
11,740	Sirona Dental Systems, Inc.[a]	863,360
19,860	Synageva BioPharma Corporation[a]	1,026,563
27,870	Team Health Holdings, Inc.[a]	1,038,994
19,440	Teleflex, Inc.	1,518,847
11,350	Vanguard Health Systems, Inc.[a]	166,051
37,410	Viropharma, Inc.[a]	1,019,422
16,930	West Pharmaceutical Services, Inc.	1,081,150

	Total	28,212,641

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (97.3%)	Value
Industrials (18.8%)
15,410	AAR Corporation	$275,222
19,560	Alaska Air Group, Inc.[a]	1,205,678
46,080	Avis Budget Group, Inc.[a]	1,328,947
25,960	Belden, Inc.	1,282,943
29,990	CAI International, Inc.[a]	764,445
13,070	Chart Industries, Inc.[a]	1,108,467
21,920	Clean Harbors, Inc.[a]	1,248,782
4,290	Copa Holdings SA	538,738
8,050	EnPro Industries, Inc.[a]	396,704
4,640	ESCO Technologies, Inc.	166,901
20,040	Genesee & Wyoming, Inc.[a]	1,707,408
24,780	Heico Corporation	1,090,568
54,970	Hexcel Corporation[a]	1,676,585
19,310	Huron Consulting Group, Inc.[a]	806,772
44,020	Kforce, Inc.	665,582
29,920	MasTec, Inc.[a]	831,776
4,900	Middleby Corporation[a]	732,942
35,970	Old Dominion Freight Line, Inc.[a]	1,384,845
56,510	On Assignment, Inc.[a]	1,371,498
15,170	Proto Labs, Inc.[a]	774,884
47,740	Thermon Group Holdings, Inc.[a]	935,704
56,350	Titan International, Inc.[b]	1,257,168
5,920	Trex Company, Inc.[a]	288,186
7,550	Triumph Group, Inc.	603,245
42,680	TrueBlue, Inc.[a]	884,330
66,510	US Airways Group, Inc.[a,b]	1,124,019
46,700	USG Corporation[a,b]	1,213,733
17,560	Watts Water Technologies, Inc.	826,374
35,730	Woodward, Inc.	1,285,923

	Total	27,778,369

Information Technology (21.6%)
4,130	ANSYS, Inc.[a]	333,952
48,590	Aruba Networks, Inc.[a,b]	1,092,789
39,050	Aspen Technology, Inc.[a]	1,190,244
50,900	Bottomline Technologies, Inc.[a]	1,333,580
57,760	Cardtronics, Inc.[a]	1,617,858
28,490	Cavium, Inc.[a]	896,011
73,070	Ciena Corporation[a]	1,093,127
29,030	Cognex Corporation	1,152,491
4,710	Coherent, Inc.	263,430
33,600	Cornerstone OnDemand, Inc.[a]	1,219,008
16,280	Electronics for Imaging, Inc.[a]	435,002
41,480	Ellie Mae, Inc.[a]	1,079,310
58,150	Finisar Corporation[a,b]	746,646
40,410	Fusion-io, Inc.[a,b]	758,900
28,490	Guidewire Software, Inc.[a]	1,141,879
6,700	Heartland Payment Systems, Inc.	220,363
6,490	Imperva, Inc.[a]	252,980
12,660	IPG Photonics Corporation[b]	806,189
5,620	Manhattan Associates, Inc.[a]	394,580
25,960	MAXIMUS, Inc.	2,068,752
57,880	Monolithic Power Systems, Inc.	1,396,066
8,960	NETGEAR, Inc.[a]	266,918
18,400	NetScout Systems, Inc.[a]	419,704
24,070	OSI Systems, Inc.[a]	1,379,211
47,950	QLIK Technologies, Inc.[a]	1,247,180
5,380	Radware, Inc.[a]	80,646
227,120	RF Micro Devices, Inc.[a]	1,274,143
40,740	Semtech Corporation[a]	1,306,532
11,370	Stratasys, Ltd.[a]	944,278
12,160	SunPower Corporation[a,b]	165,254
44,880	Synchronoss Technologies, Inc.[a]	1,271,899
72,610	Take-Two Interactive Software, Inc.[a]	1,108,029
8,180	Tyler Technologies, Inc.[a]	517,303
12,420	Ultimate Software Group, Inc.[a]	1,199,648
2,160	Ultratech, Inc.[a]	63,655
1,180	Uni-Pixel, Inc.[a,b]	41,949
15,500	WEX, Inc.[a]	1,174,590

	Total	31,954,096

Materials (4.7%)
36,520	American Vanguard Corporation	1,053,237
2,740	Boise Cascade Company[a]	87,762
143,060	Boise, Inc.	1,143,049
52,680	Chemtura Corporation[a]	1,119,977
64,860	Commercial Metals Company	948,253
15,220	Kaiser Aluminum Corporation	958,860
13,260	KapStone Paper and Packaging Corporation	392,231
44,900	PolyOne Corporation	1,011,597
7,650	Rentech Nitrogen Partners, LP	278,843

	Total	6,993,809

Telecommunications Services (0.7%)
37,900	Cogent Communications Group, Inc.	1,085,456

	Total	1,085,456

Utilities (0.1%)
4,200	Artesian Resources Corporation	98,994

	Total	98,994

	Total Common Stock (cost $118,614,603)	144,073,018

Shares	Collateral Held for Securities Loaned (10.6%)	Value
15,740,284	Thrivent Cash Management Trust	15,740,284

	Total Collateral Held for Securities Loaned (cost $15,740,284)	15,740,284

Shares or Principal Amount	Short-Term Investments (1.9%)	Value
2,766,236	Thrivent Cash Management Trust 0.090%	2,766,236

	Total Short-Term Investments (at amortized cost)	2,766,236

	Total Investments (cost $137,121,123) 109.8%	$162,579,538

	Other Assets and Liabilities, Net (9.8%)	(14,492,757)

	Total Net Assets 100.0%	$148,086,781

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of April 30, 2013

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$26,640,425
Gross unrealized depreciation	(1,863,678)

Net unrealized appreciation (depreciation)	$24,776,747

Cost for federal income tax purposes	$137,802,791

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	23,522,321	23,522,321	–	–
Consumer Staples	6,216,158	6,216,158	–	–
Energy	7,426,688	7,426,688	–	–
Financials	10,784,486	10,784,486	–	–
Health Care	28,212,641	28,212,641	–	–
Industrials	27,778,369	27,778,369	–	–
Information Technology	31,954,096	31,954,096	–	–
Materials	6,993,809	6,993,809	–	–
Telecommunications Services	1,085,456	1,085,456	–	–
Utilities	98,994	98,994	–	–
Collateral Held for Securities Loaned	15,740,284	15,740,284	–	–
Short-Term Investments	2,766,236	2,766,236	–	–

Total	$162,579,538	$162,579,538	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust-Collateral Investment	$14,689,588	$40,081,406	$39,030,710	15,740,284	$15,740,284	$84,568
Cash Management Trust-Short Term Investment	3,459,124	21,497,748	22,190,636	2,766,236	2,766,236	1,612
Total Value and Income Earned	18,148,712				18,506,520	86,180

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (15.3%)
169,000	Aaron’s, Inc.	$4,851,990
23,900	Ascent Capital Group, Inc.[a]	1,589,111
45,200	CSS Industries, Inc.	1,295,432
74,900	Dorman Products, Inc.[b]	2,826,726
82,100	Drew Industries, Inc.	2,963,810
50,100	Ethan Allen Interiors, Inc.[b]	1,466,928
110,100	Fifth & Pacific Companies, Inc.[a]	2,270,262
65,000	Fred’s, Inc.	924,950
79,600	Haverty Furniture Companies, Inc.	1,892,888
35,400	Hooker Furniture Corporation	612,066
53,100	M/I Homes, Inc.[a]	1,306,260
80,600	MarineMax, Inc.[a]	934,154
47,700	Matthews International Corporation	1,755,837
62,300	Men’s Wearhouse, Inc.	2,087,050
84,000	Meritage Homes Corporation[a]	4,098,360
141,400	Modine Manufacturing Company[a]	1,292,396
154,900	Orient-Express Hotels, Ltd.[a]	1,564,490
13,200	Red Robin Gourmet Burgers, Inc.[a]	638,484
124,800	Shiloh Industries, Inc.	1,229,280
54,000	Stanley Furniture Company, Inc.[a]	213,300
137,600	Stein Mart, Inc.	1,088,416
22,800	Steven Madden, Ltd.[a]	1,108,764

	Total	38,010,954

Consumer Staples (0.6%)
210,300	Alliance One International, Inc.[a]	788,625
30,800	Nash Finch Company	632,940

	Total	1,421,565

Energy (3.8%)
34,100	C&J Energy Services, Inc.[a,b]	674,839
6,400	CARBO Ceramics, Inc.[b]	452,160
79,800	Cloud Peak Energy, Inc.[a]	1,559,292
74,700	Gulf Island Fabrication, Inc.	1,535,832
181,800	Hercules Offshore, Inc.[a]	1,339,866
33,400	PDC Energy, Inc.[a]	1,446,220
70,800	Swift Energy Company[a]	916,152
203,400	Teekay Tankers, Ltd.[b]	514,602
103,700	Tetra Technologies, Inc.[a]	946,781

	Total	9,385,744

Financials (24.6%)
39,300	Alterra Capital Holdings, Ltd.	1,279,215
161,200	Ares Capital Corporation	2,927,392
27,900	Assured Guaranty, Ltd.	575,577
126,900	CBL & Associates Properties, Inc.	3,063,366
141,100	Cedar Realty Trust, Inc.	904,451
324,300	CoBiz Financial, Inc.	2,776,008
59,100	Columbia Banking System, Inc.	1,268,877
43,200	Compass Diversified Holdings	730,512
111,300	Cousins Properties, Inc.	1,215,396
90,900	East West Bancorp, Inc.	2,211,597
36,200	Employers Holdings, Inc.	819,930
102,200	First Potomac Realty Trust	1,635,200
75,800	Glacier Bancorp, Inc.	1,398,510
76,500	Golub Capital BDC, Inc.	1,348,695
51,100	Hatteras Financial Corporation	1,396,563
155,500	Hercules Technology Growth Capital, Inc.	2,068,150
73,100	Home Bancshares, Inc.	2,903,532
20,200	iShares Russell 2000 Value Index Fund	1,693,568
49,200	JMP Group, Inc.	317,832
42,400	Kilroy Realty Corporation	2,399,416
290,700	Kite Realty Group Trust	1,918,620
70,800	LaSalle Hotel Properties	1,835,844
2,300	Markel Corporation[a,b]	1,233,375
90,300	Meadowbrook Insurance Group, Inc.	702,534
65,000	National Interstate Corporation	1,888,250
14,300	Potlatch Corporation	677,105
110,100	ProAssurance Corporation	5,393,799
5,400	PS Business Parks, Inc.	430,920
85,200	Radian Group, Inc.[b]	1,018,140
167,200	Redwood Trust, Inc.	3,815,504
109,100	Safeguard Scientifics, Inc.[a]	1,760,874
96,300	Sandy Spring Bancorp, Inc.	1,972,224
15,100	Stifel Financial Corporation[a]	486,522
44,300	SVB Financial Group[a]	3,150,173
53,300	Wintrust Financial Corporation	1,911,338

	Total	61,129,009

Health Care (3.7%)
11,600	Analogic Corporation	921,968
5,700	Atrion Corporation	1,142,223
30,900	National Healthcare Corporation	1,434,687
76,700	Triple-S Management Corporation[a]	1,382,901
83,600	Vanguard Health Systems, Inc.[a]	1,223,068
50,100	West Pharmaceutical Services, Inc.	3,199,386

	Total	9,304,233

Industrials (25.9%)
49,100	A.O. Smith Corporation	3,703,613
79,600	Aegion Corporation[a]	1,676,376
71,000	Alaska Air Group, Inc.[a]	4,376,440
32,200	Applied Industrial Technologies, Inc.	1,360,450
28,300	Astec Industries, Inc.	929,089
114,500	Beacon Roofing Supply, Inc.[a]	4,365,885
47,900	Belden, Inc.	2,367,218
30,500	Circor International, Inc.	1,443,565
74,700	Comfort Systems USA, Inc.	958,401
64,900	Dolan Company[a]	112,277
42,700	Franklin Electric Company, Inc.	1,382,199
19,300	FTI Consulting, Inc.[a]	639,216
52,100	G & K Services, Inc.	2,448,179
51,500	Genesee & Wyoming, Inc.[a]	4,387,800
91,400	Gibraltar Industries, Inc.[a]	1,709,180
86,500	Greenbrier Companies, Inc.[a]	1,951,440
34,700	Hub Group, Inc.[a]	1,271,755
43,200	IDEX Corporation	2,247,696
40,300	Kaman Corporation	1,361,737
116,700	Kforce, Inc.	1,764,504
62,000	Kirby Corporation[a]	4,643,180
109,100	Kratos Defense & Security Solutions, Inc.[a]	555,319
20,800	Landstar System, Inc.	1,136,928
95,800	McGrath Rentcorp	2,975,548
33,900	Mine Safety Appliances Company	1,627,200
101,200	Navigant Consulting, Inc.[a]	1,247,796
35,500	Nordson Corporation	2,466,895
19,600	Pike Electric Corporation	306,348

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (97.2%)	Value
Industrials (25.9%) - continued
11,900	RBC Bearings, Inc.[a]	$572,390
15,800	Sterling Construction Company, Inc.[a]	159,896
36,900	Sun Hydraulics Corporation[b]	1,208,475
24,600	Universal Forest Products, Inc.	949,560
67,800	Universal Truckload Services, Inc.[a]	1,711,272
75,700	Vitran Corporation, Inc.[a]	364,874
53,100	Waste Connections, Inc.	2,015,145
55,000	Woodward, Inc.	1,979,450

	Total	64,377,296

Information Technology (8.7%)
60,100	Accelrys, Inc.[a]	591,985
65,500	Advanced Energy Industries, Inc.[a]	1,112,190
38,700	ATMI, Inc.[a]	841,725
86,900	Brooks Automation, Inc.	844,668
49,500	Cabot Microelectronics Corporation[a]	1,658,745
22,800	Cognex Corporation	905,160
54,500	Cohu, Inc.	521,565
105,100	Electro Rent Corporation	1,741,507
95,200	Electro Scientific Industries, Inc.	1,026,256
134,200	Intevac, Inc.[a]	607,926
14,300	Littelfuse, Inc.	998,426
75,200	Methode Electronics, Inc.	1,081,376
55,000	Monotype Imaging Holdings, Inc.	1,275,450
34,100	Newport Corporation[a]	516,615
89,400	Progress Software Corporation[a]	2,017,758
41,800	RealNetworks, Inc.[a]	321,860
133,300	ShoreTel, Inc.[a]	481,213
265,300	Sonus Networks, Inc.[a]	557,130
55,000	Synnex Corporation[a,b]	1,903,000
63,900	Teradyne, Inc.[a]	1,050,516
54,000	Xyratex, Ltd.	576,720
65,800	Zygo Corporation[a]	984,368

	Total	21,616,159

Materials (8.7%)
33,700	AMCOL International Corporation	1,036,949
59,000	AptarGroup, Inc.	3,309,900
21,900	Carpenter Technology Corporation	984,624
66,800	Clearwater Paper Corporation[a]	3,074,136
47,500	Franco-Nevada Corporation	2,067,944
19,800	Haynes International, Inc.	962,478
80,300	Innospec, Inc.	3,534,003
40,100	Minerals Technologies, Inc.	1,629,263
101,200	Myers Industries, Inc.	1,499,784
27,500	Schnitzer Steel Industries, Inc.	674,575
14,800	Texas Industries, Inc.[a,b]	942,464
173,000	Wausau Paper Corporation	1,761,140

	Total	21,477,260

Telecommunications Services (0.4%)
81,600	Premiere Global Services, Inc.[a]	916,368

	Total	916,368

Utilities (5.5%)
25,600	Black Hills Corporation	1,200,384
82,500	Cleco Corporation	4,085,400
55,700	El Paso Electric Company	2,086,522
45,200	NorthWestern Corporation	1,944,504
49,000	PNM Resources, Inc.	1,176,490
54,800	Southwest Gas Corporation	2,776,716
6,600	UNS Energy Corporation	336,336

	Total	13,606,352

	Total Common Stock (cost $155,366,108)	241,244,940

Shares	Preferred Stock (0.7%)	Value
Financials (0.5%)
705	East West Bancorp, Inc.[c]	1,127,559

	Total	1,127,559

Health Care (0.2%)
37,530	National Healthcare Corporation, Convertible[c]	581,715
	Total	581,715

	Total Preferred Stock (cost $1,182,639)	1,709,274

Shares	Collateral Held for Securities Loaned (2.8%)	Value
6,855,300	Thrivent Cash Management Trust	6,855,300

	Total Collateral Held for Securities Loaned (cost $6,855,300)	6,855,300

Shares or Principal Amount	Short-Term Investments (2.0%)	Value
5,104,265	Thrivent Cash Management Trust 0.090%	5,104,265

	Total Short-Term Investments (at amortized cost)	5,104,265

	Total Investments (cost $168,508,312) 102.7%	$254,913,779

	Other Assets and Liabilities, Net (2.7%)	(6,806,621)

	Total Net Assets 100.0%	$248,107,158

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$93,092,194
Gross unrealized depreciation	(8,058,107)

Net unrealized appreciation (depreciation)	$85,034,087

Cost for federal income tax purposes	$169,879,692

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	38,010,954	38,010,954	–	–
Consumer Staples	1,421,565	1,421,565	–	–
Energy	9,385,744	9,385,744	–	–
Financials	61,129,009	61,129,009	–	–
Health Care	9,304,233	9,304,233	–	–
Industrials	64,377,296	64,377,296	–	–
Information Technology	21,616,159	21,616,159	–	–
Materials	21,477,260	19,409,316	2,067,944	–
Telecommunications Services	916,368	916,368	–	–
Utilities	13,606,352	13,606,352	–	–

Preferred Stock
Financials	1,127,559	1,127,559	–	–
Health Care	581,715	581,715	–	–
Collateral Held for Securities Loaned	6,855,300	6,855,300	–	–
Short-Term Investments	5,104,265	5,104,265	–	–

Total	$254,913,779	$252,845,835	$2,067,944	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Partner Small Cap Value Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(84)

Total Foreign Exchange Contracts		(84)

Total		($84)

The following table presents Partner Small Cap Value Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange
Contracts	$589	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust - Collateral Investment	$4,654,850	$38,649,125	$36,448,675	6,855,300	$6,855,300	$31,388
Cash Management Trust - Short Term Investment	3,272,308	14,244,040	12,412,083	5,104,265	5,104,265	2,101
Total Value and Income Earned	7,927,158				11,959,565	33,489

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (88.1%)	Value
Consumer Discretionary (10.6%)
90,000	Cheesecake Factory, Inc.	$3,583,800
207,907	Foot Locker, Inc.	7,249,717
74,800	GNC Holdings, Inc.	3,390,684
158,500	Meredith Corporation[a]	6,152,970
86,550	Papa John’s International, Inc.[b]	5,452,650
269,080	Pier 1 Imports, Inc.	6,245,347

	Total	32,075,168

Consumer Staples (4.1%)
78,192	Annie’s, Inc.[a,b]	2,954,875
131,092	Ingredion, Inc.	9,439,935

	Total	12,394,810

Energy (4.8%)
129,000	Oasis Petroleum, Inc.[b]	4,415,670
197,100	Patterson-UTI Energy, Inc.	4,156,839
403,296	Petroleum Geo-Services ASA	5,925,393

	Total	14,497,902

Financials (27.6%)
47,932	Affiliated Managers Group, Inc.[b]	7,462,054
45,200	Allied World Assurance Company Holdings AG	4,104,612
74,800	American Assets Trust, Inc.	2,525,248
70,242	American Campus Communities, Inc.	3,135,603
110,300	Aspen Insurance Holdings, Ltd.	4,212,357
108,900	BioMed Realty Trust, Inc.	2,451,339
121,230	Colonial Properties Trust	2,813,748
376,300	DCT Industrial Trust, Inc.	2,946,429
139,000	Douglas Emmett, Inc.	3,637,630
52,100	Extra Space Storage, Inc.	2,270,518
97,600	HCC Insurance Holdings, Inc.	4,157,760
50,600	Home Properties, Inc.	3,261,676
95,500	iShares Russell 2000 Index Fund	8,990,370
86,400	Pebblebrook Hotel Trust	2,346,624
261,409	Popular, Inc.[b]	7,447,542
67,000	ProAssurance Corporation	3,282,330
97,400	SVB Financial Group[b]	6,926,114
37,754	Taubman Centers, Inc.	3,228,345
54,428	Terreno Realty Corporation	1,024,335
140,000	Tower Group International, Ltd.	2,648,800
192,437	Zions Bancorporation	4,737,799

	Total	83,611,233

Health Care (4.6%)
124,500	Align Technology, Inc.[b]	4,123,440
49,954	HeartWare International, Inc.[a,b]	4,855,529
241,800	Hologic, Inc.[b]	4,925,466

	Total	13,904,435

Industrials (16.7%)
268,300	Actuant Corporation	8,397,790
93,800	Acuity Brands, Inc.	6,843,648
241,711	EMCOR Group, Inc.	9,039,991
162,200	GATX Corporation	8,264,090
132,100	HNI Corporation	4,548,203
115,800	Landstar System, Inc.	6,329,628
66,000	Manpower, Inc.	3,508,560
104,200	Woodward, Inc.	3,750,158

	Total	50,682,068

Information Technology (9.5%)
405,100	Atmel Corporation[b]	2,620,997
116,200	ExactTarget, Inc.[a,b]	2,275,196
70,700	Informatica Corporation[b]	2,328,151
5,843	Itron, Inc.[b]	231,675
182,736	Plantronics, Inc.	8,007,492
416,519	Teradyne, Inc.[b]	6,847,572
464,300	Vishay Intertechnology, Inc.[b]	6,518,772

	Total	28,829,855

Materials (5.4%)
78,300	Buckeye Technologies, Inc.	2,943,297
44,400	Eagle Materials, Inc.	3,008,100
107,100	H.B. Fuller Company	4,059,090
87,500	Materials Select Sector SPDR Fund	3,460,625
195,600	SunCoke Energy, Inc.[b]	2,959,428

	Total	16,430,540

Utilities (4.8%)
263,900	PNM Resources, Inc.	6,336,239
161,491	Southwest Gas Corporation	8,182,749

	Total	14,518,988

	Total Common Stock (cost $222,124,306)	266,944,999

Shares	Collateral Held for Securities Loaned (3.4%)	Value
10,335,752	Thrivent Cash Management Trust	10,335,752

	Total Collateral Held for Securities Loaned (cost $10,335,752)	10,335,752

Shares or Principal Amount	Short-Term Investments (11.8%)	Value
34,255,544	Thrivent Cash Management Trust 0.090%	34,255,544
1,500,000	U.S. Treasury Bills 0.085%, 6/13/2013[c,d]	1,499,848

	Total Short-Term Investments (at amortized cost)	35,755,392

	Total Investments (cost $268,215,450) 103.3%	$313,036,143

	Other Assets and Liabilities, Net (3.3%)	(9,942,818)

	Total Net Assets 100.0%	$303,093,325

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At April 30, 2013, $1,499,847 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$48,442,670
Gross unrealized depreciation	(3,507,952)

Net unrealized appreciation (depreciation)	$44,934,718

Cost for federal income tax purposes	$268,101,425

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	32,075,168	32,075,168	–	–
Consumer Staples	12,394,810	12,394,810	–	–
Energy	14,497,902	8,572,509	5,925,393	–
Financials	83,611,233	83,611,233	–	–
Health Care	13,904,435	13,904,435	–	–
Industrials	50,682,068	50,682,068	–	–
Information Technology	28,829,855	28,829,855	–	–
Materials	16,430,540	16,430,540	–	–
Utilities	14,518,988	14,518,988	–	–
Collateral Held for Securities Loaned	10,335,752	10,335,752	–	–
Short-Term Investments	35,755,392	34,255,544	1,499,848	–

Total	$313,036,143	$305,610,902	$7,425,241	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	618,985	618,985	–	–

Total Asset Derivatives	$618,985	$618,985	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	276	June 2013	$25,465,775	$26,084,760	$618,985
Total Futures Contracts					$618,985

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for Small Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	618,985
Total Equity Contracts		618,985
Total Asset Derivatives		$618,985

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Small Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	2,312,831
Total Equity Contracts		2,312,831

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(255)
Total Foreign Exchange Contracts		(255)

Total		$2,312,576

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for Small Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	2,252,402
Total Equity Contracts		2,252,402

Total		$2,252,402

The following table presents Small Cap Stock Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Equity Contracts	$28,985,070	9.9%	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$16,543	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust- Collateral Investment	$18,604,753	$78,575,076	$86,844,077	10,335,752	$10,335,752	$77,299
Cash Management Trust- Short Term Investment	29,007,394	38,369,734	33,121,584	34,255,544	34,255,544	18,075
Total Value and Income Earned	47,612,147				44,591,296	95,374

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (95.3%)	Value
Consumer Discretionary (18.2%)
82,300	Abercrombie & Fitch Company	$4,078,788
34,100	Darden Restaurants, Inc.	1,760,583
151,250	Discovery Communications, Inc.[a]	11,921,525
199,400	Dollar Tree, Inc.[a]	9,483,464
102,085	GNC Holdings, Inc.	4,627,513
126,300	L Brands, Inc.	6,366,783
89,900	Marriott International, Inc.	3,871,094
32,200	O’Reilly Automotive, Inc.[a]	3,455,704
62,200	PetSmart, Inc.	4,244,528
39,900	Ross Stores, Inc.	2,636,193
167,300	Toll Brothers, Inc.[a]	5,740,063
63,800	Tractor Supply Company	6,837,446
8,000	VF Corporation	1,425,760
40,100	Wynn Resorts, Ltd.	5,505,730

	Total	71,955,174

Consumer Staples (3.9%)
54,700	Clorox Company	4,717,875
67,000	Hain Celestial Group, Inc.[a,b]	4,371,750
27,600	Monster Beverage Corporation[a]	1,556,640
52,499	Whole Foods Market, Inc.	4,636,712

	Total	15,282,977

Energy (8.3%)
537,700	Alpha Natural Resources, Inc.[a]	3,989,734
92,900	Cameron International Corporation[a]	5,717,995
62,500	Concho Resources, Inc.[a]	5,383,125
130,500	Peabody Energy Corporation	2,617,830
37,100	Range Resources Corporation	2,727,592
69,700	SM Energy Company	4,251,700
102,800	Southwestern Energy Company[a]	3,846,776
327,500	Weatherford International, Ltd.[a]	4,188,725

	Total	32,723,477

Financials (7.0%)
65,120	Affiliated Managers Group, Inc.[a]	10,137,882
68,000	Ameriprise Financial, Inc.	5,068,040
69,500	Discover Financial Services	3,039,930
138,700	First Republic Bank	5,267,826
57,100	T. Rowe Price Group, Inc.	4,139,750

	Total	27,653,428

Health Care (11.2%)
28,700	Actavis, Inc.[a]	3,034,451
88,127	AmerisourceBergen Corporation	4,769,433
87,300	BioMarin Pharmaceutical, Inc.[a]	5,726,880
68,852	Catamaran Corporation[a]	3,974,826
46,400	CIGNA Corporation	3,070,288
89,400	Hologic, Inc.[a]	1,821,078
29,200	Mettler-Toledo International, Inc.[a]	6,101,632
41,900	Onyx Pharmaceuticals, Inc.[a]	3,972,120
56,300	Perrigo Company	6,722,783
138,000	Thoratec Corporation[a]	4,995,600

	Total	44,189,091

Industrials (19.9%)
180,277	AMETEK, Inc.	7,339,077
75,500	B/E Aerospace, Inc.[a]	4,736,870
118,700	Expeditors International of Washington, Inc.	4,264,891
37,555	Flowserve Corporation	5,938,196
110,600	Fortune Brands Home and Security, Inc.[a]	4,024,734
47,500	GATX Corporation	2,420,125
50,700	Graco, Inc.	3,068,871
52,100	Jacobs Engineering Group, Inc.[a]	2,630,008
109,200	JB Hunt Transport Services, Inc.	7,760,844
75,600	Kansas City Southern	8,245,692
71,200	Pentair, Ltd.	3,869,720
180,500	Quanta Services, Inc.[a]	4,960,140
87,000	Robert Half International, Inc.	2,855,340
55,000	Roper Industries, Inc.	6,580,750
69,000	Stericycle, Inc.[a]	7,474,080
48,500	United Rentals, Inc.[a,b]	2,551,585

	Total	78,720,923

Information Technology (20.1%)
144,879	Agilent Technologies, Inc.	6,003,786
105,100	ANSYS, Inc.[a]	8,498,386
407,180	Atmel Corporation[a]	2,634,454
140,986	Autodesk, Inc.[a]	5,552,029
153,000	Ciena Corporation[a]	2,288,880
76,600	F5 Networks, Inc.[a]	5,854,538
149,500	Juniper Networks, Inc.[a]	2,474,225
114,700	Lam Research Corporation[a]	5,301,434
11,600	LinkedIn Corporation[a]	2,228,244
38,400	Mercadolibre, Inc.[b]	3,862,656
158,119	Microchip Technology, Inc.[b]	5,758,694
44,700	Nice Systems, Ltd. ADR[a]	1,585,509
205,219	Nuance Communications, Inc.[a,b]	3,907,370
550,000	NVIDIA Corporation	7,573,500
233,900	NXP Semiconductors NVa	6,443,945
42,600	Red Hat, Inc.[a]	2,041,818
106,700	Synopsys, Inc.[a]	3,795,319
28,900	Teradata Corporation[a]	1,475,923
107,629	VeriFone Systems, Inc.[a]	2,311,871

	Total	79,592,581

Materials (5.0%)
55,500	Airgas, Inc.	5,364,075
59,400	Albemarle Corporation	3,638,250
71,500	Celanese Corporation	3,532,815
55,600	FMC Corporation	3,374,920
64,200	Newmont Mining Corporation	2,080,080
69,800	Silver Wheaton Corporation	1,712,194

	Total	19,702,334

Telecommunications Services (1.7%)
25,300	SBA Communications Corporation[a]	1,998,447
174,600	TW Telecom, Inc.[a]	4,728,168

	Total	6,726,615

	Total Common Stock (cost $286,639,064)	376,546,600

Shares	Collateral Held for Securities Loaned (3.9%)	Value
15,253,087	Thrivent Cash Management Trust	15,253,087

	Total Collateral Held for Securities Loaned (cost $15,253,087)	15,253,087

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.7%)	Value
	Thrivent Cash Management Trust
18,705,785	0.090%	$18,705,785

	Total Short-Term Investments (at amortized cost)	18,705,785

	Total Investments (cost $320,597,936) 103.9%	$410,505,472

	Other Assets and Liabilities, Net (3.9%)	(15,527,446)

	Total Net Assets 100.0%	$394,978,026

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$99,896,570
Gross unrealized depreciation	(10,201,512)

Net unrealized appreciation (depreciation)	$89,695,058

Cost for federal income tax purposes	$320,810,414

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	71,955,174	71,955,174	–	–
Consumer Staples	15,282,977	15,282,977	–	–
Energy	32,723,477	32,723,477	–	–
Financials	27,653,428	27,653,428	–	–
Health Care	44,189,091	44,189,091	–	–
Industrials	78,720,923	78,720,923	–	–
Information Technology	79,592,581	79,592,581	–	–
Materials	19,702,334	19,702,334	–	–
Telecommunications Services	6,726,615	6,726,615	–	–
Collateral Held for Securities Loaned	15,253,087	15,253,087	–	–
Short-Term Investments	18,705,785	18,705,785	–	–

Total	$410,505,472	$410,505,472	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust-Collateral Investment	$12,303,975	$59,879,113	$56,930,001	15,253,087	$15,253,087	$5,596
Cash Management Trust-Short Term Investment	19,928,389	43,363,480	44,586,084	18,705,785	18,705,785	9,105
Total Value and Income Earned	32,232,364				33,958,872	14,701

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (97.4%)	Value
Consumer Discretionary (10.4%)
1,797	AutoZone, Inc.[a]	$735,135
23,304	Delphi Automotive plc	1,076,878
78,432	Liberty Interactive Corporation[a]	1,669,817
9,804	Liberty Media Corporation[a]	1,126,284
36,272	Macy’s, Inc.	1,617,731
100,316	MGM Resorts International[a]	1,416,462
8,209	PetSmart, Inc.	560,182
12,398	PVH Corporation	1,430,853
10,595	Scripps Networks Interactive	705,415
15,900	Starwood Hotels & Resorts Worldwide, Inc.	1,025,868
40,602	Toll Brothers, Inc.[a]	1,393,055
13,324	TRW Automotive Holdings Corporation[a]	800,373
10,141	Whirlpool Corporation	1,158,913

	Total	14,716,966

Consumer Staples (4.8%)
10,954	Church & Dwight Company, Inc.	699,851
24,487	Coca-Cola Enterprises, Inc.	896,959
29,563	Constellation Brands, Inc.[a]	1,458,934
13,536	Hain Celestial Group, Inc.[a,b]	883,224
18,807	Ingredion, Inc.	1,354,292
27,567	Monster Beverage Corporation[a]	1,554,779

	Total	6,848,039

Energy (8.7%)
22,714	Cameron International Corporation[a]	1,398,047
13,368	Concho Resources, Inc.[a]	1,151,386
26,810	EQT Corporation	2,013,967
19,081	HollyFrontier Corporation	943,555
8,967	Marathon Petroleum Corporation	702,654
9,198	Oil States International, Inc.[a]	821,933
11,413	Pioneer Natural Resources Company	1,395,011
15,898	Range Resources Corporation	1,168,821
40,366	Southwestern Energy Company[a]	1,510,496
22,050	Tesoro Corporation	1,177,470

	Total	12,283,340

Financials (29.2%)
20,047	Alexandria Real Estate Equities, Inc.	1,458,820
18,813	AvalonBay Communities, Inc.	2,502,882
12,378	Camden Property Trust	895,425
35,431	CIT Group, Inc.[a]	1,506,172
20,723	Digital Realty Trust, Inc.	1,461,386
12,990	Everest Re Group, Ltd.	1,753,520
27,286	First Republic Bank	1,036,322
65,450	Hartford Financial Services Group, Inc.	1,838,491
79,952	Invesco, Ltd.	2,537,676
8,271	iShares Russell Midcap Value Index Fund	477,650
62,619	Kimco Realty Corporation	1,489,080
26,626	Lazard, Ltd.	902,621
37,744	Liberty Property Trust	1,622,615
28,216	M&T Bank Corporation[b]	2,827,243
1,990	Markel Corporation[a,b]	1,067,138
106,525	MFA Financial, Inc.	987,487
32,106	NASDAQ OMX Group, Inc.	946,485
12,532	Northern Trust Corporation	675,725
10,354	PartnerRe, Ltd.	976,796
61,650	Principal Financial Group, Inc.	2,225,565
114,013	SLM Corporation	2,354,368
31,866	Tanger Factory Outlet Centers, Inc.	1,182,866
101,037	Two Harbors Investment Corporation	1,210,423
28,266	Ventas, Inc.	2,250,822
39,653	W.R. Berkley Corporation	1,721,733
18,600	Willis Group Holdings plc	738,048
53,385	XL Group plc	1,662,409
42,236	Zions Bancorporation	1,039,850

	Total	41,349,618

Health Care (6.8%)
49,345	Aetna, Inc.	2,834,377
15,614	AmerisourceBergen Corporation	845,030
165,419	Boston Scientific Corporation[a]	1,238,988
79,589	Hologic, Inc.[a]	1,621,228
8,945	Life Technologies Corporation[a]	659,157
48,905	Mylan, Inc.[a]	1,423,624
13,050	Vertex Pharmaceuticals, Inc.[a]	1,002,501

	Total	9,624,905

Industrials (10.3%)
14,286	B/E Aerospace, Inc.[a]	896,304
15,408	Carlisle Companies, Inc.	999,517
3,111	Dover Corporation	214,597
5,655	Flowserve Corporation	894,169
23,955	Fortune Brands Home and Security, Inc.[a]	871,722
10,018	Hubbell, Inc.	961,327
16,568	Jacobs Engineering Group, Inc.[a]	836,353
15,660	Lennox International, Inc.	970,920
37,241	Owens Corning, Inc.[a]	1,566,356
10,668	Rockwell Automation, Inc.	904,433
31,894	Sensata Technologies Holding NVa	1,066,854
13,976	Stanley Black & Decker, Inc.	1,045,545
23,148	Timken Company	1,216,890
8,762	Triumph Group, Inc.	700,084
19,567	Waste Connections, Inc.	742,568
26,548	Xylem, Inc.	736,707

	Total	14,624,346

Information Technology (11.1%)
23,650	Adobe Systems, Inc.[a]	1,066,142
32,550	Agilent Technologies, Inc.	1,348,872
65,612	Altera Corporation	2,100,240
10,291	Amphenol Corporation	777,176
44,871	Avago Technologies, Ltd.	1,434,077
32,178	Fidelity National Information Services, Inc.	1,353,085
101,396	Juniper Networks, Inc.[a]	1,678,104
48,688	Lam Research Corporation[a]	2,250,359
37,949	NetApp, Inc.[a]	1,324,041
101,368	Polycom, Inc.[a]	1,064,364
54,488	PTC, Inc.[a]	1,308,257

	Total	15,704,717

Materials (5.4%)
12,545	Axiall Corporation	657,985
26,168	Carpenter Technology Corporation	1,176,513
32,106	Celanese Corporation	1,586,357

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (97.4%)	Value
Materials (5.4%) - continued
25,816	International Paper Company	$1,212,836
21,880	Packaging Corporation of America	1,040,613
19,681	Reliance Steel & Aluminum Company	1,280,643
32,833	Sealed Air Corporation	726,266

	Total	7,681,213

Telecommunications Services (0.8%)
157,997	Sprint Nextel Corporation[a]	1,113,879

	Total	1,113,879

Utilities (9.9%)
83,846	Calpine Corporation[a]	1,821,974
46,568	CMS Energy Corporation	1,394,246
31,555	NiSource, Inc.	969,685
23,352	Northeast Utilities	1,058,546
10,968	OGE Energy Corporation	794,412
68,576	PPL Corporation	2,289,067
34,901	Questar Corporation	886,136
24,832	SCANA Corporation	1,345,894
18,862	Sempra Energy	1,562,717
59,614	Xcel Energy, Inc.	1,895,129

	Total	14,017,806

	Total Common Stock (cost $113,018,851)	137,964,829

Shares	Collateral Held for Securities Loaned (3.1%)	Value
4,383,242	Thrivent Cash Management Trust	4,383,242

	Total Collateral Held for Securities Loaned (cost $4,383,242)	4,383,242

Shares or Principal Amount	Short-Term Investments (2.1%)	Value
	Thrivent Cash Management Trust
3,043,283	0.090%	3,043,283

	Total Short-Term Investments (at amortized cost)	3,043,283

	Total Investments (cost $120,445,376) 102.6%	$145,391,354

	Other Assets and Liabilities, Net (2.6%)	(3,733,141)

	Total Net Assets 100.0%	$141,658,213

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$25,390,104
Gross unrealized depreciation	(844,840)

Net unrealized appreciation (depreciation)	$24,545,264

Cost for federal income tax purposes	$120,846,090

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	14,716,966	14,716,966	–	–
Consumer Staples	6,848,039	6,848,039	–	–
Energy	12,283,340	12,283,340	–	–
Financials	41,349,618	41,349,618	–	–
Health Care	9,624,905	9,624,905	–	–
Industrials	14,624,346	14,624,346	–	–
Information Technology	15,704,717	15,704,717	–	–
Materials	7,681,213	7,681,213	–	–
Telecommunications Services	1,113,879	1,113,879	–	–
Utilities	14,017,806	14,017,806	–	–
Collateral Held for Securities Loaned	4,383,242	4,383,242	–	–
Short-Term Investments	3,043,283	3,043,283	–	–

Total	$145,391,354	$145,391,354	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust- Collateral Investment	$4,042,325	$13,239,739	$12,898,822	4,383,242	$4,383,242	$5,119
Cash Management Trust- Short Term Investment	2,762,894	19,951,961	19,671,572	3,043,283	3,043,283	1,293
Total Value and Income Earned	6,805,219				7,426,525	6,412

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (95.4%)	Value
Consumer Discretionary (12.4%)
216,300	Charter Communications, Inc.[a]	$21,790,062
234,800	Cheesecake Factory, Inc.	9,349,736
306,900	DISH Network Corporation	12,027,411
148,300	Michael Kors Holdings, Ltd.[a]	8,444,202
207,600	Omnicom Group, Inc.	12,408,252
192,300	Penn National Gaming, Inc.[a]	11,259,165
306,700	Tempur-Pedic International, Inc.[a]	14,874,950
362,800	Toll Brothers, Inc.[a]	12,447,668

	Total	102,601,446

Consumer Staples (2.2%)
225,300	Ingredion, Inc.	16,223,853
32,487	TreeHouse Foods, Inc.[a]	2,069,747

	Total	18,293,600

Energy (6.2%)
1,463,634	Alpha Natural Resources, Inc.[a]	10,860,164
83,400	Concho Resources, Inc.[a]	7,183,242
157,200	Ensco plc	9,067,296
625,900	Patterson-UTI Energy, Inc.	13,200,231
301,400	Southwestern Energy Company[a]	11,278,388

	Total	51,589,321

Financials (21.2%)
246,700	Axis Capital Holdings, Ltd.	11,010,221
587,600	CBL & Associates Properties, Inc.	14,184,664
590,626	HCC Insurance Holdings, Inc.	25,160,668
684,209	Host Hotels & Resorts, Inc.	12,500,498
2,007,200	Huntington Bancshares, Inc.	14,391,624
341,782	Lazard, Ltd.	11,586,410
112,300	M&T Bank Corporation[b]	11,252,460
453,100	NASDAQ OMX Group, Inc.	13,357,388
248,290	Northern Trust Corporation	13,387,797
528,200	Piedmont Office Realty Trust, Inc.	10,838,664
269,300	Protective Life Corporation	10,249,558
295,712	W.R. Berkley Corporation	12,839,815
582,202	Zions Bancorporation	14,333,813

	Total	175,093,580

Health Care (12.3%)
371,100	Allscripts Healthcare Solutions, Inc.[a]	5,136,024
102,814	C.R. Bard, Inc.	10,215,599
197,900	Illumina, Inc.[a,b]	12,802,151
322,000	Medicines Company[a]	10,870,720
222,100	ResMed, Inc.[b]	10,665,242
373,800	Thoratec Corporation[a]	13,531,560
182,000	Vertex Pharmaceuticals, Inc.[a]	13,981,240
111,100	Waters Corporation[a]	10,265,640
190,263	Zimmer Holdings, Inc.	14,545,606

	Total	102,013,782

Industrials (12.0%)
203,241	ADT Corporation[a]	8,869,437
365,217	CSX Corporation	8,980,686
67,600	Flowserve Corporation	10,688,912
453,900	Foster Wheeler AGa	9,577,290
533,930	Manitowoc Company, Inc.	10,016,527
167,598	Manpower, Inc.	8,909,510
448,644	Oshkosh Corporation[a]	17,613,764
134,818	Parker Hannifin Corporation	11,940,830
917,400	Southwest Airlines Company	12,568,380

	Total	99,165,336

Information Technology (21.0%)
184,700	Alliance Data Systems Corporation[a,b]	31,725,919
1,107,490	Applied Materials, Inc.	16,069,680
306,100	Autodesk, Inc.[a]	12,054,218
492,188	CoreLogic, Inc.[a]	13,426,889
211,053	eBay, Inc.[a]	11,057,067
315,359	Itron, Inc.[a]	12,503,984
491,650	Juniper Networks, Inc.[a]	8,136,807
1,178,662	NVIDIA Corporation	16,230,176
1,066,051	Teradyne, Inc.[a]	17,525,878
1,686,792	TriQuint Semiconductor, Inc.[a]	9,850,865
1,069	Workday, Inc.[a]	66,973
325,082	Xilinx, Inc.	12,323,859
502,200	Yahoo!, Inc.[a]	12,419,406

	Total	173,391,721

Materials (3.7%)
357,200	Owens-Illinois, Inc.[a]	9,387,216
187,364	Silgan Holdings, Inc.	8,969,114
829,794	Steel Dynamics, Inc.	12,480,102

	Total	30,836,432

Utilities (4.4%)
423,200	CMS Energy Corporation	12,670,608
571,438	NV Energy, Inc.	12,360,204
321,800	Public Service Enterprise Group, Inc.	11,781,098

	Total	36,811,910

	Total Common Stock (cost $600,931,240)	789,797,128

Shares	Collateral Held for Securities Loaned (8.1%)	Value
66,848,050	Thrivent Cash Management Trust	66,848,050

	Total Collateral Held for Securities Loaned (cost $66,848,050)	66,848,050

Shares or Principal Amount	Short-Term Investments (4.4%)	Value
	Thrivent Cash Management Trust
36,062,251	0.090%	36,062,251

	Total Short-Term Investments (at amortized cost)	36,062,251

	Total Investments (cost $703,841,541) 107.9%	$892,707,429

	Other Assets and Liabilities, Net (7.9%)	(65,126,398)

	Total Net Assets 100.0%	$827,581,031

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$205,480,814
Gross unrealized depreciation	(16,458,171)

Net unrealized appreciation (depreciation)	$189,022,643

Cost for federal income tax purposes	$703,684,786

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	102,601,446	102,601,446	–	–
Consumer Staples	18,293,600	18,293,600	–	–
Energy	51,589,321	51,589,321	–	–
Financials	175,093,580	175,093,580	–	–
Health Care	102,013,782	102,013,782	–	–
Industrials	99,165,336	99,165,336	–	–
Information Technology	173,391,721	173,391,721	–	–
Materials	30,836,432	30,836,432	–	–
Utilities	36,811,910	36,811,910	–	–
Collateral Held for Securities Loaned	66,848,050	66,848,050	–	–
Short-Term Investments	36,062,251	36,062,251	–	–

Total	$892,707,429	$892,707,429	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust- Collateral Investment	$66,998,025	$322,664,858	$322,814,833	66,848,050	$66,848,050	$35,226
Cash Management Trust- Short Term Investment	8,537,682	69,291,936	41,767,367	36,062,251	36,062,251	14,668
Total Value and Income Earned	75,535,707				102,910,301	49,894

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (87.5%)	Value
Australia (3.5%)
234,388	Amcor, Ltd.	$2,407,132
28,061	Australia & New Zealand Banking Group, Ltd.	927,337
556,110	Beach Energy, Ltd.	785,545
58,420	BHP Billiton, Ltd.	1,964,018
291,723	Breville Group, Ltd.	2,110,955
1,355,932	Clough, Ltd.	1,658,719
51,377	CSL, Ltd.	3,357,635
210,877	DuluxGroup, Ltd.	1,026,495
27,395	Flight Centre, Ltd.[a]	1,084,613
117,297	McMillan Shakespeare, Ltd.	1,856,158
338,146	Mermaid Marine Australia, Ltd.	1,354,456
50,308	Ramsay Health Care, Ltd.	1,670,540
290,965	RCR Tomlinson, Ltd.	682,091
323,681	SAI Global, Ltd.	1,182,861
428,302	Skilled Group, Ltd.	1,266,634
402,654	Westfield Retail Trust	1,376,793
87,919	Woolworths, Ltd.	3,320,631

	Total	28,032,613

Austria (0.2%)
268,520	Immofinanz AGb	1,097,951
18,811	Voestalpine AG	589,838

	Total	1,687,789

Belgium (0.9%)
43,692	Anheuser-Busch InBev NV	4,197,517
14,502	Delhaize Group SA	907,440
26,349	EVS Broadcast Equipment SAc	1,785,215

	Total	6,890,172

Bermuda (<0.1%)
177,000	Pacific Basin Shipping, Ltd.	101,252
2,821	VimpelCom, Ltd.	30,890

	Total	132,142

Brazil (2.6%)
7,523	Autometal SA	78,887
233,399	Banco Bradesco SA ADR	3,872,089
17,300	Cia Paranaense de Energia	307,479
10,700	Cyrela Brazil Realty SA Empreendimentos e Participacoes	96,638
25,900	Embraer SA	225,763
23,600	Even Construtora e Incorporadora SA	110,643
37,000	Lojas Renner SA	1,404,733
78,000	MMX Mineracao e Metalicos SAb	91,226
42,707	Multiplan Empreendimentos Imobiliarios SA	1,219,042
290,250	Petroleo Brasileiro SA ADR	5,688,667
691,702	Rossi Residencial SAb	1,165,081
96,500	Souza Cruz SA	1,483,131
12,111	Sul America SA	90,496
106,412	Ultrapar Participacoes SA	2,829,498
137,075	Vale SA ADR	2,342,612

	Total	21,005,985

Canada (3.0%)
25,421	Agrium, Inc.	2,330,268
25,787	Alimentation Couche-Tard, Inc.	1,566,750
13,301	ATCO, Ltd.	1,273,923
37,124	Canadian National Railway Company	3,634,463
72,081	Canadian Oil Sands, Ltd.	1,415,935
15,008	Dollarama, Inc.	1,099,400
237,600	Encana Corporation	4,383,719
26,637	Gibson Energy, Inc.	694,051
55,140	Husky Energy, Inc.	1,593,803
10,926	Metro, Inc.	740,944
61,458	Parkland Fuel Corporation	1,015,709
41,742	RioCan Real Estate Investment Trust	1,222,697
24,697	Rogers Communications, Inc.	1,218,119
14,798	West Fraser Timber Company, Ltd.	1,292,007
82,219	Whitecap Resources, Inc.	843,858

	Total	24,325,646

Cayman Islands (0.2%)
2,316,000	NagaCorp, Ltd.	1,841,352

	Total	1,841,352

Chile (0.2%)
126,119	Aguas Andinas SA	100,424
56,106	Banco Santander Chile SA ADR	1,494,664
11,738	Cia Cervecerias Unidas SA	405,313

	Total	2,000,401

China (0.5%)
61,000	China Shenhua Energy Company, Ltd.	216,298
196,000	Dongfeng Motor Group Company, Ltd.	292,821
2,359,000	PetroChina Company, Ltd.	3,006,850
146,000	Yanzhou Coal Mining Company, Ltd.	152,591

	Total	3,668,560

Colombia (0.1%)
6,042	Bancolombia SA	409,466

	Total	409,466

Cyprus (0.2%)
184,736	Prosafe SE	1,776,557

	Total	1,776,557

Czech Republic (<0.1%)
1,682	Komercni Banka AS	322,078

	Total	322,078

Denmark (1.7%)
51,385	Christian Hansen Holding AS	1,854,307
36,097	Coloplast AS	1,963,907
283,750	Danske Bank ASb	5,373,324
57,153	GN Store Nord AS	1,045,288
19,738	Novo Nordisk AS	3,474,378

	Total	13,711,204

Finland (0.8%)
100,460	Amer Sports Oyj	1,711,652
200,050	Neste Oil Oyj	3,123,943
96,620	Outotec Oyj	1,413,543

	Total	6,249,138

France (5.5%)
37,027	Alstom SA	1,520,631

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (87.5%)	Value
France (5.5%) - continued
43,503	Alten SA	$1,567,490
267,616	AXA SA	5,011,545
103,050	Cap Gemini SA	4,751,237
125,898	Compagnie de Saint-Gobain	5,042,083
191,550	GDF Suez	4,106,892
42,310	Ingenico	2,842,354
12,627	Renault SA	871,451
28,408	Rubis SCA	1,826,887
50,676	Safran SA	2,491,016
15,713	Sartorius Stedim Biotech	2,226,593
86,750	Total SA	4,366,742
35,606	Vinci SA	1,716,454
7,241	Virbac SA	1,478,086
206,140	Vivendi SA	4,669,460

	Total	44,488,921

Germany (5.0%)
18,236	Aurubis AG	1,150,456
55,073	BASF SE	5,155,526
9,495	Bayer AG	992,669
12,243	Bilfinger SE	1,228,820
8,191	Continental AGb	974,302
92,300	Daimler AG	5,117,578
73,850	Deutsche Boerse AG	4,615,338
7,487	Duerr AG	853,407
43,628	Gerry Weber International AG	1,916,259
22,925	Hannover Rueckversicherung SE	1,939,595
14,805	Muenchener Rueckversicherungs- Gesellschaft AG	2,965,536
59,254	Norma Group AG	2,092,988
15,333	Pfeiffer Vacuum Technology AG	1,865,867
13,020	SAP AG ADR	1,037,980
12,783	Siemens AG	1,335,658
50,957	Suedzucker AG	2,055,755
44,460	Symrise AG	1,900,390
186,250	ThyssenKrupp AGb	3,376,473

	Total	40,574,597

Hong Kong (3.0%)
572,400	AIA Group, Ltd.	2,546,298
405,500	China Mobile, Ltd.	4,459,939
2,414,050	Guangzhou Automobile Group Company, Ltd.	1,995,995
393,000	Hang Lung Group, Ltd.	2,319,999
444,550	Hutchison Whampoa, Ltd.	4,836,360
1,870,158	New World Development Company, Ltd.	3,269,209
148,000	Sinotruk Hong Kong, Ltd.	82,511
150,500	Swire Pacific, Ltd., Class A	1,915,141
270,000	Swire Pacific, Ltd., Class B	651,431
166,950	Swire Properties, Ltd.	596,902
45,000	Weichai Power Company, Ltd.	157,193
217,000	Wheelock and Company, Ltd.	1,209,239

	Total	24,040,217

Hungary (0.2%)
9,001	Richter Gedeon Nyrt	1,336,118

	Total	1,336,118

India (1.7%)
22,800	GlaxoSmithKline Pharmaceuticals, Ltd.	957,954
9,500	Grasim Industries, Ltd.	517,310
40,779	Hero Motocorp, Ltd.	1,245,904
166,000	Hindustan Unilever, Ltd.	1,798,808
182,000	Housing Development Finance Corporation	2,866,934
65,000	ICICI Bank, Ltd.	1,411,525
53,800	Infosys, Ltd.	2,228,446
4,500	Infosys, Ltd. ADR	187,830
218,864	ITC, Ltd.	1,337,363
8,335	Reliance Industries, Ltd.[d]	246,330
31,428	Ultra Tech Cement, Ltd.	1,110,104

	Total	13,908,508

Indonesia (0.5%)
106,500	AKR Corporindo Tbk PT	56,482
212,500	Bank Rakyat Indonesia Persero Tbk PT	205,812
61,000	Indo Tambangraya Megah Tbk PT	230,808
3,825,000	PT Astra International Tbk	2,894,175
109,500	United Tractors Tbk PT	200,274
583,000	Vale Indonesia Tbk PT	171,599

	Total	3,759,150

Ireland (0.6%)
21,315	Paddy Power plc	1,795,128
45,299	Ryanair Holdings plc ADR	1,963,259
71,675	Smurfit Kappa Group plc	1,065,659

	Total	4,824,046

Israel (0.4%)
76,200	Teva Pharmaceutical Industries, Ltd. ADR	2,917,698

	Total	2,917,698

Italy (2.4%)
44,561	Azimut Holding SPA	829,332
44,664	Brembo SPA	731,604
30,759	Danieli & Company Officine Meccaniche SPA	784,975
278,810	Eni SPA	6,654,194
3,683,300	Intesa Sanpaolo SPA	6,689,307
35,236	Prysmian SPA	711,226
53,874	Recordati SPA	555,327
4,009,825	Telecom Italia SPA	2,784,910

	Total	19,740,875

Japan (16.9%)
106,100	Aderans Company, Ltd.	1,774,123
160,000	Aiful Corporation[b]	1,828,013
101,700	Asics Corporation	1,835,959
31,600	Astellas Pharmaceutical, Inc.	1,841,808
215,950	Bridgestone Corporation	8,150,687
5,000	Daihatsu Motor Company, Ltd.	99,184
68,800	Daiichi Sankyo Company, Ltd.	1,346,190
63,000	Daiwa House Industry Company, Ltd.	1,423,931
715,264	Daiwa Securities Group, Inc.	6,346,288
27,300	East Japan Railway Company	2,304,578
17,000	Electric Power Development Company, Ltd.	485,520
122,000	Fuji Heavy Industries, Ltd.	2,302,809
87,000	Hino Motors, Ltd.	1,328,914
278,000	Hitachi, Ltd.	1,776,655
15,100	Idemitsu Kosan Company, Ltd.	1,277,460
120,000	Jaccs Company, Ltd.	828,240
105,600	Japan Tobacco, Inc.	3,991,811

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (87.5%)	Value
Japan (16.9%) - continued
93,100	JTEKT Corporation	$949,281
256,000	Kawasaki Heavy Industries, Ltd.	816,366
37,400	KDDI Corporation	1,798,466
130,000	Kirin Holdings Company, Ltd.	2,274,866
970	M3, Inc.	2,193,962
23,000	Marubeni Corporation	165,100
32,900	Matsumotokiyoshi Holdings Company, Ltd.	941,765
280,000	Mitsubishi Heavy Industries, Ltd.	1,930,895
181,100	Mitsubishi UFJ Financial Group, Inc.	1,228,735
387,000	Mitsui Engineering & Shipbuilding Company, Ltd.	716,066
54,000	Mitsui Fudosan Company, Ltd.	1,837,783
79,200	MonotaRO Company, Ltd.	2,018,162
256,050	Mori Seiki Company, Ltd.	3,217,759
287,757	MS and AD Insurance Group Holdings, Inc.	7,720,719
137,000	Nikkiso Company, Ltd.	1,941,473
152,000	Nikon Corporation	3,308,452
1,892,150	Nippon Sheet Glass Company[b]	2,181,171
492,500	Nissan Motor Company, Ltd.	5,137,912
30,451	Pigeon Corporation	2,619,676
24,000	Relo Holdings, Inc.[c]	1,349,359
27,100	Ryohin Keikaku Company, Ltd.	2,559,262
43,000	SCSK Corporation	958,213
59,700	Seiko Epson Corporation	684,421
62,000	Sekisui House, Ltd.	929,339
58,400	Softbank Corporation	2,896,286
65,400	Sony Corporation	1,075,045
462,650	Sumitomo Corporation	5,791,931
19,600	Sumitomo Mitsui Financial Group, Inc.	926,440
1,504,200	Sumitomo Mitsui Trust Holdings, Inc.	7,559,371
28,000	Sumitomo Realty & Development Company, Ltd.	1,323,318
27,500	Sysmex Corporation	1,773,488
161,000	Tokyo Gas Company, Ltd.	919,013
109,100	Totetsu Kogyo Company, Ltd.	1,824,206
31,000	Toyo Suisan Kaisha, Ltd.	1,053,551
74,000	Toyo Tanso Company, Ltd.	1,618,327
136,500	Toyota Motor Corporation	7,922,167
138,700	Tsukui Corporation	2,064,175
19,700	Tsuruha Holdings, Inc.	1,919,688
61,800	United Arrows, Ltd.	2,396,066
143	Wacom Company, Ltd.	655,426
28,100	West Japan Railway Company	1,359,543
149,000	Yaskawa Electric Corporation	1,823,120
47,900	Zenkoku Hosho Company, Ltd.	2,052,247
19,000	ZUIKO Corporation[c]	1,501,448

	Total	136,876,229

Jersey (0.7%)
362,850	WPP plc	5,998,756

	Total	5,998,756

Lebanon (<0.1%)
1,525	Solidere	20,054

	Total	20,054

Luxembourg (0.4%)
59,000	Tenaris SA ADR	2,624,910
13,391	Ternium SA ADR	313,483

	Total	2,938,393

Malaysia (0.2%)
284,800	CIMB Group Holdings Berhad	725,031
92,300	Genting Berhad	318,770
50,700	Malayan Banking Berhad	160,393
135,500	Public Bank Berhad	731,276

	Total	1,935,470

Mexico (1.2%)
470,400	America Movil SAB de CV	504,015
168,000	Consorcio ARA SAB de CVb	55,344
28,000	Fomento Economico Mexicano SAB de CV ADR	3,174,920
11,100	Grupo Aeroportuario del Sureste SAB de CV ADR	1,377,621
446,163	Grupo Financiero Banorte SAB de CV ADR	3,362,124
271,000	Organizacion Soriana SAB de CV	1,115,933

	Total	9,589,957

Netherlands (3.4%)
52,254	Aalberts Industries NV	1,172,738
1,121,000	Aegon NV	7,488,000
62,934	Arcadis NV	1,739,924
37,676	European Aeronautic Defence and Space Company	1,990,487
68,875	Koninklijke (Royal) Philips Electronics NV	1,906,326
89,150	Koninklijke DSM NV	5,746,227
24,033	Nutreco NVb	2,285,212
67,921	TKH Group NVc	1,846,044
85,922	Unilever NV	3,661,252

	Total	27,836,210

New Zealand (0.3%)
423,248	Ryman Healthcare, Ltd.	2,214,367

	Total	2,214,367

Norway (0.9%)
24,760	Petroleum Geo-Services ASA	363,784
73,174	Statoil ASA	1,791,400
46,723	TGS Nopec Geophysical Company ASA	1,680,026
176,535	Tomra Systems ASA	1,653,150
36,663	Yara International ASA	1,722,206

	Total	7,210,566

Panama (<0.1%)
2,592	Copa Holdings SA	325,503

	Total	325,503

Philippines (0.5%)
2,575,500	Ayala Land, Inc.	2,033,987
675,966	Bank of the Philippine Islands	1,688,144

	Total	3,722,131

Poland (0.3%)
6,574	Bank Handlowy w Warszawie SA	195,811
42,624	Bank Pekao SA	2,044,888
6,692	Grupa Lotos SAb	80,609

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (87.5%)	Value
Poland (0.3%) - continued
28,405	Telekomunikacja Polska SA	$63,368

	Total	2,384,676

Portugal (0.4%)
3,077,825	Banco Espirito Santo SAb	3,526,563

	Total	3,526,563

Russia (0.6%)
54,791	Gazprom OAO	435,588
45,500	Lukoil ADR	2,893,071
18,698	Magnit OJSC	955,475
17,448	Novolipetsk Steel OJSC	293,108
17,055	Sberbank of Russia	220,124

	Total	4,797,366

Singapore (1.5%)
1,300,000	China Minzhong Food Corporation, Ltd.[a,b]	1,059,471
960,000	Ezion Holdings, Ltd.	1,595,164
4,559,000	GMG Global, Ltd.	426,259
358,560	Keppel Corporation, Ltd.	3,127,627
71,712	Keppel REIT Management, Ltd.[c]	88,010
1,191,000	Osim International, Ltd.	1,934,050
666,000	Raffles Medical Group, Ltd.	1,849,311
667,000	Super Group, Ltd.	2,128,205

	Total	12,208,097

South Africa (0.6%)
17,789	ABSA Group, Ltd.	293,078
8,559	AngloGold Ashanti, Ltd.	166,901
12,681	Aveng, Ltd.	41,688
13,322	Impala Platinum Holdings, Ltd.[c]	182,571
67,890	Massmart Holdings, Ltd.	1,407,203
15,867	MTN Group, Ltd.	286,336
33,210	PPC, Ltd.	121,426
17,994	Reunert, Ltd.	156,389
214,000	Truworths International, Ltd.	2,127,002

	Total	4,782,594

South Korea (2.0%)
4,803	E-Mart Company, Ltd.	938,258
1,755	Hyundai Heavy Industries Company, Ltd.	321,093
1,122	Hyundai Mobis	255,108
2,085	Hyundai Motor Company	378,601
11,850	POSCO	3,406,012
3,937	POSCO ADR	283,425
5,950	Samsung Electronics Company, Ltd.	4,714,936
2,560	Samsung Heavy Industries Company, Ltd.	81,675
14,720	Shinhan Financial Group Company, Ltd.	509,858
1,218	Shinsegae Company, Ltd.	261,883
4,830	SK Telecom Company, Ltd.	850,200
205,631	SK Telecom Company, Ltd. ADR	4,007,749

	Total	16,008,798

Spain (1.0%)
144,026	Almirall SA	1,903,994
1,174,869	Iberdrola SA	6,316,765

	Total	8,220,759

Sweden (1.5%)
52,102	Betsson ABb	1,526,108
26,167	Hexpol AB	1,475,441
91,322	Intrum Justitia AB	1,878,232
28,927	Loomis AB	565,500
69,265	Nordea Bank AB	833,468
190,497	Skandinaviska Enskilda Banken AB	1,959,711
45,788	Svenska Cellulosa AB	1,192,724
41,194	Swedbank AB	1,014,347
126,332	Telefonaktiebolaget LM Ericsson	1,571,112

	Total	12,016,643

Switzerland (7.5%)
33,416	Actelion, Ltd.[b]	2,046,007
79,800	Adecco SAb	4,268,403
7,949	Bucher Industries AG	1,918,676
4,814	Burckhardt Compression Holding AG	1,968,772
41,234	Compagnie Financiere Richemont SA	3,337,014
195,454	Credit Suisse Group AGb	5,427,953
146,942	EFG International AGb	1,964,555
3,333	Givaudan SAb	4,292,335
97,147	Holcim, Ltd.[b]	7,577,952
17,556	Implenia AGb	963,900
108,391	Nestle SA	7,729,634
63,550	Novartis AG	4,704,453
51,154	Roche Holding AG	12,805,924
3,029	Swatch Group AG	1,734,720

	Total	60,740,298

Taiwan (0.8%)
44,000	Advanced Semiconductor Engineering, Inc.	38,377
46,000	Chipbond Technology Corporation	117,266
440,000	Compal Electronics, Inc.	285,018
37,000	Novatek Microelectronics Corporation	180,896
40,000	Taiwan Fertilizer Company, Ltd.	95,799
314,100	Taiwan Mobile Company, Ltd.	1,144,662
1,193,362	Taiwan Semiconductor Manufacturing Company, Ltd.	4,429,082
5,000	TPK Holding Company, Ltd.	101,725
236,000	Walsin Lihwa Corporation[b]	73,284

	Total	6,466,109

Thailand (2.4%)
355,800	Bangkok Bank pcl	2,757,555
45,500	Kasikornbank pcl	329,270
5,576,250	Krung Thai Bank pcl[c]	4,720,327
266,000	PTT Exploration & Production pcl	1,399,254
447,750	PTT pcl	4,984,977
130,800	Siam Cement pcl	2,206,480
353,400	Siam Commercial Bank pcl	2,243,525
155,100	Thai Oil pcl	349,639

	Total	18,991,027

Turkey (0.8%)
516,258	Akbank TAS	2,718,342
35,398	BIM Birlesik Magazalar AS	1,818,513
321,000	Turkiye Garanti Bankasi AS	1,776,067

	Total	6,312,922

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (87.5%)	Value
United Kingdom (10.3%)
232,394	Aberdeen Asset Management plc	$1,622,182
48,304	Associated British Foods plc	1,453,071
52,883	Aveva Group plc	1,825,448
109,711	Babcock International Group plc	1,825,597
1,301,174	BAE Systems plc	7,599,758
91,646	Bellway plc	1,917,033
34,000	BHP Billiton plc	952,294
86,165	British American Tobacco plc	4,776,579
204,753	Devro plc	1,051,694
52,011	Diageo plc	1,588,291
161,703	Elementis plc	663,850
88,159	GlaxoSmithKline plc	2,274,634
255,396	Halma plc	1,988,194
7,027	Hikma Pharmaceuticals plc	106,831
311,508	Howden Joinery Group plc	1,204,722
87,950	HSBC Holdings plc ADR	4,824,937
138,995	Inchcape plc	1,083,566
305,719	Intermediate Capital Group plc	2,009,799
804,331	ITV plc	1,572,810
106,995	Lancashire Holdings, Ltd.	1,408,732
67,603	London Stock Exchange Group plc	1,410,642
154,428	Mondi plc	2,052,270
261,752	Moneysupermarket.com Group plc	816,031
275,335	Morgan Crucible Company plc	1,120,845
15,188	Next plc	1,029,540
386,668	Pace plc	1,491,366
98,870	Persimmon plc	1,660,887
46,949	Rio Tinto plc	2,155,902
41,331	SABMiller plc	2,232,575
55,048	Spirax-Sarco Engineering plc	2,248,776
755,392	Spirent Communications plc	1,531,465
80,860	Sports Direct International plc[b]	587,592
213,911	Standard Chartered plc	5,383,586
111,110	Tate & Lyle plc	1,458,150
683,288	Taylor Wimpey plc	988,671
130,359	Telecity Group plc	1,870,911
855,250	Tesco plc	4,864,649
44,377	Unilever plc	1,922,710
1,425,887	Vodafone Group plc	4,350,804
27,897	Whitbread plc	1,108,995
145,290	William Hill plc	962,750

	Total	82,999,139

United States (0.1%)
9,760	iShares MSCI Emerging Markets Index Fund	422,510

	Total	422,510

	Total Common Stock (cost $610,272,503)	706,188,370

Principal Amount	Long-Term Fixed Income (9.3%)	Value

Angola (<0.1%)
	Republic of Angola Via Northern Lights III BV
250,000	7.000%, 8/16/2019	274,688

	Total	274,688

Argentina (0.1%)
	Arcos Dorados SA
177,000	7.500%, 10/1/2019	194,045
	Argentina Government International Bond
470,421	7.820%, 12/31/2033[e]	356,225
4,024,000	0.000%, 12/15/2035[e,f]	274,509
70,000	2.260%, 12/31/2038[e,g]	30,394
930,000	2.500%, 12/31/2038[g]	309,225

	Total	1,164,398

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	214,500

	Total	214,500

Belarus (<0.1%)
	Belarus Government International Bond
216,000	8.750%, 8/3/2015	225,180

	Total	225,180

Belize (<0.1%)
	Belize Government International Bond
135,900	5.000%, 2/20/2038[g,h]	94,790

	Total	94,790

Bolivia (<0.1%)
	Bolivia Government International Bond
200,000	4.875%, 10/29/2022[d]	203,000

	Total	203,000

Brazil (0.2%)
	Andrade Gutierrez International SA
200,000	4.000%, 4/30/2018[d]	200,500
	Banco do Estado do Rio Grande do Sul SA
460,000	7.375%, 2/2/2022[d]	506,000
	Brazil Government International Bond
10,000	8.250%, 1/20/2034	16,040
340,000	11.000%, 8/17/2040	416,160
	Brazil Minas SPE via State of Minas Gerais
690,000	5.333%, 2/15/2028[d]	781,080
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[d,i,j]	0

	Total	1,919,780

Canada (0.1%)
	Eldorado Gold Corporation
240,000	6.125%, 12/15/2020[d]	244,799
	PTTEP Canada International Finance, Ltd.
200,000	5.692%, 4/5/2021	234,247
200,000	5.692%, 4/5/2021[d]	234,247

	Total	713,293

Cayman Islands (0.1%)
	Dubai Holding Commercial Operations MTN, Ltd.
100,000	4.750%, 1/30/2014[e]	132,847

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.3%)	Value
Cayman Islands (0.1%) - continued
$50,000	6.000%, 2/1/2017[k]	$79,318
	Raizen Fuels Finance, Ltd.
330,000	9.500%, 8/15/2014	358,875
	Sun Hung Kai Properties Capital Market, Ltd.
220,000	4.500%, 2/14/2022	238,840

	Total	809,880

Chile (0.3%)
	AES Gener SA
170,000	5.250%, 8/15/2021	188,577
70,000	5.250%, 8/15/2021[d]	77,650
	Banco de Credito e Inversiones
200,000	3.000%, 9/13/2017	205,121
580,000	3.000%, 9/13/2017[d]	594,851
	Banco del Estado de Chile
290,000	4.125%, 10/7/2020	313,077
100,000	4.125%, 10/7/2020[d]	107,958
	Chile Government International Bond
100,000	3.875%, 8/5/2020	112,250
380,000	3.250%, 9/14/2021	406,599
450,000	3.625%, 10/30/2042	439,875
	CorpGroup Banking SA
250,000	6.750%, 3/15/2023[d]	264,688
	E-CL SA
120,000	5.625%, 1/15/2021[d]	134,367

	Total	2,845,013

China (<0.1%)
	Sparkle Assets, Ltd.
200,000	6.875%, 1/30/2020	201,198

	Total	201,198

Colombia (0.6%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	432,400
	Bancolombia SA
130,000	6.125%, 7/26/2020	142,350
100,000	5.950%, 6/3/2021	112,750
	Colombia Government International Bond
20,000	8.250%, 12/22/2014	22,400
450,000	7.375%, 1/27/2017	547,650
540,000	7.375%, 3/18/2019	701,460
290,000	2.625%, 3/15/2023	287,535
400,000	7.375%, 9/18/2037	605,600
520,000	6.125%, 1/18/2041	699,400
	Empresa de Energia de Bogota SA
520,000	6.125%, 11/10/2021[d]	578,500
	Empresas Publicas de Medellin ESP
100,000	7.625%, 7/29/2019	124,000
	Pacific Rubiales Energy Corporation
230,000	5.125%, 3/28/2023[d]	236,900
	Transportadora de Gas del Internacional SA ESP
200,000	5.700%, 3/20/2022[d]	220,500

	Total	4,711,445

Costa Rica (0.1%)
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	40,875
510,000	4.250%, 1/26/2023[d]	517,650
210,000	5.625%, 4/30/2043[d]	215,880

	Total	774,405

Croatia (<0.1%)
	Hrvatska Elektroprivreda
200,000	6.000%, 11/9/2017[d]	212,500

	Total	212,500

Dominican Republic (0.4%)
	Aeropuertos Dominicanos Siglo XXI SA
370,000	9.250%, 11/13/2019[d]	401,450
	Dominican Republic Government International Bond
131,157	9.040%, 1/23/2018	146,634
1,120,000	7.500%, 5/6/2021	1,286,320
410,000	5.875%, 4/18/2024[d]	420,250
190,000	8.625%, 4/20/2027	238,450
9,200,000	18.500%, 2/4/2028[h,l]	277,455

	Total	2,770,559

Egypt (0.1%)
	Egypt Government International Bond
450,000	5.750%, 4/29/2020	416,250

	Total	416,250

Gabon (<0.1%)
	Gabon Government International Bond
235,000	8.200%, 12/12/2017	285,525

	Total	285,525

Ghana (<0.1%)
	Ghana Government International Bond
190,000	8.500%, 10/4/2017	218,500

	Total	218,500

Guatemala (0.1%)
	Guatemala Government International Bond
190,000	5.750%, 6/6/2022[d]	213,940
210,000	4.875%, 2/13/2028[d]	213,150

	Total	427,090

Honduras (0.1%)
	Honduras Government International Bond
200,000	7.500%, 3/15/2024	202,000
770,000	7.500%, 3/15/2024[d]	777,700

	Total	979,700

Hong Kong (0.1%)
	Metropolitan Light International, Ltd.
200,000	5.250%, 1/17/2018	202,076

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.3%)	Value
Hong Kong (0.1%) - continued
	Yingde Gases Investment, Ltd.
$200,000	8.125%, 4/22/2018[d]	$207,500

	Total	409,576

Hungary (0.1%)
	Hungary Government International Bond
190,000	4.375%, 7/4/2017[e]	252,723
240,000	5.375%, 2/21/2023	247,435
80,000	7.625%, 3/29/2041	93,900

	Total	594,058

India (<0.1%)
	Bharti Airtel International Netherlands BV
320,000	5.125%, 3/11/2023[d]	328,832

	Total	328,832

Indonesia (0.9%)
	Indonesia Government International Bond
100,000	6.750%, 3/10/2014	104,540
305,000	6.875%, 1/17/2018	367,906
2,120,000	11.625%, 3/4/2019	3,142,899
590,000	8.500%, 10/12/2035	916,713
650,000	7.750%, 1/17/2038	965,249
580,000	4.625%, 4/15/2043[d]	598,850
	Perusahaan Penerbit SBSN
270,000	4.000%, 11/21/2018[d]	287,213

	Total	6,383,370

Iraq (0.1%)
	Iraq Government International Bond
500,000	5.800%, 1/15/2028	456,250

	Total	456,250

Ireland (0.1%)
	MTS International Funding, Ltd.
320,000	8.625%, 6/22/2020	402,400
	Sibur Securities, Ltd.
280,000	3.914%, 1/31/2018[d]	275,170
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
170,000	9.125%, 4/30/2018	204,153

	Total	881,723

Italy (<0.1%)
	Wind Acquisition Finance SA
200,000	6.500%, 4/30/2020[d]	209,500

	Total	209,500

Ivory Coast (0.2%)
	Ivory Coast Government International Bond
1,908,000	5.750%, 12/31/2032	1,822,140

	Total	1,822,140

Kazakhstan (0.3%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
100,000	6.250%, 5/20/2015	106,750
	KazMunaiGaz Finance Sub BV
290,000	7.000%, 5/5/2020	349,450
	KazMunayGas National Company
240,000	11.750%, 1/23/2015	277,800
200,000	6.375%, 4/9/2021[d]	234,500
260,000	6.375%, 4/9/2021	304,850
700,000	5.750%, 4/30/2043[d]	705,573
	Samruk-Energy JSC
200,000	3.750%, 12/20/2017	201,500

	Total	2,180,423

Luxembourg (0.2%)
	Gazprom OAO Via Gaz Capital SA
118,000	9.250%, 4/23/2019	153,695
260,000	5.999%, 1/23/2021	295,425
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	218,000
	TNK-BP Finance SA
120,000	7.500%, 7/18/2016	137,550
490,000	7.875%, 3/13/2018	590,450
103,000	7.250%, 2/2/2020	123,471

	Total	1,518,591

Malaysia (0.1%)
	Wakala Global Sukuk Bhd
360,000	4.646%, 7/6/2021	408,408

	Total	408,408

Mexico (0.5%)
	Grupo KUO SAB de CV
200,000	6.250%, 12/4/2022[d]	217,000
	Metalsa SA de CV
190,000	4.900%, 4/24/2023[d]	190,475
	Mexican Bonos
114,300	7.750%, 5/29/2031[m]	12,389
15,100	7.750%, 11/13/2042[m]	1,689
	Mexico Government International Bond
540,000	5.875%, 1/15/2014	557,280
10,000	6.625%, 3/3/2015	11,030
40,000	5.625%, 1/15/2017	46,120
146,000	3.625%, 3/15/2022	159,140
190,000	6.750%, 9/27/2034	265,525
276,000	6.050%, 1/11/2040	362,940
1,210,000	4.750%, 3/8/2044	1,338,864
60,000	5.750%, 10/12/2110	70,680
	Pemex Project Funding Master Trust
280,000	6.625%, 6/15/2035	352,178
	Petroleos Mexicanos
30,000	8.000%, 5/3/2019	39,000
200,000	5.500%, 1/21/2021	234,500
50,000	6.500%, 6/2/2041	62,125
	Tenedora Nemak SA de CV
200,000	5.500%, 2/28/2023[d]	207,750

	Total	4,128,685

Netherlands (0.2%)
	Ajecorp BV
150,000	6.500%, 5/14/2022	164,025
	Listrindo Capital BV
200,000	6.950%, 2/21/2019	219,479

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.3%)	Value
Netherlands (0.2%) - continued
	Lukoil International Finance BV
$200,000	3.416%, 4/24/2018[d]	$203,600
	VimpelCom Holdings BV
200,000	7.504%, 3/1/2022[d]	226,000
320,000	5.950%, 2/13/2023[d]	324,800

	Total	1,137,904

Nigeria (0.1%)
	Nigeria Government International Bond
460,000	6.750%, 1/28/2021	540,500

	Total	540,500

Pakistan (<0.1%)
	Pakistan Government International Bond
200,000	6.875%, 6/1/2017	187,000
120,000	7.875%, 3/31/2036	88,200

	Total	275,200

Panama (0.2%)
	Panama Government International Bond
230,000	7.250%, 3/15/2015	255,990
527,000	8.875%, 9/30/2027	842,410
190,000	9.375%, 4/1/2029	322,335
470,000	6.700%, 1/26/2036	654,005

	Total	2,074,740

Paraguay (0.1%)
	Banco Continental SAECA
150,000	8.875%, 10/15/2017[d]	166,313
	Paraguay Government International Bond
210,000	4.625%, 1/25/2023	214,200
500,000	4.625%, 1/25/2023[d]	510,000

	Total	890,513

Peru (0.3%)
	Ajecorp BV
150,000	6.500%, 5/14/2022[d]	164,025
	Banco de Credito del Peru
160,000	6.125%, 4/24/2027[d]	174,240
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[d]	216,300
	Corporacion Lindley SA
40,000	6.750%, 11/23/2021	46,700
90,000	6.750%, 11/23/2021[d]	105,075
80,000	4.625%, 4/12/2023[d]	81,200
	Peru Government International Bond
260,000	5.625%, 11/18/2050	333,450
260,000	7.350%, 7/21/2025	377,650
445,000	8.750%, 11/21/2033	760,950
40,000	6.550%, 3/14/2037	57,100
	Transportadora de Gas del Peru SA
200,000	4.250%, 4/30/2028[d]	199,800
	Volcan Cia Minera SAA
10,000	5.375%, 2/2/2022	10,800
44,000	5.375%, 2/2/2022[d]	47,520

	Total	2,574,810

Philippines (0.2%)
	Energy Development Corporation
200,000	6.500%, 1/20/2021	226,138
	Philippines Government International Bond
880,000	7.500%, 9/25/2024	1,240,800
60,000	9.500%, 10/21/2024	96,525

	Total	1,563,463

Romania (0.1%)
	Romania Government International Bond
27,000	6.500%, 6/18/2018[e]	40,849
150,000	6.750%, 2/7/2022	183,840
360,000	6.750%, 2/7/2022[d]	441,216
360,000	4.375%, 8/22/2023[d]	372,582

	Total	1,038,487

Russia (0.8%)
	AHML Finance, Ltd.
5,700,000	7.750%, 2/13/2018[d,n]	185,550
	EDC Finance, Ltd.
200,000	4.875%, 4/17/2020[d]	201,750
	Gazprom Neft Capital SA
230,000	4.375%, 9/19/2022[d]	230,288
	Gazprom OAO Via Gaz Capital SA
280,000	6.510%, 3/7/2022	326,550
	Phosagro OAO Via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018[d]	204,500
	Rosneft Oil Company via Rosneft International Finance, Ltd.
280,000	4.199%, 3/6/2022[d]	281,400
	Russia Government International Bond
12,100,000	7.500%, 2/27/2019[n]	416,816
100,000	5.000%, 4/29/2020	115,375
1,000,000	4.500%, 4/4/2022[d]	1,121,500
1,900,000	7.000%, 1/25/2023[n]	63,589
19,700,000	8.150%, 2/3/2027[n]	715,949
12,500,000	7.050%, 1/19/2028[n]	412,127
1,218,075	7.500%, 3/31/2030	1,532,337
	Sberbank of Russia Via SB Capital SA
200,000	5.717%, 6/16/2021	221,400
	Uralkali OJSC
270,000	3.723%, 4/30/2018[d]	270,675

	Total	6,299,806

Serbia (<0.1%)
	Serbia Government International Bond
40,000	6.750%, 11/1/2024	40,550

	Total	40,550

Slovenia (0.2%)
	Slovenia Government International Bond
240,000	5.500%, 10/26/2022	237,600
1,230,000	5.500%, 10/26/2022[d]	1,217,700

	Total	1,455,300

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (9.3%)	Value
South Africa (<0.1%)
	Peermont Global Proprietary, Ltd.
$280,000	7.750%, 4/30/2014[e]	$360,449

	Total	360,449

Spain (<0.1%)
	BC Luxco 1 SA
150,000	7.375%, 1/29/2020	156,000

	Total	156,000

Supranational (0.1%)
	Corporacion Andina de Fomento
599,000	3.750%, 1/15/2016	635,980
424,000	4.375%, 6/15/2022	462,236

	Total	1,098,216

Turkey (0.5%)
	Anadolu Efes Biracilik Ve Malt Sanayii AS
400,000	3.375%, 11/1/2022[d]	393,000
	Arcelik AS
200,000	5.000%, 4/3/2023[d]	205,500
	Hazine Mustesarligi Varlik Kiralama AS
200,000	2.803%, 3/26/2018	200,500
	Turkey Government International Bond
180,000	7.000%, 9/26/2016	208,575
395,000	6.750%, 4/3/2018	471,038
340,000	7.375%, 2/5/2025	453,900
350,000	6.875%, 3/17/2036	458,500
240,000	7.250%, 3/5/2038	329,400
1,000,000	6.000%, 1/14/2041	1,202,500
	Turkiye Vakiflar Bankasi Tao
260,000	3.750%, 4/15/2018[d]	261,300

	Total	4,184,213

Ukraine (0.4%)
	State Export-Import Bank of Ukraine JSC Via Biz Finance plc
200,000	8.750%, 1/22/2018	196,500
	Ukraine Government International Bond
680,000	9.250%, 7/24/2017	725,900
240,000	8.375%, 11/3/2017	241,200
260,000	9.000%, 12/7/2017[d]	265,200
1,010,000	7.800%, 11/28/2022	1,006,112
580,000	7.800%, 11/28/2022[d]	577,767

	Total	3,012,679

United Arab Emirates (0.1%)
	ADCB Finance Cayman, Ltd.
300,000	4.500%, 3/6/2023	313,500
	Dolphin Energy, Ltd.
181,512	5.888%, 6/15/2019	206,016
210,000	5.500%, 12/15/2021	248,850

	Total	768,366

United States (0.3%)
	HSBC Bank USA NA/New York
600,000	17.276%, 8/15/2040[j,o]	865,212
	HSBC USA, Inc.
901,000	10.000%, 1/5/2017[j,p]	479,478
	U.S. Treasury Notes
900,000	0.750%, 3/31/2018	903,938

	Total	2,248,628

Uruguay (0.1%)
	Uruguay Government International Bond
632,000	7.625%, 3/21/2036	953,372

	Total	953,372

Venezuela (0.6%)
	Petroleos de Venezuela SA
718,400	5.250%, 4/12/2017	623,212
450,000	9.000%, 11/17/2021	424,125
270,000	5.375%, 4/12/2027	189,000
10,000	5.500%, 4/12/2037	6,800
	Venezuela Government International Bond
50,000	13.625%, 8/15/2018	55,500
90,000	7.750%, 10/13/2019	84,600
170,000	6.000%, 12/9/2020	142,800
750,000	9.000%, 5/7/2023	713,625
350,000	8.250%, 10/13/2024	315,525
100,000	7.650%, 4/21/2025	86,650
200,000	9.250%, 9/15/2027	196,500
60,000	9.250%, 5/7/2028	57,390
1,480,000	11.950%, 8/5/2031	1,630,219
10,000	9.375%, 1/13/2034	9,615

	Total	4,535,561

Vietnam (0.1%)
	Vietnam Government International Bond
220,000	6.875%, 1/15/2016	243,650
210,000	6.750%, 1/29/2020	249,375

	Total	493,025

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
20,000	6.750%, 2/9/2022	21,800
50,000	6.750%, 2/9/2022[d]	54,500

	Total	76,300

Zambia (0.1%)
	Zambia Government International Bond
210,000	5.375%, 9/20/2022[d]	205,538
600,000	5.375%, 9/20/2022	587,250

	Total	792,788

	Total Long-Term Fixed Income (cost $71,450,579)	75,354,120

Shares	Preferred Stock (0.2%)	Value
Brazil (0.1%)
24,100	Vale SA	391,358
41,789	Vale SA ADR	679,489

	Total	1,070,847

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Preferred Stock (0.2%)	Value
Germany (0.1%)
5,100	Draegerwerk AG & Company KGaA	$629,387

	Total	629,387

	Total Preferred Stock (cost $2,285,611)	1,700,234

Shares	Collateral Held for Securities Loaned (0.3%)	Value
2,302,050	Thrivent Cash Management Trust	2,302,050

	Total Collateral Held for Securities Loaned (cost $2,302,050)	2,302,050

Shares or Principal Amount	Short-Term Investments (2.3%)	Value
	Banco del Estado de Chile
150,000	0.200%, 6/24/2013[q]	150,000
	Federal Home Loan Bank Discount Notes
200,000	0.910%, 6/7/2013[q,r]	199,982
	Thrivent Cash Management Trust
18,440,044	0.090%	18,440,044

	Total Short-Term Investments (at amortized cost)	18,790,026

	Total Investments (cost $705,100,769) 99.6%	$804,334,800

	Other Assets and Liabilities, Net 0.4%	2,895,474

	Total Net Assets 100.0%	$807,230,274

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2013, the value of these investments was $19,975,092 or 2.5% of total net assets.

e	Principal amount is displayed in Euros.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2013.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2013.
h

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of April 30, 2013.

Security	Acquisition Date	Cost
Belize Government International Bond	3/20/2013	$98,972
Dominican Republic Government International Bond	3/7/2013	$266,192

i	Defaulted security. Interest is not being accrued.
j	Security is fair valued.
k	Principal amount is displayed in British Pounds.
l	Principal amount is displayed in Dominican Republic Pesos.
m	Principal amount is displayed in Mexican Pesos.
n	Principal amount is displayed in Russian Rubles.
o	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
p	Principal amount is displayed in Brazilian Real.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r	At April 30, 2013, $199,982 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	- Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$124,580,845
Gross unrealized depreciation	(28,474,676)

Net unrealized appreciation (depreciation)	$96,106,169

Cost for federal income tax purposes	$708,228,631

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	103,952,667	–	103,952,667	–
Consumer Staples	79,248,378	3,580,233	75,668,145	–
Energy	60,054,149	13,132,884	46,921,265	–
Financials	152,314,566	11,023,666	141,290,900	–
Health Care	61,674,627	2,917,698	58,756,929	–
Industrials	123,835,583	3,666,383	120,169,200	–
Information Technology	42,412,374	187,830	42,224,544	–
Materials	55,213,923	3,106,421	52,107,502	–
Telecommunications Services	24,395,744	4,038,639	20,357,105	–
Utilities	3,086,359	–	3,086,359	–

Long-Term Fixed Income
Basic Materials	778,294	–	778,294	–
Capital Goods	620,274	–	620,274	–
Communications Services	1,913,685	–	1,913,685	–
Consumer Cyclical	1,314,219	–	1,314,219	–
Consumer Non-Cyclical^	1,389,200	–	1,389,200	0
Energy	8,249,304	–	8,249,304	–
Financials	6,131,299	–	4,786,609	1,344,690
Foreign Government	51,207,278	–	50,929,823	277,455
Transportation	401,450	–	401,450	–
U.S. Government and Agencies	903,938	–	903,938	–
Utilities	2,445,179	–	2,445,179	–

Preferred Stock
Health Care	629,387	–	629,387	–
Materials	1,070,847	679,489	391,358	–
Collateral Held for Securities Loaned	2,302,050	2,302,050	–	–
Short-Term Investments	18,790,026	18,440,044	349,982	–

Total	$804,334,800	$63,075,337	$739,637,318	$1,622,145

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	161,665	161,665	–	–
Foreign Currency Forward Contracts	851,532	–	851,532	–

Total Asset Derivatives	$1,013,197	$161,665	$851,532	$–

Liability Derivatives
Futures Contracts	221,490	221,490	–	–
Foreign Currency Forward Contracts	756,963	–	756,963	–

Total Liability Derivatives	$978,453	$221,490	$756,963	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	18	June 2013	$3,968,246	$3,971,250	$3,004
5-Yr. U.S. Treasury Bond Futures	142	June 2013	17,617,389	17,698,969	81,580
10-Yr. U.S. Treasury Bond Futures	29	June 2013	3,859,249	3,867,422	8,173
30-Yr. U.S. Treasury Bond Futures	(51)	June 2013	(7,345,635)	(7,567,125)	(221,490)
Mini MSCI EAFE Index Futures	32	June 2013	2,753,171	2,785,280	32,109
Ultra Long Term U.S. Treasury Bond Futures	7	June 2013	1,113,608	1,150,407	36,799
Total Futures Contracts					($59,825)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
Australian Dollar	DB	298,000	6/19/2013	$305,948	$308,936	$2,988
Australian Dollar	WBC	861,000	6/19/2013	888,214	889,014	800
Australian Dollar	CITI	275,000	6/19/2013	282,651	283,947	1,296
Brazilian Real	UBS	620,004	5/29/2013	308,000	308,983	983
Brazilian Real	JPM	1,229,861	5/9/2013	616,935	614,144	(2,791)
Brazilian Real	RBC	1,832,607	5/15/2013 - 6/3/2013	923,000	914,189	(8,811)
Chinese Yuan	BOA	1,093,155	8/22/2013	174,000	176,364	2,364
Chinese Yuan	BB	7,154,605	8/22/2013	1,136,000	1,154,287	18,287
Chinese Yuan	RBS	4,603,238	8/22/2013	733,058	742,662	9,604
Chinese Yuan	HSBC	12,439,350	7/8/2013 - 7/12/2013	1,987,332	2,010,870	23,538
Chinese Yuan	CITI	4,037,003	7/12/2013	645,891	652,511	6,620
Colombian Peso	CSFB	564,511,640	6/4/2013	308,000	308,896	896
Czech Republic Koruna	BOA	3,018,834	6/19/2013	151,995	154,312	2,317
Czech Republic Koruna	SSB	6,051,544	6/19/2013	305,847	309,332	3,485
Euro	BNP	1,178,000	6/19/2013	1,519,493	1,551,708	32,215
Euro	MSC	234,000	6/19/2013	305,045	308,234	3,189
Euro	RBS	55,000	6/19/2013	70,819	72,448	1,629
Euro	SSB	828,111	5/6/2013 - 6/19/2013	1,066,330	1,090,820	24,490
Euro	BB	992,500	6/19/2013	1,294,317	1,307,361	13,044
Euro	SSB	32,451	5/2/2013	42,295	42,736	441
Euro	CITI	354,000	6/19/2013	455,527	466,303	10,776
Euro	HSBC	343,000	6/19/2013	446,985	451,813	4,828
Euro	CSFB	572,000	6/19/2013	744,486	753,461	8,975
Euro	JPM	235,000	6/19/2013	303,666	309,551	5,885
Euro	DB	806,000	6/19/2013	1,048,949	1,061,694	12,745
Euro	BOA	811,000	6/19/2013	1,048,626	1,068,282	19,656
Hong Kong Dollar	RBS	26,933	5/2/2013	3,470	3,471	1
Hungarian Forint	BOA	28,791,787	6/19/2013	125,110	126,116	1,006
Hungarian Forint	SSB	23,955,200	6/19/2013	105,617	104,931	(686)
Hungarian Forint	BB	54,200,032	6/19/2013	235,381	237,411	2,030
Hungarian Forint	DB	211,283,331	6/19/2013	905,898	925,481	19,583
Indian Rupee	DB	69,114,861	6/10/2013	1,276,242	1,272,852	(3,390)
Indian Rupee	BB	41,798,498	5/22/2013 - 6/3/2013	769,000	771,164	2,164
Indian Rupee	HSBC	8,350,065	5/6/2013	154,000	154,812	812
Indian Rupee	RBS	174,666,844	5/6/2013 - 6/3/2013	3,200,000	3,231,497	31,497
Indian Rupee	CSFB	37,154,123	5/6/2013	677,995	688,847	10,852
Indian Rupee	SB	33,775,153	5/22/2013	620,924	624,287	3,363
Israeli Shekel	BOA	2,150,497	6/19/2013	586,000	599,138	13,138
Israeli Shekel	DB	1,668,236	6/19/2013	456,000	464,779	8,779
Israeli Shekel	JPM	2,120,404	6/19/2013	574,479	590,754	16,275
Israeli Shekel	CITI	224,645	6/19/2013	61,000	62,587	1,587
Japanese Yen	DB	37,882,874	6/19/2013	384,500	388,768	4,268
Japanese Yen	HSBC	29,301,404	6/19/2013	304,000	300,702	(3,298)
Japanese Yen	UBS	30,182,768	6/19/2013	308,000	309,747	1,747
Japanese Yen	SSB	106,870,020	6/19/2013	1,084,000	1,096,739	12,739
Japanese Yen	BOA	52,995,509	5/1/2013 - 5/7/2013	537,822	543,627	5,805
Japanese Yen	BOA	7,602,786	6/19/2013	76,659	78,023	1,364
Japanese Yen	CITI	74,521,359	6/19/2013	764,000	764,765	765
Japanese Yen	MSC	113,233,991	6/19/2013	1,194,000	1,162,048	(31,952)
Japanese Yen	BB	13,470,191	6/19/2013	142,000	138,236	(3,764)
Japanese Yen	JPM	81,433,686	6/19/2013	840,461	835,702	(4,759)
Mexican Peso	CSFB	1,898,675	6/19/2013	154,000	156,369	2,369
Mexican Peso	DB	25,554,393	6/19/2013	2,057,537	2,096,333	38,796
Mexican Peso	BB	9,446,759	6/19/2013	761,283	774,956	13,673
Mexican Peso	BOA	2,845,793	6/19/2013	228,000	233,452	5,452
Mexican Peso	CITI	6,724,246	6/19/2013	546,600	551,618	5,018
Mexican Peso	SSB	59,560,745	6/19/2013	4,803,781	4,886,012	82,231
Mexican Peso	MSC	7,323,416	6/19/2013	590,000	600,770	10,770
New Taiwan Dollar	DB	21,209,000	5/16/2013	707,674	718,904	11,230
New Taiwan Dollar	BB	18,048,000	5/13/2013	604,826	611,719	6,893
New Taiwan Dollar	UBS	18,449,939	5/13/2013	616,000	625,342	9,342
New Taiwan Dollar	CSFB	2,283,000	5/16/2013	77,102	77,385	283
Philippines Peso	DB	57,468,251	5/2/2013	1,397,339	1,396,216	(1,123)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases - continued
Philippines Peso	MSC	3,764,180	5/14/2013	$92,000	$91,437	($563)
Philippines Peso	CSFB	16,072,768	5/2/2013 - 6/4/2013	390,675	390,372	(303)
Philippines Peso	BB	44,324,426	5/14/2013 - 5/15/2013	1,079,341	1,076,691	(2,650)
Polish Zloty	CSFB	220,157	6/19/2013	68,000	69,489	1,489
Polish Zloty	BB	1,300,401	6/19/2013	404,372	410,452	6,080
Polish Zloty	BOA	979,640	6/19/2013	308,000	309,208	1,208
Polish Zloty	BNP	3,901,092	6/19/2013	1,226,078	1,231,319	5,241
Russian Ruble	UBS	9,610,616	5/30/2013	308,000	307,190	(810)
Russian Ruble	CSFB	19,298,418	5/30/2013	616,000	616,847	847
Russian Ruble	DB	15,036,978	5/13/2013 - 7/17/2013	473,374	479,756	6,382
Singapore Dollar	WBC	381,076	6/19/2013	308,000	309,475	1,475
South African Rand	RBC	404,831	6/19/2013	44,370	44,859	489
South African Rand	SSB	2,809,143	6/19/2013	303,000	311,277	8,277
South African Rand	UBS	11,073,141	6/19/2013	1,208,793	1,226,999	18,206
South African Rand	BB	2,639,924	6/19/2013	285,000	292,526	7,526
South African Rand	RBS	78,712	5/2/2013	8,747	8,772	25
South Korean Won	UBS	675,118,895	5/2/2013	609,258	613,020	3,762
South Korean Won	WBC	911,388,925	5/15/2013 - 5/20/2013	806,069	827,536	21,467
South Korean Won	HSBC	676,170,990	5/2/2013	605,000	613,975	8,975
South Korean Won	SB	348,348,000	5/13/2013	308,000	316,300	8,300
South Korean Won	MSC	351,283,104	5/10/2013	306,000	318,966	12,966
South Korean Won	CITI	348,954,760	5/13/2013	308,000	316,851	8,851
Thai Baht	SSB	7,675,582	5/2/2013	262,564	261,519	(1,045)
Thai Baht	DB	8,479,431	5/23/2013	294,215	288,907	(5,308)
Turkish Lira	RBS	1,310,148	9/27/2013	701,458	730,804	29,346
Turkish Lira	RBS	1,658,017	6/19/2013	912,000	920,325	8,325
Turkish Lira	JPM	1,999,555	6/19/2013	1,095,450	1,109,905	14,455
Turkish Lira	CITI	523,879	6/19/2013 - 6/20/2013	285,000	290,779	5,779
Total Purchases				$58,660,873	$59,303,974	$643,101

Sales
Australian Dollar	RBC	140,000	6/19/2013	$141,542	$144,554	($3,012)
Australian Dollar	BOA	270,772	5/1/2013	278,313	280,709	(2,396)
Australian Dollar	WBC	1,125,000	6/19/2013	1,155,900	1,161,603	(5,703)
Australian Dollar	SB	149,000	6/19/2013	153,673	153,848	(175)
Australian Dollar	MSC	148,000	6/19/2013	153,139	152,815	324
Brazilian Real	CSFB	1,968,687	5/9/2013 - 7/17/2013	984,056	975,263	8,793
Brazilian Real	RBC	1,245,324	5/20/2013	616,000	622,429	(6,429)
Brazilian Real	SSB	16,437	5/2/2013	8,186	8,216	(30)
Brazilian Real	DB	581,164	5/20/2013	286,797	289,889	(3,092)
Brazilian Real	MSC	304,224	5/9/2013	153,000	151,917	1,083
British Pound	RBC	50,000	5/10/2013	75,893	77,658	(1,765)
Chilean Peso	CSFB	146,377,600	5/20/2013	307,000	309,959	(2,959)
Chinese Yuan	HSBC	5,744,474	7/12/2013	921,000	928,494	(7,494)
Chinese Yuan	BB	7,165,793	8/22/2013	1,138,000	1,156,091	(18,091)
Colombian Peso	DB	517,939,320	5/7/2013	283,787	283,729	58
Colombian Peso	CSFB	275,175,529	5/7/2013	150,677	150,742	(65)
Czech Republic Koruna	SSB	1,012,350	6/19/2013	51,000	51,748	(748)
Czech Republic Koruna	BB	3,035,214	6/19/2013	155,400	155,149	251
Czech Republic Koruna	BNP	11,008,465	6/19/2013	555,562	562,712	(7,150)
Euro	BOA	212,414	6/19/2013	277,105	279,799	(2,694)
Euro	BB	179,322	6/19/2013	235,381	236,210	(829)
Euro	SB	354,000	6/19/2013	456,827	466,303	(9,476)
Euro	BNP	940,000	6/19/2013	1,223,629	1,238,205	(14,576)
Euro	JPM	1,029,500	6/19/2013	1,333,460	1,356,099	(22,639)
Euro	DB	1,244,250	6/19/2013	1,619,239	1,638,976	(19,737)
Euro	SSB	3,009,262	6/19/2013	3,908,040	3,963,918	(55,878)
Euro	HSBC	110,000	6/19/2013	142,450	144,896	(2,446)
Euro	RBC	337,000	6/19/2013	438,841	443,910	(5,069)
Euro	RBS	34,727	6/19/2013	45,000	45,743	(743)
Euro	SSB	6,583	5/3/2013	8,623	8,670	(47)
Euro	CSFB	235,000	6/19/2013	301,944	309,551	(7,607)
Euro	CITI	1,331,949	5/22/2013 - 6/19/2013	1,734,736	1,754,335	(19,599)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Sales - continued
Hungarian Forint	BOA	141,005,849	6/19/2013	$590,452	$617,646	($27,194)
Hungarian Forint	DB	35,081,400	6/19/2013	154,503	153,666	837
Hungarian Forint	HSBC	33,188,865	6/19/2013	141,640	145,377	(3,737)
Hungarian Forint	MSC	157,241,253	6/19/2013	662,292	688,761	(26,469)
Indian Rupee	UBS	8,290,305	5/22/2013	153,000	153,235	(235)
Indian Rupee	RBS	16,747,934	5/15/2013	308,000	309,977	(1,977)
Indian Rupee	DB	93,530,373	5/6/2013 - 5/15/2013	1,727,329	1,733,598	(6,269)
Indonesian Rupiah	UBS	2,997,148,001	5/17/2013	308,000	307,669	331
Israeli Shekel	BOA	1,095,354	6/19/2013	302,000	305,171	(3,171)
Israeli Shekel	JPM	1,106,456	6/19/2013	303,000	308,264	(5,264)
Israeli Shekel	MSC	2,234,436	6/19/2013	615,000	622,524	(7,524)
Israeli Shekel	CITI	1,124,015	6/19/2013	308,000	313,156	(5,156)
Japanese Yen	SSB	55,909,906	6/19/2013	587,000	573,768	13,232
Japanese Yen	CSFB	43,899,115	6/19/2013	455,500	450,509	4,991
Japanese Yen	CITI	44,825,538	6/19/2013	452,000	460,015	(8,015)
Japanese Yen	BB	46,923,132	6/19/2013	480,000	481,543	(1,543)
Japanese Yen	BIO	4,757,493	5/7/2013	48,818	48,802	16
Japanese Yen	MSC	15,043,495	6/19/2013	153,000	154,382	(1,382)
Japanese Yen	SB	14,991,001	6/19/2013	153,000	153,843	(843)
Japanese Yen	WBC	14,224,713	6/19/2013	151,500	145,979	5,521
Japanese Yen	RBC	13,692,847	6/19/2013	142,000	140,521	1,479
Japanese Yen	DB	35,681,715	6/19/2013	379,000	366,179	12,821
Japanese Yen	HSBC	146,668,026	6/19/2013	1,519,861	1,505,161	14,700
Japanese Yen	RBS	37,167,402	6/19/2013	387,193	381,425	5,768
Japanese Yen	BIO	8,252,773	5/1/2013 - 5/2/2013	83,733	84,657	(924)
Japanese Yen	UBS	64,357,745	6/19/2013	682,000	660,464	21,536
Malaysian Ringgit	BB	464,967	5/20/2013	153,000	152,824	176
Malaysian Ringgit	CITI	2,336,060	5/20/2013 - 5/28/2013	767,500	766,680	820
Mexican Peso	JPM	8,985,145	6/27/2013	681,648	736,612	(54,964)
Mexican Peso	SSB	32,017,934	6/19/2013	2,592,477	2,626,562	(34,085)
Mexican Peso	BOA	3,785,903	6/19/2013	303,000	310,573	(7,573)
Mexican Peso	MSC	1,877,706	6/19/2013	151,000	154,036	(3,036)
Mexican Peso	BB	21,152,341	5/30/2013	1,714,962	1,738,016	(23,054)
Mexican Peso	DB	5,042,325	6/19/2013	406,656	413,643	(6,987)
Mexican Peso	CSFB	3,785,318	6/19/2013	303,000	310,525	(7,525)
Mexican Peso	HSBC	3,765,608	6/19/2013	303,000	308,908	(5,908)
New Taiwan Dollar	HSBC	22,834,058	5/13/2013 - 5/16/2013	771,985	773,977	(1,992)
Philippines Peso	CSFB	8,036,384	5/2/2013	195,295	195,247	48
Philippines Peso	DB	57,468,251	5/2/2013	1,401,467	1,396,216	5,251
Polish Zloty	DB	1,474,146	6/19/2013	456,729	465,292	(8,563)
Polish Zloty	BOA	2,460,245	6/19/2013	765,117	776,538	(11,421)
Polish Zloty	BNP	1,483,096	6/19/2013	455,840	468,116	(12,276)
Polish Zloty	BB	2,945,938	6/19/2013	926,075	929,840	(3,765)
Russian Ruble	CSFB	2,530,000	7/17/2013	79,560	80,216	(656)
Russian Ruble	UBS	19,365,148	5/13/2013 - 5/24/2013	615,000	620,126	(5,126)
Russian Ruble	JPM	6,178,096	5/8/2013	197,002	198,178	(1,176)
Russian Ruble	DB	2,771,050	5/8/2013	87,030	88,888	(1,858)
Russian Ruble	CITI	40,234,747	5/8/2013 - 5/13/2013	1,284,067	1,290,108	(6,041)
Singapore Dollar	SSB	9,072	5/3/2013	7,353	7,366	(13)
Singapore Dollar	SSB	4,744	5/6/2013	3,852	3,852	–
Singapore Dollar	CITI	1,081,152	6/19/2013	868,538	878,012	(9,474)
Singapore Dollar	HSBC	760,814	6/19/2013	614,000	617,863	(3,863)
South African Rand	BB	4,250,128	6/19/2013	461,000	470,951	(9,951)
South African Rand	SSB	2,813,704	6/19/2013	302,000	311,783	(9,783)
South African Rand	HSBC	1,751,371	6/19/2013	189,242	194,067	(4,825)
South African Rand	RBS	1,289,388	6/19/2013	142,000	142,875	(875)
South African Rand	MSC	6,822,447	6/19/2013	747,000	755,986	(8,986)
South Korean Won	CSFB	716,540,782	5/15/2013	649,000	650,617	(1,617)
South Korean Won	UBS	1,397,710,494	5/2/2013 - 5/20/2013	1,252,000	1,269,127	(17,127)
South Korean Won	BB	171,902,500	5/20/2013	154,000	156,086	(2,086)
South Korean Won	BNP	119,339,768	5/13/2013	107,492	108,361	(869)
South Korean Won	DB	225,680,683	5/13/2013	203,000	204,918	(1,918)
South Korean Won	HSBC	676,170,990	5/2/2013	610,208	613,975	(3,767)
Turkish Lira	DB	1,310,148	9/27/2013	695,999	719,473	(23,474)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Sales - continued
Turkish Lira	RBS	1,688,179	6/19/2013	$919,000	$937,066	($18,066)
Turkish Lira	JPM	1,668,541	6/19/2013	912,450	926,166	(13,716)
Total Sales				$53,991,565	$54,540,097	($548,532)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$94,569

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
BIO	-	Brown Brothers Harriman
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for Partner Worldwide Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$129,556
Total Interest Rate Contracts		129,556

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	32,109
Total Equity Contracts		32,109

Foreign Exchange Contracts
Forward Contracts	Receivable/Payable for forward contracts, Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	851,532
Total Foreign Exchange Contracts		851,532

Total Asset Derivatives		$1,013,197

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	221,490
Total Interest Rate Contracts		221,490

Foreign Exchange Contracts
Forward Contracts	Receivable/Payable for forward contracts, Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	756,963
Total Foreign Exchange Contracts		756,963

Total Liability Derivatives		$978,453

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Partner Worldwide Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(171,182)
Total Interest Rate Contracts		(171,182)

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	456,724
Total Equity Contracts		456,724

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(19,108)
Total Foreign Exchange Contracts		(19,108)

Total		$266,434

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for Partner Worldwide Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(84,742)
Total Interest Rate Contracts		(84,742)

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	34,049
Total Equity Contracts		34,049

Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	222,544
Total Foreign Exchange Contracts		222,544

Total		$171,851

The following table presents Partner Worldwide Allocation Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Equity Contracts	$3,234,341	0.4%	N/A	N/A
Interest Rate Contracts	21,613,312	2.8	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$70,301,377	9.3%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust-Collateral Investment	$4,431,715	$19,677,694	$21,807,359	2,302,050	$2,302,050	$85,301
Cash Management Trust-Short Term Investment	8,450,079	112,354,866	102,364,901	18,440,044	18,440,044	8,724
Total Value and Income Earned	12,881,794				20,742,094	94,025

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (95.9%)	Value
Consumer Discretionary (18.3%)
43,241	Amazon.com, Inc.[a]	$10,974,998
21,700	AutoZone, Inc.[a]	8,877,253
307,800	Comcast Corporation	12,712,140
109,200	Home Depot, Inc.	8,009,820
179,400	Las Vegas Sands Corporation	10,091,250
159,800	NIKE, Inc.	10,163,280
282,300	Sally Beauty Holdings, Inc.[a]	8,485,938

	Total	69,314,679

Consumer Staples (5.5%)
69,597	British American Tobacco plc ADR	7,726,659
52,100	Nestle SA	3,715,382
123,500	Procter & Gamble Company	9,481,095

	Total	20,923,136

Energy (8.6%)
58,900	Consol Energy, Inc.	1,981,396
53,600	EOG Resources, Inc.	6,494,176
134,000	Marathon Oil Corporation	4,377,780
118,400	Schlumberger, Ltd.	8,812,512
871,100	Weatherford International, Ltd.[a]	11,141,369

	Total	32,807,233

Financials (4.9%)
114,700	Citigroup, Inc.	5,351,902
92,939	J.P. Morgan Chase & Company	4,554,940
225,700	Wells Fargo & Company	8,572,086

	Total	18,478,928

Health Care (13.1%)
171,000	Covidien plc	10,916,640
225,500	Express Scripts Holding Company[a]	13,387,935
289,700	Gilead Sciences, Inc.[a]	14,670,408
24,900	Perrigo Company	2,973,309
81,300	Shire Pharmaceuticals Group plc ADR	7,612,932

	Total	49,561,224

Industrials (10.4%)
73,150	ADT Corporation[a]	3,192,267
150,200	Honeywell International, Inc.	11,045,708
219,400	Jacobs Engineering Group, Inc.[a]	11,075,312
56,200	Union Pacific Corporation	8,315,352
63,700	United Technologies Corporation	5,815,173

	Total	39,443,812

Information Technology (33.2%)
65,452	Apple, Inc.	28,978,873
173,100	Citrix Systems, Inc.[a]	10,761,627
216,050	eBay, Inc.[a]	11,318,859
27,603	Google, Inc.[a]	22,760,606
162,900	Intel Corporation	3,901,455
15,900	MasterCard, Inc.	8,791,587
75,060	Microsoft Corporation	2,484,486
145,300	NetApp, Inc.[a]	5,069,517
258,150	QUALCOMM, Inc.	15,907,203
49,900	Visa, Inc.	8,406,154
105,500	VMware, Inc.[a]	7,437,750

	Total	125,818,117

Materials (1.9%)
46,000	Monsanto Company	4,913,720
18,024	Southern Copper Corporation	600,740
59,000	Teck Resources, Ltd.	1,567,630

	Total	7,082,090

	Total Common Stock (cost $318,450,509)	363,429,219

Shares or Principal Amount	Short-Term Investments (3.8%)	Value
	Thrivent Cash Management Trust
14,500,406	0.090%	14,500,406

	Total Short-Term Investments (at amortized cost)	14,500,406

	Total Investments (cost $332,950,915) 99.7%	$377,929,625

	Other Assets and Liabilities, Net 0.3%	1,141,902

	Total Net Assets 100.0%	$379,071,527

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$50,303,761
Gross unrealized depreciation	(5,354,143)

Net unrealized appreciation (depreciation)	$44,949,618

Cost for federal income tax purposes	$332,980,007

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	69,314,679	69,314,679	–	–
Consumer Staples	20,923,136	17,207,754	3,715,382	–
Energy	32,807,233	32,807,233	–	–
Financials	18,478,928	18,478,928	–	–
Health Care	49,561,224	49,561,224	–	–
Industrials	39,443,812	39,443,812	–	–
Information Technology	125,818,117	125,818,117	–	–
Materials	7,082,090	7,082,090	–	–
Short-Term Investments	14,500,406	14,500,406	–	–

Total	$377,929,625	$374,214,243	$3,715,382	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Large Cap Growth Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	9,059
Total Foreign Exchange Contracts		9,059

Total		$9,059

The following table presents Large Cap Growth Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange Contracts	$27,517	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust-Collateral Investment	$–	$13,409,950	$13,409,950	–	$–	$268
Cash Management Trust-Short Term Investment	7,293,093	31,722,657	24,515,344	14,500,406	14,500,406	6,936
Total Value and Income Earned	7,293,093				14,500,406	7,204

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (96.9%)	Value
Consumer Discretionary (10.1%)
115,720	CBS Corporation	$5,297,662
244,064	Delphi Automotive plc	11,278,197
56,480	Harley-Davidson, Inc.	3,086,632
71,250	iShares Dow Jones US Home Construction Index Fund	1,728,525
517,631	Lowe’s Companies, Inc.	19,887,383
417,650	News Corporation	12,997,268
119,690	Time Warner Cable, Inc.	11,237,694

	Total	65,513,361

Consumer Staples (9.0%)
282,240	CVS Caremark Corporation	16,420,723
25,223	Diageo plc ADR	3,082,251
75,050	Kimberly-Clark Corporation	7,744,410
111,158	Kraft Foods Group, Inc.	5,723,525
333,476	Mondelez International, Inc.	10,487,820
84,337	Philip Morris International, Inc.	8,061,774
172,153	Unilever NV ADR	7,313,059

	Total	58,833,562

Energy (11.8%)
460,610	BP plc ADR	20,082,596
98,259	Chevron Corporation	11,988,581
72,747	EOG Resources, Inc.	8,814,026
178,290	EQT Corporation	13,393,145
546,111	Marathon Oil Corporation	17,841,446
64,800	Schlumberger, Ltd.	4,823,064

	Total	76,942,858

Financials (21.7%)
122,967	ACE, Ltd.	10,961,278
150,490	Allstate Corporation	7,413,138
1,766,610	Bank of America Corporation	21,746,970
614,940	Citigroup, Inc.	28,693,100
382,660	Invesco, Ltd.	12,145,628
477,920	MetLife, Inc.	18,634,101
518,180	Morgan Stanley	11,477,687
170,420	State Street Corporation	9,964,457
70,763	SVB Financial Group[a]	5,031,957
403,905	Wells Fargo & Company	15,340,312

	Total	141,408,628

Health Care (13.9%)
124,940	Baxter International, Inc.	8,729,558
211,976	Covidien plc	13,532,548
122,510	Eli Lilly and Company	6,784,604
656,110	Merck & Company, Inc.	30,837,170
402,940	Sanofi ADR[b]	21,496,849
152,353	UnitedHealth Group, Inc.	9,130,515

	Total	90,511,244

Industrials (9.5%)
96,890	FedEx Corporation	9,108,629
287,892	General Electric Company	6,417,113
137,726	Honeywell International, Inc.	10,128,370
273,490	Jacobs Engineering Group, Inc.[a]	13,805,775
122,440	Pentair, Ltd.	6,654,614
172,302	United Technologies Corporation	15,729,449

	Total	61,843,950

Information Technology (10.7%)
749,330	Cisco Systems, Inc.	15,675,984
342,181	Microsoft Corporation	11,326,191
245,550	NetApp, Inc.[a]	8,567,240
292,960	Symantec Corporation[a]	7,118,928
459,950	Texas Instruments, Inc.	16,654,789
269,233	Xilinx, Inc.	10,206,623

	Total	69,549,755

Materials (2.9%)
127,610	Celanese Corporation	6,305,210
191,300	Dow Chemical Company	6,486,983
142,350	Nucor Corporation	6,209,307

	Total	19,001,500

Telecommunications Services (2.0%)
236,749	Verizon Communications, Inc.	12,763,139

	Total	12,763,139

Utilities (5.3%)
452,840	NiSource, Inc.	13,915,773
418,090	PG&E Corporation	20,252,280

	Total	34,168,053

	Total Common Stock (cost $503,822,665)	630,536,050

Shares	Collateral Held for Securities Loaned (2.9%)	Value
18,670,675	Thrivent Cash Management Trust	18,670,675

	Total Collateral Held for Securities Loaned (cost $18,670,675)	18,670,675

Shares or Principal Amount	Short-Term Investments (3.0%)	Value
19,289,061	Thrivent Cash Management Trust
	0.090%	19,289,061

	Total Short-Term Investments (at amortized cost)	19,289,061

	Total Investments (cost $541,782,401) 102.8%	$668,495,786

	Other Assets and Liabilities, Net (2.8%)	(18,092,921)

	Total Net Assets 100.0%	$650,402,865

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$126,946,722
Gross unrealized depreciation	(658,501)

Net unrealized appreciation (depreciation)	$126,288,221

Cost for federal income tax purposes	$542,207,565

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	65,513,361	65,513,361	–	–
Consumer Staples	58,833,562	58,833,562	–	–
Energy	76,942,858	76,942,858	–	–
Financials	141,408,628	141,408,628	–	–
Health Care	90,511,244	90,511,244	–	–
Industrials	61,843,950	61,843,950	–	–
Information Technology	69,549,755	69,549,755	–	–
Materials	19,001,500	19,001,500	–	–
Telecommunications Services	12,763,139	12,763,139	–	–
Utilities	34,168,053	34,168,053	–	–
Collateral Held for Securities Loaned	18,670,675	18,670,675	–	–
Short-Term Investments	19,289,061	19,289,061	–	–

Total	$668,495,786	$668,495,786	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust-Collateral Investment	$7,650,413	$63,448,050	$52,427,788	18,670,675	$18,670,675	$12,304
Cash Management Trust-Short Term Investment	19,252,997	45,588,314	45,552,250	19,289,061	19,289,061	9,377
Total Value and Income Earned	26,903,410				37,959,736	21,681

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (90.6%)	Value
Consumer Discretionary (12.5%)
64,900	Amazon.com, Inc.[a]	$16,472,269
135,400	AutoZone, Inc.[a]	55,390,786
247,100	CBS Corporation	11,312,238
840,300	Comcast Corporation	34,704,390
294,500	Home Depot, Inc.	21,601,575
531,430	Las Vegas Sands Corporation	29,892,938
1,180,400	Sally Beauty Holdings, Inc.[a]	35,482,824

	Total	204,857,020

Consumer Staples (7.9%)
154,000	British American Tobacco plc ADR[b]	17,097,080
505,800	Kimberly-Clark Corporation	52,193,502
790,000	Procter & Gamble Company	60,648,300

	Total	129,938,882

Energy (9.4%)
910,470	BP plc ADR	39,696,492
1,135,700	Marathon Oil Corporation	37,103,319
299,170	Schlumberger, Ltd.	22,267,223
4,311,700	Weatherford International, Ltd.[a]	55,146,643

	Total	154,213,677

Financials (14.2%)
288,700	ACE, Ltd.	25,734,718
688,667	Bank of America Corporation	8,477,491
1,442,750	Citigroup, Inc.	67,318,715
160,400	Goldman Sachs Group, Inc.	23,429,628
1,360,274	J.P. Morgan Chase & Company	66,667,029
1,069,150	Wells Fargo & Company	40,606,317

	Total	232,233,898

Health Care (13.3%)
190,260	Baxter International, Inc.	13,293,466
251,420	Covidien plc	16,050,653
901,400	Eli Lilly and Company	49,919,532
150,300	Express Scripts Holding Company[a]	8,923,311
535,800	Gilead Sciences, Inc.[a]	27,132,912
1,180,870	Merck & Company, Inc.	55,500,890
268,100	Shire Pharmaceuticals Group plc ADR	25,104,884
380,070	UnitedHealth Group, Inc.	22,777,595

	Total	218,703,243

Industrials (10.3%)
69,850	ADT Corporation[a]	3,048,254
351,600	FedEx Corporation	33,053,916
285,920	Honeywell International, Inc.	21,026,557
560,980	Jacobs Engineering Group, Inc.[a]	28,318,270
179,300	Union Pacific Corporation	26,529,228
614,920	United Technologies Corporation	56,136,047

	Total	168,112,272

Information Technology (18.6%)
165,278	Apple, Inc.	73,176,835
299,600	Citrix Systems, Inc.[a]	18,626,132
172,000	eBay, Inc.[a]	9,011,080
50,642	Google, Inc.[a]	41,757,874
1,676,200	Intel Corporation	40,144,990
22,400	MasterCard, Inc.	12,385,632
249,178	Microsoft Corporation	8,247,792
595,600	NetApp, Inc.[a]	20,780,484
507,250	QUALCOMM, Inc.	31,256,745
519,700	Symantec Corporation[a]	12,628,710
273,800	VMware, Inc.[a]	19,302,900
439,430	Xilinx, Inc.	16,658,791

	Total	303,977,965

Materials (1.0%)
112,056	Southern Copper Corporation	3,734,826
473,900	Teck Resources, Ltd.[b]	12,591,523

	Total	16,326,349

Utilities (3.4%)
1,813,080	NiSource, Inc.	55,715,948

	Total	55,715,948

	Total Common Stock (cost $1,244,511,295)	1,484,079,254

Shares	Collateral Held for Securities Loaned (0.1%)	Value
1,485,375	Thrivent Cash Management Trust	1,485,375

	Total Collateral Held for Securities Loaned (cost $1,485,375)	1,485,375

Shares or Principal Amount	Short-Term Investments (9.4%)	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.115%, 6/21/2013[c,d]	4,999,185
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.095%, 6/17/2013[c,d]	199,975
	Thrivent Cash Management Trust
149,079,114	0.090%	149,079,114

	Total Short-Term Investments (at amortized cost)	154,278,274

	Total Investments (cost $1,400,274,944) 100.1%	$1,639,842,903

	Other Assets and Liabilities, Net (0.1%)	(2,204,172)

	Total Net Assets 100.0%	$1,637,638,731

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At April 30, 2013, $5,199,160 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$238,496,812
Gross unrealized depreciation	(16,142,074)

Net unrealized appreciation (depreciation)	$222,354,738

Cost for federal income tax purposes	$1,417,488,165

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	204,857,020	204,857,020	–	–
Consumer Staples	129,938,882	129,938,882	–	–
Energy	154,213,677	154,213,677	–	–
Financials	232,233,898	232,233,898	–	–
Health Care	218,703,243	218,703,243	–	–
Industrials	168,112,272	168,112,272	–	–
Information Technology	303,977,965	303,977,965	–	–
Materials	16,326,349	16,326,349	–	–
Utilities	55,715,948	55,715,948	–	–
Collateral Held for Securities Loaned	1,485,375	1,485,375	–	–
Short-Term Investments	154,278,274	149,079,114	5,199,160	–

Total	$1,639,842,903	$1,634,643,743	$5,199,160	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,792,727	2,792,727	–	–

Total Asset Derivatives	$2,792,727	$2,792,727	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	267	June 2013	$103,486,623	$106,279,350	$2,792,727
Total Futures Contracts					$2,792,727

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for Large Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,792,727
Total Equity Contracts		2,792,727
Total Asset Derivatives		$2,792,727

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Large Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	7,072,682

Total Equity Contracts		7,072,682

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	35,148

Total Foreign Exchange Contracts		35,148

Total		$7,107,830

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for Large Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	6,574,169
Total Equity Contracts		6,574,169

Total		$6,574,169

The following table presents Large Cap Stock Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Equity Contracts	$105,611,529	6.6%	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$273,269	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust- Collateral Investment	$10,379,100	$99,700,100	$108,593,825	1,485,375	$1,485,375	$1,270
Cash Management Trust- Short Term Investment	100,658,452	184,230,315	135,809,653	149,079,114	149,079,114	73,535
Total Value and Income Earned	111,037,552				150,564,489	74,805

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Bank Loans (0.7%)[a]	Value
Capital Goods (0.1%)
	ADS Waste Holdings, Term Loan
$64,837	4.250%, 10/5/2019	$65,615
	Berry Plastics Group, Inc., Term Loan
65,000	3.500%, 2/4/2020	64,891

	Total	130,506

Communications Services (0.3%)
	Clear Channel Communications, Inc., Term Loan
60,000	3.848%, 1/29/2016	54,983
	McGraw-Hill Global Education Holdings, LLC, Term Loan
30,000	9.000%, 3/18/2019	30,000
	NEP Broadcasting, LLC, Term Loan
64,837	4.750%, 1/18/2020	65,972
	TNS, Inc., Term Loan
63,796	5.000%, 2/14/2020	64,355
	Univision Communications, Inc., Term Loan
65,000	4.750%, 2/22/2020	65,617
	Virgin Media Investment Holdings, Ltd., Term Loan
65,000	0.000%, 2/15/2020[b,c]	65,029
	WideOpenWest Finance, LLC, Term Loan
65,000	4.750%, 3/19/2019	65,833
	Yankee Cable Acquisition, LLC, Term Loan
65,000	5.250%, 2/13/2020	66,029
	Zayo Group, LLC, Term Loan
64,837	4.500%, 7/2/2019	65,519

	Total	543,337

Consumer Cyclical (0.1%)
	ROC Finance, LLC, Term Loan
65,000	0.000%, 3/27/2019[b,c]	65,568
	Seminole Indian Tribe of Florida, Term Loan
65,000	0.000%, 4/11/2020[b,c]	65,378

	Total	130,946

Consumer Non-Cyclical (0.1%)
	Albertsons, LLC, Term Loan
60,000	5.750%, 2/26/2016	60,642
	Del Monte Corporation, Term Loan
9,975	4.000%, 3/8/2018	10,047
	SuperValu, Inc., Term Loan
65,000	6.250%, 1/10/2019[b,c]	65,967

	Total	136,656

Energy (<0.1%)
	Offshore Group Investment, Ltd., Term Loan
30,000	0.000%, 3/22/2019[b,c]	30,394

	Total	30,394

Financials (<0.1%)
	Harland Clarke Holdings Corporation, Term Loan
65,000	0.000%, 4/26/2018[b,c]	64,724
	WaveDivision Holdings, LLC, Term Loan
64,838	4.000%, 8/31/2019	65,486

	Total	130,210

Technology (0.1%)
	First Data Corporation Extended, Term Loan
65,000	4.199%, 3/26/2018	64,749
	Freescale Semiconductor Inc., Term Loan
65,000	5.000%, 2/13/2020	65,894
	SunGard Data Systems, Inc., Term Loan
30,000	4.000%, 3/7/2020	30,347

	Total	160,990

Transportation (<0.1%)
	American Petroleum Tankers Parent, LLC, Term Loan
35,000	4.750%, 9/28/2019	35,263

	Total	35,263

Utilities (<0.1%)
	Calpine Corporation, Term Loan
64,835	4.000%, 4/1/2018	65,640

	Total	65,640

	Total Bank Loans (cost $1,352,481)	1,363,942

Shares	Common Stock (64.2%)	Value
Consumer Discretionary (9.3%)
9,800	AutoZone, Inc.[d]	4,009,082
32,000	CBS Corporation	1,464,960
93,868	Comcast Corporation[e]	3,876,749
12,272	Dollar Tree, Inc.[d]	583,656
20,951	Foot Locker, Inc.	730,561
21,000	GNC Holdings, Inc.	951,930
64,400	Las Vegas Sands Corporation	3,622,500
18,500	Marriott International, Inc.	796,610
32,600	NIKE, Inc.	2,073,360
19,000	Toll Brothers, Inc.[d]	651,890

	Total	18,761,298

Consumer Staples (5.7%)
9,929	Anheuser-Busch InBev NV ADR	949,411
12,356	Annie’s, Inc.[d,f]	466,933
12,300	Beam, Inc.	795,933
22,536	British American Tobacco plc ADR	2,501,947
26,700	Nestle SA	1,904,044
30,600	PepsiCo, Inc.	2,523,582
30,900	Procter & Gamble Company	2,372,193

	Total	11,514,043

Energy (6.0%)
45,362	BP plc ADR	1,977,783
7,400	Concho Resources, Inc.[d]	637,362
14,700	EOG Resources, Inc.	1,781,052
9,400	Helmerich & Payne, Inc.	551,028
62,800	Marathon Oil Corporation	2,051,676
36,281	Petroleum Geo-Services ASA	533,056

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (64.2%)	Value
Energy (6.0%) - continued
28,300	Schlumberger, Ltd.	$2,106,369
198,100	Weatherford International, Ltd.[d]	2,533,699

	Total	12,172,025

Financials (9.1%)
4,300	Affiliated Managers Group, Inc.[d]	669,424
14,700	Axis Capital Holdings, Ltd.	656,061
180,800	Bank of America Corporation	2,225,649
3,800	Boston Properties, Inc.	415,834
8,300	Camden Property Trust	600,422
61,800	Citigroup, Inc.	2,883,588
26,100	Colonial Properties Trust	605,781
8,800	Digital Realty Trust, Inc.	620,576
14,800	HCC Insurance Holdings, Inc.	630,480
72,700	Invesco, Ltd.	2,307,498
19,081	Lazard, Ltd.	646,846
23,499	Popular, Inc.[d]	669,487
12,100	Post Properties, Inc.	598,103
2,900	Public Storage, Inc.	478,500
2,700	Simon Property Group, Inc.	480,789
24,400	UDR, Inc.	599,752
6,500	Ventas, Inc.	517,595
57,000	Wells Fargo & Company	2,164,860
26,325	Zions Bancorporation	648,121

	Total	18,419,366

Health Care (7.6%)
7,048	Actavis, Inc.[d]	745,185
10,400	BioMarin Pharmaceutical, Inc.[d]	682,240
37,562	Covidien plc	2,397,958
35,900	Express Scripts Holding Company[d]	2,131,383
58,300	Gilead Sciences, Inc.[d]	2,952,312
32,300	Hologic, Inc.[d]	657,951
8,500	Illumina, Inc.[d,f]	549,865
50,100	Sanofi ADR	2,672,835
21,100	Shire Pharmaceuticals Group plc ADR	1,975,804
5,800	Waters Corporation[d]	535,920

	Total	15,301,453

Industrials (7.9%)
25,600	Actuant Corporation	801,280
11,810	B/E Aerospace, Inc.[d]	740,959
19,088	EMCOR Group, Inc.	713,891
4,400	Flowserve Corporation	695,728
18,400	HNI Corporation	633,512
33,100	Honeywell International, Inc.	2,434,174
82,734	Jacobs Engineering Group, Inc.[d]	4,176,413
11,888	Manpower, Inc.	631,966
6,200	Stericycle, Inc.[d]	671,584
17,400	Union Pacific Corporation	2,574,504
20,400	United Technologies Corporation	1,862,316

	Total	15,936,327

Information Technology (13.8%)
6,869	Apple, Inc.	3,041,250
46,088	Atmel Corporation[d]	298,189
13,400	BMC Software, Inc.[d]	609,432
34,900	Citrix Systems, Inc.[d]	2,169,733
34,200	ExactTarget, Inc.[d]	669,636
3,300	Google, Inc.[d]	2,721,081
18,200	Informatica Corporation[d]	599,326
84,500	Intel Corporation	2,023,775
34,900	Jabil Circuit, Inc.	621,220
42,700	Juniper Networks, Inc.[d]	706,685
5,800	MasterCard, Inc.	3,206,994
59,100	NetApp, Inc.[d]	2,061,999
33,100	Skyworks Solutions, Inc.[d]	730,517
56,700	Symantec Corporation[d]	1,377,810
45,111	Teradyne, Inc.[d]	741,625
18,700	Visa, Inc.	3,150,202
16,200	VMware, Inc.[d]	1,142,100
52,771	Xilinx, Inc.	2,000,548

	Total	27,872,122

Materials (2.6%)
3,900	Airgas, Inc.	376,935
4,800	Ashland, Inc.	409,008
8,800	Crown Holdings, Inc.[d]	375,584
6,400	FMC Corporation	388,480
84,200	Materials Select Sector SPDR Fund	3,330,110
5,400	Reliance Steel & Aluminum Company	351,378

	Total	5,231,495

Utilities (2.2%)
36,326	Calpine Corporation[d]	789,364
14,058	Southwest Gas Corporation	712,319
73,200	Utilities Select Sector SPDR Fund	3,032,676

	Total	4,534,359

	Total Common Stock (cost $114,241,701)	129,742,488

Principal Amount	Long-Term Fixed Income (34.1%)	Value
Asset-Backed Securities (1.2%)
	Conseco Financial Corporation
180,087	6.330%, 11/1/2029	190,217
	Countrywide Asset-Backed Certificates
100,000	5.859%, 10/25/2046	70,429
	First Horizon ABS Trust
324,164	0.330%, 10/25/2026[g,h]	278,198
	GMAC Mortgage Corporation Loan Trust
436,108	0.380%, 8/25/2035[g,h]	357,139
401,136	0.380%, 12/25/2036[g,h]	308,565
	Popular ABS Mortgage Pass- Through Trust
250,000	5.297%, 11/25/2035	216,451
	Renaissance Home Equity Loan Trust
350,079	5.608%, 5/25/2036	261,566
493,382	5.285%, 1/25/2037	302,028
	Wachovia Asset Securitization, Inc.
502,997	0.340%, 7/25/2037[g,h,i]	435,166

	Total	2,419,759

Basic Materials (0.3%)
	Dow Chemical Company
200,000	4.250%, 11/15/2020	222,082
	Freeport-McMoRan Copper & Gold, Inc.
150,000	3.100%, 3/15/2020[j]	150,939

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (34.1%)	Value
Basic Materials (0.3%) - continued
$100,000	3.550%, 3/1/2022	$100,034
	Xstrata Finance Canada, Ltd.
100,000	1.800%, 10/23/2015[j]	101,234
100,000	2.450%, 10/25/2017[j]	101,712

	Total	676,001

Capital Goods (0.4%)
	Eaton Corporation
100,000	2.750%, 11/2/2022[j]	101,382
	John Deere Capital Corporation
125,000	1.700%, 1/15/2020	124,566
	Precision Castparts Corporation
125,000	1.250%, 1/15/2018	125,581
	Republic Services, Inc.
100,000	5.000%, 3/1/2020	116,110
	Roper Industries, Inc.
125,000	1.850%, 11/15/2017	126,756
	Textron, Inc.
100,000	7.250%, 10/1/2019	121,506
	United Technologies Corporation
100,000	0.787%, 6/1/2015[h]	100,988

	Total	816,889

Collateralized Mortgage Obligations (0.4%)
	Bear Stearns Mortgage Funding Trust
95,791	0.480%, 8/25/2036[h]	49,088
	HomeBanc Mortgage Trust
465,197	2.458%, 4/25/2037	331,964
	J.P. Morgan Alternative Loan Trust
406,743	2.748%, 3/25/2036	326,318
	Master Asset Securitization Trust
158,325	0.700%, 6/25/2036[h]	105,815

	Total	813,185

Commercial Mortgage-Backed Securities (2.0%)
	Bear Stearns Commercial Mortgage Securities, Inc.
67,771	5.613%, 6/11/2050	69,256
98,451	0.349%, 3/15/2022[h,j]	98,342
	Citigroup/Deutsche Bank Commercial Mortgage
250,000	5.322%, 12/11/2049	284,682
	Commercial Mortgage Pass- Through Certificates
1,000,000	0.329%, 12/15/2020[h,j]	958,255
	Credit Suisse Mortgage Capital Certificates
591,345	0.369%, 10/15/2021[h,j]	580,425
	Government National Mortgage Association
326,149	3.214%, 1/16/2040	341,754
	GS Mortgage Securities Corporation II
1,000,000	1.260%, 3/6/2020[h,j]	1,001,509
	Morgan Stanley Capital I
200,000	3.224%, 7/15/2049	214,257
	Wachovia Bank Commercial Mortgage Trust
372,505	5.765%, 7/15/2045	411,601

	Total	3,960,081

Communications Services (1.1%)
	American Tower Corporation
200,000	5.050%, 9/1/2020	225,731
	AT&T, Inc.
150,000	1.400%, 12/1/2017	150,678
	British Sky Broadcasting Group plc
100,000	3.125%, 11/26/2022[j]	101,239
	CBS Corporation
200,000	8.875%, 5/15/2019	267,567
	Cox Communications, Inc.
100,000	3.250%, 12/15/2022[j]	103,555
	Crown Castle Towers, LLC
200,000	4.883%, 8/15/2020[j]	230,826
	DIRECTV Holdings, LLC
125,000	1.750%, 1/15/2018	125,066
	Discovery Communications, LLC
100,000	4.950%, 5/15/2042	109,104
	NBC Universal Enterprise, Inc.
125,000	1.662%, 4/15/2018[j]	126,512
	Qwest Communications International, Inc.
150,000	7.125%, 4/1/2018	156,075
	Rogers Communications, Inc.
100,000	3.000%, 3/15/2023	102,712
	SBA Tower Trust
200,000	5.101%, 4/17/2017[j]	223,443
	Time Warner Cable, Inc.
100,000	4.500%, 9/15/2042	95,116
	Vodafone Group plc
125,000	0.900%, 2/19/2016	125,075

	Total	2,142,699

Consumer Cyclical (0.5%)
	California Institute of Technology
150,000	4.700%, 11/1/2111	160,050
	Dartmouth College
100,000	3.760%, 6/1/2043	100,141
	Ford Motor Credit Company, LLC
150,000	3.984%, 6/15/2016	159,517
100,000	5.000%, 5/15/2018	111,514
	Home Depot, Inc.
125,000	2.700%, 4/1/2023	127,297
	Macy’s Retail Holdings, Inc.
100,000	7.450%, 7/15/2017	123,310
	President and Fellows of Harvard College
225,000	3.619%, 10/1/2037[c]	225,245

	Total	1,007,074

Consumer Non-Cyclical (1.1%)
	AbbVie, Inc.
200,000	1.750%, 11/6/2017[j]	202,978
	Anheuser-Busch InBev Worldwide, Inc.
150,000	1.375%, 7/15/2017	152,010

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (34.1%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Colgate-Palmolive Company
$250,000	2.625%, 5/1/2017	$266,598
	CVS Caremark Corporation
125,000	6.125%, 9/15/2039	158,857
	Dr Pepper Snapple Group, Inc.
75,000	2.700%, 11/15/2022	75,277
	Express Scripts Holding Company
100,000	3.900%, 2/15/2022	109,120
	HCA, Inc.
200,000	6.500%, 2/15/2020	231,000
	Heineken NV
50,000	1.400%, 10/1/2017[j]	50,132
100,000	2.750%, 4/1/2023[j]	99,956
	Koninklijke Philips Electronics NV
150,000	3.750%, 3/15/2022	162,567
	Medtronic, Inc.
125,000	1.375%, 4/1/2018	125,575
	Mylan, Inc.
90,000	7.875%, 7/15/2020[j]	105,199
100,000	3.125%, 1/15/2023[j]	99,581
	SABMiller Holdings, Inc.
200,000	3.750%, 1/15/2022[j]	218,696
	Sanofi
125,000	1.250%, 4/10/2018	125,550

	Total	2,183,096

Energy (0.4%)
	EOG Resources, Inc.
125,000	2.625%, 3/15/2023	125,757
	Marathon Oil Corporation
25,000	0.900%, 11/1/2015	25,055
100,000	2.800%, 11/1/2022	99,958
	Rowan Companies, Inc.
225,000	4.875%, 6/1/2022	248,054
	Valero Energy Corporation
200,000	6.125%, 2/1/2020	244,801

	Total	743,625

Financials (4.2%)
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
100,000	4.125%, 11/9/2022[j]	100,750
	Bank of America Corporation
100,000	5.650%, 5/1/2018	116,090
75,000	5.875%, 2/7/2042	93,776
	Bank of New York Mellon Corporation
50,000	1.138%, 11/24/2014[h]	50,534
50,000	1.700%, 11/24/2014	50,919
	Bear Stearns Companies, LLC
200,000	6.400%, 10/2/2017	239,919
	Berkshire Hathaway Finance Corporation
100,000	1.600%, 5/15/2017	102,294
	Boston Properties, LP
200,000	4.125%, 5/15/2021	221,600
	Camden Property Trust
75,000	2.950%, 12/15/2022	74,905
	Citigroup, Inc.
82,000	1.214%, 4/1/2014[h]	82,413
125,000	4.050%, 7/30/2022	129,933
	CNA Financial Corporation
200,000	6.500%, 8/15/2016	230,122
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
150,000	4.750%, 1/15/2020[j]	172,977
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[j]	201,420
	Duke Realty, LP
100,000	3.875%, 10/15/2022	104,169
	Eksportfinans ASA
100,000	2.375%, 5/25/2016	96,000
	Essex Portfolio, LP
150,000	3.250%, 5/1/2023	150,937
	Fifth Third Bancorp
200,000	5.450%, 1/15/2017	225,414
	General Electric Capital Corporation
200,000	3.800%, 6/18/2019[j]	216,711
	Goldman Sachs Group, Inc.
150,000	2.375%, 1/22/2018	152,873
	Goldman Sachs Group, Inc., Convertible
2,040	1.000%, 7/10/2013[j,k]	67,679
	Health Care REIT, Inc.
200,000	6.125%, 4/15/2020	242,223
	HSBC Holdings plc
165,000	6.500%, 5/2/2036	207,782
	ING Bank NV
50,000	5.000%, 6/9/2021[j]	57,239
150,000	2.625%, 12/5/2022[j]	151,575
	ING Capital Funding Trust III
50,000	3.884%, 12/29/2049[h,l]	48,500
	International Lease Finance Corporation
100,000	8.625%, 9/15/2015	114,000
	J.P. Morgan Chase & Company
150,000	2.000%, 8/15/2017	153,930
75,000	1.176%, 1/25/2018[h]	75,523
	Kilroy Realty, LP
100,000	3.800%, 1/15/2023	103,413
	Liberty Mutual Group, Inc.
50,000	4.950%, 5/1/2022[j]	55,655
	Liberty Property, LP
200,000	5.500%, 12/15/2016	226,109
	Macquarie Bank, Ltd.
100,000	5.000%, 2/22/2017[j]	111,482
	Metropolitan Life Global Funding I
250,000	3.650%, 6/14/2018[j]	275,350
	Morgan Stanley
200,000	7.300%, 5/13/2019	250,506
	National Australia Bank, Ltd.
125,000	2.000%, 6/20/2017[j]	130,200
	Principal Financial Group, Inc.
200,000	8.875%, 5/15/2019	273,168
	Prudential Financial, Inc.
175,000	6.100%, 6/15/2017	205,653
	Rabobank Capital Funding Trust II
101,000	5.260%, 12/29/2049[j,l]	102,060
	Reinsurance Group of America, Inc.
300,000	5.625%, 3/15/2017	339,928

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (34.1%)	Value
Financials (4.2%) - continued
	Royal Bank of Scotland Group plc
$50,000	6.125%, 12/15/2022	$53,795
	Simon Property Group, LP
200,000	4.375%, 3/1/2021	227,648
	Skandinaviska Enskilda Banken AB
200,000	1.750%, 3/19/2018[j]	201,890
	SLM Corporation
30,000	4.625%, 9/25/2017	31,204
	Standard Chartered plc
100,000	3.950%, 1/11/2023[j]	102,165
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	126,512
	Swedbank Hypotek AB
200,000	1.375%, 3/28/2018[j]	201,240
	Swiss RE Capital I, LP
275,000	6.854%, 5/29/2049[j,l]	294,250
	Travelers Companies, Inc.
105,000	6.250%, 6/15/2037	144,110
	UBS AG/London
200,000	1.875%, 1/23/2015[j]	204,560
	UnionBanCal Corporation
125,000	3.500%, 6/18/2022	131,742
	UnitedHealth Group, Inc.
125,000	1.400%, 10/15/2017	126,145
	Ventas Realty, LP
125,000	2.700%, 4/1/2020	127,025
	WEA Finance, LLC
225,000	6.750%, 9/2/2019[j]	279,496
	Wells Fargo & Company
75,000	3.450%, 2/13/2023	76,529
	Willis North America, Inc.
125,000	6.200%, 3/28/2017	143,004

	Total	8,477,046

Foreign Government (0.9%)
	Bank Nederlandse Gemeenten NV
170,000	4.375%, 2/16/2021[j]	200,566
	Chile Government International Bond
200,000	3.875%, 8/5/2020	224,500
	Export Development Canada
350,000	0.750%, 12/15/2017	350,033
	Kommunalbanken AS
200,000	1.000%, 9/26/2017[j]	200,544
	Kommuninvest I Sverige AB
150,000	1.000%, 10/24/2017[j]	150,750
	Mexico Government International Bond
50,000	6.050%, 1/11/2040	65,750
	Province of Manitoba
150,000	1.300%, 4/3/2017	153,285
	Province of New Brunswick
150,000	2.750%, 6/15/2018	162,063
	Province of Ontario
150,000	0.346%, 8/13/2015[h]	149,932
	Sweden Government International Bond
150,000	0.375%, 3/29/2016[j]	149,970

	Total	1,807,393

Mortgage-Backed Securities (9.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,700,000	2.500%, 5/1/2028[c]	1,774,640
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,850,000	3.000%, 5/1/2043[c]	1,927,180
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
2,525,000	2.500%, 5/1/2028[c]	2,640,203
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,450,000	3.000%, 5/1/2043[c]	2,562,547
4,500,000	3.500%, 5/1/2043[c]	4,794,610
4,925,000	4.000%, 5/1/2043[c]	5,271,289

	Total	18,970,469

Technology (0.3%)
	Affiliated Computer Services, Inc.
200,000	5.200%, 6/1/2015	214,182
	Apple, Inc.
150,000	2.400%, 5/3/2023	149,800
	Motorola Solutions, Inc.
125,000	3.500%, 3/1/2023	127,343
	Oracle Corporation
100,000	1.200%, 10/15/2017	100,615

	Total	591,940

Transportation (0.5%)
	Burlington Northern Santa Fe, LLC
100,000	3.050%, 9/1/2022	103,413
	Canadian Pacific Railway Company
125,000	7.125%, 10/15/2031	169,038
	Continental Airlines, Inc.
125,000	4.150%, 4/11/2024	132,344
	CSX Corporation
200,000	3.700%, 10/30/2020	219,963
	Delta Air Lines, Inc.
86,933	4.950%, 5/23/2019	94,974
50,000	4.750%, 5/7/2020	54,625
	ERAC USA Finance, LLC
200,000	5.250%, 10/1/2020[j]	234,556
	US Airways Pass Through Trust
100,000	3.950%, 11/15/2025	100,630

	Total	1,109,543

U.S. Government and Agencies (9.9%)
	Federal Home Loan Banks
250,000	0.250%, 1/16/2015	250,128
150,000	0.500%, 11/20/2015	150,630
	Federal Home Loan Mortgage Corporation
250,000	1.250%, 8/1/2019	251,414
250,000	1.250%, 10/2/2019	251,078
	U.S. Treasury Bonds
2,090,000	3.000%, 5/15/2042	2,139,964
	U.S. Treasury Bonds, TIPS
154,077	0.750%, 2/15/2042	167,174

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (34.1%)	Value
U.S. Government and Agencies (9.9%) - continued
	U.S. Treasury Notes
$1,500,000	0.250%, 3/31/2015	$1,501,172
3,125,000	0.375%, 2/15/2016	3,131,837
665,000	0.625%, 5/31/2017	668,273
250,000	0.750%, 2/28/2018	251,308
6,850,000	1.375%, 1/31/2020	6,995,562
75,000	1.625%, 8/15/2022	75,217
	U.S. Treasury Notes, TIPS
175,714	0.125%, 4/15/2018	189,414
1,114,081	1.125%, 1/15/2021	1,308,872
1,486,959	0.125%, 1/15/2022	1,617,999
1,005,550	0.125%, 1/15/2023	1,084,816

	Total	20,034,858

Utilities (1.5%)
	Cleveland Electric Illuminating Company
245,000	5.700%, 4/1/2017	277,670
	DCP Midstream Operating, LP
150,000	3.875%, 3/15/2023	153,709
	Duke Energy Carolinas, LLC
100,000	4.000%, 9/30/2042	102,056
	Electricite de France SA
100,000	5.250%, 1/29/2049[j,l]	100,587
	Energy Transfer Partners, LP
250,000	4.650%, 6/1/2021	277,026
	ITC Holdings Corporation
125,000	6.050%, 1/31/2018[j]	146,073
	Kansas City Power & Light Company
150,000	3.150%, 3/15/2023	154,430
	Kinder Morgan Energy Partners, LP
100,000	5.300%, 9/15/2020	118,914
	MidAmerican Energy Holdings Company
225,000	6.500%, 9/15/2037	303,364
	National Rural Utilities Cooperative Finance Corporation
70,000	4.750%, 4/30/2043	71,400
	NiSource Finance Corporation
100,000	6.125%, 3/1/2022	121,690
100,000	3.850%, 2/15/2023	105,346
	ONEOK Partners, LP
200,000	8.625%, 3/1/2019	266,320
	Pennsylvania Electric Company
200,000	5.200%, 4/1/2020	230,305
	Sempra Energy
100,000	2.300%, 4/1/2017	104,276
	Union Electric Company
350,000	6.400%, 6/15/2017	423,386
	Williams Partners, LP
100,000	3.350%, 8/15/2022	101,153

	Total	3,057,705

	Total Long-Term Fixed Income (cost $67,029,644)	68,811,363

Fixed Income Mutual Funds (0.8%)
320,818	Thrivent High Yield Fund	1,661,835

	Total	1,661,835

	Total Other Mutual Funds (cost $1,240,493)	1,661,835

Shares	Preferred Stock (0.1%)	Value
Financials (0.1%)
	Discover Financial Services,
2,600	6.500%[l]	69,004
	HSBC Holdings plc,
4,000	8.000%[l]	115,320
	The Allstate Corporation,
1,000	5.100%	26,600
	The Goldman Sachs Group, Inc.,
1,400	5.500%[d,l]	35,994

	Total	246,918

	Total Preferred Stock (cost $224,896)	246,918

Shares	Collateral Held for Securities Loaned (0.5%)	Value
1,034,581	Thrivent Cash Management Trust	1,034,581

	Total Collateral Held for Securities Loaned (cost $1,034,581)	1,034,581

Shares or Principal Amount	Short-Term Investments (9.5%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.100%, 6/7/2013[e,m]	99,990
	Thrivent Cash Management Trust
19,202,277	0.090%	19,202,277

	Total Short-Term Investments (at amortized cost)	19,302,267

	Total Investments (cost $204,426,063) 109.9%	$222,163,394

	Other Assets and Liabilities, Net (9.9%)	(20,035,011)

	Total Net Assets 100.0%	$202,128,383

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At April 30, 2013, $512,990 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2013

(unaudited)

f	All or a portion of the security is on loan.
g	All or a portion of the security is insured or guaranteed.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2013.
i

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Fund owned as of April 30, 2013.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$502,997

j

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2013, the value of these investments was $8,765,660 or 4.3% of total net assets.

k	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	- Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$20,697,933
Gross unrealized depreciation	(3,096,613)

Net unrealized appreciation (depreciation)	$17,601,320

Cost for federal income tax purposes	$204,562,074

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Balanced Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Capital Goods	130,506	–	130,506	–
Communications Services	543,337	–	543,337	–
Consumer Cyclical	130,946	–	130,946	–
Consumer Non-Cyclical	136,656	–	136,656	–
Energy	30,394	–	30,394	–
Financials	130,210	–	130,210	–
Technology	160,990	–	160,990	–
Transportation	35,263	–	35,263	–
Utilities	65,640	–	65,640	–

Common Stock
Consumer Discretionary	18,761,298	18,761,298	–	–
Consumer Staples	11,514,043	9,609,999	1,904,044	–
Energy	12,172,025	11,638,969	533,056	–
Financials	18,419,366	18,419,366	–	–
Health Care	15,301,453	15,301,453	–	–
Industrials	15,936,327	15,936,327	–	–
Information Technology	27,872,122	27,872,122	–	–
Materials	5,231,495	5,231,495	–	–
Utilities	4,534,359	4,534,359	–	–

Long-Term Fixed Income
Asset-Backed Securities	2,419,759	–	2,419,759	–
Basic Materials	676,001	–	676,001	–
Capital Goods	816,889	–	816,889	–
Collateralized Mortgage Obligations	813,185	–	813,185	–
Commercial Mortgage-Backed Securities	3,960,081	–	3,960,081	–
Communications Services	2,142,699	–	2,142,699	–
Consumer Cyclical	1,007,074	–	1,007,074	–
Consumer Non-Cyclical	2,183,096	–	2,183,096	–
Energy	743,625	–	743,625	–
Financials	8,477,046	–	8,409,367	67,679
Foreign Government	1,807,393	–	1,807,393	–
Mortgage-Backed Securities	18,970,469	–	18,970,469	–
Technology	591,940	–	591,940	–
Transportation	1,109,543	–	1,109,543	–
U.S. Government and Agencies	20,034,858	–	20,034,858	–
Utilities	3,057,705	–	3,057,705	–
Fixed Income Mutual Funds	1,661,835	1,661,835	–	–

Preferred Stock
Financials	246,918	246,918	–	–
Collateral Held for Securities Loaned	1,034,581	1,034,581	–	–
Short-Term Investments	19,302,267	19,202,277	99,990	–

Total	$222,163,394	$149,450,999	$72,644,716	$67,679

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	148,156	148,156	–	–

Total Asset Derivatives	$148,156	$148,156	$–	$–

Liability Derivatives
Futures Contracts	110,487	110,487	–	–
Credit Default Swaps	37,594	–	37,594	–

Total Liability Derivatives	$148,081	$110,487	$37,594	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(5)	June 2013	($1,102,016)	($1,103,125)	($1,109)
10-Yr. U.S. Treasury Bond Futures	(65)	June 2013	(8,558,982)	(8,668,360)	(109,378)
30-Yr. U.S. Treasury Bond Futures	20	June 2013	2,892,561	2,967,500	74,939
S&P 500 Index Futures	7	June 2013	2,713,132	2,786,349	73,217
Total Futures Contracts					$37,669

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; Bank of America	Buy	6/20/2018	$750,000	$21,639	($45,936)	($24,297)
CDX IG, Series 20, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	6/20/2018	1,500,000	5,154	(18,451)	(13,297)
Total Credit Default Swaps					($64,387)	($37,594)

1

As the buyer of protection, Balanced Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Balanced Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for Balanced Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$74,939
Total Interest Rate Contracts		74,939

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	73,217
Total Equity Contracts		73,217
Total Asset Derivatives		$148,156

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	110,487
Total Interest Rate Contracts		110,487

Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	37,594
Total Credit Contracts		37,594
Total Liability Derivatives		$148,081

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Balanced Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(63,173)

Total Interest Rate Contracts		(63,173)

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	214,298

Total Equity Contracts		214,298

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(806)

Total Foreign Exchange Contracts		(806)

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(115,346)

Total Credit Contracts		(115,346)
Total		$34,973

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for Balanced Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(30,946)
Total Interest Rate Contracts		(30,946)

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	73,217
Total Equity Contracts		73,217

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	986
Total Credit Contracts		986
Total		$43,257

The following table presents Balanced Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Equity Contracts	$2,028,687	1.0%	N/A	N/A	N/A	N/A
Interest Rate Contracts	13,217,970	6.8	N/A	N/A	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$5,634	<0.1%	N/A	N/A
Credit Contracts	N/A	N/A	N/A	N/A	$1,431,130	0.7%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
High Yield	$1,834,321	$–	$230,000	320,818	$1,661,835	$54,213
Cash Management Trust-Collateral Investment	1,067,718	14,346,835	14,379,972	1,034,581	1,034,581	1,745
Cash Management Trust-Short Term Investment	13,922,888	23,767,941	18,488,552	19,202,277	19,202,277	8,803
Total Value and Income Earned	16,824,927				21,898,693	64,761

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Bank Loans (3.2%)[a]	Value
Communications Services (1.6%)
	Clear Channel Communications, Inc., Term Loan
$9,645,000	2.252%, 1/29/2016[b,c]	$8,838,582
	Integra Telecom Holdings, Inc., Term Loan
1,870,000	6.000%, 2/18/2020	1,907,400
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,350,000	9.000%, 3/18/2019	2,350,000

	Total	13,095,982

Consumer Non-Cyclical (0.9%)
	Albertsons, LLC, Term Loan
3,000,000	5.750%, 2/26/2016	3,032,130
	HCA, Inc., Term Loan
4,270,454	2.948%, 5/1/2018	4,269,642

	Total	7,301,772

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,350,000	6.500%, 2/28/2019	2,370,562

	Total	2,370,562

Technology (0.4%)
	First Data Corporation Extended, Term Loan
3,809,215	4.199%, 3/26/2018	3,794,512

	Total	3,794,512

	Total Bank Loans (cost $25,958,665)	26,562,828

Principal Amount	Long-Term Fixed Income (92.5%)	Value
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
2,194,899	5.746%, 5/25/2036	1,711,830
1,600,000	6.011%, 5/25/2036	1,207,522

	Total	2,919,352

Basic Materials (7.3%)
	APERAM
2,355,000	7.750%, 4/1/2018[d]	2,313,788
	Bluescope Steel, Ltd.
1,410,000	7.125%, 5/1/2018[d]	1,452,300
	CONSOL Energy, Inc.
1,700,000	8.000%, 4/1/2017	1,840,250
2,430,000	8.250%, 4/1/2020	2,721,600
	FMG Resources Property, Ltd.
2,370,000	7.000%, 11/1/2015[d]	2,482,575
1,410,000	6.000%, 4/1/2017[d,e]	1,466,400
3,300,000	6.875%, 2/1/2018[d,e]	3,514,500
3,860,000	8.250%, 11/1/2019[d,e]	4,246,000
	Graphic Packaging International, Inc.
700,000	9.500%, 6/15/2017	738,500
1,400,000	7.875%, 10/1/2018	1,554,000
710,000	4.750%, 4/15/2021	738,400
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
2,820,000	8.875%, 2/1/2018[e]	2,989,200
2,850,000	9.000%, 11/15/2020[e]	2,964,000
	Inmet Mining Corporation
3,400,000	8.750%, 6/1/2020[d]	3,672,000
	LyondellBasell Industries NV
2,340,000	5.000%, 4/15/2019	2,666,636
	Midwest Vanadium, Pty. Ltd.
3,070,000	11.500%, 2/15/2018[f]	1,995,500
	NOVA Chemicals Corporation
4,890,000	8.625%, 11/1/2019	5,531,812
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	4,029,250
	Resolute Forest Products
3,659,000	10.250%, 10/15/2018	4,273,712
	Ryerson, Inc.
1,900,000	9.000%, 10/15/2017[d]	2,071,000
	Sappi Papier Holding GmbH
1,420,000	8.375%, 6/15/2019[d]	1,590,400
	Severstal Columbus, LLC
1,400,000	10.250%, 2/15/2018	1,508,500
	Tembec Industries, Inc.
2,820,000	11.250%, 12/15/2018	3,137,250
	US Coatings Acquisition, Inc./Flash Dutch 2 BV
1,420,000	7.375%, 5/1/2021[d]	1,515,850

	Total	61,013,423

Capital Goods (8.4%)
	BE Aerospace, Inc.
3,280,000	6.875%, 10/1/2020	3,681,800
	Case New Holland, Inc.
2,210,000	7.875%, 12/1/2017	2,629,900
	Cemex Finance, LLC
2,370,000	9.375%, 10/12/2017[d]	2,719,575
	Cemex SAB de CV
2,370,000	9.000%, 1/11/2018[d]	2,583,300
	CNH Capital, LLC
1,500,000	3.875%, 11/1/2015	1,552,500
2,350,000	3.625%, 4/15/2018[d]	2,391,125
	Coleman Cable, Inc.
1,580,000	9.000%, 2/15/2018	1,710,350
	EnergySolutions, Inc.
2,350,000	10.750%, 8/15/2018	2,543,875
	Liberty Tire Recycling
1,870,000	11.000%, 10/1/2016[f]	1,916,750
	Manitowoc Company, Inc.
4,270,000	8.500%, 11/1/2020	4,867,800
	Milacron, LLC
2,360,000	7.750%, 2/15/2021[d]	2,454,400
	Nortek, Inc.
2,840,000	10.000%, 12/1/2018	3,191,450
1,000,000	8.500%, 4/15/2021[d]	1,115,000
2,860,000	8.500%, 4/15/2021	3,196,050
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,582,975
	RBS Global, Inc.
3,980,000	8.500%, 5/1/2018	4,358,100
	Reynolds Group Issuer, Inc.
1,420,000	9.000%, 4/15/2019	1,533,600
2,340,000	9.875%, 8/15/2019	2,626,650

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.5%)	Value
Capital Goods (8.4%) - continued
$1,900,000	5.750%, 10/15/2020	$1,990,250
2,370,000	8.250%, 2/15/2021	2,515,162
	RSC Equipment Rental, Inc.
2,780,000	8.250%, 2/1/2021	3,169,200
	Sealed Air Corporation
1,450,000	8.375%, 9/15/2021[d]	1,696,500
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020	3,671,200
	Tekni-Plex, Inc.
3,300,000	9.750%, 6/1/2019[d]	3,663,000
	United Rentals North America, Inc.
930,000	7.375%, 5/15/2020	1,053,225
	UR Financing Escrow Corporation
3,750,000	7.625%, 4/15/2022	4,303,125

	Total	70,716,862

Communications Services (18.9%)
	Altice Finco SA
950,000	9.875%, 12/15/2020[d,e]	1,082,050
	AMC Networks, Inc.
4,690,000	7.750%, 7/15/2021	5,393,500
	CCO Holdings, LLC
3,750,000	7.250%, 10/30/2017	4,059,375
1,890,000	7.000%, 1/15/2019	2,053,013
700,000	7.375%, 6/1/2020	785,750
	CenturyLink, Inc.
1,070,000	5.625%, 4/1/2020	1,142,380
	Cequel Communications Escrow 1, LLC
3,180,000	6.375%, 9/15/2020[d]	3,386,700
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022[d]	5,362,500
	Crown Castle International Corporation
5,000,000	5.250%, 1/15/2023	5,237,500
	Digicel Group, Ltd.
4,710,000	6.000%, 4/15/2021[d,e]	4,721,775
	Digicel, Ltd.
3,790,000	8.250%, 9/1/2017[d]	3,988,975
1,470,000	7.000%, 2/15/2020[d]	1,547,175
	DISH DBS Corporation
2,355,000	5.125%, 5/1/2020[d]	2,331,450
	Eileme 2 AB
3,740,000	11.625%, 1/31/2020[d]	4,441,250
	Frontier Communications Corporation
2,810,000	8.250%, 4/15/2017[e]	3,298,237
	Hughes Satellite Systems Corporation
4,400,000	6.500%, 6/15/2019	4,895,000
	Intelsat Jackson Holdings SA
7,030,000	7.250%, 10/15/2020	7,803,300
1,420,000	6.625%, 12/15/2022[d,e]	1,537,150
	Intelsat Luxembourg SA
4,722,000	11.250%, 2/4/2017	5,028,930
3,290,000	7.750%, 6/1/2021[d]	3,470,950
	Leap Wireless International, Inc., Convertible
4,215,000	4.500%, 7/15/2014	4,299,300
	Level 3 Financing, Inc.
3,700,000	8.625%, 7/15/2020	4,181,000
	Lynx I Corporation
710,000	5.375%, 4/15/2021[d]	757,925
	McGraw-Hill Global Education Holdings, LLC
4,705,000	9.750%, 4/1/2021[d]	4,846,150
	MDC Partners, Inc.
2,350,000	6.750%, 4/1/2020[d]	2,444,000
	NII International Telecom Sarl
4,710,000	11.375%, 8/15/2019[d]	5,440,050
	Satmex Escrow SA de CV
4,770,000	9.500%, 5/15/2017	5,163,525
	SoftBank Corporation
5,000,000	4.500%, 4/15/2020[d]	5,179,720
	Sprint Nextel Corporation
7,620,000	9.000%, 11/15/2018[d]	9,372,600
2,530,000	7.000%, 3/1/2020[d]	2,877,875
	Telesat Canada
5,210,000	6.000%, 5/15/2017[d]	5,548,650
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[d]	4,812,750
	Univision Communications, Inc.
3,000,000	6.750%, 9/15/2022[d]	3,330,000
	UPC Holding BV
4,000,000	9.875%, 4/15/2018[d]	4,460,000
	UPCB Finance V, Ltd.
1,400,000	7.250%, 11/15/2021[d]	1,561,000
	Virgin Media Finance plc
1,042,000	8.375%, 10/15/2019	1,176,157
1,050,000	4.875%, 2/15/2022	1,071,000
2,470,000	5.250%, 2/15/2022	2,519,400
	WideOpenWest Finance, LLC
4,880,000	10.250%, 7/15/2019[d]	5,490,000
	Wind Acquisition Finance SA
4,740,000	11.750%, 7/15/2017[d]	5,083,650
	XM Satellite Radio, Inc.
3,320,000	7.625%, 11/1/2018[d]	3,685,200
	Zayo Group, LLC
3,075,000	8.125%, 1/1/2020	3,467,063

	Total	158,333,975

Consumer Cyclical (13.8%)
	Algeco Scotsman Global Finance plc
3,320,000	8.500%, 10/15/2018[d]	3,585,600
	Beazer Homes USA, Inc.
950,000	9.125%, 6/15/2018	1,042,625
3,470,000	9.125%, 5/15/2019	3,799,650
	Brookfield Residential Properties, Inc.
2,370,000	6.500%, 12/15/2020[d]	2,550,713
	Burlington Coat Factory Warehouse Corporation
3,350,000	10.000%, 2/15/2019	3,747,812
	Choice Hotels International, Inc.
2,350,000	5.750%, 7/1/2022	2,632,000
	Chrysler Group, LLC
2,230,000	8.000%, 6/15/2019[e]	2,497,600
2,400,000	8.250%, 6/15/2021[e]	2,754,000
	CST Brands, Inc.
1,890,000	5.000%, 5/1/2023[c,d]	1,939,613

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.5%)	Value
Consumer Cyclical (13.8%) - continued
	DineEquity, Inc.
$3,800,000	9.500%, 10/30/2018[e]	$4,332,000
	Eldorado Resorts, LLC
4,330,000	8.625%, 6/15/2019[f]	4,265,050
	General Motors Financial Company, Inc.
2,600,000	4.750%, 8/15/2017d	2,743,000
1,190,000	6.750%, 6/1/2018	1,359,575
	Jaguar Land Rover Automotive plc
950,000	5.625%, 2/1/2023[d,e]	992,750
	KB Home
930,000	7.250%, 6/15/2018	1,043,925
1,750,000	8.000%, 3/15/2020[e]	2,060,625
1,420,000	7.500%, 9/15/2022	1,618,800
	Lear Corporation
1,560,000	7.875%, 3/15/2018	1,686,750
1,560,000	8.125%, 3/15/2020	1,756,950
990,000	4.750%, 1/15/2023[d,e]	992,475
	Limited Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,642,712
1,640,000	5.625%, 2/15/2022	1,769,150
	MCE Finance, Ltd.
2,130,000	5.000%, 2/15/2021[d]	2,159,288
	MGM Resorts International
4,693,000	10.000%, 11/1/2016	5,690,262
	NCL Corporation, Ltd.
3,230,000	9.500%, 11/15/2018	3,657,975
	New Cotai, LLC
3,295,000	10.625%, 5/1/2019[f]	3,327,950
	Realogy Group, LLC
1,410,000	3.375%, 5/1/2016[d,e]	1,417,050
2,645,000	11.500%, 4/15/2017	2,813,619
	RHP Hotel Properties, LP
3,880,000	5.000%, 4/15/2021[d]	3,967,300
	ROC Finance, LLC
4,220,000	12.125%, 9/1/2018[d]	4,958,500
	Royal Caribbean Cruises, Ltd.
5,655,000	5.250%, 11/15/2022	5,852,925
	Seminole Indian Tribe of Florida
4,170,000	7.804%, 10/1/2020[d]	4,564,816
	Seven Seas Cruises S de RL, LLC
4,730,000	9.125%, 5/15/2019[d]	5,173,437
	Six Flags Entertainment Corporation
4,770,000	5.250%, 1/15/2021[d]	4,936,950
	Studio City Finance, Ltd.
4,760,000	8.500%, 12/1/2020[d]	5,319,300
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015[f]	3,849,300
	West Corporation
4,350,000	8.625%, 10/1/2018	4,817,625
2,140,000	7.875%, 1/15/2019	2,332,600

	Total	115,652,272

Consumer Non-Cyclical (10.7%)
	Biomet, Inc.
2,840,000	6.500%, 8/1/2020[d]	3,095,600
1,885,000	6.500%, 10/1/2020[d]	1,969,825
	CDRT Holding Corporation
2,370,000	9.250%, 10/1/2017[d]	2,473,688
	DaVita HealthCare Partners, Inc.
1,420,000	5.750%, 8/15/2022	1,512,300
	Del Monte Corporation
1,275,000	7.625%, 2/15/2019	1,359,469
	DJO Finance, LLC
3,250,000	8.750%, 3/15/2018	3,648,125
	Emergency Medical Services Corporation
4,630,000	8.125%, 6/1/2019	5,127,725
	Endo Health Solutions, Inc.
2,840,000	7.250%, 1/15/2022	3,113,350
	Fresenius Medical Care US Finance, Inc.
2,340,000	6.500%, 9/15/2018[d]	2,708,550
940,000	5.750%, 2/15/2021[d]	1,069,250
	Grifols, Inc.
3,620,000	8.250%, 2/1/2018	3,972,950
	HCA, Inc.
2,355,000	6.500%, 2/15/2020	2,720,025
4,570,000	7.500%, 2/15/2022	5,461,150
2,140,000	4.750%, 5/1/2023	2,230,950
	Health Management Associates, Inc.
1,180,000	7.375%, 1/15/2020	1,309,800
	Ingles Markets, Inc.
1,400,000	8.875%, 5/15/2017	1,468,250
	JBS Finance II, Ltd.
4,450,000	8.250%, 1/29/2018[f]	4,806,000
	JBS USA, LLC/JBS USA Finance, Inc.
2,850,000	11.625%, 5/1/2014	3,110,062
	Libbey Glass, Inc.
3,310,000	6.875%, 5/15/2020	3,628,587
	Michael Foods Holding, Inc.
2,268,000	8.500%, 7/15/2018[d]	2,381,400
	Michael Foods, Inc.
2,355,000	9.750%, 7/15/2018	2,640,544
	Revlon Consumer Products Corporation
4,740,000	5.750%, 2/15/2021[d]	4,882,200
	Rite Aid Corporation
2,530,000	7.500%, 3/1/2017	2,605,900
1,790,000	9.500%, 6/15/2017	1,861,600
	Spectrum Brands Escrow Corporation
1,930,000	6.375%, 11/15/2020[d]	2,108,525
1,820,000	6.625%, 11/15/2022[d]	2,006,550
	Teleflex, Inc.
3,790,000	6.875%, 6/1/2019	4,121,625
	Valeant Pharmaceuticals International
2,900,000	7.250%, 7/15/2022[d]	3,284,250
	Visant Corporation
4,360,000	10.000%, 10/1/2017	4,229,200
	Warner Chilcott Company, LLC
4,115,000	7.750%, 9/15/2018	4,464,775

	Total	89,372,225

Energy (12.1%)
	Bonanza Creek Energy, Inc.
2,125,000	6.750%, 4/15/2021[d]	2,241,875
	Bristow Group, Inc.
2,820,000	6.250%, 10/15/2022	3,073,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.5%)	Value
Energy (12.1%) - continued
	Chaparral Energy, Inc.
$1,500,000	7.625%, 11/15/2022[d]	$1,642,500
2,350,000	7.625%, 11/15/2022	2,596,750
	Concho Resources, Inc.
4,760,000	6.500%, 1/15/2022	5,283,600
	Continental Resources, Inc.
1,880,000	5.000%, 9/15/2022	2,044,500
2,585,000	4.500%, 4/15/2023[d]	2,756,256
	Denbury Resources, Inc.
369,000	8.250%, 2/15/2020	418,815
2,740,000	6.375%, 8/15/2021[e]	3,055,100
1,090,000	4.625%, 7/15/2023	1,100,900
	Energy XXI Gulf Coast, Inc.
1,890,000	9.250%, 12/15/2017	2,135,700
1,420,000	7.750%, 6/15/2019	1,540,700
	Exterran Partners, LP
3,500,000	6.000%, 4/1/2021[d]	3,570,000
	Halcon Resources Corporation
4,750,000	8.875%, 5/15/2021[d]	5,094,375
	Harvest Operations Corporation
4,710,000	6.875%, 10/1/2017	5,275,200
	Helix Energy Solutions Group, Inc.
2,026,000	9.500%, 1/15/2016[d]	2,084,247
	Kodiak Oil & Gas Corporation
3,320,000	5.500%, 1/15/2021[d,e]	3,502,600
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020	2,514,375
1,930,000	7.750%, 2/1/2021	2,113,350
	Markwest Energy Partners, LP
1,521,000	6.250%, 6/15/2022	1,692,113
	MEG Energy Corporation
2,840,000	6.375%, 1/30/2023[d]	2,996,200
	Memorial Production Partners, LP
2,350,000	7.625%, 5/1/2021[d]	2,397,000
	Northern Tier Energy, LLC
2,980,000	7.125%, 11/15/2020[d]	3,173,700
	Oasis Petroleum, Inc.
2,430,000	7.250%, 2/1/2019	2,636,550
1,410,000	6.500%, 11/1/2021	1,551,000
	Offshore Group Investment, Ltd.
3,770,000	7.125%, 4/1/2023[d]	3,920,800
	Pacific Drilling V, Ltd.
2,860,000	7.250%, 12/1/2017[d]	3,024,450
	Plains Exploration & Production Company
2,500,000	6.125%, 6/15/2019	2,771,875
1,500,000	6.750%, 2/1/2022	1,695,000
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	2,370,500
940,000	6.500%, 12/15/2021	1,017,550
	QEP Resources, Inc.
3,230,000	6.875%, 3/1/2021	3,722,575
	Range Resources Corporation
660,000	5.000%, 8/15/2022	702,900
3,760,000	5.000%, 3/15/2023[d]	4,004,400
	Rosetta Resources, Inc.
710,000	5.625%, 5/1/2021[c]	740,175
	SESI, LLC
1,550,000	6.375%, 5/1/2019	1,681,750
2,800,000	7.125%, 12/15/2021	3,185,000
	United Refining Company
4,290,000	10.500%, 2/28/2018	4,922,775
	Western Refining, Inc.
940,000	6.250%, 4/1/2021[d]	972,900

	Total	101,223,856

Financials (7.4%)
	Ally Financial, Inc.
1,590,000	5.500%, 2/15/2017	1,732,981
2,350,000	8.000%, 3/15/2020	2,955,125
4,910,000	7.500%, 9/15/2020	6,063,850
	Aviv Healthcare Properties, LP
4,730,000	7.750%, 2/15/2019	5,179,350
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 12/29/2049[d,g]	1,248,125
	Citigroup, Inc.
1,500,000	5.350%, 4/29/2049[g]	1,504,134
	Community Choice Financial, Inc.
2,380,000	10.750%, 5/1/2019	2,314,550
	CyrusOne, LP/CyrusOne Finance Corporation
3,960,000	6.375%, 11/15/2022[d]	4,217,400
	DDR Corporation
720,000	4.625%, 7/15/2022	796,637
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,645,862
	Eksportfinans ASA
2,330,000	2.375%, 5/25/2016	2,236,800
	Icahn Enterprises, LP
6,640,000	8.000%, 1/15/2018	7,138,000
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,565,000
1,400,000	8.875%, 9/1/2017	1,699,250
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020[d]	2,444,000
	Milestone Aviation Group, LLC
950,000	8.625%, 12/15/2017[f]	985,625
	Omega Healthcare Investors, Inc.
6,100,000	5.875%, 3/15/2024	6,664,250
	Royal Bank of Scotland Group plc
1,885,000	7.640%, 3/29/2049[g]	1,776,612
	Societe Generale SA
2,070,000	6.625%, 12/11/2049[g]	2,116,575
	Speedy Cash Intermediate Holdings Corporation
2,720,000	10.750%, 5/15/2018[d]	2,924,000
	XL Group plc
1,500,000	6.500%, 12/31/2049[g]	1,473,750

	Total	61,681,876

Technology (5.0%)
	Alliance Data Systems Corporation
3,810,000	5.250%, 12/1/2017[d]	3,971,925
3,535,000	6.375%, 4/1/2020[d]	3,817,800
	Amkor Technology, Inc.
2,870,000	6.625%, 6/1/2021[e]	2,963,275
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023[d]	3,350,325

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.5%)	Value
Technology (5.0%) - continued
	Equinix, Inc.
$950,000	7.000%, 7/15/2021	$1,075,875
	First Data Corporation
3,320,000	11.250%, 3/31/2016[e]	3,378,100
1,000,000	7.375%, 6/15/2019[d]	1,087,500
1,629,000	12.625%, 1/15/2021	1,767,465
	Flextronics International, Ltd.
2,000,000	4.625%, 2/15/2020[d]	2,045,000
	Freescale Semiconductor, Inc.
1,890,000	8.050%, 2/1/2020[e]	2,036,475
2,089,000	10.750%, 8/1/2020	2,381,460
	Infor US, Inc.
2,910,000	9.375%, 4/1/2019	3,317,400
	NXP BV/NXP Funding, LLC
3,285,000	5.750%, 3/15/2023[d]	3,473,888
	Seagate HDD Cayman
2,860,000	7.750%, 12/15/2018	3,153,150
	Sensata Technologies BV
1,900,000	6.500%, 5/15/2019[d,e]	2,071,000
2,350,000	4.875%, 10/15/2023[d]	2,402,875

	Total	42,293,513

Transportation (3.7%)
	Air Canada
1,000,000	5.375%, 11/15/2022[c,d]	1,020,000
	American Petroleum Tankers, LLC
1,059,000	10.250%, 5/1/2015	1,086,142
	Avis Budget Car Rental, LLC
4,670,000	8.250%, 1/15/2019	5,189,537
	Avis Budget Group, Inc.
3,150,000	5.500%, 4/1/2023[d]	3,248,438
	CMA CGM SA
4,290,000	8.500%, 4/15/2017[d]	3,968,250
	Continental Airlines, Inc.
2,750,000	6.750%, 9/15/2015[d]	2,877,187
1,440,000	6.125%, 4/29/2018	1,465,200
470,000	6.250%, 4/11/2020	495,850
	HDTFS, Inc.
710,000	6.250%, 10/15/2022	794,313
	Navios Maritime Acquisition Corporation
1,430,000	8.625%, 11/1/2017	1,428,213
	Navios Maritime Holdings, Inc.
2,590,000	8.875%, 11/1/2017	2,722,737
2,030,000	8.125%, 2/15/2019[e]	1,923,425
	Navios South American Logistics, Inc.
940,000	9.250%, 4/15/2019[d]	1,026,950
1,240,000	9.250%, 4/15/2019	1,354,700
	United Air Lines, Inc.
1,351,350	9.750%, 1/15/2017	1,570,945
	US Airways 2013-1 Class B Pass Through Trust
480,000	5.375%, 11/15/2021[e]	487,800

	Total	30,659,687

Utilities (4.9%)
	Access Midstream Partners, LP
1,280,000	4.875%, 5/15/2023	1,321,600
	AES Corporation
5,350,000	7.375%, 7/1/2021	6,366,500
	Chesapeake Midstream Partners, LP
810,000	6.125%, 7/15/2022	891,000
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,666,124
1,650,000	6.375%, 10/1/2022	1,805,504
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
3,270,000	8.875%, 2/15/2018	3,572,475
940,000	7.125%, 6/1/2022	1,019,900
	Electricite de France SA
2,500,000	5.250%, 1/29/2049[d,g]	2,514,675
	Energy Future Intermediate Holding Company, LLC
1,900,000	11.750%, 3/1/2022[d]	2,175,500
	Holly Energy Partners, LP
1,870,000	8.250%, 3/15/2018	2,026,613
820,000	6.500%, 3/1/2020	885,600
	MarkWest Energy Partners, LP
590,000	4.500%, 7/15/2023	615,075
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,173,000
	NRG Energy, Inc.
4,740,000	6.625%, 3/15/2023[d]	5,166,600
	Regency Energy Partners, LP
3,330,000	6.875%, 12/1/2018	3,638,025
760,000	5.500%, 4/15/2023	832,200
	Targa Resources Partners, LP
4,280,000	5.250%, 5/1/2023[d]	4,536,800

	Total	41,207,191

	Total Long-Term Fixed Income (cost $719,353,455)	775,074,232

Shares	Preferred Stock (0.6%)	Value
Financials (0.6%)
	Discover Financial Services,
48,000	6.500%[g]	1,273,920
	The Goldman Sachs Group, Inc.,
23,040	5.500%[g,h]	592,358
	Ventas Realty, LP,
47,128	5.450%[h]	1,204,592
	Wells Fargo & Company, Convertible,
1,440	7.500%[g]	1,900,440

	Total	4,971,310

	Total Preferred Stock (cost $4,927,082)	4,971,310

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
1,370	Lear Corporation	79,158
153	Lear Corporation Warrants,
	$0.01, expires 11/9/2014[h]	16,879
36,330	TVMAX Holdings, Inc.[h,i]	4

	Total	96,041

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Common Stock (<0.1%)	Value
Financials (<0.1%)
10	New Cotai, LLC[h,i]	$309,685

	Total	309,685

	Total Common Stock (cost $2,643,077)	405,726

Shares	Collateral Held for Securities Loaned (6.6%)	Value
55,123,478	Thrivent Cash Management Trust	55,123,478

	Total Collateral Held for Securities Loaned (cost $55,123,478)	55,123,478

Shares or Principal Amount	Short-Term Investments (2.2%)	Value
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.105%, 6/17/2013[j,k]	299,959
	Federal National Mortgage Association Discount Notes
500,000	0.120%, 6/7/2013[j,k]	499,938
17,565,892	Thrivent Cash Management Trust
	0.090%	17,565,892

	Total Short-Term Investments (at amortized cost)	18,365,789

	Total Investments (cost $826,371,546) 105.1%	$880,503,363

	Other Assets and Liabilities, Net (5.1%)	(42,756,672)

	Total Net Assets 100.0%	$837,746,691

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2013, the value of these investments was $309,957,429 or 37.0% of total net assets.

e	All or a portion of the security is on loan.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of April 30, 2013.

Security	Acquisition Date	Cost
Eldorado Resorts, LLC	5/19/2011	$4,246,793
JBS Finance II, Ltd.	7/22/2010	$4,389,213
Liberty Tire Recycling	9/23/2010	$1,849,972
Midwest Vanadium, Pty. Ltd.	2/9/2011	$2,889,149
Milestone Aviation Group, LLC	12/12/2012	$950,000
New Cotai, LLC	4/12/2013	$3,002,752
Tunica-Biloxi Gaming Authority	11/8/2005	$4,217,558

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Non-income producing security.
i	Security is fair valued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At April 30, 2013, $374,950 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$58,487,883
Gross unrealized depreciation	(4,476,117)

Net unrealized appreciation (depreciation)	$54,011,766

Cost for federal income tax purposes	$826,491,597

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Communications Services	13,095,982	–	13,095,982	–
Consumer Non-Cyclical	7,301,772	–	7,301,772	–
Financials	2,370,562	–	2,370,562	–
Technology	3,794,512	–	3,794,512	–

Long-Term Fixed Income
Asset-Backed Securities	2,919,352	–	2,919,352	–
Basic Materials	61,013,423	–	61,013,423	–
Capital Goods	70,716,862	–	70,716,862	–
Communications Services	158,333,975	–	158,333,975	–
Consumer Cyclical	115,652,272	–	115,652,272	–
Consumer Non-Cyclical	89,372,225	–	89,372,225	–
Energy	101,223,856	–	101,223,856	–
Financials	61,681,876	–	61,681,876	–
Technology	42,293,513	–	42,293,513	–
Transportation	30,659,687	–	30,659,687	–
Utilities	41,207,191	–	41,207,191	–

Preferred Stock
Financials	4,971,310	4,971,310	–	–

Common Stock
Consumer Discretionary	96,041	96,037	–	4
Financials	309,685	–	–	309,685
Collateral Held for Securities Loaned	55,123,478	55,123,478	–	–
Short-Term Investments	18,365,789	17,565,892	799,897	–

Total	$880,503,363	$77,756,717	$802,436,957	$309,689

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Liability Derivatives
Credit Default Swaps	228,717	–	228,717	–

Total Liability Derivatives	$228,717	$–	$228,717	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; Bank of America	Buy	6/20/2018	$7,060,000	$203,696	($432,413)	($228,717)
Total Credit Default Swaps					($432,413)	($228,717)

1

As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for High Yield Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Liability Derivatives

Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	$228,717

Total Credit Contracts		228,717

Total Liability Derivatives		$228,717

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for High Yield Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(1,461,791)

Total Credit Contracts		(1,461,791)

Total		($1,461,791)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for High Yield Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	61,340
Total Credit Contracts		61,340

Total		$61,340

The following table presents High Yield Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Credit Contracts	$7,823,645	1.0%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust-Collateral Investment	$64,588,487	$95,276,524	$104,741,533	55,123,478	$55,123,478	$84,030
Cash Management Trust-Short Term Investment	31,101,499	142,902,119	156,437,726	17,565,892	17,565,892	18,954
Total Value and Income Earned	95,689,986				72,689,370	102,984

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Alabama (0.1%)
	Alabama Public School and College Authority Capital Improvement Revenue Refunding Bonds
$1,500,000	5.000%, 5/1/2029, Series Aa	$1,853,175

	Total	1,853,175

Alaska (0.2%)
	Valdez, Alaska Marine Terminal Revenue Bonds (Exxon Pipeline Company)
1,180,000	0.190%, 10/1/2025[b]	1,180,000
	Valdez, Alaska Marine Terminal Revenue Bonds (ExxonMobil)
1,530,000	0.190%, 12/1/2029[b]	1,530,000

	Total	2,710,000

Arizona (1.2%)
	Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017	1,033,670
1,200,000	5.000%, 4/1/2018	1,240,632
	Arizona Sports and Tourism Authority Revenue Refunding Bonds (Multipurpose Stadium Facility)
500,000	4.000%, 7/1/2017, Series A	552,150
	Arizona Transportation Board Highway Revenue Bonds
1,500,000	5.000%, 7/1/2023, Series A	1,869,255
1,500,000	5.000%, 7/1/2036, Series A	1,715,685
	Glendale, Arizona Industrial Development Authority Revenue Bonds (Midwestern University)
2,500,000	5.000%, 5/15/2031	2,757,700
1,000,000	5.000%, 5/15/2035	1,079,850
	Northern Arizona University Refunding Certificates of Participation
1,000,000	5.000%, 9/1/2022	1,209,600
	Phoenix, Arizona Civic Improvement Corporation Airport Revenue Bonds
3,060,000	5.250%, 7/1/2033, Series A	3,534,698
	Phoenix, Arizona Civic Improvement Corporation Airport Revenue Refunding Bonds
3,000,000	5.000%, 7/1/2021	3,674,520
	Phoenix-Mesa Gateway Airport Authority Special Facility Revenue Bonds
700,000	5.000%, 7/1/2038	745,472
	Yavapai County Industrial Development Authority Hospital Revenue Bonds (Yavapai Regional Medical Center)
500,000	6.000%, 8/1/2033, Series A	506,025

	Total	19,919,257

Arkansas (0.3%)
	Rogers, Arkansas Sales and Use Tax Refunding and Improvement Bonds
2,975,000	4.000%, 11/1/2027, Series 2011	3,258,934
1,000,000	4.125%, 11/1/2031, Series 2011	1,048,930

	Total	4,307,864

California (12.9%)
	Anaheim Public Financing Authority Lease Revenue Bonds (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Series Ac	4,912,575
	Beverly Hills Unified School District, Los Angeles County, California General Obligation Bonds
10,000,000	Zero Coupon, 8/1/2031	5,281,300
	California Educational Facilities Authority Revenue Bonds (Stanford University)
6,615,000	5.250%, 4/1/2040	9,319,146
	California General Obligation Refunding Bonds
2,765,000	5.000%, 9/1/2015	3,055,989
	California Health Facilities Financing Authority Refunding Revenue Bonds (Lucile Salter Packard Children’s Hospital at Stanford)
3,840,000	1.450%, 8/15/2033, Series Ab	3,889,267
	California Health Facilities Financing Authority Revenue Bonds (Stanford Hospital and Clinics)
500,000	5.000%, 8/15/2017, Series B	580,905
	California Infrastructure and Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Revenue Bonds (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Series Aa,c	6,669,600
	California Infrastructure and Economic Development Bank Revenue Bonds (California Independent System Operator Corporation)
3,025,000	6.250%, 2/1/2039, Series A	3,223,198
	California Municipal Finance Authority Refunding Revenue Bonds (Biola University)
1,500,000	5.875%, 10/1/2034	1,700,655
500,000	5.000%, 10/1/2042	543,105
	California State Department of Water Resources Supply Revenue Bonds
6,250,000	5.000%, 5/1/2016, Series M	7,092,875

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
California (12.9%) - continued
	California Various Purpose General Obligation Bonds
$2,000,000	5.250%, 11/1/2021[a]	$2,050,000
6,065,000	5.500%, 4/1/2024	7,329,249
10,000	5.250%, 4/1/2029	10,394
3,990,000	5.250%, 4/1/2029[a]	4,172,941
10,000,000	5.250%, 3/1/2038	11,199,500
10,000,000	6.000%, 4/1/2038	11,948,300
5,000,000	6.000%, 11/1/2039	6,053,050
	California Various Purpose General Obligation Bonds (NATL-RE Insured)
300,000	6.000%, 8/1/2016[c]	304,068
	Chula Vista Industrial Development Revenue Refunding Bonds (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Series C	2,417,889
	Contra Costa County, California Home Mortgage Revenue Bonds (GNMA Collateralized)
4,030,000	7.500%, 5/1/2014[a,c]	4,321,691
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California Water System Revenue Refunding Bonds (NATL-RE FGIC Insured)
10,000,000	5.000%, 6/1/2037, Series Ac	11,341,100
	El Camino Community College District General Obligation Bonds (Election of 2002)
6,480,000	Zero Coupon, 8/1/2034, Series C	2,663,021
	Foothill-De Anza California Community College District General Obligation Bonds
5,000,000	5.000%, 8/1/2040, Series C	5,624,300
	Golden West Schools Financing Authority Revenue Bonds (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Series Ac	505,541
	Los Angeles Community College District, Los Angeles County, California General Obligation Bonds (Election 2008)
10,050,000	6.000%, 8/1/2033, Series A	12,338,888
	Los Angeles Department of Airports Revenue Bonds (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Series A	9,051,040
	Los Angeles Unified School District, Los Angeles County, California General Obligation Bonds
5,000,000	5.000%, 1/1/2034, Series I	5,755,700
	Pittsburg, California Redevelopment Agency Tax Allocation Bonds (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[c]	3,105,750
	Pomona, California Single Family Mortgage Revenue Refunding Bonds (GNMA/FNMA Collateralized)
3,130,000	7.600%, 5/1/2023, Series Aa,c	4,133,979
	San Bernardino, California Single Family Mortgage Revenue Refunding Bonds (FHA/VA MTGS GNMA Collateralized)
1,115,000	7.500%, 5/1/2023, Series Aa,c	1,464,820
	San Diego Community College District, San Diego County, California General Obligation Bonds (AGM Insured)
10,000,000	5.000%, 5/1/2030[a,c]	10,933,900
	San Diego County Regional Airport Authority Airport Revenue Bonds
500,000	5.000%, 7/1/2038, Series B, AMT	555,060
5,500,000	5.000%, 7/1/2043, Series B, AMT	6,051,760
	San Diego County, California Certificates of Participation
5,000,000	5.250%, 7/1/2030	5,480,100
	San Diego Unified School District General Obligation Bonds
10,000,000	Zero Coupon, 7/1/2033, Series Ad	8,158,000
	San Francisco, California City & County Airport Commission Revenue Bonds (San Francisco International Airport)
7,030,000	6.000%, 5/1/2039, Series E	8,430,798
	San Jose, California Airport Revenue Bonds (AMBAC Insured)
8,000,000	5.000%, 3/1/2037, Series A, AMT[c]	8,356,000
	San Jose, California Redevelopment Agency Tax Allocation Refunding Bonds (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Series Ac	2,886,160
	Santa Monica Community College District, Los Angeles County, California General Obligation Bonds
5,000,000	Zero Coupon, 8/1/2025, Series C	3,443,150
	Tuolumne Wind Project Authority Revenue Bonds (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Series A	2,359,180
	University of California General Revenue Bonds
5,000,000	5.250%, 5/15/2039, Series O	5,835,650

	Total	214,549,594

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Colorado (4.7%)
	Colorado Educational and Cultural Facilities Authority Charter School Refunding Revenue Bonds (Pinnacle Charter School, Inc. K-8 Facility)
$500,000	5.000%, 6/1/2019	$568,860
200,000	5.000%, 6/1/2021	228,964
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Series A	484,410
1,000,000	5.375%, 6/15/2038, Series A	1,019,700
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	1,044,870
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Pinnacle Charter School, Inc.)
3,000,000	5.125%, 12/1/2039	3,124,680
	Colorado Health Facilities Authority Health Facilities Revenue Bonds (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,382,274
1,000,000	6.125%, 6/1/2038, Series Aa	1,062,850
10,000,000	5.000%, 12/1/2042	10,613,800
	Colorado Health Facilities Authority Hospital Revenue Refunding Bonds (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,223,020
	Colorado Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation
405,000	5.500%, 11/1/2027[a]	506,874
1,180,000	5.500%, 11/1/2027	1,412,896
	Colorado Housing and Finance Authority Single Family Program Bonds
125,000	6.700%, 8/1/2017, Series B-3	129,141
	Colorado Water Resources and Power Development Authority Clean Water Revenue Bonds (AGM Insured)
5,000	6.250%, 9/1/2013, Series Ac	5,022
	Denver Health and Hospital Authority Healthcare Revenue Bonds
2,000,000	5.250%, 12/1/2031, Series A	2,095,420
	Denver, Colorado Airport System Revenue Bonds (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Series Ac	5,525,600
	Denver, Colorado Board of Water Commissioners General Obligation Water Refunding Bonds
6,000,000	5.600%, 10/1/2029[a]	6,134,100
	Denver, Colorado Health & Hospital Authority Healthcare Revenue Bonds
5,000,000	5.500%, 12/1/2030	5,551,500
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, Colorado General Obligation Refunding Bonds (AGM Insured)
10,000,000	5.000%, 12/15/2016, Series Ac	11,135,000
	Larimer County, Colorado, Poudre School District R-1 General Obligation Improvement Bonds (NATL-RE-IBC Insured)
2,620,000	7.000%, 12/15/2016[c]	2,882,000
	Northwest Parkway Public Highway Authority Revenue Bonds (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Series Ca,c	4,628,920
	Plaza Metropolitan District No. 1 Revenue Refunding Bonds (City of Lakewood)
1,000,000	5.000%, 12/1/2021	1,107,170
500,000	5.000%, 12/1/2022	552,430
	University of Colorado University Enterprise Revenue Bonds
1,250,000	5.375%, 6/1/2032, Series A	1,474,600
9,790,000	5.000%, 6/1/2033	11,375,589

	Total	78,269,690

Connecticut (0.8%)
	Connecticut Special Tax Obligation Bonds (Transportation Infrastructure)
11,000,000	5.000%, 1/1/2019	13,280,960

	Total	13,280,960

District of Columbia (0.8%)
	District of Columbia Income Tax Secured Revenue Refunding Bonds
2,325,000	5.000%, 12/1/2017, Series A	2,758,450
5,225,000	5.000%, 12/1/2028, Series C	6,165,395
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
5,010,000	6.250%, 5/15/2024	5,125,030

	Total	14,048,875

Florida (5.6%)
	Broward County, Florida Water and Sewer Utility Revenue Bonds
3,115,000	5.250%, 10/1/2034, Series A	3,656,138

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Florida (5.6%) - continued
	CityPlace Community Development District Special Assessment and Revenue Refunding Bonds
$500,000	5.000%, 5/1/2017	$561,030
2,000,000	5.000%, 5/1/2026	2,302,040
	Florida Department of Transportation Turnpike Revenue Bonds
5,000,000	5.000%, 7/1/2022	6,331,150
	Florida State Board of Education Public Education Capital Outlay Bonds (NATL-RE-IBC Insured)
90,000	9.125%, 6/1/2014[c]	93,491
	Greater Orlando Aviation Authority Airport Facilities Revenue Bonds
1,500,000	5.000%, 10/1/2039, Series C	1,679,325
	Gulf Breeze, Florida Revenue Refunding Bonds
2,020,000	5.000%, 12/1/2033	2,225,757
	Hillsborough County, Florida Community Investment Tax Refunding Revenue Bonds
4,025,000	5.000%, 11/1/2017, Series B	4,699,952
	Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue Refunding Bonds (Tampa Electric Company)
2,500,000	5.150%, 9/1/2025, Series B	2,538,175
	Jacksonville Port Authority Revenue and Refunding Bonds
2,265,000	5.000%, 11/1/2038, Series A, AMT	2,446,177
	Leon County Educational Facilities Authority Certificates of Participation (Southgate Residence Hall Project)
1,145,000	8.500%, 9/1/2017[a]	1,514,675
	Miami-Dade County Authority Toll System Revenue Bonds (Florida Expressway)
2,000,000	5.000%, 7/1/2040, Series A	2,176,580
	Miami-Dade County, Florida Aviation Revenue Bonds (Miami International Airport - Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Series B	8,829,900
8,000,000	5.500%, 10/1/2041, Series A	9,203,680
	Miami-Dade County, Florida Public Facilities Revenue Bonds (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[c]	2,236,620
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,749,276
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Series Ac	3,321,486
	Orange County, Orlando Expressway Authority Revenue Bonds
3,600,000	5.000%, 7/1/2030, Series A	4,118,076
4,095,000	5.000%, 7/1/2035, Series C	4,599,463
	South Miami, Florida Health Facilities Authority Hospital Revenue Bonds (Baptist Health South Florida)
6,000,000	5.000%, 8/15/2032	6,394,140
	St. Johns County Industrial Development Authority Revenue Bonds (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Series A	7,348,562
	Tallahassee, Florida Consolidated Utility Systems Revenue Bonds
4,535,000	5.000%, 10/1/2032	5,170,399
	Tampa-Hillsborough County Expressway Authority Refunding Revenue Bonds
5,250,000	5.000%, 7/1/2037, Series A	5,871,180

	Total	93,067,272

Georgia (1.2%)
	Atlanta, Georgia Airport General Revenue Bonds
1,000,000	5.000%, 1/1/2033, Series C, AMT	1,114,360
500,000	5.000%, 1/1/2034, Series C, AMT	555,990
500,000	5.000%, 1/1/2037, Series C, AMT	549,325
	Brunswick, Georgia Water and Sewer Revenue Refunding and Improvement Bonds (NATL-RE Insured)
1,500,000	6.100%, 10/1/2019[a,c]	1,815,960
	Burke County Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Series C	6,622,560
	Chatham County Hospital Authority, Savannah, Georgia Hospital Revenue Improvement Bonds (Memorial Health University Medical Center, Inc.)
1,560,000	5.750%, 1/1/2029, Series Aa	1,616,207
	Cherokee County, Georgia Water and Sewerage Authority Water and Sewerage Revenue Bonds (Refunding and Improvements) (NATL-RE Insured)
4,910,000	5.500%, 8/1/2018[c]	5,523,161

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Georgia (1.2%) - continued
	Milledgeville and Baldwin County Development Authority Revenue Bonds (Georgia College and State University Foundation Property III, LLC Student Housing System)
$2,500,000	5.500%, 9/1/2024[a]	$2,697,725

	Total	20,495,288

Hawaii (1.3%)
	Hawaii Airports System Revenue Bonds
3,040,000	5.250%, 7/1/2030, Series A	3,543,728
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Revenue Refunding Bonds
1,000,000	5.125%, 11/15/2032	1,090,920
1,000,000	5.250%, 11/15/2037	1,094,940
	Hawaii State Harbor System Revenue Bonds
6,000,000	5.250%, 7/1/2030, Series A	6,909,840
	Honolulu, Hawaii Board of Water Supply Water System Revenue Bonds (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Series Ac	5,513,750
	Honolulu, Hawaii General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
2,555,000	6.250%, 4/1/2014, Series Ac	2,694,426

	Total	20,847,604

Illinois (8.6%)
	Broadview, Cook County, Illinois Tax Increment Revenue Bonds
1,000,000	5.375%, 7/1/2015	1,000,990
	Chicago General Obligation Bonds (City Colleges of Chicago Capital Improvement) (NATL-RE FGIC Insured)
10,000,000	Zero Coupon, 1/1/2024[c]	6,836,000
	Chicago Metropolitan Water Reclamation District General Obligation Refunding Bonds
7,950,000	5.250%, 12/1/2032, Series C	10,239,521
	Chicago Tax Increment Allocation Bonds (Near South Redevelopment Project) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014, Series Ac	6,796,152
	Chicago, Illinois Midway Airport Revenue Bonds
2,000,000	5.000%, 1/1/2034, Series Bb	2,131,440
	Cook County General Obligation Refunding Bonds
495,000	5.000%, 11/15/2019, Series C	602,093
1,000,000	5.000%, 11/15/2020, Series C	1,226,070
1,500,000	5.000%, 11/15/2021, Series C	1,844,790
	Cook County General Obligation Refunding Bonds - continued
520,000	5.000%, 11/15/2022, Series C	644,093
	Cook County, Illinois Community Consolidated School District No. 15 Limited Tax Capital Appreciation School Bonds (NATL-RE FGIC Insured)
1,000,000	Zero Coupon, 12/1/2014[a,c]	964,710
	Cook County, Illinois School District No. 99 (Cicero) General Obligation School Bonds (NATL-RE FGIC Insured)
1,565,000	8.500%, 12/1/2014[c]	1,725,538
1,815,000	8.500%, 12/1/2016[c]	2,209,091
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University)
4,900,000	5.250%, 11/1/2032[a]	5,499,711
	Illinois Finance Authority Revenue Bonds (DePaul University)
4,075,000	6.000%, 10/1/2032, Series A	4,866,773
	Illinois Finance Authority Revenue Bonds (Northwestern Memorial HealthCare)
1,630,000	5.000%, 8/15/2037	1,841,590
	Illinois Finance Authority Revenue Bonds (Rush University Medical Center)
5,000,000	7.250%, 11/1/2038, Series A	6,151,600
	Illinois Finance Authority Revenue Bonds (The Art Institute of Chicago)
2,390,000	5.000%, 3/1/2034, Series A	2,691,044
	Illinois Finance Authority Revenue Refunding Bonds (Rush University Medical Center) (NATL-RE Insured)
2,020,000	5.250%, 11/1/2035, Series Bc	2,205,860
	Illinois General Obligation Bonds
5,000,000	5.000%, 3/1/2027	5,581,200
5,000,000	5.000%, 9/1/2031, Series A	5,447,650
	Illinois General Obligation Refunding Bonds
9,000,000	5.000%, 8/1/2017	10,266,570
	Illinois Health Facilities Authority Revenue Refunding Bonds (Lutheran General Health System) (AGM-CR Insured)
2,045,000	6.000%, 4/1/2018, Series Cc	2,349,766
	Illinois Health Facilities Authority Revenue Refunding Bonds (Thorek Hospital and Medical Center)
3,065,000	5.250%, 8/15/2018	3,075,053
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds)
2,000,000	5.000%, 6/15/2028	2,101,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Illinois (8.6%) - continued
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds) (NATL-RE FGIC Insured)
$7,975,000	5.750%, 6/15/2018, 2nd Series[c]	$9,783,810
	Joliet Regional Port District, Illinois Marine Terminal Revenue Refunding Bonds (Exxon)
450,000	0.190%, 10/1/2024[b]	450,000
	McHenry and Lake Counties General Obligation School Bonds (AGM Insured)
840,000	9.000%, 12/1/2017[c]	1,033,754
2,195,000	9.000%, 12/1/2017[a,c]	2,739,975
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE FGIC Insured)
885,000	5.500%, 6/15/2015, Series Ac	962,730
17,605,000	Zero Coupon, 6/15/2020, Series Ac	15,172,869
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE Insured)
7,000,000	5.500%, 6/15/2020, Series Bc	8,039,920
3,100,000	Zero Coupon, 6/15/2024, Series Ac	2,192,506
2,000,000	Zero Coupon, 12/15/2024, Series Ac	1,387,900
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Revenue Bonds
6,340,000	5.000%, 6/1/2017	7,190,257
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois Revenue Bonds (NATL-RE FGIC Insured)
2,780,000	6.700%, 11/1/2021, Series Ac	3,337,751
	University of Illinois Auxiliary Facilities System Revenue Bonds
2,500,000	5.750%, 4/1/2038, Series A	2,812,125

	Total	143,401,902

Indiana (2.1%)
	East Chicago Elementary School Building Corporation, Lake County, Indiana First Mortgage Refunding Bonds
565,000	6.250%, 1/5/2016	605,606
	Indiana Bond Bank Special Program Bonds (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Series D	7,834,470
	Indiana Finance Authority Hospital Revenue Bonds (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Series A	1,761,810
	Indiana Finance Authority Private Activity Bonds (Ohio River Bridges East End Crossing)
1,000,000	5.000%, 1/1/2019, Series B, AMT	1,111,740
	Indiana Health and Educational Facility Financing Authority Health System Revenue Refunding Bonds (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
500,000	5.250%, 5/15/2041, Series Ec	531,765
	Indiana Municipal Power Agency Power Supply System Revenue Bonds
4,155,000	5.000%, 1/1/2042, Series A	4,691,452
	Indiana Transportation Finance Authority Highway Revenue Bonds
160,000	6.800%, 12/1/2016, Series A	173,904
	Indiana Transportation Finance Authority Highway Revenue Bonds (NATL-RE-IBC Insured)
2,210,000	7.250%, 6/1/2015, Series Ac	2,364,501
	Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks)
5,000,000	5.750%, 1/1/2038, Series A	5,657,950
	Knox County, Indiana Economic Development Revenue and Refunding Bonds (Good Samaritan Hospital)
2,850,000	5.000%, 4/1/2037, Series A	3,122,175
6,965,000	5.000%, 4/1/2042, Series A	7,580,567

	Total	35,435,940

Iowa (0.5%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Revenue Bonds
3,165,000	5.400%, 6/1/2029	3,484,285
	Des Moines, Iowa Airport Authority Revenue Refunding Bonds
1,205,000	5.000%, 6/1/2024, AMT	1,392,137
	Waterloo Iowa Community School District Tax Revenue Refunding Bonds (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Series A	3,822,870

	Total	8,699,292

Kansas (0.3%)
	Kansas Development Finance Authority Revenue Bonds
3,500,000	5.000%, 5/15/2030, Series S	3,734,780

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Kansas (0.3%) - continued
	Salina, Kansas Hospital Refunding and Improvement Revenue Bonds (Salina Regional Health Center, Inc.)
$1,725,000	5.000%, 10/1/2036	$1,794,035
	Sedgwick and Shawnee Counties, Kansas Single Family Mortgage Revenue Bonds (GNMA Collateralized)
75,000	6.700%, 6/1/2029, Series A-2[c]	77,141

	Total	5,605,956

Kentucky (1.1%)
	Kentucky Economic Development Finance Authority Hospital Revenue Bonds (Owensboro Medical Health System, Inc.)
8,615,000	6.375%, 6/1/2040, Series A	10,316,807
	Kentucky Economic Development Finance Authority Revenue Bonds (Louisville Arena Authority, Inc.) (AGM Insured)
1,000,000	6.000%, 12/1/2033, Series A-1[c]	1,106,040
	Paducah, Kentucky Electric Plant Board Revenue Bonds (AGM Insured)
2,500,000	5.250%, 10/1/2035, Series Ac	2,756,975
	Pikeville, Kentucky Hospital Revenue Bonds (Pikeville Medical Center, Inc.)
3,500,000	6.500%, 3/1/2041	4,163,145

	Total	18,342,967

Louisiana (2.8%)
	Lafayette Public Power Authority Electric Revenue Bonds
375,000	5.000%, 11/1/2022	461,636
1,520,000	5.000%, 11/1/2031	1,766,818
1,000,000	5.000%, 11/1/2032	1,153,460
	Louisiana Public Facilities Authority Revenue Bonds (Tulane University of Louisiana)
1,000,000	5.000%, 10/1/2037	1,138,150
	Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans Research and Technology Foundation, Inc. - Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[c]	5,143,200
	Louisiana State Gas and Fuels Tax Revenue Bonds
5,000,000	5.000%, 5/1/2033, Series B	5,878,200
7,000,000	5.000%, 5/1/2045, Series B	7,896,210
	Port of New Orleans Board of Commissioners Port Facility Refunding Revenue Bonds
750,000	5.000%, 4/1/2030, Series B, AMT	826,335
500,000	5.000%, 4/1/2031, Series B, AMT	546,990
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
15,500,000	5.125%, 6/1/2037, Series A	16,540,050
	St. Tammany Parish, Louisiana Utilities Revenue Bonds
2,000,000	5.500%, 8/1/2035, Series B	2,264,820
	Tobacco Settlement Financing Corporation Tobacco Settlement Bonds
2,435,000	5.500%, 5/15/2030, Series 2001B	2,475,738

	Total	46,091,607

Maryland (0.2%)
	Morgan State University Academic Fees and Auxiliary Facilities Fees Revenue Refunding Bonds (NATL-RE Insured)
2,860,000	6.050%, 7/1/2015[c]	3,027,510

	Total	3,027,510

Massachusetts (4.6%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds
6,000,000	5.250%, 7/1/2031, Series A	7,859,580
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Series Bc	6,720,300
	Massachusetts Development Finance Agency Revenue Bonds
3,000,000	5.000%, 7/1/2042, Series J	3,448,860
	Massachusetts Development Finance Agency Revenue Bonds (Northeastern University)
750,000	5.000%, 10/1/2031	858,278
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Series L	21,210,953
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Tufts University)
5,400,000	5.500%, 2/15/2028, Series M	7,077,996

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Massachusetts (4.6%) - continued
	Massachusetts Port Authority Revenue Bonds
$1,000,000	5.000%, 7/1/2037, Series A, AMT	$1,123,320
8,300,000	5.000%, 7/1/2042, Series A, AMT	9,220,055
	Massachusetts School Building Authority Sales Tax Refunding Bonds
10,000,000	5.000%, 8/15/2021, Series A	12,680,900
	Massachusetts Water Pollution Abatement Trust Pool Program Refunding Bonds
5,000,000	5.000%, 8/1/2024	6,497,750

	Total	76,697,992

Michigan (2.0%)
	East Lansing Building Authority, Ingham and Clinton Counties, Michigan Building Authority Bonds (General Obligation Limited Tax)
2,000,000	5.700%, 4/1/2020	2,368,520
	Flint Hospital Building Authority Revenue Refunding Bonds (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Series B	3,212,970
	Grand Valley State University General Revenue Bonds
1,045,000	5.750%, 12/1/2034	1,177,328
	Kalamazoo Hospital Finance Authority Hospital Revenue Bonds (AGM Insured)
4,000,000	5.250%, 5/15/2036[c]	4,472,680
	Kalamazoo Hospital Finance Authority Hospital Revenue Refunding Bonds (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Series Ac	3,556,312
	Kent County, Michigan General Obligation Bonds
2,775,000	5.000%, 1/1/2024	3,257,351
	Michigan Financing Authority Hospital Revenue and Refunding Bonds (Crittenton Hospital Medical Center)
3,230,000	5.000%, 6/1/2039, Series A	3,455,971
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Sisters of Mercy Health Corporation) (NATL-RE Insured)
40,000	5.375%, 8/15/2014, Series Pa,c	41,214
1,250,000	5.375%, 8/15/2014, Series Pa,c	1,287,937
	Michigan State Trunk Line Fund Refunding Bonds (AGM Insured)
5,000,000	5.000%, 11/1/2022[c]	5,508,450
	Rochester Community School District, Oakland and Macomb Counties, Michigan School Building and Site General Obligation Bonds (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	5,402,734

	Total	33,741,467

Minnesota (2.1%)
	Baytown Township, Minnesota Lease Revenue Bonds (St. Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Series A	1,049,430
750,000	5.750%, 8/1/2042	758,708
	Minneapolis and St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
800,000	6.000%, 12/1/2021	823,408
	Minnesota Agricultural and Economic Development Board Health Care System Revenue Bonds (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Series Ac	85,296
	Minnesota Higher Education Facilities Authority Revenue Bonds
1,575,000	5.250%, 12/1/2035, Series H	1,727,885
	Minnesota Higher Education Facilities Authority Revenue Bonds (College of St. Scholastica, Inc.)
1,800,000	6.300%, 12/1/2040, Series 7J	2,038,410
	Minnesota Higher Education Facilities Authority Revenue Bonds (University of St. Thomas)
530,000	5.250%, 10/1/2019, Series 5- Y	563,952
	North Oaks, Minnesota Senior Housing Revenue Bonds (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,131,100
	Northern Municipal Power Agency, Minnesota Electric System Revenue Bonds (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Series Ac	2,226,080
	Rochester, Minnesota Health Care Facilities Revenue Bonds (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,202,550
	Shakopee Independent School District No. 720 General Obligation School Building Crossover Refunding Bonds
1,425,000	5.000%, 2/1/2018	1,690,634

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Minnesota (2.1%) - continued
	St. Cloud, Minnesota Health Care Revenue Bonds (CentraCare Health System)
$2,040,000	5.125%, 5/1/2030, Series A	$2,252,078
	St. Louis Park, Minnesota Health Care Facilities Revenue Refunding Bonds (Park Nicollet Health Services)
2,000,000	5.250%, 7/1/2030, Series Ba	2,112,720
1,000,000	5.750%, 7/1/2030, Series C	1,125,950
5,745,000	5.750%, 7/1/2039	6,472,489
	St. Paul, Minnesota Housing and Redevelopment Authority Educational Facility Revenue Refunding Bonds (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,431,000
	St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
230,000	5.250%, 5/15/2019	256,459
1,500,000	5.250%, 5/15/2036	1,580,385
	University of Minnesota Revenue Bonds (State Supported Biomedical Science Research Facilities Funding)
1,655,000	5.000%, 8/1/2030, Series B	2,016,535
	Winona, Minnesota Health Care Facilities Refunding Revenue Bonds (Winona Health Obligated Group)
500,000	5.000%, 7/1/2034	526,310

	Total	35,071,379

Mississippi (0.1%)
	D’Iberville Tax Increment Refunding Bonds (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,875,965

	Total	1,875,965

Missouri (1.6%)
	Jackson County, Missouri Special Obligation Bonds (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[c]	8,305,875
	Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds
4,200,000	5.000%, 6/1/2037, Series A	4,441,542
	Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Revenue Bonds
175,000	5.250%, 1/1/2018	175,562
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Barnes-Jewish, Inc./Christian Health Services)
3,000,000	5.250%, 5/15/2014, Series A	3,052,050
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (BJC Health System)
2,500,000	5.000%, 5/15/2020, Series A	2,679,775
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Lake Regional Health System)
810,000	5.000%, 2/15/2019	926,826
925,000	5.000%, 2/15/2022	1,064,564
1,500,000	5.600%, 2/15/2025[a]	1,562,265
1,680,000	5.000%, 2/15/2034	1,835,820
	St. Louis, Missouri Airport Revenue Refunding Bonds (Lambert-St. Louis International Airport)
900,000	5.000%, 7/1/2016	999,531
1,000,000	5.000%, 7/1/2032	1,088,020

	Total	26,131,830

Montana (0.4%)
	Montana Facility Finance Authority Hospital Facilities Revenue Bonds (St. Peter’s Hospital)
3,860,000	5.250%, 6/1/2018[a]	4,066,317
	Montana Facility Finance Authority Revenue Bonds (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	3,148,149

	Total	7,214,466

Nebraska (1.4%)
	Douglas County, Nebraska Hospital Authority No. 3 Health Facilities Refunding and Revenue Bonds (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	2,158,840
	Lincoln, Nebraska Lincoln Electric System Revenue Refunding Bonds
2,500,000	5.000%, 9/1/2037	2,906,300
	Omaha, Nebraska Public Power District Electric System Revenue Bonds
5,780,000	5.000%, 2/1/2046, Series Aa	5,984,497
	University of Nebraska Student Fees and Facilities Revenue Bonds
5,000,000	5.000%, 7/1/2023, Series Ba	5,134,250
1,000,000	5.000%, 7/1/2037	1,157,290
	University of Nebraska Student Fees and Facilities Revenue Refunding Bonds
3,050,000	5.000%, 7/1/2038	3,540,623

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Nebraska (1.4%) - continued
	University of Nebraska Student Housing Revenue Bonds
$1,680,000	5.000%, 5/15/2040, Series B	$1,885,951

	Total	22,767,751

New Hampshire (0.2%)
	New Hampshire State Turnpike System Revenue Bonds
1,000,000	5.000%, 2/1/2017, Series B	1,147,830
	New Hampshire State Turnpike System Revenue Refunding Bonds
2,000,000	5.000%, 10/1/2019	2,424,960

	Total	3,572,790

New Jersey (1.4%)
	Hudson County, New Jersey Refunding Certificates of Participation (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[c]	2,203,980
	New Jersey Educational Facilities Authority Revenue Refunding Bonds (Kean University)
1,000,000	5.500%, 9/1/2036, Series A	1,153,030
	New Jersey General Obligation Bonds (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Series Lc	1,214,810
	New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds (Barnabas Health)
950,000	5.000%, 7/1/2018, Series A	1,097,136
670,000	5.000%, 7/1/2022, Series A	800,308
1,000,000	5.000%, 7/1/2023, Series A	1,175,770
	New Jersey Transportation Trust Fund Authority Revenue Bonds
1,500,000	5.000%, 6/15/2026, Series A	1,766,655
	New Jersey Transportation Trust Fund Authority Transportation System Bonds (AGM Insured)
5,000,000	5.500%, 12/15/2016, Series Ac	5,830,200
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS Insured)
260,000	6.500%, 1/1/2016, Series Ca,c	301,109
260,000	6.500%, 1/1/2016, Series Ca,c	301,485
485,000	6.500%, 1/1/2016, Series Cc	555,005
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS-BNY Insured)
2,305,000	6.500%, 1/1/2016, Series Ca,c	2,492,420
	Ocean County, New Jersey Utilities Authority Wastewater Revenue Bonds (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	4,191,908

	Total	23,083,816

New Mexico (0.8%)
	Jicarilla, New Mexico Apache Nation Revenue Bonds
3,500,000	5.500%, 9/1/2023, Series A	3,488,800
	Sandoval County, New Mexico Incentive Payment Refunding Revenue Bonds
9,000,000	5.000%, 6/1/2020	9,492,030

	Total	12,980,830

New York (6.9%)
	Metropolitan Transportation Authority State Service Contract Refunding Bonds
5,000,000	5.500%, 7/1/2017, Series A	5,944,000
	Metropolitan Transportation Authority Transit Facilities Service Contract Bonds
250,000	5.750%, 7/1/2013, Series Oa	252,258
	Metropolitan Transportation Authority Transportation Revenue Bonds
2,000,000	5.000%, 11/15/2033, Series H	2,283,160
	New York City General Obligation Bonds
11,995,000	5.250%, 8/1/2017	12,728,854
5,000	5.250%, 8/1/2017[a]	5,307
1,530,000	5.500%, 8/1/2022, Series A	1,548,773
220,000	5.500%, 8/1/2022, Series Aa	222,853
5,000,000	4.900%, 12/15/2028, Series F2[b]	5,125,500
6,915,000	5.000%, 8/1/2033, Series H	8,166,892
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
5,000,000	5.000%, 6/15/2038, Series A	5,594,050
11,155,000	5.750%, 6/15/2040, Series A	13,197,480
3,250,000	5.375%, 6/15/2043, Series EE	3,813,063
	New York City Transitional Finance Authority Future Tax Secured Bonds
15,000,000	5.000%, 11/1/2033, Series D-1	17,528,700
	New York City Trust for Cultural Resources Refunding Revenue Bonds (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Series A	2,349,989
	New York State Dormitory Authority State Personal Income Tax Revenue Bonds
5,125,000	5.000%, 2/15/2029, Series A	5,963,655
	New York State Dormitory Authority State University Educational Facilities Revenue Bonds
2,000,000	7.500%, 5/15/2013, Series A	2,000,802
5,000,000	5.875%, 5/15/2017, Series A	5,804,950
	New York State Liberty Development Corporation Liberty Revenue Bonds
10,000,000	5.250%, 12/15/2043	11,508,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
New York (6.9%) - continued
	New York State Local Government Assistance Corporation Refunding Bonds (NATL-RE-IBC Insured)
$2,000,000	5.250%, 4/1/2016, Series Ec	$2,231,520
	New York State Urban Development Corporation State Personal Income Tax Revenue Bonds (State Facilities and Equipment)
3,870,000	5.000%, 3/15/2036, Series B-1	4,381,227
	Port Authority of New York and New Jersey Bonds (AGM Insured)
5,000,000	4.750%, 12/15/2022[c]	5,073,000

	Total	115,724,433

North Carolina (2.2%)
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds
5,000,000	5.500%, 1/1/2014, Series D	5,167,800
7,170,000	5.250%, 1/1/2020, Series A	8,411,270
2,580,000	5.000%, 1/1/2021, Series A	3,180,753
2,000,000	5.000%, 1/1/2026, Series B	2,281,620
1,475,000	6.000%, 1/1/2026, Series Aa	2,013,611
	North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds
2,500,000	5.000%, 1/1/2017, Series D	2,874,150
	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds
3,200,000	5.000%, 1/1/2025, Series A	3,685,408
1,250,000	5.000%, 1/1/2030, Series A	1,409,738
	Raleigh-Durham, North Carolina Airport Authority Revenue Bonds
4,895,000	5.000%, 5/1/2036, Series A	5,521,707
	Wake County Industrial Facilities and Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Carolina Power & Light Company)
2,000,000	5.375%, 2/1/2017	2,017,020

	Total	36,563,077

North Dakota (0.7%)
	North Dakota Public Finance Authority Revenue Bonds (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Series A	1,758,299
	South Central Regional Water District, North Dakota Utility System Revenue Bonds (Refunding and Northern Burleigh County Expansion)
2,945,000	5.650%, 10/1/2029, Series Aa	3,165,374
	Ward County, North Dakota Health Care Facilities Refunding Revenue Bonds (Trinity)
2,810,000	6.250%, 7/1/2021, Series B	2,816,182
	Ward County, North Dakota Health Care Facilities Revenue Bonds (Trinity)
2,895,000	5.125%, 7/1/2025	3,045,135

	Total	10,784,990

Ohio (3.6%)
	AMP Fremont Energy Center Revenue Bonds
3,000,000	5.000%, 2/15/2037, Series B	3,349,620
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset-Backed Bonds
11,920,000	5.125%, 6/1/2024, Series A-2	11,011,458
	Cuyahoga County General Obligation Capital Improvement and Refunding Bonds
5,925,000	5.000%, 12/1/2019, Series A	7,311,154
2,540,000	5.000%, 12/1/2021, Series A	3,139,668
	Kent State University General Receipts Bonds
350,000	5.000%, 5/1/2017, Series A	402,462
1,500,000	5.000%, 5/1/2037, Series A	1,697,055
	Lucas County, Ohio Health Care System Refunding Revenue Bonds (Sunset Retirement Communities)
1,250,000	5.125%, 8/15/2025	1,374,137
1,750,000	5.500%, 8/15/2030	1,934,468
	Miami University, Ohio General Receipts Revenue and Refunding Bonds
1,600,000	5.000%, 9/1/2036	1,820,288
	Ohio Higher Educational Facility Commission Revenue Bonds (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Series B	2,440,800
	Ohio Higher Educational Facility Commission Revenue Bonds (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,207,648
	Ohio Turnpike Commission Turnpike Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,000,000	5.500%, 2/15/2024, Series Ac	2,585,900
10,000,000	5.500%, 2/15/2026, Series Ac	13,072,800
	Port of Greater Cincinnati Development Authority Economic Development Revenue Bonds (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,867,320

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Ohio (3.6%) - continued
	University of Cincinnati General Receipts Bonds (AMBAC Insured)
$2,545,000	5.000%, 6/1/2016, Series Da,c	$2,674,184

	Total	59,888,962

Oklahoma (0.1%)
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds
1,620,000	6.000%, 1/1/2038, Series A	1,855,661
	Oklahoma State Turnpike Authority Revenue Bonds
500,000	5.000%, 1/1/2028, Series A	592,385

	Total	2,448,046

Oregon (0.4%)
	Clackamas County, Oregon Hospital Facility Authority Revenue Bonds (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Series A	332,988
	Oregon Health and Science University Revenue Bonds
2,000,000	5.000%, 7/1/2030, Series E	2,319,980
1,250,000	5.000%, 7/1/2032, Series E	1,443,488
	Salem-Keizer School District No. 24J, Marion and Polk Counties, Oregon General Obligation Bonds
5,000,000	Zero Coupon, 6/15/2028, Series B	3,182,950

	Total	7,279,406

Pennsylvania (3.7%)
	Allegheny County Hospital Development Authority Revenue Bonds (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Series B	3,564,060
2,100,000	5.625%, 8/15/2039	2,354,667
	Beaver County Industrial Development Authority Pollution Control Revenue Refunding Bonds (FirstEnergy Generation)
5,000,000	2.500%, 12/1/2041, Series Bb	5,065,950
	Beaver County Industrial Development Authority Pollution Control Revenue Refunding Bonds (FirstEnergy Nuclear Generation)
3,000,000	2.700%, 4/1/2035, Series A, AMT	3,062,430
	Commonwealth Financing Authority Revenue Bonds
450,000	5.000%, 6/1/2023, Series B	551,502
	Cornwall-Lebanon School District, Lebanon County, General Obligation Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[c]	1,907,980
1,520,000	Zero Coupon, 3/15/2017[c]	1,421,519
	Cumberland County Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027	2,884,667
2,065,000	6.125%, 1/1/2029	2,315,175
2,455,000	5.000%, 1/1/2036	2,522,537
	Lancaster County Hospital Authority Hospital Revenue Bonds (Lancaster General Hospital)
2,000,000	5.500%, 3/15/2026[a]	2,038,380
	Lycoming County Authority Health System Revenue Bonds (Susquehanna Health System)
6,820,000	5.750%, 7/1/2039, Series A	7,551,922
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue Bonds
3,000,000	5.000%, 7/1/2020, Series B	3,663,060
8,000,000	Pennsylvania Turnpike Commission Turnpike Revenue Bonds (AGM Insured)
	Zero Coupon, 6/1/2033, Series Cc,d	8,565,840
10,070,000	6.250%, 6/1/2038, Series Cc	11,976,453
	Philadelphia Authority for Industrial Development Revenue Bonds (Please Touch Museum)
2,000,000	5.250%, 9/1/2026	2,010,740

	Total	61,456,882

Puerto Rico (0.5%)
	Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing Authority Cogeneration Facility Revenue Bonds (AES Puerto Rico)
7,655,000	6.625%, 6/1/2026	7,655,306
	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Bonds
1,000,000	5.000%, 8/1/2022, Series C	1,182,730

	Total	8,838,036

South Carolina (1.5%)
	Greenwood County, South Carolina Hospital Facilities Refunding Revenue Bonds (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Series B	1,302,549
2,890,000	5.000%, 10/1/2031, Series B	3,257,030
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,476,755

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
South Carolina (1.5%) - continued
	Piedmont, South Carolina Municipal Power Agency Electric Revenue Bonds (NATL-RE FGIC Insured)
$4,000,000	6.250%, 1/1/2021[c]	$5,208,440
	South Carolina Jobs-Economic Development Authority Hospital Refunding and Improvement Revenue Bonds (Palmetto Health Alliance)
605,000	6.875%, 8/1/2027, Series Ca	614,771
4,895,000	6.875%, 8/1/2027, Series Ca	4,974,054
	South Carolina Public Service Authority Revenue Obligations (Santee Cooper)
3,855,000	5.500%, 1/1/2038, Series A	4,499,479
	Spartanburg, South Carolina Water System Revenue Bonds (FGIC Insured)
2,000,000	5.250%, 6/1/2028[a,c]	2,106,900

	Total	24,439,978

South Dakota (0.5%)
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Regional Health)
1,000,000	5.000%, 9/1/2023	1,146,940
820,000	5.000%, 9/1/2025	919,679
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Sanford Health)
5,000,000	5.000%, 11/1/2040	5,367,950
1,250,000	5.500%, 11/1/2040	1,415,038

	Total	8,849,607

Tennessee (0.4%)
	Jackson, Tennessee Hospital Revenue Refunding and Improvement Bonds (Jackson- Madison County General Hospital)
2,060,000	5.625%, 4/1/2038	2,270,532
3,450,000	5.750%, 4/1/2041	3,815,389
	Metropolitan Government of Nashville and Davidson County, Tennessee Health and Educational Facilities Board Revenue Bonds (Belmont University)
600,000	5.000%, 11/1/2030	665,640

	Total	6,751,561

Texas (11.5%)
	Alliance Airport Authority, Inc. Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
10,425,000	4.850%, 4/1/2021	11,163,090
	Amarillo Health Facilities Corporation Hospital Revenue Bonds (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[c]	2,241,360
	Austin, Texas Combined Utility Systems Revenue Refunding Bonds (NATL-RE FGIC-TCRS Insured)
725,000	6.000%, 11/15/2013[c]	727,015
	Bexar County Housing Finance Corporation Multifamily Housing Revenue Bonds (Dymaxion and Marbach Park Apartments) (NATL-RE Insured)
1,930,000	6.000%, 8/1/2023, Series Ac	1,935,983
	Clifton Higher Education Finance Corporation Education Revenue Bonds (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	1,073,640
	Clifton Higher Education Finance Corporation Education Revenue Bonds (Uplift Education)
4,000,000	6.250%, 12/1/2045, Series A	4,597,280
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport)
5,000,000	5.000%, 11/1/2035, Series F, AMT	5,334,350
12,500,000	5.000%, 11/1/2038, Series D, AMT	13,281,625
	Dallas Independent School District, Dallas County, Texas Unlimited Tax School Building Bonds (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[c]	12,372,200
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue Refunding Bonds (Exxon)
1,700,000	0.190%, 6/1/2020[b]	1,700,000
850,000	0.190%, 10/1/2024[b]	850,000
	Harris County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds (Memorial Hermann Health System)
2,000,000	5.000%, 12/1/2031	2,256,180
	Harris County General Obligation and Revenue Refunding Bonds (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	5,420,030

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Texas (11.5%) - continued
	Harris County Health Facilities Development Corporation Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System)
$2,015,000	7.250%, 12/1/2035, Series Ba	$2,697,843
	Harris County Industrial Development Corporation Pollution Control Revenue Bonds (Exxon)
4,100,000	0.190%, 3/1/2024[b]	4,100,000
	Harris County Toll Road Revenue and Refunding Bonds
6,500,000	5.250%, 8/15/2047, Series B	7,341,490
	Houston, Texas Water and Sewer System Revenue Refunding Bonds (AGM Insured)
10,000,000	5.750%, 12/1/2032, Series Aa,c	14,730,600
	Lewisville Independent School District, Denton County, Texas Unlimited Tax School Building and Refunding Bonds (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	4,826,605
	Lower Colorado River Authority Revenue Refunding Bonds (AGM Insured)
215,000	5.875%, 5/15/2015, Series Ac	215,907
	North East Independent School District, Bexar County, Texas Unlimited Tax Refunding Bonds (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,613,950
2,000,000	5.250%, 2/1/2029[c]	2,656,600
	North Texas Education Finance Corporation Education Revenue Bonds (Uplift Education)
2,500,000	5.125%, 12/1/2042, Series A	2,728,175
	North Texas Health Facilities Development Corporation Hospital Revenue Bonds (United Regional Healthcare System, Inc.)
2,600,000	6.000%, 9/1/2023[a]	2,648,412
	North Texas Tollway Authority System Revenue Refunding Bonds
15,000,000	5.000%, 9/1/2030, Series D	17,496,150
1,000,000	5.625%, 1/1/2033, Series A	1,138,540
5,000,000	5.000%, 1/1/2042, Series B	5,579,700
	North Texas Tollway Authority System Revenue Refunding Bonds (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Series Dc	2,984,800
	Northside Independent School District School Building Bonds (PSF-GTD Insured)
5,000,000	1.350%, 6/1/2033[b,c,e]	5,007,350
	Pharr, Texas Higher Education Finance Authority Education Revenue Bonds (IDEA Public Schools)
2,500,000	6.250%, 8/15/2029, Series A	2,868,050
2,000,000	6.500%, 8/15/2039, Series A	2,311,380
	San Juan, Texas Higher Education Finance Authority Education Revenue Bonds (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Series A	2,368,780
	San Leanna Education Facilities Corporation Higher Education Revenue Bonds (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,247,464
1,000,000	5.125%, 6/1/2027	1,063,180
	Socorro, Texas Independent School District General Obligation Refunding Bonds (School Building) (PSF-GTD Insured)
2,000,000	5.000%, 8/15/2034[c]	2,306,520
	Southeast Texas Housing Finance Corporation Single Family Mortgage Revenue Bonds (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,181,877
	Southwest Higher Education Authority, Inc., Higher Education Revenue Bonds (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,953,606
5,000,000	5.000%, 10/1/2042, Series A	5,743,650
	Tarrant County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds (Hendrick Medical Center) (AGM Insured)
1,250,000	5.250%, 9/1/2026, Series Bc	1,405,588
2,000,000	5.250%, 9/1/2027, Series Bc	2,234,300
1,000,000	5.250%, 9/1/2028, Series Bc	1,111,700
	Tarrant County Cultural Education Facilities Finance Corporation Refunding Revenue Bonds (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Series A	2,216,740
	Texas College Student Loan General Obligation Bonds
1,900,000	5.000%, 8/1/2017	2,199,573
	Texas Transportation Commission Central Texas Turnpike System Revenue Refunding Bonds
2,000,000	1.250%, 8/15/2042, Series Bb	2,015,540
	Westlake, Certificates of Obligation
315,000	6.500%, 5/1/2013	315,000
350,000	6.500%, 5/1/2015[a]	371,749
335,000	6.500%, 5/1/2017[a]	355,817
1,650,000	5.750%, 5/1/2024[a]	1,740,255
2,000,000	5.800%, 5/1/2032[a]	2,110,380

	Total	190,840,024

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Utah (0.9%)
	Riverton, Utah Hospital Revenue Bonds (IHC Health Services, Inc.)
$3,010,000	5.000%, 8/15/2041	$3,290,954
	Utah Associated Municipal Power Systems Revenue and Refunding Bonds (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,735,600
	Utah County, Utah Hospital Revenue Bonds (IHC Health Services, Inc.)
3,175,000	5.000%, 5/15/2043	3,536,537
	Utah State Charter School Finance Authority Charter School Revenue Bonds (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,059,220

	Total	14,622,311

Virginia (1.2%)
	Fairfax County, Virginia Industrial Development Authority Health Care Revenue Bonds (Inova Health System)
1,000,000	5.000%, 5/15/2025, Series C	1,165,370
	Fairfax County, Virginia Industrial Development Authority Hospital Revenue Refunding Bonds (Inova Health System Hospitals)
2,510,000	5.250%, 8/15/2019	2,955,650
	Virginia Commonwealth Transportation Board Revenue Bonds
10,000,000	5.000%, 5/15/2034	11,643,100
	Virginia Port Authority Port Facilities Revenue Refunding Bonds
2,000,000	5.000%, 7/1/2040	2,209,200
	Virginia Small Business Financing Authority Revenue Bonds (Elizabeth River Crossings Opco, LLC)
2,000,000	6.000%, 1/1/2037	2,300,860

	Total	20,274,180

Washington (3.5%)
	Franklin County, Washington, Pasco School District No. 1 Unlimited Tax General Obligation Bonds (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[a,c]	6,869,340
	FYI Properties Lease Revenue Bonds (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,892,234
	King County, Washington Limited Tax General Obligation Bonds
1,150,000	5.125%, 1/1/2033	1,328,089
	Tobacco Settlement Authority Tobacco Settlement Bonds
6,885,000	6.500%, 6/1/2026	7,115,372
	Washington Economic Development Finance Authority Lease Revenue Bonds (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[c]	6,006,319
	Washington General Obligation Bonds
2,205,000	6.750%, 2/1/2015, Series A	2,367,156
	Washington General Obligation Bonds (AGM Insured)
5,000,000	5.000%, 7/1/2021, Series 2007Aa,c	5,713,250
	Washington Health Care Facilities Authority Revenue Bonds
2,500,000	5.250%, 12/1/2030	2,653,775
5,000,000	5.250%, 10/1/2032, Series A	5,734,300
	Washington Health Care Facilities Authority Revenue Bonds (Kadlec Medical Center) (AGM Insured)
1,000,000	5.000%, 12/1/2030, Series Ac	1,048,630
	Washington Health Care Facilities Authority Revenue Bonds (Kadlec Regional Medical Center)
1,500,000	5.000%, 12/1/2042	1,552,830
	Washington Health Care Facilities Authority Revenue Bonds (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038	6,395,415
	Washington Higher Education Facilities Authority Refunding Revenue Bonds (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Series B	5,753,929
	Washington Higher Education Facilities Authority Revenue and Refunding Revenue Bonds (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,444,877
1,000,000	5.625%, 10/1/2040	1,092,830

	Total	57,968,346

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Wisconsin (1.1%)
	Kaukauna, Wisconsin Electric System Revenue Bonds (AGM Insured)
$3,000,000	5.000%, 12/15/2035, Series Ac	$3,289,200
	Monroe, Wisconsin Redevelopment Authority Development Revenue Bonds (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039	3,907,376
	University of Wisconsin Hospitals and Clinics Authority Revenue Bonds
2,000,000	5.000%, 4/1/2038, Series A	2,254,720
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin, Inc.)
2,000,000	5.750%, 6/1/2034	2,069,740
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Thedacare, Inc.)
5,310,000	5.500%, 12/15/2038, Series A	5,945,501
	Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds (Marquette University)
1,125,000	5.000%, 10/1/2033, Series B-1	1,260,202

	Total	18,726,739

Wyoming (1.1%)
	Kemmerer, Wyoming Pollution Control Revenue Bonds (Exxon)
4,200,000	0.190%, 11/1/2014[b]	4,200,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon)
400,000	0.190%, 11/1/2014, Series Cb	400,000
525,000	0.190%, 11/1/2014, Series Bb	525,000
3,185,000	0.190%, 11/1/2014, Series Db	3,185,000
	Wyoming Municipal Power Agency Power Supply System Revenue Bonds
3,270,000	5.375%, 1/1/2042, Series A	3,676,494
	Wyoming State Farm Loan Board Capital Facilities Refunding Revenue Bonds
5,825,000	5.750%, 10/1/2020	6,645,859

	Total	18,632,353

	Total Long-Term Fixed Income (cost $1,494,726,575)	1,651,181,970

	Total Investments (cost $1,494,726,575) 99.1%	$1,651,181,970

	Other Assets and Liabilities, Net 0.9%	15,648,849

	Total Net Assets 100.0%	$1,666,830,819

a

Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2013.
c

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2013.
e	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

ACA	-	American Capital Access Holding, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Corporation
AMT	-	Subject to Alternative Minimum Tax
BNY	-	Bank of New York Mellon
CR	-	Custodial Receipts
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Public School Fund Guaranteed
Q-SBLF	-	Qualified School Bond Loan Fund
TCRS	-	Temporary Custodial Receipts
VA MTGS	-	Department of Veterans’ Affairs - Mortgages
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$157,711,349
Gross unrealized depreciation	(1,255,954)

Net unrealized appreciation (depreciation)	$156,455,395

Cost for federal income tax purposes	$1,494,726,575

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Education	192,278,884	–	192,278,884	–
Electric Revenue	62,403,936	–	62,403,936	–
Escrowed/Pre-refunded	154,553,242	–	154,553,242	–
General Obligation	276,174,289	–	276,174,289	–
Health Care	226,933,185	–	226,933,185	–
Housing Finance	4,878,971	–	4,878,971	–
Industrial Development Revenue	64,573,923	–	64,573,923	–
Other Revenue	254,847,145	–	254,847,145	–
Tax Revenue	75,413,033	–	75,413,033	–
Transportation	268,500,384	–	268,500,384	–
Water & Sewer	70,624,978	–	70,624,978	–

Total	$1,651,181,970	$–	$1,651,181,970	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value
Basic Materials (0.3%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$1,343,250	5.250%, 10/18/2017	$1,366,757
	Ineos US Finance, LLC, Term Loan
885,653	6.500%, 5/4/2018	895,298

	Total	2,262,055

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
897,750	4.250%, 10/5/2019	908,514
	Berry Plastics Group, Inc., Term Loan
900,000	3.500%, 2/4/2020	898,497

	Total	1,807,011

Communications Services (1.4%)
	Charter Communications Operating, LLC, Term Loan
524,700	4.000%, 5/15/2019	526,122
540,000	0.000%, 1/19/2021[b,c]	539,325
	Clear Channel Communications, Inc., Term Loan
900,000	3.848%, 1/29/2016	824,751
	Cumulus Media Holdings, Inc., Term Loan
857,423	4.500%, 9/17/2018	872,162
	Intelsat Jackson Holdings SA, Term Loan
1,090,644	4.500%, 4/2/2018	1,104,277
	Level 3 Financing, Inc., Term Loan
900,000	4.750%, 8/1/2019	909,225
	McGraw-Hill Global Education Holdings, LLC, Term Loan
450,000	9.000%, 3/18/2019	450,000
	NEP Broadcasting, LLC, Term Loan
897,750	4.750%, 1/18/2020	913,461
	TNS, Inc., Term Loan
873,518	5.000%, 2/14/2020	881,162
	Univision Communications, Inc., Term Loan
360,000	4.750%, 3/31/2017	363,150
575,607	4.750%, 2/28/2020	580,643
	Van Wagner Communications, Inc., Term Loan
358,200	8.250%, 8/3/2018	363,870
	Virgin Media Investment Holdings, Ltd., Term Loan
900,000	0.000%, 2/15/2020[b,c]	900,405
	Visant Corporation, Term Loan
689,445	5.250%, 12/22/2016	669,913
	WideOpenWest Finance, LLC, Term Loan
900,000	5.875%, 3/19/2019	911,529
	Yankee Cable Acquisition, LLC, Term Loan
900,000	5.250%, 2/13/2020	914,247
	Zayo Group, LLC, Term Loan
897,739	4.500%, 7/2/2019	907,183

	Total	12,631,425

Consumer Cyclical (0.5%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
815,559	5.500%, 2/23/2017	825,492
	Chrysler Group, LLC, Term Loan
1,414,800	6.000%, 5/24/2017	1,432,839
	MGM Resorts International, Term Loan
538,650	4.250%, 12/13/2019	546,170
	ROC Finance, LLC, Term Loan
900,000	0.000%, 3/27/2019[b,c]	907,866
	Toys R Us, Inc., Term Loan
868,437	5.250%, 5/25/2018	842,384

	Total	4,554,751

Consumer Non-Cyclical (0.5%)
	Albertsons, LLC, Term Loan
900,000	5.750%, 2/26/2016	909,639
	Bausch & Lomb, Inc., Term Loan
893,250	5.250%, 5/17/2019	902,879
	Biomet, Inc., Term Loan
547,250	3.971%, 7/25/2017	554,091
	CHS/Community Health Systems, Inc., Term Loan
900,000	3.787%, 1/25/2017	908,217
	Michael Foods, Inc., Term Loan
675,655	4.250%, 2/25/2018	684,945
	Roundy’s Supermarkets, Inc., Term Loan
890,306	5.750%, 2/13/2019	871,948

	Total	4,831,719

Energy (0.3%)
	Arch Coal, Inc., Term Loan
888,289	5.750%, 5/16/2018	899,766
	Chesapeake Energy Corporation, Term Loan
1,070,000	5.750%, 12/2/2017	1,108,188
	Offshore Group Investment, Ltd., Term Loan
450,000	0.000%, 3/22/2019[b,c]	455,909

	Total	2,463,863

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
897,750	4.000%, 8/31/2019	906,727

	Total	906,727

Technology (0.4%)
	First Data Corporation Extended, Term Loan
900,000	4.199%, 3/26/2018	896,526
	Freescale Semiconductor Inc., Term Loan
900,000	5.000%, 2/13/2020	912,375
	Infor US, Inc., Term Loan
620,320	5.250%, 4/5/2018	629,954
	SunGard Data Systems, Inc., Term Loan
877,800	4.500%, 12/4/2019	888,228
260,000	4.000%, 3/7/2020	263,005

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value
Technology (0.4%) - continued
	Syniverse Holdings, Inc., Term Loan
$357,300	5.000%, 4/23/2019	$360,130

	Total	3,950,218

Transportation (0.2%)
	American Petroleum Tankers Parent, LLC, Term Loan
450,000	4.750%, 9/28/2019	453,375
	Delta Air Lines, Inc., Term Loan
1,424,625	4.250%, 4/20/2017	1,443,202

	Total	1,896,577

Utilities (0.3%)
	Calpine Corporation, Term Loan
707,308	4.000%, 4/1/2018	716,092
696,500	4.000%, 10/9/2019	705,144
	NGPL PipeCo, LLC, Term Loan
867,857	6.750%, 9/15/2017	879,174

	Total	2,300,410

	Total Bank Loans (cost $37,064,061)	37,604,756

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Asset-Backed Securities (0.9%)
	First Horizon ABS Trust
934,157	0.360%, 10/25/2034[d,e]	719,965
	GMAC Mortgage Corporation Loan Trust
2,378,768	0.380%, 8/25/2035[d,e]	1,948,033
2,607,387	0.380%, 12/25/2036[d,e]	2,005,675
	IndyMac Seconds Asset-Backed Trust
1,456,287	0.370%, 10/25/2036[d,e]	345,305
	Renaissance Home Equity Loan Trust
1,920,536	5.746%, 5/25/2036	1,497,851
1,400,000	6.011%, 5/25/2036	1,056,581

	Total	7,573,410

Basic Materials (3.9%)
	Alcoa, Inc.
1,000,000	6.750%, 1/15/2028	1,108,217
	ArcelorMittal
790,000	9.500%, 2/15/2015	892,037
1,000,000	6.125%, 6/1/2018	1,095,394
2,250,000	5.750%, 8/5/2020	2,380,181
	Ashland, Inc.
1,800,000	3.000%, 3/15/2016[f]	1,840,500
	Barrick Gold Corporation
1,080,000	4.100%, 5/1/2023[f]	1,082,199
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,587,886
880,000	5.250%, 11/15/2041	994,875
	Freeport-McMoRan Copper & Gold, Inc.
2,525,000	3.100%, 3/15/2020[f]	2,540,801
725,000	3.875%, 3/15/2023[f]	730,791
	Georgia-Pacific, LLC
1,310,000	5.400%, 11/1/2020[f]	1,565,695
	International Paper Company
1,500,000	7.500%, 8/15/2021	1,982,019
750,000	7.300%, 11/15/2039	1,027,948
	NOVA Chemicals Corporation
750,000	8.625%, 11/1/2019	848,438
	Resolute Forest Products
982,000	10.250%, 10/15/2018	1,146,976
	Rio Tinto Finance USA, Ltd.
1,965,000	6.500%, 7/15/2018	2,423,849
1,080,000	4.125%, 5/20/2021	1,182,045
	Rock-Tenn Company
1,070,000	4.000%, 3/1/2023	1,111,885
	Teck Resources, Ltd.
1,780,000	2.500%, 2/1/2018	1,808,090
2,130,000	3.750%, 2/1/2023[g]	2,125,599
	Vale SA
1,070,000	5.625%, 9/11/2042	1,117,802
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,952,941
	Xstrata Finance Canada, Ltd.
1,440,000	2.450%, 10/25/2017[f]	1,464,644
1,440,000	4.000%, 10/25/2022[f]	1,459,865

	Total	35,470,677

Capital Goods (2.0%)
	BAE Systems plc
2,120,000	4.750%, 10/11/2021[f]	2,390,535
	Case New Holland, Inc.
865,000	7.875%, 12/1/2017	1,029,350
	CNH Capital, LLC
720,000	3.875%, 11/1/2015	745,200
250,000	6.250%, 11/1/2016	276,875
	Eaton Corporation
2,865,000	2.750%, 11/2/2022[f]	2,904,583
	Masco Corporation
875,000	5.950%, 3/15/2022	990,309
	Republic Services, Inc.
370,000	5.500%, 9/15/2019	439,064
900,000	5.000%, 3/1/2020	1,044,991
1,300,000	5.250%, 11/15/2021	1,537,549
	Reynolds Group Issuer, Inc.
1,060,000	9.875%, 8/15/2019	1,189,850
	Textron, Inc.
1,500,000	6.200%, 3/15/2015	1,629,525
1,311,000	5.600%, 12/1/2017	1,484,038
	United Rentals North America, Inc.
700,000	5.750%, 7/15/2018	763,000
180,000	6.125%, 6/15/2023	193,950
	Waste Management, Inc.
1,335,000	2.900%, 9/15/2022	1,338,725

	Total	17,957,544

Collateralized Mortgage Obligations (0.9%)
	Bear Stearns Mortgage Funding Trust
383,166	0.480%, 8/25/2036[e]	196,353
	CitiMortgage Alternative Loan Trust
1,549,785	5.750%, 4/25/2037	1,424,297

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	Countrywide Alternative Loan Trust
$2,059,639	6.000%, 1/25/2037	$1,689,845
	HomeBanc Mortgage Trust
1,628,190	2.458%, 4/25/2037	1,161,873
	Wachovia Mortgage Loan Trust, LLC
1,695,253	3.046%, 5/20/2036	1,457,677
	WaMu Mortgage Pass Through Certificates
1,196,705	0.490%, 10/25/2045[e]	1,121,391
	Washington Mutual Alternative Mortgage Pass Through Certificates
2,759,287	0.928%, 2/25/2047[e]	1,648,445

	Total	8,699,881

Commercial Mortgage-Backed Securities (1.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
196,902	0.349%, 3/15/2022[e,f]	196,685
2,500,000	5.331%, 2/11/2044	2,828,870
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,480,345
	Commercial Mortgage Pass- Through Certificates
4,000,000	0.329%, 12/15/2020[e,f]	3,833,020
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	2,051,993
	Credit Suisse Mortgage Capital Certificates
1,576,919	0.369%, 10/15/2021[e,f]	1,547,801
2,436,003	5.467%, 9/15/2039	2,735,792

	Total	14,674,506

Communications Services (8.2%)
	AMC Networks, Inc.
1,080,000	4.750%, 12/15/2022	1,109,700
	America Movil SAB de CV
1,840,000	5.000%, 3/30/2020	2,118,182
	American Tower Corporation
2,180,000	4.500%, 1/15/2018	2,416,233
720,000	5.900%, 11/1/2021	860,340
610,000	3.500%, 1/31/2023	616,253
	AT&T, Inc.
1,440,000	1.400%, 12/1/2017	1,446,504
1,400,000	4.450%, 5/15/2021	1,615,736
1,245,000	5.550%, 8/15/2041	1,437,070
	CC Holdings GS V, LLC
720,000	3.849%, 4/15/2023[f]	742,478
	CCO Holdings, LLC
1,120,000	7.250%, 10/30/2017	1,212,400
720,000	7.000%, 1/15/2019	782,100
	CenturyLink, Inc.
1,480,000	5.150%, 6/15/2017	1,600,647
1,080,000	5.625%, 4/1/2020	1,153,057
1,400,000	5.800%, 3/15/2022	1,481,901
	Clear Channel Worldwide Holdings, Inc.
1,430,000	6.500%, 11/15/2022[f]	1,533,675
	Comcast Corporation
1,100,000	6.300%, 11/15/2017	1,346,364
1,100,000	5.700%, 5/15/2018	1,335,189
1,430,000	3.125%, 7/15/2022	1,512,066
1,300,000	6.400%, 5/15/2038	1,737,414
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[f]	1,518,579
1,000,000	3.250%, 12/15/2022[f]	1,035,546
1,500,000	8.375%, 3/1/2039[f]	2,288,262
	Crown Castle Towers, LLC
2,950,000	4.174%, 8/15/2017[f]	3,266,983
	DIRECTV Holdings, LLC
1,080,000	1.750%, 1/15/2018	1,080,572
2,125,000	5.000%, 3/1/2021	2,420,256
1,095,000	3.800%, 3/15/2022	1,150,091
	Discovery Communications, LLC
1,080,000	4.375%, 6/15/2021	1,210,620
1,075,000	3.300%, 5/15/2022	1,124,193
	Hughes Satellite Systems Corporation
1,780,000	6.500%, 6/15/2019	1,980,250
	Intelsat Jackson Holdings SA
710,000	7.250%, 4/1/2019	781,000
1,100,000	7.500%, 4/1/2021	1,240,250
	NBC Universal Enterprise, Inc.
1,080,000	1.974%, 4/15/2019[f]	1,098,014
	NBCUniversal Media, LLC
2,250,000	5.150%, 4/30/2020	2,725,823
2,490,000	4.375%, 4/1/2021	2,872,432
	News America, Inc.
1,100,000	7.625%, 11/30/2028	1,485,598
1,350,000	6.400%, 12/15/2035	1,715,625
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,641,167
	Qwest Corporation
1,800,000	6.500%, 6/1/2017	2,086,682
	SBA Tower Trust
2,000,000	5.101%, 4/17/2017[f]	2,234,434
	Sirius XM Radio, Inc.
1,070,000	5.250%, 8/15/2022[f]	1,104,775
	Sprint Nextel Corporation
350,000	7.000%, 3/1/2020[f]	398,125
	Telefonica Emisiones SAU
1,445,000	3.192%, 4/27/2018	1,462,567
1,440,000	5.462%, 2/16/2021	1,587,161
	Time Warner Cable, Inc.
1,500,000	8.250%, 4/1/2019	1,968,466
1,120,000	4.000%, 9/1/2021	1,212,689
1,450,000	6.750%, 6/15/2039	1,795,041
	UPCB Finance VI, Ltd.
1,400,000	6.875%, 1/15/2022[f]	1,536,500
	Virgin Media Finance plc
1,080,000	4.875%, 2/15/2022	1,101,600

	Total	74,180,610

Consumer Cyclical (5.8%)
	Algeco Scotsman Global Finance plc
720,000	8.500%, 10/15/2018[f]	777,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Consumer Cyclical (5.8%) - continued
	American Honda Finance Corporation
$2,600,000	3.875%, 9/21/2020[f]	$2,899,939
	Daimler Finance North America, LLC
1,240,000	3.875%, 9/15/2021[f]	1,358,651
	Ford Motor Credit Company, LLC
2,100,000	3.875%, 1/15/2015	2,185,138
1,800,000	3.984%, 6/15/2016	1,914,205
1,750,000	4.250%, 2/3/2017	1,884,428
370,000	6.625%, 8/15/2017	434,937
1,425,000	4.250%, 9/20/2022	1,506,863
	General Motors Financial Company, Inc.
1,340,000	4.750%, 8/15/2017[f]	1,413,700
	Home Depot, Inc.
900,000	2.700%, 4/1/2023	916,536
	Hyatt Hotels Corporation
1,900,000	5.750%, 8/15/2015[f]	2,116,438
	Hyundai Motor Manufacturing Czech
1,475,000	4.500%, 4/15/2015[f]	1,557,929
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	2,085,218
	KIA Motors Corporation
1,740,000	3.625%, 6/14/2016[f]	1,835,284
	Macy’s Retail Holdings, Inc.
1,790,000	7.450%, 7/15/2017	2,207,247
1,930,000	3.875%, 1/15/2022	2,066,380
1,075,000	2.875%, 2/15/2023	1,065,906
	Marriott International, Inc.
1,750,000	3.000%, 3/1/2019	1,841,173
	MGM Resorts International
1,080,000	7.625%, 1/15/2017	1,225,800
	QVC, Inc.
1,265,000	4.375%, 3/15/2023[f]	1,295,532
	Royal Caribbean Cruises, Ltd.
1,440,000	5.250%, 11/15/2022	1,490,400
	Sheraton Holding Corporation
710,000	7.375%, 11/15/2015	815,969
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,400,583
1,790,000	3.125%, 2/15/2023	1,792,834
	Time Warner, Inc.
700,000	4.000%, 1/15/2022	772,116
390,000	3.400%, 6/15/2022[g]	411,439
1,400,000	7.700%, 5/1/2032	1,992,451
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,165,090
	Toys R Us Property Company II, LLC
1,430,000	8.500%, 12/1/2017	1,535,462
	Wal-Mart Stores, Inc.
3,000,000	2.550%, 4/11/2023	3,024,462
	Western Union Company
1,070,000	2.875%, 12/10/2017	1,094,921
	Wyndham Worldwide Corporation
1,080,000	2.500%, 3/1/2018	1,088,771
730,000	5.625%, 3/1/2021	831,355
1,780,000	4.250%, 3/1/2022	1,884,265

	Total	51,889,022

Consumer Non-Cyclical (7.2%)
	Altria Group, Inc.
905,000	4.750%, 5/5/2021	1,039,521
1,500,000	9.950%, 11/10/2038	2,499,849
	Anheuser-Busch InBev Worldwide, Inc.
1,450,000	5.375%, 1/15/2020	1,764,016
1,475,000	5.000%, 4/15/2020	1,768,714
	BAT International Finance plc
2,140,000	3.250%, 6/7/2022[f]	2,259,983
	Beam, Inc.
827,000	5.875%, 1/15/2036	995,315
	Biomet, Inc.
1,370,000	6.500%, 8/1/2020[f]	1,493,300
	Boston Scientific Corporation
2,200,000	4.500%, 1/15/2015	2,327,868
	Bunge Limited Finance Corporation
1,265,000	5.100%, 7/15/2015	1,363,706
1,080,000	3.200%, 6/15/2017	1,126,254
	Cargill, Inc.
1,050,000	3.250%, 11/15/2021[f]	1,097,417
	Celgene Corporation
1,250,000	1.900%, 8/15/2017	1,274,420
1,500,000	3.950%, 10/15/2020	1,649,670
	ConAgra Foods, Inc.
1,105,000	2.100%, 3/15/2018	1,129,299
1,170,000	3.200%, 1/25/2023	1,196,457
	Energizer Holdings, Inc.
800,000	4.700%, 5/24/2022	862,678
	Express Scripts Holding Company
1,265,000	3.125%, 5/15/2016	1,338,953
1,765,000	4.750%, 11/15/2021	2,039,839
	Fresenius Medical Care US Finance II, Inc.
390,000	5.625%, 7/31/2019[f]	435,825
	Fresenius Medical Care US Finance, Inc.
710,000	6.500%, 9/15/2018[f]	821,825
	Gilead Sciences, Inc.
1,800,000	4.400%, 12/1/2021	2,065,172
	Grifols, Inc.
1,070,000	8.250%, 2/1/2018	1,174,325
	Grupo Bimbo SAB de CV
2,110,000	4.500%, 1/25/2022[f]	2,335,135
	HCA, Inc.
1,510,000	8.500%, 4/15/2019	1,664,775
1,440,000	4.750%, 5/1/2023	1,501,200
	Heineken NV
1,430,000	2.750%, 4/1/2023[f]	1,429,364
	Imperial Tobacco Finance plc
1,800,000	3.500%, 2/11/2023[f]	1,843,326
	Koninklijke Philips Electronics NV
1,485,000	3.750%, 3/15/2022	1,609,413
	Kraft Foods Group, Inc.
961,000	6.125%, 8/23/2018	1,171,583
900,000	6.875%, 1/26/2039	1,240,619

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Consumer Non-Cyclical (7.2%) - continued
	Mallinckrodt International Finance SA
$1,440,000	3.500%, 4/15/2018[f]	$1,460,398
	Medtronic, Inc.
2,165,000	2.750%, 4/1/2023	2,200,941
	Mylan, Inc.
2,155,000	7.875%, 7/15/2020[f]	2,518,939
1,260,000	3.125%, 1/15/2023[f]	1,254,722
	Pernod-Ricard SA
2,870,000	5.750%, 4/7/2021[f]	3,451,166
	SABMiller Holdings, Inc.
885,000	2.450%, 1/15/2017[f]	926,946
1,775,000	3.750%, 1/15/2022[f]	1,940,929
	Safeway, Inc.
890,000	5.000%, 8/15/2019	997,809
	Sanofi
1,260,000	1.250%, 4/10/2018	1,265,543
	Teva Pharmaceutical Finance IV BV
2,275,000	3.650%, 11/10/2021	2,461,004
	Tyson Foods, Inc.
1,795,000	4.500%, 6/15/2022	1,981,931

	Total	64,980,149

Energy (9.7%)
	BP Capital Markets plc
1,050,000	2.248%, 11/1/2016	1,093,858
1,975,000	4.500%, 10/1/2020	2,289,163
	Cameron International Corporation
1,440,000	3.600%, 4/30/2022	1,535,144
	Canadian Natural Resources, Ltd.
1,225,000	3.450%, 11/15/2021	1,317,339
	Canadian Oil Sands, Ltd.
1,400,000	4.500%, 4/1/2022[f]	1,532,716
	CenterPoint Energy Resources Corporation
2,400,000	6.125%, 11/1/2017	2,889,043
	CNPC HK Overseas Capital, Ltd.
1,630,000	5.950%, 4/28/2041[f]	2,033,692
	Concho Resources, Inc.
1,070,000	6.500%, 1/15/2022	1,187,700
	El Paso Pipeline Partners Operating Company, LLC
2,150,000	5.000%, 10/1/2021	2,480,266
	Enbridge Energy Partners, LP
1,270,000	5.200%, 3/15/2020	1,452,764
2,200,000	8.050%, 10/1/2037	2,546,500
	Encana Corporation
1,080,000	5.900%, 12/1/2017	1,274,348
720,000	5.150%, 11/15/2041	758,691
	Energy Transfer Partners, LP
2,385,000	6.700%, 7/1/2018	2,908,696
	EQT Corporation
800,000	8.125%, 6/1/2019	999,566
	Harvest Operations Corporation
1,080,000	6.875%, 10/1/2017	1,209,600
	Key Energy Services, Inc.
1,175,000	6.750%, 3/1/2021	1,227,875
	Kinder Morgan Energy Partners, LP
710,000	6.850%, 2/15/2020	902,839
2,550,000	5.800%, 3/1/2021	3,085,286
1,080,000	3.500%, 9/1/2023	1,120,458
	Linn Energy, LLC
1,750,000	7.750%, 2/1/2021	1,916,250
	Lukoil International Finance BV
2,165,000	3.416%, 4/24/2018[f]	2,203,970
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,521,159
1,080,000	2.800%, 11/1/2022	1,079,552
	Marathon Petroleum Corporation
1,080,000	5.125%, 3/1/2021	1,275,753
1,080,000	6.500%, 3/1/2041	1,396,869
	Markwest Energy Partners, LP
455,000	6.250%, 6/15/2022	506,187
	MEG Energy Corporation
1,080,000	6.375%, 1/30/2023[f]	1,139,400
	Newfield Exploration Company
625,000	5.625%, 7/1/2024	671,875
	Nexen, Inc.
1,080,000	6.400%, 5/15/2037	1,413,422
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,497,647
	Noble Holding International, Ltd.
1,440,000	3.950%, 3/15/2022[g]	1,506,324
	Petrobras International Finance Company
1,800,000	5.375%, 1/27/2021	1,987,681
	Phillips 66
1,430,000	4.300%, 4/1/2022	1,596,305
	Pioneer Natural Resources Company
1,500,000	6.875%, 5/1/2018	1,830,121
1,440,000	3.950%, 7/15/2022	1,536,758
	Plains Exploration & Production Company
1,130,000	8.625%, 10/15/2019	1,279,725
	QEP Resources, Inc.
1,060,000	5.375%, 10/1/2022	1,128,900
	Range Resources Corporation
720,000	5.000%, 3/15/2023[f]	766,800
	Rowan Companies, Inc.
1,830,000	5.000%, 9/1/2017	2,038,126
1,175,000	4.875%, 6/1/2022	1,295,393
	Samson Investment Company
710,000	9.750%, 2/15/2020[f]	754,375
	Southwestern Energy Company
1,500,000	4.100%, 3/15/2022	1,618,484
	Spectra Energy Partners, LP
1,800,000	4.600%, 6/15/2021	1,955,353
	Suncor Energy, Inc.
1,570,000	6.100%, 6/1/2018	1,903,991
1,060,000	6.850%, 6/1/2039	1,433,613
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,821,017
	The Williams Companies, Inc.
1,440,000	3.700%, 1/15/2023	1,454,560
	Transocean, Inc.
1,300,000	5.050%, 12/15/2016	1,449,786
1,080,000	7.375%, 4/15/2018	1,288,806
720,000	6.375%, 12/15/2021	862,430
	Valero Energy Corporation
1,875,000	6.125%, 2/1/2020	2,295,009

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Energy (9.7%) - continued
$1,080,000	6.625%, 6/15/2037	$1,359,377
	Weatherford International, Inc.
1,300,000	6.350%, 6/15/2017	1,495,802
	Weatherford International, Ltd.
2,500,000	6.000%, 3/15/2018	2,858,087

	Total	86,984,451

Financials (28.7%)
	Aegon NV
1,400,000	2.055%, 7/29/2049[e,h]	903,000
	Ally Financial, Inc.
1,785,000	4.625%, 6/26/2015	1,880,944
710,000	5.500%, 2/15/2017	773,847
	American Express Credit Corporation
2,825,000	2.800%, 9/19/2016	2,996,559
	American International Group, Inc.
1,775,000	4.250%, 9/15/2014	1,856,540
1,050,000	3.800%, 3/22/2017	1,139,249
1,750,000	6.400%, 12/15/2020	2,189,596
	American Tower Trust I
1,800,000	1.551%, 3/15/2018[f]	1,819,733
	Associated Banc Corporation
1,820,000	5.125%, 3/28/2016	1,995,746
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	2,711,379
	AXA SA
1,420,000	8.600%, 12/15/2030	1,830,457
	Axis Specialty Finance, LLC
1,430,000	5.875%, 6/1/2020	1,679,917
	Banco do Brasil SA
1,050,000	9.250%, 10/31/2049[f,h]	1,312,500
	Banco do Brasil SA/Cayman Islands
720,000	6.250%, 12/29/2049[f,h]	718,920
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
805,000	4.125%, 11/9/2022[f]	811,038
	Bank of America Corporation
1,700,000	5.750%, 12/1/2017	1,976,061
2,160,000	1.354%, 3/22/2018[e]	2,154,922
2,220,000	7.625%, 6/1/2019	2,842,195
1,440,000	3.300%, 1/11/2023	1,458,474
1,050,000	5.875%, 2/7/2042	1,312,864
	BBVA Bancomer SA/Texas
1,965,000	6.750%, 9/30/2022[f]	2,259,750
	BBVA US Senior SAU
1,440,000	4.664%, 10/9/2015	1,496,451
	Berkshire Hathaway, Inc.
1,785,000	3.750%, 8/15/2021[g]	1,971,350
900,000	3.000%, 2/11/2023	932,051
	BNP Paribas SA
1,085,000	3.250%, 3/3/2023	1,093,627
	Boston Properties, LP
2,250,000	5.875%, 10/15/2019	2,738,920
	Capital One Financial Corporation
1,930,000	6.150%, 9/1/2016	2,212,888
	Cigna Corporation
1,780,000	4.000%, 2/15/2022	1,963,153
	CIT Group, Inc.
980,000	5.250%, 3/15/2018	1,082,900
	Citigroup, Inc.
1,260,000	4.750%, 5/19/2015	1,353,487
1,790,000	6.000%, 8/15/2017	2,106,782
1,300,000	6.125%, 5/15/2018	1,564,667
2,170,000	8.500%, 5/22/2019	2,919,108
1,440,000	4.050%, 7/30/2022	1,496,828
2,160,000	5.950%, 12/29/2049[h]	2,262,600
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019	2,836,577
700,000	5.875%, 8/15/2020	837,078
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
710,000	11.000%, 12/29/2049[f,h]	953,175
	CyrusOne, LP/CyrusOne Finance Corporation
1,080,000	6.375%, 11/15/2022[f]	1,150,200
	DDR Corporation
1,255,000	4.625%, 7/15/2022	1,388,582
	Developers Diversified Realty Corporation
710,000	7.875%, 9/1/2020	921,197
	Discover Bank
1,300,000	7.000%, 4/15/2020	1,624,463
	Discover Financial Services
1,080,000	6.450%, 6/12/2017	1,271,049
	DnB Boligkreditt AS
2,525,000	1.450%, 3/21/2018[f]	2,542,928
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,854,208
	Eksportfinans ASA
1,750,000	2.375%, 5/25/2016	1,680,000
	ERP Operating, LP
1,800,000	4.625%, 12/15/2021	2,054,331
	Essex Portfolio, LP
1,440,000	3.250%, 5/1/2023	1,448,991
	Export-Import Bank of Korea
1,420,000	4.375%, 9/15/2021	1,577,354
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[f]	1,180,335
	Fifth Third Bancorp
1,790,000	0.700%, 12/20/2016[e]	1,756,441
1,700,000	5.450%, 1/15/2017	1,916,021
	Fifth Third Capital Trust IV
1,050,000	6.500%, 4/15/2037	1,053,276
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,659,375
	General Electric Capital Corporation
1,775,000	3.800%, 6/18/2019[f]	1,923,310
1,100,000	6.000%, 8/7/2019	1,347,672
900,000	5.300%, 2/11/2021	1,045,561
1,800,000	1.281%, 3/15/2023[e]	1,800,011
925,000	6.750%, 3/15/2032	1,209,813
1,800,000	7.125%, 12/29/2049[h]	2,107,143
	Goldman Sachs Group, Inc.
1,750,000	6.250%, 9/1/2017	2,058,563
1,440,000	2.375%, 1/22/2018	1,467,576
1,600,000	5.375%, 3/15/2020	1,866,814
1,750,000	5.250%, 7/27/2021	2,029,057
740,000	6.750%, 10/1/2037	848,986

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Financials (28.7%) - continued
	Hartford Financial Services Group, Inc.
$1,800,000	5.125%, 4/15/2022	$2,133,173
	HCP, Inc.
1,900,000	5.625%, 5/1/2017	2,194,137
450,000	3.750%, 2/1/2019	487,902
1,250,000	2.625%, 2/1/2020	1,269,456
	Health Care REIT, Inc.
715,000	2.250%, 3/15/2018	729,288
720,000	6.125%, 4/15/2020	872,002
1,850,000	4.950%, 1/15/2021	2,099,711
	HSBC Finance Corporation
1,790,000	6.676%, 1/15/2021	2,165,995
	HSBC Holdings plc
1,800,000	4.875%, 1/14/2022	2,105,401
1,400,000	4.000%, 3/30/2022	1,550,826
	HSBC USA, Inc.
1,100,000	5.000%, 9/27/2020	1,246,945
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	2,073,949
	Icahn Enterprises, LP
710,000	7.750%, 1/15/2016	739,287
340,000	8.000%, 1/15/2018	365,500
	ING Bank NV
2,140,000	2.000%, 9/25/2015[f]	2,176,166
1,080,000	3.750%, 3/7/2017[f]	1,161,454
	ING US, Inc.
990,000	2.900%, 2/15/2018[f]	1,013,213
1,785,000	5.500%, 7/15/2022[f]	2,029,777
	International Lease Finance Corporation
1,050,000	4.875%, 4/1/2015	1,103,657
900,000	5.750%, 5/15/2016	978,915
1,125,000	6.750%, 9/1/2016[f]	1,279,687
	Itau Unibanco Holding SA/Cayman Island
1,790,000	5.125%, 5/13/2023[f,g]	1,859,363
	J.P. Morgan Chase & Company
2,160,000	1.176%, 1/25/2018[e]	2,175,062
1,800,000	3.375%, 5/1/2023[c]	1,795,455
1,850,000	5.500%, 10/15/2040	2,242,363
1,150,000	5.150%, 12/29/2049[h]	1,168,688
	J.P. Morgan Chase Bank NA
1,785,000	5.875%, 6/13/2016	2,030,361
1,420,000	6.000%, 10/1/2017	1,679,869
	Kilroy Realty, LP
1,435,000	4.800%, 7/15/2018	1,606,178
720,000	3.800%, 1/15/2023	744,576
	Liberty Mutual Group, Inc.
1,080,000	5.000%, 6/1/2021[f]	1,199,121
1,965,000	4.950%, 5/1/2022[f]	2,187,240
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	2,068,901
1,125,000	4.750%, 10/1/2020	1,256,796
	Macquarie Bank, Ltd.
1,785,000	5.000%, 2/22/2017[f]	1,989,950
	Merrill Lynch & Company, Inc.
1,950,000	6.875%, 4/25/2018	2,370,603
2,000,000	7.750%, 5/14/2038	2,708,672
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[f]	376,500
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[f]	1,050,000
	Mizuho Corporate Bank, Ltd.
1,775,000	2.550%, 3/17/2017[f]	1,847,021
1,440,000	3.500%, 3/21/2023[f,g]	1,505,549
	Morgan Stanley
1,420,000	5.375%, 10/15/2015	1,550,393
2,270,000	6.625%, 4/1/2018	2,721,303
1,805,000	2.125%, 4/25/2018	1,808,987
1,820,000	5.625%, 9/23/2019	2,120,202
1,600,000	5.500%, 1/26/2020	1,861,659
1,795,000	4.875%, 11/1/2022	1,934,976
540,000	3.750%, 2/25/2023	560,436
	Murray Street Investment Trust I
700,000	4.647%, 3/9/2017	766,760
	National City Bank
1,170,000	5.800%, 6/7/2017	1,371,187
	Nationwide Building Society
1,600,000	6.250%, 2/25/2020[f]	1,931,040
	Nordea Bank AB
1,830,000	4.875%, 5/13/2021[f]	2,016,642
	Omega Healthcare Investors, Inc.
1,640,000	5.875%, 3/15/2024	1,791,700
	ORIX Corporation
2,550,000	5.000%, 1/12/2016	2,756,542
	Preferred Term Securities XXIII, Ltd.
2,427,686	0.480%, 12/22/2036[e,i]	1,822,221
	ProLogis, LP
1,450,000	6.250%, 3/15/2017[g]	1,680,040
1,070,000	6.875%, 3/15/2020	1,325,592
	Prudential Financial, Inc.
825,000	6.200%, 11/15/2040	1,037,167
1,070,000	5.875%, 9/15/2042	1,156,263
1,435,000	5.625%, 6/15/2043	1,506,750
	QBE Capital Funding III, Ltd.
1,260,000	7.250%, 5/24/2041[f]	1,337,175
	Rabobank Capital Funding Trust II
1,249,000	5.260%, 12/29/2049[f,h]	1,262,114
	RBS Capital Trust III
1,260,000	5.512%, 9/29/2049[h]	1,045,800
	Reinsurance Group of America, Inc.
1,030,000	5.625%, 3/15/2017	1,167,088
1,070,000	6.450%, 11/15/2019	1,299,697
	Royal Bank of Scotland Group plc
1,435,000	6.125%, 12/15/2022[g]	1,543,902
	Santander Holdings USA, Inc.
2,145,000	3.000%, 9/24/2015	2,219,725
	Simon Property Group, LP
750,000	10.350%, 4/1/2019	1,090,786
575,000	2.750%, 2/1/2023	579,061
	SLM Corporation
1,370,000	6.250%, 1/25/2016	1,489,875
2,485,000	6.000%, 1/25/2017	2,690,012
576,000	4.625%, 9/25/2017	599,114
	Societe Generale SA
1,800,000	6.625%, 12/11/2049[h]	1,840,500
	Standard Chartered plc
1,890,000	3.950%, 1/11/2023[f]	1,930,919
	Swedbank AB
2,145,000	2.125%, 9/29/2017[f]	2,195,654
1,440,000	1.750%, 3/12/2018[f]	1,451,678

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Financials (28.7%) - continued
	Swiss RE Capital I, LP
$2,600,000	6.854%, 5/29/2049[f,h]	$2,782,000
	TD Ameritrade Holding Corporation
2,225,000	5.600%, 12/1/2019	2,671,097
	U.S. Bank National Association
1,800,000	3.778%, 4/29/2020	1,901,227
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,496,593
	UnitedHealth Group, Inc.
1,500,000	6.500%, 6/15/2037	1,997,205
	Unum Group
1,500,000	7.125%, 9/30/2016	1,765,165
	Ventas Realty, LP
1,800,000	4.000%, 4/30/2019	1,981,253
1,080,000	2.700%, 4/1/2020	1,097,497
	Vesey Street Investment Trust I
700,000	4.404%, 9/1/2016	761,258
	Wachovia Corporation
1,500,000	5.250%, 8/1/2014	1,583,608
	WEA Finance, LLC
1,710,000	7.125%, 4/15/2018[f]	2,125,790
720,000	6.750%, 9/2/2019[f]	894,386
	Wells Fargo & Company
1,715,000	3.450%, 2/13/2023	1,749,972
1,780,000	7.980%, 2/28/2049[h]	2,062,575
	Willis North America, Inc.
1,850,000	6.200%, 3/28/2017	2,116,457
	ZFS Finance USA Trust II
1,500,000	6.450%, 12/15/2065[f]	1,620,000

	Total	257,936,342

Foreign Government (2.4%)
	Brazil Government International Bond
1,070,000	4.875%, 1/22/2021	1,274,370
	Chile Government International Bond
2,480,000	3.250%, 9/14/2021	2,653,600
	Colombia Government International Bond
1,780,000	2.625%, 3/15/2023	1,764,870
	Corporacion Andina de Fomento
1,226,000	4.375%, 6/15/2022	1,336,561
	Costa Rica Government International Bond
1,440,000	4.375%, 4/30/2025[f]	1,450,080
	Korea Development Bank
1,500,000	4.375%, 8/10/2015	1,604,154
	Mexico Government International Bond
1,850,000	5.125%, 1/15/2020	2,210,750
1,270,000	6.050%, 1/11/2040	1,670,050
	Province of Ontario
2,165,000	1.200%, 2/14/2018	2,180,328
4,320,000	3.000%, 7/16/2018	4,706,640
	Russia Government International Bond
1,050,000	3.250%, 4/4/2017[f]	1,110,375

	Total	21,961,778

Mortgage-Backed Securities (5.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,450,000	2.500%, 5/1/2028[c]	4,645,383
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,425,000	3.000%, 5/1/2043[c]	4,609,606
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,250,000	2.500%, 5/1/2028[c]	7,580,781
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,575,000	3.000%, 5/1/2043[c]	5,831,101
11,450,000	3.500%, 5/1/2043[c]	12,199,618
12,700,000	4.000%, 5/1/2043[c]	13,592,969

	Total	48,459,458

Technology (1.8%)
	Apple, Inc.
1,800,000	1.000%, 5/3/2018	1,793,358
1,800,000	2.400%, 5/3/2023	1,797,606
	Computer Sciences Corporation
1,250,000	2.500%, 9/15/2015	1,283,627
	Equinix, Inc.
360,000	7.000%, 7/15/2021	407,700
	Hewlett-Packard Company
1,800,000	2.650%, 6/1/2016	1,845,160
1,410,000	4.650%, 12/9/2021	1,458,954
	Motorola Solutions, Inc.
2,500,000	3.750%, 5/15/2022	2,602,130
1,265,000	3.500%, 3/1/2023	1,288,708
	Oracle Corporation
1,800,000	2.500%, 10/15/2022	1,799,235
	Xerox Corporation
750,000	6.400%, 3/15/2016	844,873
1,050,000	2.950%, 3/15/2017	1,088,592

	Total	16,209,943

Transportation (2.9%)
	American Airlines Pass Through Trust
1,440,000	4.000%, 7/15/2025[f]	1,449,072
	Avis Budget Group, Inc.
1,080,000	5.500%, 4/1/2023[f]	1,113,750
	Burlington Northern Santa Fe, LLC
1,800,000	3.000%, 3/15/2023	1,849,311
	Canadian Pacific Railway Company
1,440,000	7.125%, 10/15/2031	1,947,316
	Continental Airlines, Inc.
1,300,000	6.750%, 9/15/2015[f]	1,360,125
591,691	7.250%, 11/10/2019	692,279
785,000	4.000%, 10/29/2024	829,196
	CSX Corporation
793,000	7.900%, 5/1/2017	982,858
1,107,000	6.220%, 4/30/2040	1,423,032
	Delta Air Lines, Inc.
1,217,065	4.950%, 5/23/2019	1,329,643
715,000	4.750%, 5/7/2020	781,137

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Transportation (2.9%) - continued
	ERAC USA Finance, LLC
$2,050,000	5.250%, 10/1/2020[f]	$2,404,199
1,085,000	4.500%, 8/16/2021[f]	1,209,898
	Hertz Corporation
1,430,000	6.750%, 4/15/2019	1,583,725
	Kansas City Southern de Mexico SA de CV
1,080,000	2.350%, 5/15/2020[c,f]	1,084,766
	Navios Maritime Holdings, Inc.
990,000	8.875%, 11/1/2017	1,040,737
	Navios South American Logistics, Inc.
270,000	9.250%, 4/15/2019	294,975
	Penske Truck Leasing Company, LP
1,055,000	2.500%, 3/15/2016[f]	1,091,771
1,620,000	2.875%, 7/17/2018[f]	1,698,073
	US Airways Pass Through Trust
1,800,000	3.950%, 11/15/2025	1,811,340

	Total	25,977,203

U.S. Government and Agencies (4.9%)
	U.S. Treasury Bonds
2,800,000	3.125%, 11/15/2041	2,944,374
3,920,000	3.000%, 5/15/2042	4,013,711
	U.S. Treasury Notes
3,590,000	2.875%, 3/31/2018	3,977,329
2,840,000	3.625%, 2/15/2020	3,325,464
4,500,000	3.500%, 5/15/2020	5,238,634
3,980,000	2.625%, 11/15/2020	4,387,950
4,195,000	3.125%, 5/15/2021	4,776,402
3,675,000	2.000%, 11/15/2021	3,841,522
	U.S. Treasury Notes, TIPS
2,229,241	0.125%, 4/15/2016	2,335,307
2,544,504	0.125%, 4/15/2017	2,709,105
1,807,342	0.125%, 4/15/2018	1,948,261
3,635,226	0.625%, 7/15/2021	4,151,544

	Total	43,649,603

U.S. Municipals (0.2%)
	Denver, Colorado City & County Airport Revenue Bonds
1,450,000	5.250%, 11/15/2022	1,773,408

	Total	1,773,408

Utilities (6.6%)
	Access Midstream Partners, LP
1,080,000	4.875%, 5/15/2023	1,115,100
	AES Corporation
935,000	7.750%, 10/15/2015	1,070,575
	Ameren Illinois Company
1,800,000	6.125%, 11/15/2017	2,168,966
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,449,981
	Arizona Public Service Company
1,620,000	8.750%, 3/1/2019	2,189,083
	Cleveland Electric Illuminating Company
1,065,000	5.700%, 4/1/2017	1,207,016
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,209,574
	DCP Midstream Operating, LP
1,440,000	2.500%, 12/1/2017	1,475,912
1,440,000	3.875%, 3/15/2023	1,475,603
	DPL, Inc.
1,770,000	6.500%, 10/15/2016	1,893,900
	DTE Energy Company
1,960,000	6.375%, 4/15/2033	2,540,783
	El Paso Pipeline Partners Operating Company, LLC
720,000	4.700%, 11/1/2042	719,770
	Electricite de France SA
1,800,000	5.250%, 1/29/2049[f,h]	1,810,566
	Energy Transfer Partners, LP
1,995,000	4.650%, 6/1/2021	2,210,665
1,000,000	5.200%, 2/1/2022	1,143,321
	Enterprise Products Operating, LLC
1,400,000	7.034%, 1/15/2068	1,624,000
1,070,000	6.650%, 4/15/2018	1,326,275
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	688,584
1,500,000	4.000%, 10/1/2020	1,608,777
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,367,840
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[f]	2,257,036
	Kinder Morgan Energy Partners, LP
1,065,000	5.000%, 8/15/2042	1,141,048
	Markwest Energy Partners, LP
709,000	6.500%, 8/15/2021	781,673
	MarkWest Energy Partners, LP
180,000	4.500%, 7/15/2023	187,650
	National Rural Utilities Cooperative Finance Corporation
1,440,000	4.750%, 4/30/2043	1,468,800
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,385,853
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	2,055,890
1,800,000	5.450%, 9/15/2020	2,127,951
	NRG Energy, Inc.
710,000	8.250%, 9/1/2020	807,625
	Ohio Edison Company
950,000	6.875%, 7/15/2036	1,255,844
	Ohio Power Company
1,600,000	6.050%, 5/1/2018	1,929,528
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,648,510
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,839,814
	PPL Energy Supply, Inc.
1,100,000	4.600%, 12/15/2021	1,187,177
	PSEG Power, LLC
700,000	5.320%, 9/15/2016	790,955
	Southern California Edison Company
1,415,000	6.250%, 8/1/2049[h]	1,579,267
	Southern Star Central Corporation
2,400,000	6.750%, 3/1/2016	2,427,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Utilities (6.6%) - continued
	Southwestern Public Service Company
$1,730,000	6.000%, 10/1/2036	$2,190,549

	Total	59,358,461

	Total Long-Term Fixed Income (cost $776,308,095)	837,736,446

Shares	Preferred Stock (1.4%)	Value
Financials (1.4%)
52,000	Annaly Capital Management, Inc., 7.500%[h]	1,335,880
12,500	CoBank ACB, 6.250%[f,h]	1,337,500
36,000	DDR Corporation, 6.250%[h]	893,880
72,000	Discover Financial Services, 6.500%[h]	1,910,880
43,750	HSBC Holdings plc, 8.000%[h]	1,261,313
91,786	PNC Financial Services Group, Inc., 6.125%[h]	2,634,258
44,925	The Allstate Corporation, 5.100%	1,195,005
28,800	The Goldman Sachs Group, Inc., 5.500%[h,j]	740,448
45,400	U.S. Bancorp, 6.500%[h]	1,360,184

	Total	12,669,348

	Total Preferred Stock (cost $11,624,719)	12,669,348

Shares	Collateral Held for Securities Loaned (1.2%)	Value
10,496,675	Thrivent Cash Management Trust	10,496,675

	Total Collateral Held for Securities Loaned (cost $10,496,675)	10,496,675

Shares or Principal Amount	Short-Term Investments (6.8%)	Value
	Federal Home Loan Bank Discount Notes
700,000	0.105%, 6/7/2013[k,l,m]	699,924
500,000	0.130%, 8/1/2013[k,m]	499,834
59,530,693	Thrivent Cash Management Trust 0.090%	59,530,693

	Total Short-Term Investments (at amortized cost)	60,730,451

	Total Investments (cost $896,224,001) 106.7%	$959,237,676

	Other Assets and Liabilities, Net (6.7%)	(60,449,845)

	Total Net Assets 100.0%	$898,787,831

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2013.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2013, the value of these investments was $156,541,330 or 17.4% of total net assets.

g	All or a portion of the security is on loan.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of April 30, 2013.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$2,427,686

j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At April 30, 2013, $429,953 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At April 30, 2013, $284,966 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

REIT	- Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$68,530,092
Gross unrealized depreciation	(5,595,013)

Net unrealized appreciation (depreciation)	$62,935,079

Cost for federal income tax purposes	$896,302,597

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	2,262,055	–	2,262,055	–
Capital Goods	1,807,011	–	1,807,011	–
Communications Services	12,631,425	–	12,631,425	–
Consumer Cyclical	4,554,751	–	4,554,751	–
Consumer Non-Cyclical	4,831,719	–	4,831,719	–
Energy	2,463,863	–	2,463,863	–
Financials	906,727	–	906,727	–
Technology	3,950,218	–	3,950,218	–
Transportation	1,896,577	–	1,896,577	–
Utilities	2,300,410	–	2,300,410	–

Long-Term Fixed Income
Asset-Backed Securities	7,573,410	–	7,573,410	–
Basic Materials	35,470,677	–	35,470,677	–
Capital Goods	17,957,544	–	17,957,544	–
Collateralized Mortgage Obligations	8,699,881	–	8,699,881	–
Commercial Mortgage-Backed
Securities	14,674,506	–	14,674,506	–
Communications Services	74,180,610	–	74,180,610	–
Consumer Cyclical	51,889,022	–	51,889,022	–
Consumer Non-Cyclical	64,980,149	–	64,980,149	–
Energy	86,984,451	–	86,984,451	–
Financials	257,936,342	–	256,114,121	1,822,221
Foreign Government	21,961,778	–	21,961,778	–
Mortgage-Backed Securities	48,459,458	–	48,459,458	–
Technology	16,209,943	–	16,209,943	–
Transportation	25,977,203	–	25,977,203	–
U.S. Government and Agencies	43,649,603	–	43,649,603	–
U.S. Municipals	1,773,408	–	1,773,408	–
Utilities	59,358,461	–	59,358,461	–

Preferred Stock
Financials	12,669,348	11,331,848	1,337,500	–
Collateral Held for Securities Loaned	10,496,675	10,496,675	–	–
Short-Term Investments	60,730,451	59,530,693	1,199,758	–

Total	$959,237,676	$81,359,216	$876,056,239	$1,822,221

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	1,372,648	1,372,648	–	–

Total Asset Derivatives	$1,372,648	$1,372,648	$–	$–

Liability Derivatives
Futures Contracts	1,476,001	1,476,001	–	–
Credit Default Swaps	175,263	–	175,263	–

Total Liability Derivatives	$1,651,264	$1,476,001	$175,263	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	155	June 2013	$34,173,129	$34,196,875	$23,746
5-Yr. U.S. Treasury Bond Futures	(335)	June 2013	(41,515,424)	(41,754,611)	(239,187)
10-Yr. U.S. Treasury Bond Futures	(735)	June 2013	(96,782,330)	(98,019,144)	(1,236,814)
30-Yr. U.S. Treasury Bond Futures	360	June 2013	52,066,098	53,415,000	1,348,902
Total Futures Contracts					($103,353)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; Bank of America	Buy	6/20/2018	$5,410,000	$156,090	($331,353)	($175,263)
Total Credit Default Swaps					($331,353)	($175,263)

1

As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for Income Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,372,648
Total Interest Rate Contracts		1,372,648

Total Asset Derivatives		$1,372,648

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,476,001
Total Interest Rate Contracts		1,476,001

Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	175,263
Total Credit Contracts		175,263

Total Liability Derivatives		$1,651,264

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,396,526)

Total Interest Rate Contracts		(1,396,526)

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(1,155,075)

Total Credit Contracts		(1,155,075)

Total		($2,551,601)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	206,844
Total Interest Rate Contracts		206,844

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	75,790
Total Credit Contracts		75,790

Total		$282,634

The following table presents Income Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Interest Rate Contracts	$228,465,886	25.8%	N/A	N/A
Credit Contracts	N/A	N/A	$5,918,451	0.7%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust-Collateral Investment	$7,306,530	$51,676,516	$48,486,371	10,496,675	$10,496,675	$7,819
Cash Management Trust-Short Term Investment	67,355,631	114,121,679	121,946,617	59,530,693	59,530,693	33,404
Total Value and Income Earned	74,662,161				70,027,368	41,223

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
$259,350	4.250%, 10/5/2019	$262,459
	Berry Plastics Group, Inc., Term Loan
260,000	3.500%, 2/4/2020	259,566

	Total	522,025

Communications Services (0.8%)
	Clear Channel Communications, Inc., Term Loan
260,000	3.848%, 1/29/2016	238,261
	McGraw-Hill Global Education Holdings, LLC, Term Loan
130,000	9.000%, 3/18/2019	130,000
	NEP Broadcasting, LLC, Term Loan
259,350	4.750%, 1/18/2020	263,889
	TNS, Inc., Term Loan
255,185	5.000%, 2/14/2020	257,418
	Univision Communications, Inc., Term Loan
260,000	4.750%, 2/22/2020	262,470
	Virgin Media Investment Holdings, Ltd., Term Loan
260,000	0.000%, 2/15/2020[b,c]	260,117
	WideOpenWest Finance, LLC, Term Loan
260,000	4.750%, 3/19/2019	263,331
	Yankee Cable Acquisition, LLC, Term Loan
260,000	5.250%, 2/13/2020	264,116
	Zayo Group, LLC, Term Loan
259,347	4.500%, 7/2/2019	262,075

	Total	2,201,677

Consumer Cyclical (0.2%)
	ROC Finance, LLC, Term Loan
260,000	0.000%, 3/27/2019[b,c]	262,273
	Seminole Indian Tribe of Florida, Term Loan
260,000	0.000%, 4/11/2020[b,c]	261,513

	Total	523,786

Consumer Non-Cyclical (0.2%)
	Albertsons, LLC, Term Loan
260,000	5.750%, 2/26/2016	262,785
	Del Monte Corporation, Term Loan
39,900	4.000%, 3/8/2018	40,186
	SuperValu, Inc., Term Loan
260,000	6.250%, 1/10/2019[b,c]	263,869

	Total	566,840

Energy (<0.1%)
	Offshore Group Investment, Ltd., Term Loan
130,000	0.000%, 3/22/2019[b,c]	131,707

	Total	131,707

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
260,000	0.000%, 4/26/2018[b,c]	258,895
	WaveDivision Holdings, LLC, Term Loan
259,350	4.000%, 8/31/2019	261,943

	Total	520,838

Technology (0.2%)
	First Data Corporation Extended, Term Loan
260,000	4.199%, 3/26/2018	258,996
	Freescale Semiconductor Inc., Term Loan
260,000	5.000%, 2/13/2020	263,575
	SunGard Data Systems, Inc., Term Loan
130,000	4.000%, 3/7/2020	131,503

	Total	654,074

Transportation (<0.1%)
	American Petroleum Tankers Parent, LLC, Term Loan
130,000	4.750%, 9/28/2019	130,975

	Total	130,975

Utilities (0.1%)
	Calpine Corporation, Term Loan
259,338	4.000%, 4/1/2018	262,559

	Total	262,559

	Total Bank Loans (cost $5,467,866)	5,514,481

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Asset-Backed Securities (4.2%)
	Countrywide Asset-Backed Certificates
675,000	5.859%, 10/25/2046	475,393
	Credit Based Asset Servicing and Securitization, LLC
701,973	4.165%, 12/25/2036	476,892
	First Horizon ABS Trust
1,296,657	0.330%, 10/25/2026[d,e]	1,112,793
1,245,543	0.360%, 10/25/2034[d,e]	959,953
	GMAC Mortgage Corporation Loan Trust
1,982,307	0.380%, 8/25/2035[d,e]	1,623,361
1,604,546	0.380%, 12/25/2036[d,e]	1,234,261
	Master Credit Card Trust
2,000,000	0.780%, 4/21/2017[f]	2,006,388
	Popular ABS Mortgage Pass- Through Trust
900,000	5.297%, 11/25/2035	779,225
	Renaissance Home Equity Loan Trust
1,427,544	5.608%, 5/25/2036	1,066,606
986,764	5.285%, 1/25/2037	604,057
	Wachovia Asset Securitization, Inc.
2,011,988	0.340%, 7/25/2037[d,e,g]	1,740,663

	Total	12,079,592

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Basic Materials (1.2%)
	Barrick Gold Corporation
$500,000	4.100%, 5/1/2023[f]	$501,018
	Dow Chemical Company
800,000	4.250%, 11/15/2020	888,328
	Freeport-McMoRan Copper & Gold, Inc.
600,000	3.100%, 3/15/2020[f]	603,755
500,000	3.550%, 3/1/2022	500,170
	Xstrata Finance Canada, Ltd.
400,000	1.800%, 10/23/2015[f]	404,937
550,000	2.450%, 10/25/2017[f]	559,413

	Total	3,457,621

Capital Goods (1.1%)
	Eaton Corporation
375,000	2.750%, 11/2/2022[f]	380,181
	John Deere Capital Corporation
300,000	1.700%, 1/15/2020	298,959
	Precision Castparts Corporation
500,000	1.250%, 1/15/2018	502,324
	Republic Services, Inc.
400,000	5.000%, 3/1/2020	464,440
	Roper Industries, Inc.
500,000	1.850%, 11/15/2017	507,025
	Textron, Inc.
500,000	7.250%, 10/1/2019	607,526
	United Technologies Corporation
400,000	0.787%, 6/1/2015[e]	403,953

	Total	3,164,408

Collateralized Mortgage Obligations (2.2%)
	Bear Stearns Mortgage Funding Trust
383,166	0.480%, 8/25/2036[e]	196,353
	Countrywide Alternative Loan Trust
1,096,414	6.000%, 1/25/2037	899,561
	GMAC Mortgage Corporation Loan Trust
632,277	5.346%, 9/19/2035	623,343
	HomeBanc Mortgage Trust
1,628,190	2.458%, 4/25/2037	1,161,873
	J.P. Morgan Alternative Loan Trust
2,033,713	2.748%, 3/25/2036	1,631,593
641,678	6.500%, 3/25/2036	583,735
	Master Asset Securitization Trust
633,299	0.700%, 6/25/2036[e]	423,258
	WaMu Mortgage Pass Through Certificates
304,101	2.673%, 8/25/2046	263,435
	Wells Fargo Mortgage Backed Securities Trust
464,319	6.000%, 7/25/2037	462,745

	Total	6,245,896

Commercial Mortgage-Backed Securities (5.9%)
	Bear Stearns Commercial Mortgage Securities, Inc.
406,626	5.613%, 6/11/2050	415,534
328,169	0.349%, 3/15/2022[e,f]	327,807
	Citigroup/Deutsche Bank Commercial Mortgage
1,250,000	5.322%, 12/11/2049	1,423,409
	Commercial Mortgage Pass- Through Certificates
4,000,000	0.329%, 12/15/2020[e,f]	3,833,020
	Credit Suisse Mortgage Capital Certificates
1,576,919	0.369%, 10/15/2021[e,f]	1,547,801
1,169,281	5.467%, 9/15/2039	1,313,180
	Government National Mortgage Association
1,164,818	3.214%, 1/16/2040	1,220,551
	GS Mortgage Securities Corporation II
3,000,000	1.260%, 3/6/2020[e,f]	3,004,527
	LB-UBS Commercial Mortgage Trust
673,997	5.866%, 9/15/2045	777,978
	Morgan Stanley Capital I
1,000,000	3.224%, 7/15/2049	1,071,285
	Wachovia Bank Commercial Mortgage Trust
1,986,695	5.765%, 7/15/2045	2,195,203

	Total	17,130,295

Communications Services (2.9%)
	American Tower Corporation
1,000,000	5.050%, 9/1/2020	1,128,654
	AT&T, Inc.
600,000	1.400%, 12/1/2017	602,710
	British Sky Broadcasting Group plc
300,000	3.125%, 11/26/2022[f]	303,718
	CBS Corporation
800,000	8.875%, 5/15/2019	1,070,266
	Cox Communications, Inc.
350,000	3.250%, 12/15/2022[f]	362,441
750,000	8.375%, 3/1/2039[f]	1,144,131
	Crown Castle Towers, LLC
800,000	4.883%, 8/15/2020[f]	923,306
	Discovery Communications, LLC
400,000	4.950%, 5/15/2042	436,417
	NBC Universal Enterprise, Inc.
500,000	1.662%, 4/15/2018[f]	506,047
	Qwest Communications International, Inc.
450,000	7.125%, 4/1/2018	468,225
	SBA Tower Trust
800,000	5.101%, 4/17/2017[f]	893,774
	Time Warner Cable, Inc.
450,000	4.500%, 9/15/2042	428,021
	Vodafone Group plc
125,000	0.900%, 2/19/2016	125,075

	Total	8,392,785

Consumer Cyclical (1.6%)
	California Institute of Technology
750,000	4.700%, 11/1/2111	800,251
	Dartmouth College
575,000	3.760%, 6/1/2043	575,812

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Consumer Cyclical (1.6%) - continued
	Ford Motor Credit Company, LLC
$500,000	3.984%, 6/15/2016	$531,723
400,000	5.000%, 5/15/2018	446,054
	Home Depot, Inc.
425,000	2.700%, 4/1/2023	432,809
	Macy’s Retail Holdings, Inc.
800,000	7.450%, 7/15/2017	986,479
	President and Fellows of Harvard College
850,000	3.619%, 10/1/2037[c]	850,927

	Total	4,624,055

Consumer Non-Cyclical (3.1%)
	AbbVie, Inc.
700,000	1.750%, 11/6/2017[f]	710,422
	Anheuser-Busch InBev Worldwide, Inc.
700,000	1.375%, 7/15/2017	709,379
	Celgene Corporation
1,000,000	3.950%, 10/15/2020	1,099,780
	Coca-Cola Enterprises, Inc.
500,000	3.250%, 8/19/2021	522,898
	Colgate-Palmolive Company
500,000	2.625%, 5/1/2017	533,196
	CVS Caremark Corporation
500,000	6.125%, 9/15/2039	635,428
	Express Scripts Holding Company
400,000	3.900%, 2/15/2022	436,480
	HCA, Inc.
800,000	6.500%, 2/15/2020	924,000
	Heineken NV
200,000	1.400%, 10/1/2017[f]	200,529
400,000	2.750%, 4/1/2023[f]	399,822
	Koninklijke Philips Electronics NV
600,000	3.750%, 3/15/2022	650,268
	Mylan, Inc.
400,000	7.875%, 7/15/2020[f]	467,552
450,000	3.125%, 1/15/2023[f]	448,115
	SABMiller Holdings, Inc.
800,000	3.750%, 1/15/2022[f]	874,785
	Zoetis, Inc.
300,000	3.250%, 2/1/2023[f]	308,029

	Total	8,920,683

Energy (2.0%)
	BP Capital Markets plc
1,000,000	4.500%, 10/1/2020	1,159,070
	EOG Resources, Inc.
425,000	2.625%, 3/15/2023	427,573
	International Petroleum Investment Company, Ltd.
1,000,000	5.000%, 11/15/2020[f]	1,142,500
	Marathon Oil Corporation
400,000	0.900%, 11/1/2015	400,877
	Rowan Companies, Inc.
1,025,000	4.875%, 6/1/2022	1,130,024
	Valero Energy Corporation
800,000	6.125%, 2/1/2020	979,204
	Weatherford International, Ltd.
500,000	6.000%, 3/15/2018	571,618

	Total	5,810,866

Financials (12.5%)
	American Express Bank FSB
500,000	6.000%, 9/13/2017	597,949
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
300,000	4.125%, 11/9/2022[f]	302,250
	Bank of America Corporation
400,000	5.650%, 5/1/2018	464,358
400,000	5.875%, 2/7/2042	500,139
	Bank of New York Mellon Corporation
450,000	1.138%, 11/24/2014[e]	454,803
450,000	1.700%, 11/24/2014	458,269
	Barclays Bank plc
550,000	5.140%, 10/14/2020	592,779
	Bear Stearns Companies, LLC
800,000	6.400%, 10/2/2017	959,675
	Berkshire Hathaway Finance Corporation
400,000	1.600%, 5/15/2017	409,176
	Boston Properties, LP
800,000	4.125%, 5/15/2021	886,399
	Camden Property Trust
225,000	2.950%, 12/15/2022	224,714
	Citigroup, Inc.
409,000	1.214%, 4/1/2014[e]	411,061
425,000	4.050%, 7/30/2022	441,772
	CNA Financial Corporation
800,000	6.500%, 8/15/2016	920,488
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
500,000	4.750%, 1/15/2020[f]	576,590
500,000	11.000%, 12/29/2049[f,h]	671,250
	Discover Bank
500,000	7.000%, 4/15/2020	624,794
	Duke Realty, LP
475,000	3.875%, 10/15/2022	494,803
	Eksportfinans ASA
500,000	2.375%, 5/25/2016	480,000
	Essex Portfolio, LP
600,000	3.250%, 5/1/2023	603,746
	Fifth Third Bancorp
650,000	5.450%, 1/15/2017	732,596
	General Electric Capital Corporation
800,000	3.800%, 6/18/2019[f]	866,844
300,000	6.750%, 3/15/2032	392,372
	Goldman Sachs Group, Inc.
750,000	2.375%, 1/22/2018	764,363
	Goldman Sachs Group, Inc., Convertible
10,199	1.000%, 7/10/2013[f,i]	338,362
	HCP, Inc.
800,000	5.375%, 2/1/2021	948,922
	Health Care REIT, Inc.
800,000	6.125%, 4/15/2020	968,891
	HSBC Holdings plc
575,000	6.500%, 5/2/2036	724,088
	ING Bank NV
250,000	5.000%, 6/9/2021[f]	286,195
650,000	2.625%, 12/5/2022[f]	656,825
	ING Capital Funding Trust III
200,000	3.884%, 12/29/2049[e,h]	194,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Financials (12.5%) - continued
	International Lease Finance Corporation
$300,000	8.625%, 9/15/2015	$342,000
	J.P. Morgan Chase & Company
725,000	2.000%, 8/15/2017	743,994
400,000	1.176%, 1/25/2018[e]	402,789
	Kilroy Realty, LP
400,000	3.800%, 1/15/2023	413,654
	Liberty Mutual Group, Inc.
200,000	4.950%, 5/1/2022[f]	222,620
	Liberty Property, LP
630,000	5.500%, 12/15/2016	712,245
	Lloyds TSB Bank plc
600,000	6.500%, 9/14/2020[f]	685,575
	Macquarie Bank, Ltd.
500,000	5.000%, 2/22/2017[f]	557,409
	Metropolitan Life Global Funding I
750,000	3.650%, 6/14/2018[f]	826,051
	Morgan Stanley
800,000	7.300%, 5/13/2019	1,002,024
	National Australia Bank, Ltd.
300,000	2.000%, 6/20/2017[f]	312,480
	Principal Financial Group, Inc.
800,000	8.875%, 5/15/2019	1,092,674
	Prudential Financial, Inc.
725,000	6.100%, 6/15/2017	851,992
	Rabobank Capital Funding Trust II
405,000	5.260%, 12/29/2049[f,h]	409,252
	Reinsurance Group of America, Inc.
950,000	5.625%, 3/15/2017	1,076,440
	Royal Bank of Canada
850,000	0.976%, 10/30/2014[e]	857,329
	Royal Bank of Scotland Group plc
225,000	6.125%, 12/15/2022	242,075
	Simon Property Group, LP
800,000	4.375%, 3/1/2021	910,592
	Skandinaviska Enskilda Banken AB
500,000	1.750%, 3/19/2018[f]	504,725
	SLM Corporation
150,000	4.625%, 9/25/2017	156,019
	Standard Chartered plc
400,000	3.950%, 1/11/2023[f]	408,660
	Svenska Handelsbanken AB
500,000	1.625%, 3/21/2018	506,048
	Swedbank Hypotek AB
200,000	1.375%, 3/28/2018[f]	201,240
	Swiss RE Capital I, LP
850,000	6.854%, 5/29/2049[f,h]	909,500
	Travelers Companies, Inc.
350,000	6.250%, 6/15/2037	480,368
	UBS AG/London
900,000	1.875%, 1/23/2015[f]	920,520
	UnionBanCal Corporation
575,000	3.500%, 6/18/2022	606,015
	WEA Finance, LLC
600,000	6.750%, 9/2/2019[f]	745,322
	Wells Fargo & Company
300,000	3.450%, 2/13/2023	306,118
	Willis North America, Inc.
570,000	6.200%, 3/28/2017	652,098

	Total	36,006,301

Foreign Government (2.2%)
	Bank Nederlandse Gemeenten NV
900,000	4.375%, 2/16/2021[f]	1,061,820
	Chile Government International Bond
800,000	3.875%, 8/5/2020	898,000
	Costa Rica Government International Bond
250,000	4.375%, 4/30/2025[f]	251,750
	Inter-American Development Bank
400,000	0.239%, 2/11/2016[e]	400,009
	Kommuninvest I Sverige AB
275,000	1.000%, 10/24/2017[f]	276,375
	Mexico Government International Bond
450,000	6.050%, 1/11/2040	591,750
	Province of Manitoba
750,000	1.300%, 4/3/2017	766,425
	Province of New Brunswick
475,000	2.750%, 6/15/2018	513,197
	Province of Ontario
750,000	0.346%, 8/13/2015[e]	749,662
	Sweden Government International Bond
750,000	0.375%, 3/29/2016[f]	749,850

	Total	6,258,838

Mortgage-Backed Securities (25.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,175,000	2.500%, 5/1/2028[c]	7,490,027
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,750,000	3.000%, 5/1/2043[c]	7,031,602
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
9,650,000	2.500%, 5/1/2028[c]	10,090,281
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
9,362,500	3.000%, 5/1/2043[c]	9,792,590
17,425,000	3.500%, 5/1/2043[c]	18,565,794
18,887,500	4.000%, 5/1/2043[c]	20,215,527

	Total	73,185,821

Technology (0.8%)
	Affiliated Computer Services, Inc.
800,000	5.200%, 6/1/2015	856,726
	Apple, Inc.
650,000	2.400%, 5/3/2023	649,136
500,000	3.850%, 5/4/2043[j]	497,090
	Motorola Solutions, Inc.
425,000	3.500%, 3/1/2023	432,965

	Total	2,435,917

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Transportation (1.8%)
	Air Canada
$500,000	4.125%, 5/15/2025[c,f]	$505,000
	Burlington Northern Santa Fe, LLC
400,000	3.050%, 9/1/2022	413,651
	Canadian Pacific Railway Company
550,000	7.125%, 10/15/2031	743,767
	Continental Airlines, Inc.
625,000	4.150%, 4/11/2024	661,719
	CSX Corporation
800,000	3.700%, 10/30/2020	879,852
	Delta Air Lines, Inc.
434,666	4.950%, 5/23/2019	474,872
250,000	4.750%, 5/7/2020	273,125
	ERAC USA Finance, LLC
800,000	5.250%, 10/1/2020[f]	938,224
	US Airways Pass Through Trust
400,000	3.950%, 11/15/2025	402,520

	Total	5,292,730

U.S. Government and Agencies (29.0%)
	Federal Home Loan Banks
2,750,000	0.250%, 1/16/2015	2,751,408
650,000	0.500%, 11/20/2015	652,731
	Federal Home Loan Mortgage Corporation
5,000,000	0.150%, 6/17/2013[e,k]	4,996,636
1,000,000	1.250%, 8/1/2019	1,005,657
875,000	1.250%, 10/2/2019	878,775
	U.S. Treasury Bonds
1,500,000	4.500%, 5/15/2038	1,984,218
100,000	3.500%, 2/15/2039	113,281
6,435,000	3.000%, 5/15/2042	6,588,835
	U.S. Treasury Bonds, TIPS
1,027,180	0.750%, 2/15/2042	1,114,490
	U.S. Treasury Notes
2,750,000	0.375%, 2/15/2016	2,756,017
3,750,000	1.000%, 10/31/2016	3,828,221
3,675,000	0.625%, 5/31/2017	3,693,088
7,850,000	0.875%, 1/31/2018	7,939,537
26,700,000	1.375%, 1/31/2020	27,267,375
425,000	1.625%, 8/15/2022	426,229
	U.S. Treasury Notes, TIPS
753,059	0.125%, 4/15/2018	811,775
3,819,708	1.125%, 1/15/2021	4,487,561
6,255,483	0.125%, 1/15/2022	6,806,754
5,027,745	0.125%, 1/15/2023	5,424,078

	Total	83,526,666

Utilities (3.7%)
	Cleveland Electric Illuminating Company
825,000	5.700%, 4/1/2017	935,012
	DCP Midstream Operating, LP
375,000	3.875%, 3/15/2023	384,271
	Duke Energy Carolinas, LLC
350,000	4.000%, 9/30/2042	357,195
	Electricite de France SA
400,000	5.250%, 1/29/2049[f,h]	402,348
	Energy Transfer Partners, LP
1,000,000	4.650%, 6/1/2021	1,108,103
	ITC Holdings Corporation
500,000	6.050%, 1/31/2018[f]	584,292
	Kansas City Power & Light Company
375,000	3.150%, 3/15/2023	386,075
	Kinder Morgan Energy Partners, LP
400,000	5.300%, 9/15/2020	475,657
	MidAmerican Energy Holdings Company
775,000	6.500%, 9/15/2037	1,044,920
	National Rural Utilities Cooperative Finance Corporation
280,000	4.750%, 4/30/2043	285,600
	NiSource Finance Corporation
400,000	6.125%, 3/1/2022	486,762
400,000	3.850%, 2/15/2023	421,382
	ONEOK Partners, LP
450,000	8.625%, 3/1/2019	599,221
	Pennsylvania Electric Company
800,000	5.200%, 4/1/2020	921,221
	Sempra Energy
400,000	2.300%, 4/1/2017	417,104
	Union Electric Company
1,150,000	6.400%, 6/15/2017	1,391,125
	Williams Partners, LP
450,000	3.350%, 8/15/2022	455,189

	Total	10,655,477

	Total Long-Term Fixed Income (cost $278,113,171)	287,187,951

Shares	Mutual Funds (4.4%)	Value
Fixed Income Mutual Funds (4.4%)
2,464,756	Thrivent High Yield Fund	12,767,436

	Total	12,767,436

	Total Mutual Funds (cost $9,176,474)	12,767,436

Shares	Preferred Stock (0.4%)	Value
Financials (0.4%)
10,000	Discover Financial Services, 6.500%[h]	265,400
16,000	HSBC Holdings plc, 8.000%[h]	461,280
4,400	The Allstate Corporation, 5.100%	117,040
5,600	The Goldman Sachs Group, Inc., 5.500%[h,l]	143,976

	Total	987,696

	Total Preferred Stock (cost $899,600)	987,696

Shares or Principal Amount	Short-Term Investments (20.0%)	Value
	Federal Home Loan Bank Discount Notes
200,000	0.138%, 6/7/2013[m,n]	199,972

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (20.0%)	Value
57,506,657	Thrivent Cash Management Trust 0.090%	$57,506,657
	Total Short-Term Investments (at amortized cost)	57,706,629

	Total Investments (cost $351,363,740) 126.3%	$364,164,193

	Other Assets and Liabilities, Net (26.3%)	(75,791,625)

	Total Net Assets 100.0%	$288,372,568

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2013.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2013, the value of these investments was $37,025,347 or 12.8% of total net assets.

g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Core Bond Fund owned as of April 30, 2013.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$2,011,988

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
j	Security is fair valued.
k	At April 30, 2013, $249,832 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At April 30, 2013, $199,972 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,401,003
Gross unrealized depreciation	(3,724,794)

Net unrealized appreciation (depreciation)	$12,676,209

Cost for federal income tax purposes	$351,487,984

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Core Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Capital Goods	522,025	–	522,025	–
Communications Services	2,201,677	–	2,201,677	–
Consumer Cyclical	523,786	–	523,786	–
Consumer Non-Cyclical	566,840	–	566,840	–
Energy	131,707	–	131,707	–
Financials	520,838	–	520,838	–
Technology	654,074	–	654,074	–
Transportation	130,975	–	130,975	–
Utilities	262,559	–	262,559	–
Long-Term Fixed Income
Asset-Backed Securities	12,079,592	–	12,079,592	–
Basic Materials	3,457,621	–	3,457,621	–
Capital Goods	3,164,408	–	3,164,408	–
Collateralized Mortgage Obligations	6,245,896	–	6,245,896	–
Commercial Mortgage-Backed
Securities	17,130,295	–	17,130,295	–
Communications Services	8,392,785	–	8,392,785	–
Consumer Cyclical	4,624,055	–	4,624,055	–
Consumer Non-Cyclical	8,920,683	–	8,920,683	–
Energy	5,810,866	–	5,810,866	–
Financials	36,006,301	–	35,667,939	338,362
Foreign Government	6,258,838	–	6,258,838	–
Mortgage-Backed Securities	73,185,821	–	73,185,821	–
Technology	2,435,917	–	2,435,917	–
Transportation	5,292,730	–	5,292,730	–
U.S. Government and Agencies	83,526,666	–	83,526,666	–
Utilities	10,655,477	–	10,655,477	–
Mutual Funds
Fixed Income Mutual Funds	12,767,436	12,767,436	–	–
Preferred Stock
Financials	987,696	987,696	–	–
Short-Term Investments	57,706,629	57,506,657	199,972	–

Total	$364,164,193	$71,261,789	$292,564,042	$338,362

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	299,756	299,756	–	–

Total Asset Derivatives	$299,756	$299,756	$–	$–

Liability Derivatives
Futures Contracts	497,559	497,559	–	–
Credit Default Swaps	300,753	–	300,753	–

Total Liability Derivatives	$798,312	$497,559	$300,753	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(50)	June 2013	($11,020,160)	($11,031,250)	($11,090)
5-Yr. U.S. Treasury Bond Futures	(45)	June 2013	(5,576,699)	(5,608,828)	(32,129)
10-Yr. U.S. Treasury Bond Futures	(270)	June 2013	(35,552,693)	(36,007,033)	(454,340)
30-Yr. U.S. Treasury Bond Futures	80	June 2013	11,570,244	11,870,000	299,756
Total Futures Contracts					($197,803)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; Bank of America	Buy	6/20/2018	$6,000,000	$173,112	($367,489)	($194,377)
CDX IG, Series 20, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	6/20/2018	12,000,000	41,231	(147,607)	(106,376)
Total Credit Default Swaps					($515,096)	($300,753)

1

As the buyer of protection, Core Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Core Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Core Bond Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for Core Bond Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	299,756
Total Interest Rate Contracts		299,756

Total Asset Derivatives		$299,756

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	497,559
Total Interest Rate Contracts		497,559

Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	300,753
Total Credit Contracts		300,753

Total Liability Derivatives		$798,312

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Core Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(267,249)

Total Interest Rate Contracts		(267,249)

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(922,762)
Total Credit Contracts		(922,762)

Total		($1,190,011)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for Core Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(185,084)
Total Interest Rate Contracts		(185,084)

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	7,886
Total Credit Contracts		7,886

Total		($177,198)

The following table presents Core Bond Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Interest Rate Contracts	$66,982,326	23.3%	N/A	N/A
Credit Contracts	N/A	N/A	$11,449,044	4.0%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Core Bond Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
High Yield	$13,256,528	$–	$920,000	2,464,756	$12,767,436	$405,183
Cash Management Trust- Collateral Investment	–	509,600	509,600	–	–	15
Cash Management Trust- Short Term Investment	43,110,519	53,759,392	39,363,254	57,506,657	57,506,657	24,139
Total Value and Income Earned	56,367,047				70,274,093	429,337

The accompanying Notes to Financial Statements are an integral part of this schedule.

Government Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (97.7%)	Value
Asset-Backed Securities (1.2%)
	Education Loan Asset-Backed Trust I
$376,503	0.650%, 6/25/2022[a]	$377,405
	Northstar Education Finance, Inc.
938,281	0.900%, 12/26/2031[a,b]	942,572

	Total	1,319,977

Collateralized Mortgage Obligations (1.6%)
	Federal National Mortgage Association
1,000,000	1.083%, 2/25/2016	1,012,118
	NCUA Guaranteed Notes
623,941	0.650%, 10/7/2020[a]	627,158

	Total	1,639,276

Commercial Mortgage-Backed Securities (2.4%)
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
498,172	0.727%, 12/25/2016	498,591
	Federal National Mortgage Association
1,000,000	0.953%, 11/25/2015	1,010,066
	Government National Mortgage Association
524,034	2.164%, 3/16/2033	531,598
465,927	3.214%, 1/16/2040	488,220

	Total	2,528,475

Financials (5.8%)
	Achmea Hypotheekbank NV
608,000	3.200%, 11/3/2014[b]	635,056
	Bank of Montreal
750,000	2.625%, 1/25/2016[b]	791,625
	Canadian Imperial Bank of Commerce
1,000,000	2.600%, 7/2/2015[b]	1,045,500
	National Bank of Canada
500,000	2.200%, 10/19/2016[b]	525,400
	Private Export Funding Corporation
1,000,000	1.375%, 2/15/2017	1,029,387
1,000,000	2.050%, 11/15/2022	1,008,212
	SpareBank 1 Boligkreditt AS
500,000	1.250%, 5/2/2018[b,c]	498,601
	Toronto-Dominion Bank
500,000	2.200%, 7/29/2015[b]	519,100

	Total	6,052,881

Foreign Government (4.1%)
	Bank Nederlandse Gemeenten NV
280,000	4.375%, 2/16/2021[b]	330,344
	Denmark Government International Bond
1,000,000	0.375%, 4/25/2016[b]	999,937
	Export Development Canada
1,000,000	0.750%, 12/15/2017	1,000,095
	Inter-American Development Bank
1,000,000	0.875%, 3/15/2018	1,002,222
	International Finance Corporation
500,000	0.500%, 5/16/2016	500,631
	Kommunalbanken AS
500,000	2.750%, 5/5/2015[b]	523,200

	Total	4,356,429

Mortgage-Backed Securities (6.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,350,000	2.500%, 5/1/2028[c]	1,409,273
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
600,000	3.000%, 5/1/2043[c]	625,031
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
516,741	2.250%, 6/25/2025	533,411
525,000	2.500%, 5/1/2028[c]	548,953
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
600,000	3.000%, 5/1/2043[c]	627,563
1,400,000	3.500%, 5/1/2043[c]	1,491,656
1,125,000	4.000%, 5/1/2043[c]	1,204,102

	Total	6,439,989

U.S. Government and Agencies (75.4%)
	FDIC Structured Sale Guaranteed Notes
400,000	Zero Coupon, 1/7/2014[b]	398,950
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,041,829
1,000,000	2.000%, 7/27/2016	1,046,548
	Federal Farm Credit Banks
500,000	2.210%, 8/1/2024	510,611
	Federal Home Loan Banks
175,000	0.375%, 1/29/2014	175,306
1,000,000	0.500%, 11/20/2015	1,004,201
	Federal Home Loan Mortgage Corporation
660,000	1.750%, 9/10/2015	682,028
1,000,000	1.250%, 8/1/2019	1,005,657
1,000,000	1.250%, 10/2/2019	1,004,314
6,000,000	1.375%, 5/1/2020	6,017,592
3,000,000	2.375%, 1/13/2022	3,154,389
	Federal National Mortgage Association
1,450,000	0.500%, 5/27/2015	1,456,238
5,000,000	0.375%, 12/21/2015	5,000,475
500,000	1.375%, 11/15/2016	515,765
5,950,000	0.875%, 5/21/2018	5,953,344
1,250,000	6.250%, 5/15/2029	1,807,179
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,566,755
	U.S. Treasury Bonds
2,125,000	7.625%, 2/15/2025	3,425,899
850,000	6.500%, 11/15/2026	1,293,195
1,300,000	3.000%, 5/15/2042	1,331,078

The accompanying Notes to Financial Statements are an integral part of this schedule.

Government Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (97.7%)	Value
U.S. Government and Agencies (75.4%) - continued
	U.S. Treasury Bonds, TIPS
$338,618	2.375%, 1/15/2025	$455,521
349,004	2.125%, 2/15/2040	507,665
513,590	0.750%, 2/15/2042	557,245
	U.S. Treasury Notes
2,000,000	0.250%, 11/30/2014	2,001,796
1,000,000	0.250%, 3/31/2015	1,000,781
3,200,000	0.375%, 2/15/2016	3,207,002
425,000	2.625%, 2/29/2016	452,957
1,050,000	1.000%, 10/31/2016	1,071,902
2,500,000	0.875%, 2/28/2017	2,539,452
3,500,000	3.250%, 3/31/2017	3,878,710
8,250,000	0.625%, 5/31/2017	8,290,607
50,000	0.750%, 6/30/2017	50,469
4,000,000	0.750%, 2/28/2018	4,020,936
500,000	2.375%, 6/30/2018	542,500
3,770,000	1.375%, 1/31/2020	3,850,113
3,330,000	1.625%, 8/15/2022	3,339,627
	U.S. Treasury Notes, TIPS
897,303	0.125%, 1/15/2022	976,379
3,765,781	0.125%, 1/15/2023	4,062,634

	Total	79,197,649

Utilities (1.1%)
	John Sevier Combined Cycle Generation, LLC
987,086	4.626%, 1/15/2042	1,126,692
	Total	1,126,692

	Total Long-Term Fixed Income (cost $99,347,070)	102,661,368

Shares or Principal Amount	Short-Term Investments (8.0%)	Value
8,350,966	Thrivent Cash Management Trust 0.090%	8,350,966

	Total Short-Term Investments (at amortized cost)	8,350,966

	Total Investments (cost $107,698,036) 105.7%	$111,012,334

	Other Assets and Liabilities, Net (5.7%)	(5,973,855)

	Total Net Assets 100.0%	$105,038,479

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2013.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2013, the value of these investments was $7,210,285 or 6.9% of total net assets.

c	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

TIPS  -  Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,314,298
Gross unrealized depreciation	–

Net unrealized appreciation (depreciation)	$3,314,298

Cost for federal income tax purposes	$107,698,036

The accompanying Notes to Financial Statements are an integral part of this schedule.

Government Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,319,977	–	1,319,977	–
Collateralized Mortgage Obligations	1,639,276	–	1,639,276	–
Commercial Mortgage-Backed Securities	2,528,475	–	2,528,475	–
Financials	6,052,881	–	6,052,881	–
Foreign Government	4,356,429	–	4,356,429	–
Mortgage-Backed Securities	6,439,989	–	6,439,989	–
U.S. Government and Agencies	79,197,649	–	79,197,649	–
Utilities	1,126,692	–	1,126,692	–
Short-Term Investments	8,350,966	8,350,966	–	–

Total	$111,012,334	$8,350,966	$102,661,368	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
Cash Management Trust- Collateral Investment	$–	$28,909,280	$28,909,280	–	$–	$5,463
Cash Management Trust- Short Term Investment	4,848,944	33,011,329	29,509,307	8,350,966	8,350,966	3,604
Total Value and Income Earned	4,848,944				8,350,966	9,067

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
$708,225	4.250%, 10/5/2019	$716,717
	Berry Plastics Group, Inc., Term Loan
710,000	3.500%, 2/4/2020	708,814

	Total	1,425,531

Communications Services (0.6%)
	Clear Channel Communications, Inc., Term Loan
710,000	3.854%, 1/29/2016	650,637
	McGraw-Hill Global Education Holdings, LLC, Term Loan
360,000	9.000%, 3/18/2019	360,000
	NEP Broadcasting, LLC, Term Loan
708,225	4.750%, 1/18/2020	720,619
	TNS, Inc., Term Loan
696,852	5.000%, 2/14/2020	702,949
	Univision Communications, Inc., Term Loan
710,000	4.750%, 2/22/2020	716,745
	Virgin Media Investment Holdings, Ltd., Term Loan
710,000	0.000%, 2/15/2020[b,c]	710,320
	WideOpenWest Finance, LLC, Term Loan
710,000	4.750%, 3/19/2019	719,095
	Yankee Cable Acquisition, LLC, Term Loan
710,000	5.250%, 2/13/2020	721,239
	Zayo Group, LLC, Term Loan
708,216	4.500%, 7/2/2019	715,667

	Total	6,017,271

Consumer Cyclical (0.2%)
	MGM Resorts International, Term Loan
508,725	4.250%, 12/13/2019	515,827
	ROC Finance, LLC, Term Loan
710,000	0.000%, 3/27/2019[b,c]	716,205
	Seminole Indian Tribe of Florida, Term Loan
710,000	0.000%, 4/11/2020[b,c]	714,132

	Total	1,946,164

Consumer Non-Cyclical (0.2%)
	Albertsons, LLC, Term Loan
720,000	5.750%, 2/26/2016	727,711
	Del Monte Corporation, Term Loan
114,713	4.000%, 3/8/2018	115,536
	SuperValu, Inc., Term Loan
710,000	6.250%, 1/10/2019[b,c]	720,565

	Total	1,563,812

Energy (<0.1%)
	Offshore Group Investment, Ltd., Term Loan
355,000	0.000%, 3/22/2019[b,c]	359,661

	Total	359,661

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
710,000	0.000%, 4/26/2018[b,c]	706,983
	WaveDivision Holdings, LLC, Term Loan
708,225	4.000%, 8/31/2019	715,307

	Total	1,422,290

Technology (0.2%)
	First Data Corporation Extended, Term Loan
710,000	4.199%, 3/26/2018	707,259
	Freescale Semiconductor Inc., Term Loan
710,000	5.000%, 2/13/2020	719,763
	SunGard Data Systems, Inc., Term Loan
350,000	4.000%, 3/7/2020	354,046

	Total	1,781,068

Transportation (<0.1%)
	American Petroleum Tankers Parent, LLC, Term Loan
355,000	4.750%, 9/28/2019	357,662

	Total	357,662

Utilities (0.1%)
	Calpine Corporation, Term Loan
708,193	4.000%, 4/1/2018	716,989

	Total	716,989

	Total Bank Loans (cost $15,461,235)	15,590,448

Principal Amount	Long-Term Fixed Income (96.9%)	Value
Asset-Backed Securities (13.3%)
	Avis Budget Rental Car Funding AESOP, LLC
6,000,000	2.370%, 11/20/2014[d]	6,134,232
	Citibank Omni Master Trust
4,000,000	4.900%, 11/15/2018[d]	4,264,084
	Countrywide Home Loans, Inc.
743,762	6.085%, 6/25/2021[e]	657,818
	Credit Based Asset Servicing and Securitization, LLC
737,072	4.165%, 12/25/2036	500,736
	Edlinc Student Loan Funding Trust
2,645,575	3.262%, 10/1/2025[f,g]	2,670,378
	Education Loan Asset-Backed Trust I
5,271,042	0.650%, 6/25/2022[g]	5,283,677
	Enterprise Fleet Financing, LLC
1,935,115	1.430%, 10/20/2016[d]	1,939,055
2,000,000	0.720%, 4/20/2018[d]	2,001,690
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[f,h]	1
	First Horizon ABS Trust
329,953	0.330%, 9/25/2029[e,g]	285,772

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value
Asset-Backed Securities (13.3%) - continued
	Ford Credit Floor Plan Master Owner Trust
$5,000,000	1.500%, 9/15/2015	$5,020,510
	Fosse Master Issuer plc
2,811,932	1.677%, 10/18/2054[d,g]	2,843,597
	FRS, LLC
3,800,000	1.800%, 4/15/2043[d]	3,816,165
	GE Dealer Floorplan Master Note Trust
4,000,000	0.639%, 10/20/2017[g]	4,007,968
5,500,000	0.599%, 4/20/2018[g]	5,500,000
	GMAC Mortgage Corporation Loan Trust
594,692	0.380%, 8/25/2035[e,g]	487,008
762,376	5.750%, 10/25/2036[e]	727,625
1,203,409	0.380%, 12/25/2036[e,g]	925,696
	Golden Credit Card Trust
4,800,000	0.449%, 2/15/2018[d,g]	4,800,000
	Great America Leasing Receivables
2,000,000	0.780%, 6/15/2016[d]	2,004,190
	Hyundai Auto Lease Securitization Trust
2,984,213	1.020%, 8/15/2014[d]	2,988,015
	J.P. Morgan Mortgage Trust
1,128,681	2.850%, 2/25/2036	1,007,445
	Master Credit Card Trust
7,000,000	0.780%, 4/21/2017[d]	7,022,358
	Montana Higher Education Student Assistance Corporation
1,847,707	0.799%, 9/20/2022[g]	1,853,259
	Mortgage Equity Conversion Asset Trust
2,447,343	0.610%, 1/25/2042[f,g]	1,957,874
2,387,926	0.620%, 2/25/2042[f,g]	1,910,341
	Nationstar Agency Advance Funding Trust
2,800,000	0.997%, 2/15/2045[d]	2,808,064
	Nissan Master Owner Trust Receivables
6,000,000	0.499%, 2/15/2018[g]	6,000,000
	Northstar Education Finance, Inc.
3,753,123	0.900%, 12/26/2031[d,g]	3,770,286
	Renaissance Home Equity Loan Trust
1,555,906	5.608%, 5/25/2036	1,162,514
740,073	5.285%, 1/25/2037	453,043
	Santander Drive Auto Receivables Trust
4,000,000	0.700%, 9/15/2017	4,003,332
	SLM Student Loan Trust
4,474,738	0.346%, 4/27/2020[g]	4,472,026
2,081,900	1.299%, 1/18/2022[d,g]	2,098,072
4,311,688	0.346%, 4/25/2022[g]	4,308,221
2,200,000	0.803%, 8/15/2022[d,g]	2,199,996
1,562,969	0.356%, 4/25/2023[g]	1,562,410
3,412,633	0.949%, 10/16/2023[d,g]	3,428,471
1,926,545	0.600%, 3/25/2025[g]	1,932,009
5,261,276	0.720%, 3/25/2026[g]	5,284,868
1,800,000	1.253%, 5/17/2027[d,g]	1,799,996
	Wachovia Asset Securitization, Inc.
754,496	0.340%, 7/25/2037[e,f,g]	652,749
	Wachovia Student Loan Trust
2,188,369	0.386%, 7/27/2020[g]	2,183,529
	World Omni Auto Receivables Trust
1,250,000	1.330%, 1/15/2018	1,269,224
	World Omni Master Owner Trust
3,600,000	0.549%, 2/15/2018[d,g]	3,600,000

	Total	123,598,304

Basic Materials (1.1%)
	Barrick Gold Corporation
500,000	4.100%, 5/1/2023[d]	501,018
	BHP Billiton Finance USA, Ltd.
3,000,000	0.560%, 2/18/2014[g]	3,006,324
	Dow Chemical Company
1,500,000	2.500%, 2/15/2016	1,561,683
	Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375%, 3/15/2018[d]	1,007,188
1,050,000	3.100%, 3/15/2020[d]	1,056,571
	Xstrata Finance Canada, Ltd.
1,250,000	1.800%, 10/23/2015[d]	1,265,430
1,950,000	2.450%, 10/25/2017[d]	1,983,372

	Total	10,381,586

Capital Goods (1.4%)
	Caterpillar Financial Services Corporation
1,000,000	1.625%, 6/1/2017[i]	1,021,359
	Danaher Corporation
1,000,000	0.532%, 6/21/2013[g]	1,000,000
	Eaton Corporation
2,000,000	1.500%, 11/2/2017[d]	2,012,350
	John Deere Capital Corporation
3,000,000	0.380%, 10/8/2014[g]	3,002,946
	Precision Castparts Corporation
1,600,000	1.250%, 1/15/2018	1,607,437
	Roper Industries, Inc.
1,600,000	1.850%, 11/15/2017	1,622,478
	Textron, Inc.
1,300,000	6.200%, 3/15/2015	1,412,255
	United Technologies Corporation
1,000,000	0.787%, 6/1/2015[g]	1,009,883

	Total	12,688,708

Collateralized Mortgage Obligations (4.1%)
	American Home Mortgage Assets Trust
1,406,355	1.097%, 11/25/2046[g]	826,826
	Bear Stearns Adjustable Rate Mortgage Trust
745,143	2.470%, 10/25/2035[g]	723,324
	Countrywide Alternative Loan Trust
592,059	5.500%, 11/25/2035	600,895
473,538	5.500%, 2/25/2036	416,575
686,546	6.000%, 1/25/2037	563,282

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value
Collateralized Mortgage Obligations (4.1%) - continued
	Countrywide Home Loans, Inc.
$898,799	2.692%, 3/20/2036	$726,898
929,722	2.819%, 9/20/2036	626,564
	Deutsche Alt-A Securities Mortgage Loan Trust
1,609,160	0.948%, 4/25/2047[g]	1,304,871
	Federal National Mortgage Association
5,650,000	1.083%, 2/25/2016	5,718,467
	GSR Mortgage Loan Trust
2,085,463	0.390%, 8/25/2046[g]	1,982,043
	HarborView Mortgage Loan Trust
1,865,553	2.564%, 6/19/2034	1,860,895
	HomeBanc Mortgage Trust
930,394	2.458%, 4/25/2037	663,927
	Impac CMB Trust
697,333	0.840%, 8/25/2035[g]	627,416
	J.P. Morgan Alternative Loan Trust
1,523,251	2.748%, 3/25/2036	1,222,063
	J.P. Morgan Mortgage Trust
606,112	2.987%, 10/25/2036	509,228
	Master Asset Securitization Trust
1,203,269	0.700%, 6/25/2036[g]	804,191
	NCUA Guaranteed Notes
3,793,559	0.650%, 10/7/2020[g]	3,813,120
	Permanent Master plc
5,000,000	1.777%, 7/15/2042[d,g]	5,028,040
	Residential Accredit Loans, Inc.
832,134	3.766%, 9/25/2035	707,729
	Wachovia Mortgage Loan Trust, LLC
645,811	3.046%, 5/20/2036	555,305
	WaMu Mortgage Pass Through Certificates
543,957	0.490%, 10/25/2045[g]	509,724
1,358,410	1.056%, 10/25/2046[g]	1,094,211
1,707,259	0.996%, 12/25/2046[g]	1,373,734
1,602,776	0.916%, 1/25/2047[g]	1,278,596
	Washington Mutual Alternative Mortgage Pass Through Certificates
1,129,336	1.098%, 9/25/2046[g]	648,800
1,821,130	0.928%, 2/25/2047[g]	1,087,974
	Wells Fargo Mortgage Backed Securities Trust
1,232,645	2.640%, 3/25/2036	1,242,528
1,053,685	2.767%, 3/25/2036	1,035,487

	Total	37,552,713

Commercial Mortgage-Backed Securities (7.2%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,219,878	5.613%, 6/11/2050	1,246,603
131,268	0.349%, 3/15/2022[d,g]	131,123
735,204	5.853%, 6/11/2040	745,120
1,700,000	5.331%, 2/11/2044	1,923,632
	Citigroup Commercial Mortgage Trust
750,000	5.885%, 12/10/2049	878,028
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,816,269
	Commercial Mortgage Pass- Through Certificates
1,000,000	0.329%, 12/15/2020[d,g]	958,255
1,000,000	5.306%, 12/10/2046	1,134,107
	Credit Suisse First Boston Mortgage Securities Corporation
3,692,500	4.691%, 4/15/2037	3,804,553
	Credit Suisse Mortgage Capital Certificates
591,345	0.369%, 10/15/2021[d,g]	580,425
1,705,202	5.467%, 9/15/2039	1,915,054
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
4,187,637	0.727%, 12/25/2016	4,191,158
	Federal National Mortgage Association
4,000,000	0.953%, 11/25/2015	4,040,264
	Government National Mortgage Association
1,100,264	2.870%, 3/16/2051	1,128,725
2,048,561	1.864%, 8/16/2031	2,066,857
3,589,634	2.164%, 3/16/2033	3,641,443
3,028,526	3.214%, 1/16/2040	3,173,432
	Greenwich Capital Commercial Funding Corporation
2,697,000	5.074%, 1/5/2036	2,739,648
4,500,000	5.224%, 4/10/2037	4,910,931
	GS Mortgage Securities Corporation II
3,200,000	1.051%, 11/8/2029[d,g]	3,212,144
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,800,000	0.899%, 4/15/2028[c,d,g]	3,812,603
3,500,000	5.429%, 12/12/2043	3,933,405
	LB-UBS Commercial Mortgage Trust
666,434	5.303%, 2/15/2040	667,017
	Morgan Stanley Capital I
2,350,000	3.224%, 7/15/2049	2,517,520
	Morgan Stanley Capital, Inc.
2,392,320	5.763%, 4/12/2049	2,441,494
	NCUA Guaranteed Notes
3,618,235	1.600%, 10/29/2020	3,681,268
	Network Rail Infrastructure Finance plc
4,000,000	1.500%, 1/13/2014[d]	4,034,496
	Wachovia Bank Commercial Mortgage Trust
1,490,021	5.765%, 7/15/2045	1,646,402

	Total	66,971,976

Communications Services (2.1%)
	American Tower Corporation
1,000,000	3.500%, 1/31/2023	1,010,251

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value
Communications Services (2.1%) - continued
	AT&T, Inc.
$2,000,000	1.400%, 12/1/2017	$2,009,034
	CBS Corporation
1,500,000	8.875%, 5/15/2019	2,006,749
	Crown Castle Towers, LLC
1,500,000	3.214%, 8/15/2015[d]	1,563,867
850,000	4.174%, 8/15/2017[d]	941,334
	DIRECTV Holdings, LLC
1,500,000	1.750%, 1/15/2018	1,500,795
	GTP Acquisition Partners I, LLC
1,500,000	4.347%, 6/15/2016[d]	1,594,668
	NBC Universal Enterprise, Inc.
1,750,000	1.662%, 4/15/2018[d]	1,771,165
	Qwest Communications International, Inc.
1,000,000	7.125%, 4/1/2018	1,040,500
	SBA Tower Trust
3,500,000	4.254%, 4/15/2015[d]	3,642,831
	Vodafone Group plc
1,500,000	0.675%, 2/19/2016[g]	1,501,052
1,000,000	0.900%, 2/19/2016	1,000,604

	Total	19,582,850

Consumer Cyclical (1.6%)
	Amazon.com, Inc.
1,500,000	1.200%, 11/29/2017	1,498,134
	American Honda Finance Corporation
3,000,000	1.850%, 9/19/2014[d]	3,050,496
	Daimler Finance North America, LLC
3,000,000	0.894%, 3/28/2014[d,g]	3,006,576
	Ford Motor Credit Company, LLC
1,250,000	4.207%, 4/15/2016	1,335,014
1,300,000	3.984%, 6/15/2016	1,382,481
500,000	3.000%, 6/12/2017	518,257
	Volkswagen International Finance NV
3,000,000	1.625%, 3/22/2015[d]	3,044,460
	Wal-Mart Stores, Inc.
1,000,000	0.600%, 4/11/2016	1,002,096

	Total	14,837,514

Consumer Non-Cyclical (3.6%)
	AbbVie, Inc.
1,500,000	1.200%, 11/6/2015[d]	1,511,844
1,250,000	1.750%, 11/6/2017[d]	1,268,610
	Allergan, Inc.
1,250,000	1.350%, 3/15/2018	1,258,951
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	498,977
	Anheuser-Busch InBev Worldwide, Inc.
2,450,000	1.375%, 7/15/2017	2,482,825
	Cargill, Inc.
1,073,000	4.307%, 5/14/2021[d]	1,207,869
	Celgene Corporation
1,500,000	2.450%, 10/15/2015	1,555,803
	Coca-Cola Enterprises, Inc.
2,000,000	3.500%, 9/15/2020	2,137,234
	ConAgra Foods, Inc.
1,400,000	1.300%, 1/25/2016	1,412,856
	Dr Pepper Snapple Group, Inc.
500,000	2.000%, 1/15/2020	499,208
	Express Scripts Holding Company
2,000,000	2.650%, 2/15/2017	2,102,526
	General Mills, Inc.
2,000,000	0.640%, 5/16/2014[g]	2,004,830
	Heineken NV
2,000,000	1.400%, 10/1/2017[d]	2,005,288
	McKesson Corporation
2,000,000	0.950%, 12/4/2015	2,009,660
	Medtronic, Inc.
1,500,000	1.375%, 4/1/2018	1,506,899
	Mylan, Inc.
2,200,000	7.875%, 7/15/2020[d]	2,571,538
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[d]	2,094,792
	Sanofi
1,500,000	1.250%, 4/10/2018	1,506,599
	Teva Pharmaceutical Finance III BV
2,000,000	0.782%, 3/21/2014[g]	2,006,614
	Zoetis, Inc.
1,250,000	1.150%, 2/1/2016[d]	1,256,481
750,000	1.875%, 2/1/2018[d]	758,418

	Total	33,657,822

Energy (1.2%)
	BP Capital Markets plc
4,000,000	0.881%, 3/11/2014[g]	4,019,264
	Cameron International Corporation
2,000,000	1.217%, 6/2/2014[g]	2,010,506
	Energy Transfer Partners, LP
1,000,000	6.000%, 7/1/2013	1,007,651
	International Petroleum Investment Company, Ltd.
1,000,000	3.125%, 11/15/2015[d]	1,044,000
	Marathon Oil Corporation
1,800,000	0.900%, 11/1/2015	1,803,947
	Valero Energy Corporation
350,000	6.125%, 2/1/2020	428,402
	Weatherford International, Ltd.
1,000,000	6.000%, 3/15/2018	1,143,235

	Total	11,457,005

Financials (22.1%)
	Achmea Hypotheekbank NV
443,000	3.200%, 11/3/2014[d]	462,713
	American International Group, Inc.
1,500,000	5.050%, 10/1/2015	1,640,923
	American Tower Trust I
1,000,000	1.551%, 3/15/2018[d]	1,010,963
	Australia and New Zealand Banking Group, Ltd.
3,500,000	2.400%, 11/23/2016[d]	3,688,300
	Bank Nederlandse Gemeenten NV
1,000,000	1.375%, 3/19/2018[d]	1,012,900
	Bank of America Corporation
1,125,000	1.500%, 10/9/2015	1,131,690
1,000,000	5.625%, 10/14/2016	1,128,069
1,000,000	1.354%, 3/22/2018[g]	997,649

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value
Financials (22.1%) - continued
	Bank of Montreal
$3,250,000	2.625%, 1/25/2016[d]	$3,430,375
1,500,000	0.879%, 4/9/2018[g]	1,504,364
	Bank of New York Mellon Corporation
1,600,000	1.138%, 11/24/2014[g]	1,617,078
1,600,000	1.700%, 11/24/2014	1,629,402
	Bank of Nova Scotia
1,500,000	1.250%, 11/7/2014[d,i]	1,520,250
2,000,000	2.150%, 8/3/2016[d]	2,095,000
	Barclays Bank plc
3,000,000	2.500%, 9/21/2015[d,i]	3,120,798
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[d]	1,970,000
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,799,391
	Berkshire Hathaway Finance Corporation
2,000,000	2.450%, 12/15/2015	2,099,062
1,250,000	1.600%, 5/15/2017	1,278,675
	Caisse Centrale Desjardins du Quebec
2,000,000	2.550%, 3/24/2016[d]	2,109,800
	Canadian Imperial Bank of Commerce
3,500,000	0.900%, 9/19/2014[d]	3,527,300
1,500,000	2.600%, 7/2/2015[d]	1,568,250
	Capital One Financial Corporation
2,000,000	1.427%, 7/15/2014[g]	2,020,214
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[d]	4,154,792
	Chesapeake Funding, LLC
2,000,000	0.650%, 5/7/2024[d,g]	1,999,688
	Citigroup, Inc.
786,000	1.214%, 4/1/2014[g]	789,961
1,000,000	4.050%, 7/30/2022	1,039,464
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,301,220
	Commonwealth Bank of Australia
3,500,000	0.750%, 1/15/2016[d]	3,507,350
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
2,000,000	3.200%, 3/11/2015[d]	2,088,954
	Credit Agricole Home Loan SFH
3,500,000	1.026%, 7/21/2014[d,g]	3,507,623
	Credit Suisse AG Guernsey
1,000,000	1.625%, 3/6/2015[d]	1,018,498
1,000,000	2.600%, 5/27/2016[d]	1,056,667
	DnB Boligkreditt AS
3,500,000	1.450%, 3/21/2018[d]	3,524,850
	Eksportfinans ASA
1,500,000	2.375%, 5/25/2016	1,440,000
	Fifth Third Bank
2,250,000	0.400%, 5/17/2013[g]	2,248,149
	General Electric Capital Corporation
3,500,000	1.281%, 3/15/2023[g]	3,500,021
	Goldman Sachs Group, Inc.
2,750,000	2.375%, 1/22/2018	2,802,663
	Goldman Sachs Group, Inc., Convertible
26,517	1.000%, 7/10/2013[d,j]	879,728
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,029,472
	Health Care REIT, Inc.
500,000	6.125%, 4/15/2020	605,557
	HSBC Bank plc
4,000,000	1.625%, 7/7/2014[d,i]	4,060,020
	ING Bank NV
3,500,000	2.500%, 1/14/2016[d]	3,657,500
500,000	2.625%, 12/5/2022[d]	505,250
	ING Capital Funding Trust III
715,000	3.884%, 12/29/2049[g,k]	693,550
	ING US, Inc.
1,500,000	2.900%, 2/15/2018[d]	1,535,171
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015	798,000
	J.P. Morgan Chase & Company
1,000,000	0.726%, 4/23/2015[g]	1,000,600
3,100,000	1.176%, 1/25/2018[g]	3,121,616
	J.P. Morgan Chase Bank NA
1,000,000	5.875%, 6/13/2016	1,137,457
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	723,894
	Landwirtschaftliche Rentenbank
5,000,000	0.480%, 3/15/2016[d,g]	5,001,620
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[d]	342,787
	Macquarie Bank, Ltd.
1,750,000	5.000%, 2/22/2017[d]	1,950,931
	MassMutual Global Funding II
2,500,000	2.000%, 4/5/2017[d]	2,568,827
	MetLife, Inc.
1,000,000	1.756%, 12/15/2017	1,022,269
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[d]	2,478,152
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,259,544
	National Australia Bank, Ltd.
1,750,000	0.576%, 1/22/2015[d,g]	1,751,596
2,750,000	2.000%, 6/20/2017[d]	2,864,400
	National Bank of Canada
2,000,000	1.650%, 1/30/2014[d]	2,019,400
1,750,000	2.200%, 10/19/2016[d]	1,838,900
	NCUA Guaranteed Notes
2,920,629	0.548%, 12/7/2020[g]	2,929,486
	Nederlandse Waterschapsbank NV
3,500,000	0.750%, 3/29/2016[d]	3,505,215
	New York Life Global Funding
4,000,000	3.000%, 5/4/2015[d]	4,198,948
	Norddeutsche Landesbank Girozentrale
3,000,000	0.875%, 10/16/2015[d]	3,013,200
	Nordea Bank AB
2,000,000	3.125%, 3/20/2017[d]	2,135,400
	Principal Life Global Funding II
2,250,000	1.000%, 12/11/2015[d]	2,258,037
	Private Export Funding Corporation
3,000,000	2.125%, 7/15/2016	3,160,137
	Prudential Covered Trust
2,475,000	2.997%, 9/30/2015[d]	2,582,779

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value
Financials (22.1%) - continued
	Rabobank Capital Funding Trust II
$1,012,000	5.260%, 12/29/2049[d,k]	$1,022,626
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	1,009,851
	Royal Bank of Canada
2,500,000	0.976%, 10/30/2014[g]	2,521,555
3,000,000	1.200%, 9/19/2017	3,028,500
	Royal Bank of Scotland Group plc
700,000	6.125%, 12/15/2022	753,123
	Skandinaviska Enskilda Banken AB
1,700,000	1.750%, 3/19/2018[d]	1,716,063
	SLM Corporation
500,000	4.625%, 9/25/2017	520,065
	SpareBank 1 Boligkreditt AS
2,500,000	1.250%, 5/2/2018[c,d]	2,493,008
	Stadshypotek AB
4,000,000	0.834%, 9/30/2013[d,g]	4,007,932
2,000,000	1.875%, 10/2/2019[d]	2,024,600
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[d]	1,021,650
	Svensk Exportkredit AB
2,500,000	0.576%, 1/23/2017[g]	2,509,363
1,500,000	1.125%, 4/5/2018	1,503,300
	Svenska Handelsbanken AB
2,250,000	0.732%, 3/21/2016[g]	2,250,018
	Swedbank AB
1,750,000	1.750%, 3/12/2018[d]	1,764,193
	Swedbank Hypotek AB
3,500,000	0.734%, 3/28/2014[d,g]	3,511,410
	Toronto-Dominion Bank
3,000,000	0.456%, 7/26/2013[g]	3,001,425
2,500,000	2.200%, 7/29/2015[d]	2,595,500
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020	3,168,711
	UBS AG/London
3,500,000	1.875%, 1/23/2015[d]	3,579,800
	UnitedHealth Group, Inc.
1,800,000	1.400%, 10/15/2017	1,816,490
	Ventas Realty, LP
1,000,000	2.700%, 4/1/2020	1,016,201
	Vestjysk Bank AS
3,500,000	0.830%, 6/17/2013[d,g]	3,500,000
	Wachovia Corporation
1,000,000	0.550%, 6/15/2017[g]	990,696
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
1,650,000	5.750%, 9/2/2015[d]	1,827,608
	Wells Fargo & Company
2,500,000	2.625%, 12/15/2016	2,634,982
925,000	3.450%, 2/13/2023	943,863
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[d]	2,514,800

	Total	205,219,842

Foreign Government (5.0%)
	Asian Development Bank
1,000,000	0.500%, 6/20/2016	1,003,100
	Canada Government International Bond
5,500,000	0.875%, 2/14/2017	5,564,350
	European Investment Bank
4,000,000	1.750%, 3/15/2017	4,157,100
	Export Development Canada
3,500,000	0.750%, 12/15/2017	3,500,332
	Hydro Quebec
2,000,000	2.000%, 6/30/2016	2,081,000
	Inter-American Development Bank
2,750,000	0.239%, 2/11/2016[g]	2,750,061
	International Finance Corporation
3,000,000	0.500%, 5/16/2016	3,003,786
	Kommunalbanken AS
4,000,000	2.750%, 5/5/2015[d]	4,185,600
	Kommuninvest I Sverige AB
2,500,000	1.000%, 10/24/2017[d]	2,512,500
	Kreditanstalt fuer Wiederaufbau
3,750,000	0.210%, 6/17/2013[g]	3,750,000
	Mexico Government International Bond
750,000	5.125%, 1/15/2020	896,250
	Province of British Columbia
3,500,000	2.100%, 5/18/2016	3,670,800
	Province of Manitoba
3,000,000	1.300%, 4/3/2017	3,065,700
	Province of Ontario
2,500,000	0.346%, 8/13/2015[g]	2,498,873
	Sweden Government International Bond
4,000,000	0.375%, 3/29/2016[d]	3,999,200

	Total	46,638,652

Mortgage-Backed Securities (5.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
19,840,000	2.500%, 5/1/2028[c]	20,711,099
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
872,731	6.500%, 9/1/2037	994,337
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
4,736,794	2.250%, 6/25/2025	4,889,598
17,900,000	2.500%, 5/1/2028[c]	18,716,687
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
1,164,476	6.000%, 8/1/2024	1,295,809
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
1,433,245	5.845%, 9/1/2037[g]	1,547,837
499,090	5.551%, 10/1/2037[g]	539,835

	Total	48,695,202

Technology (0.9%)
	Affiliated Computer Services, Inc.
1,000,000	5.200%, 6/1/2015	1,070,908
	Apple, Inc.
2,500,000	1.000%, 5/3/2018	2,490,775
500,000	2.400%, 5/3/2023	499,335

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value
Technology (0.9%) - continued
	Oracle Corporation
$325,000	1.200%, 10/15/2017	$327,000
	Texas Instruments, Inc.
2,000,000	0.470%, 5/15/2013[g]	2,000,000
	Xerox Corporation
2,000,000	1.110%, 5/16/2014[g]	1,997,314

	Total	8,385,332

Transportation (1.2%)
	Canadian Pacific Railway Company
350,000	7.125%, 10/15/2031	473,306
	Continental Airlines, Inc.
2,000,000	4.150%, 4/11/2024	2,117,500
	CSX Corporation
1,500,000	6.250%, 4/1/2015	1,655,299
	Delta Air Lines, Inc.
750,000	4.750%, 5/7/2020	819,375
	Erac USA Finance Company
2,500,000	2.750%, 7/1/2013[d]	2,508,870
	Kansas City Southern de Mexico SA de CV
1,500,000	8.000%, 2/1/2018	1,636,800
	Penske Truck Leasing Company, LP
750,000	2.875%, 7/17/2018[d]	786,145
	US Airways Pass Through Trust
1,000,000	3.950%, 11/15/2025	1,006,300

	Total	11,003,595

U.S. Government and Agencies (26.0%)
	Federal Agricultural Mortgage Corporation
2,500,000	2.125%, 9/15/2015	2,604,572
2,500,000	2.000%, 7/27/2016	2,616,370
	Federal Farm Credit Banks
10,000,000	0.229%, 9/23/2013[g]	10,005,190
	Federal Home Loan Banks
5,000,000	0.370%, 9/16/2013[g,l]	5,004,890
11,500,000	0.250%, 1/16/2015	11,505,888
1,500,000	0.500%, 11/20/2015	1,506,302
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	1,005,657
3,250,000	1.250%, 10/2/2019	3,264,021
	Federal National Mortgage Association
4,000,000	0.500%, 5/27/2015	4,017,208
3,000,000	0.875%, 2/8/2018	3,014,100
	U.S. Treasury Bonds
2,565,000	3.000%, 5/15/2042	2,626,319
	U.S. Treasury Bonds, TIPS
3,081,540	0.750%, 2/15/2042	3,343,471
	U.S. Treasury Notes
24,125,000	0.750%, 6/15/2014	24,286,155
16,350,000	0.250%, 10/31/2014	16,367,249
18,575,000	0.375%, 2/15/2016	18,615,642
26,350,000	1.000%, 10/31/2016	26,899,635
14,650,000	0.625%, 5/31/2017	14,722,107
57,625,000	0.875%, 1/31/2018	58,282,271
400,000	2.375%, 6/30/2018	434,000
3,365,000	1.375%, 1/31/2020	3,436,506
	U.S. Treasury Notes, TIPS
1,255,099	0.125%, 4/15/2018	1,352,959
6,896,688	1.125%, 1/15/2021	8,102,541
6,665,679	0.125%, 1/15/2022	7,253,098
10,055,490	0.125%, 1/15/2023	10,848,155

	Total	241,114,306

Utilities (0.9%)
	American Electric Power Company, Inc.
500,000	1.650%, 12/15/2017	504,939
	DCP Midstream Operating, LP
500,000	3.875%, 3/15/2023	512,362
	Electricite de France SA
1,000,000	5.250%, 1/29/2049[d,k]	1,005,870
	Kansas City Power & Light Company
500,000	3.150%, 3/15/2023	514,767
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043	867,000
	Northeast Utilities
2,000,000	1.030%, 9/20/2013[g]	2,005,104
	ONEOK Partners, LP
350,000	8.625%, 3/1/2019	466,061
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,824,828
	Williams Partners, LP
500,000	3.350%, 8/15/2022	505,766

	Total	8,206,697

	Total Long-Term Fixed Income (cost $890,175,493)	899,992,104

Shares	Mutual Funds (0.9%)	Value
Fixed Income Mutual Funds (0.9%)
1,552,718	Thrivent High Yield Fund	8,043,081

	Total	8,043,081

	Total Mutual Funds (cost $5,829,310)	8,043,081

Shares	Preferred Stock (0.5%)	Value
Financials (0.3%)
26,000	Discover Financial Services, 6.500%[k]	690,040
39,000	HSBC Holdings plc, 8.000%[k]	1,124,370
14,000	The Allstate Corporation, 5.100%	372,400
17,000	The Goldman Sachs Group, Inc., 5.500%[k,m]	437,070

	Total	2,623,880

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Shares	Preferred Stock (0.5%)	Value
Utilities (0.2%)
16,250	Southern California Edison Company, 4.320%[k]	$1,631,094

	Total	1,631,094

	Total Preferred Stock (cost $4,011,772)	4,254,974

Shares	Collateral Held for Securities Loaned (0.8%)	Value
7,087,790	Thrivent Cash Management Trust	7,087,790

	Total Collateral Held for Securities Loaned (cost $7,087,790)	7,087,790

Shares or Principal Amount	Short-Term Investments (5.3%)	Value
	Federal Home Loan Bank Discount Notes
900,000	0.138%, 6/7/2013[n,o]	899,873
48,638,449	Thrivent Cash Management Trust 0.090%	48,638,449

	Total Short-Term Investments (at amortized cost)	49,538,322

	Total Investments (cost $972,103,922) 106.1%	$984,506,719

	Other Assets and Liabilities, Net (6.1%)	(56,798,017)

	Total Net Assets 100.0%	$927,708,702

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2013, the value of these investments was $257,535,830 or 27.8% of total net assets.

e	All or a portion of the security is insured or guaranteed.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of April 30, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	11/30/2012	$2,669,723
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	$85,895
Mortgage Equity Conversion Asset Trust	2/14/2007	$2,387,926
Mortgage Equity Conversion Asset Trust	1/18/2007	$2,447,343
Wachovia Asset Securitization, Inc.	3/16/2007	$754,496

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2013.
h	Defaulted security. Interest is not being accrued.
i	All or a portion of the security is on loan.
j	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	At April 30, 2013, $270,264 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	At April 30, 2013, $899,873 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	- Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,313,924
Gross unrealized depreciation	(7,047,835)

Net unrealized appreciation (depreciation)	$12,266,089

Cost for federal income tax purposes	$972,240,630

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Capital Goods	1,425,531	–	1,425,531	–
Communications Services	6,017,271	–	6,017,271	–
Consumer Cyclical	1,946,164	–	1,946,164	–
Consumer Non-Cyclical	1,563,812	–	1,563,812	–
Energy	359,661	–	359,661	–
Financials	1,422,290	–	1,422,290	–
Technology	1,781,068	–	1,781,068	–
Transportation	357,662	–	357,662	–
Utilities	716,989	–	716,989	–

Long-Term Fixed Income
Asset-Backed Securities	123,598,304	–	114,251,647	9,346,657
Basic Materials	10,381,586	–	10,381,586	–
Capital Goods	12,688,708	–	12,688,708	–
Collateralized Mortgage Obligations	37,552,713	–	37,552,713	–
Commercial Mortgage-Backed Securities	66,971,976	–	66,971,976	–
Communications Services	19,582,850	–	19,582,850	–
Consumer Cyclical	14,837,514	–	14,837,514	–
Consumer Non-Cyclical	33,657,822	–	33,657,822	–
Energy	11,457,005	–	11,457,005	–
Financials	205,219,842	–	204,340,114	879,728
Foreign Government	46,638,652	–	46,638,652	–
Mortgage-Backed Securities	48,695,202	–	48,695,202	–
Technology	8,385,332	–	8,385,332	–
Transportation	11,003,595	–	11,003,595	–
U.S. Government and Agencies	241,114,306	–	241,114,306	–
Utilities	8,206,697	–	8,206,697	–

Mutual Funds
Fixed Income Mutual Funds	8,043,081	8,043,081	–	–

Preferred Stock
Financials	2,623,880	2,623,880	–	–
Utilities	1,631,094	–	1,631,094	–
Collateral Held for Securities Loaned	7,087,790	7,087,790	–	–
Short-Term Investments	49,538,322	48,638,449	899,873	–

Total	$984,506,719	$66,393,200	$907,887,134	$10,226,385

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	37,470	37,470	–	–

Total Asset Derivatives	$37,470	$37,470	$–	$–

Liability Derivatives
Futures Contracts	1,130,351	1,130,351	–	–
Credit Default Swaps	325,815	–	325,815	–

Total Liability Derivatives	$1,456,166	$1,130,351	$325,815	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(1,100)	June 2013	($136,319,304)	($137,104,693)	($785,389)
10-Yr. U.S. Treasury Bond Futures	(205)	June 2013	(26,993,711)	(27,338,673)	(344,962)
30-Yr. U.S. Treasury Bond Futures	10	June 2013	1,446,281	1,483,751	37,470
Total Futures Contracts					($1,092,881)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at 5.00%; Bank of America	Buy	6/20/2018	$6,500,000	$187,539	($398,114)	($210,575)
CDX IG, Series 20, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	6/20/2018	13,000,000	44,666	(159,906)	(115,240)
Total Credit Default Swaps					($558,020)	($325,815)

1

As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2013, for Limited Maturity Bond Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	37,470
Total Interest Rate Contracts		37,470

Total Asset Derivatives		$37,470

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,130,351
Total Interest Rate Contracts		1,130,351

Credit Contracts
Credit Default Swaps	Receivable/Payable - Swap agreements, at value; Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	325,815
Total Credit Contracts		325,815

Total Liability Derivatives		$1,456,166

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2013, for Limited Maturity Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(562,171)
Total Interest Rate Contracts		(562,171)

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(999,659)
Total Credit Contracts		(999,659)

Total		($1,561,830)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2013, for Limited Maturity Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(869,781)
Total Interest Rate Contracts		(869,781)

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	8,545
Total Credit Contracts		8,545

Total		($861,236)

The following table presents Limited Maturity Bond Fund’s average volume of derivative activity during the period ended April 30, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Swaps (Notional*)	Swaps (Percentage of Average Net Assets)
Interest Rate Contracts	$170,181,674	19.0%	N/A	N/A
Credit Contracts	N/A	N/A	$12,403,131	1.4%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at April 30, 2013	Value April 30, 2013	Income Earned November 1, 2012 - April 30, 2013
High Yield	$11,258,614	$–	$4,520,000	1,552,718	$8,043,081	$287,354
Cash Management Trust- Collateral Investment	6,949,000	59,679,833	59,541,043	7,087,790	7,087,790	11,193
Cash Management Trust- Short Term Investment	26,939,653	167,060,126	145,361,330	48,638,449	48,638,449	20,564
Total Value and Income Earned	45,147,267				63,769,320	319,111

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Asset Backed Commercial Paper (24.2%)[a]	Value
	Barton Capital Corporation
$23,500,000	0.150%, 5/1/2013[b,c]	$23,500,000
	Dealers Capital Access Trust, LLC
13,900,000	0.275%, 5/7/2013[b]	13,899,362
4,900,000	0.380%, 5/9/2013[b]	4,899,586
4,670,000	0.320%, 7/22/2013[b]	4,666,596
	Fairway Finance, LLC
4,900,000	0.190%, 5/22/2013[b,c]	4,899,457
	Golden Funding Corporation
4,910,000	0.320%, 7/15/2013[b,c]	4,906,727
4,910,000	0.400%, 8/26/2013[b,c]	4,903,617
	Kells Funding, LLC
4,820,000	0.190%, 5/3/2013[b,c]	4,819,949
4,900,000	0.260%, 8/20/2013[b,c]	4,896,072
	Liberty Street Funding, LLC
4,635,000	0.150%, 5/20/2013[b,c]	4,634,633
	Nieuw Amsterdam Receivables
4,930,000	0.190%, 6/18/2013[b,c]	4,928,751
	Old Line Funding, LLC
3,930,000	0.210%, 6/17/2013[b,c]	3,928,923
4,920,000	0.230%, 10/15/2013[b,c]	4,914,751
	Starbird Funding Corporation
9,500,000	0.140%, 5/1/2013[b,c]	9,500,000
	Sydney Capital Corporation, Inc.
4,900,000	0.270%, 6/14/2013[b,c]	4,898,383
4,870,000	0.250%, 6/26/2013[b,c]	4,868,106
4,810,000	0.270%, 7/11/2013[b,c]	4,807,439

	Total	113,872,352

Principal Amount	Certificate of Deposit (8.3%)[a]	Value
	Bank of Nova Scotia/Houston
3,175,000	0.372%, 5/10/2013[d]	3,175,000
	Rabobank Nederland
4,285,000	0.390%, 6/18/2013[d]	4,285,893
4,990,000	0.378%, 7/11/2013[d]	4,991,508
	Royal Bank of Canada
3,500,000	0.337%, 8/27/2013[d]	3,501,336
4,650,000	0.350%, 2/28/2014[d]	4,650,000
	Svenska Handelsbanken NY
3,875,000	0.295%, 5/13/2013[b]	3,875,135
	Toronto-Dominion Bank NY
5,190,000	0.280%, 9/13/2013[d]	5,190,000
5,220,000	0.276%, 10/21/2013[d]	5,220,000
	Wells Fargo Bank NA
4,600,000	0.256%, 4/17/2014	4,600,000

	Total	39,488,872

Principal Amount	Financial Company Commercial Paper (3.4%)[a]	Value
	Societe Generale North America, Inc.
16,325,000	0.150%, 5/1/2013	16,325,000

	Total	16,325,000

Principal Amount	Government Agency Debt (31.2%)[a]	Value
	Federal Agricultural Mortgage Corporation
2,000,000	0.182%, 5/10/2013	2,000,287
	Federal Farm Credit Bank
5,480,000	0.171%, 8/27/2013[d]	5,480,000
4,000,000	0.169%, 1/13/2014[d]	4,000,302
	Federal Home Loan Bank
5,340,000	0.230%, 12/20/2013[d]	5,338,968
5,260,000	0.220%, 2/24/2014[d]	5,260,000
5,120,000	0.290%, 6/4/2014[d]	5,123,968
	Federal Home Loan Mortgage Corporation
3,090,000	0.370%, 9/3/2013[d]	3,089,771
5,480,000	0.139%, 9/13/2013[d]	5,479,916
10,900,000	0.173%, 11/4/2013[d]	10,900,905
1,800,000	0.440%, 11/18/2013[d]	1,801,794
	Federal National Mortgage Association
3,000,000	0.370%, 10/28/2013[d]	2,999,849
5,330,000	0.179%, 6/20/2014[d]	5,328,775
5,330,000	0.400%, 8/25/2014[d]	5,339,955
	Overseas Private Investment Corporation
5,275,000	0.150%, 5/7/2013[d]	5,275,000
4,855,000	0.150%, 5/7/2013[d]	4,855,000
13,035,000	0.160%, 5/7/2013[d]	13,035,000
8,500,000	0.160%, 5/7/2013[d]	8,500,000
3,947,372	0.160%, 5/8/2013[d]	3,947,372
1,465,516	0.160%, 5/8/2013[d]	1,465,516
731,032	0.160%, 5/8/2013[d]	731,032
3,330,000	0.352%, 7/12/2013	3,389,346
13,465,000	0.531%, 12/9/2013	13,492,795
7,730,000	0.400%, 5/2/2014[e]	7,730,000
9,030,000	0.400%, 5/2/2014[e]	9,030,000
	Straight-A Funding, LLC
4,900,000	0.180%, 6/3/2013[b,c]	4,899,191
4,855,000	0.180%, 6/6/2013[b,c]	4,854,126
4,865,000	0.180%, 6/14/2013[b,c]	4,863,930

	Total	148,212,798

Shares	Investment Company (7.6%)	Value
	AIM Investments Institutional Government and Agency Portfolio
100,000	0.020%	100,000
	BlackRock Cash Funds
22,978,000	0.130%	22,978,000
	Dreyfus Institutional Cash Advantage Fund
12,815,000	0.070%	12,815,000
	DWS Money Market Series
182,024	0.000%	182,024

	Total	36,075,024

Principal Amount	Other Commercial Paper (8.1%)[a]	Value
	Caisse des Depots et Consignations
3,120,000	0.215%, 6/20/2013[c]	3,119,068
	Cargill Global Funding plc
4,635,000	0.150%, 5/13/2013[c]	4,634,768
	ICICI Bank Ltd/Hong Kong
4,940,000	0.240%, 7/24/2013	4,937,234
	Nestle Finance International, Ltd.
4,500,000	0.230%, 5/21/2013[c]	4,499,425
	Roche Holdings, Inc.
4,910,000	0.150%, 5/15/2013[c]	4,909,714

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Principal Amount	Other Commercial Paper (8.1%)[a]	Value
	Total Capital SA
$15,500,000	0.090%, 5/2/2013[c]	$15,499,961

	Total	37,600,170

Principal Amount	Other Note (14.6%)[a]	Value
	BHP Billiton Finance USA, Ltd.
3,000,000	0.560%, 2/18/2014[d]	3,006,938
	General Electric Capital Corporation
5,060,000	0.281%, 5/1/2013	5,060,000
4,930,000	0.296%, 1/7/2014[d]	4,959,409
2,940,000	0.410%, 3/20/2014[d]	2,943,083
4,900,000	0.284%, 4/7/2014[d]	4,929,623
	Nordea Bank AB
4,930,000	0.306%, 10/4/2013[c]	4,960,291
4,700,000	0.376%, 1/14/2014[c]	4,757,663
	Novartis Capital Corporation
4,896,000	0.386%, 2/10/2014	5,037,620
	Rabobank Nederland
5,000,000	0.476%, 7/25/2013[d]	5,002,809
	Royal Bank of Canada
4,870,000	0.335%, 1/15/2014	4,896,980
	Total Capital Canada, Ltd.
2,530,000	0.383%, 5/13/2013[d]	2,530,151
4,560,000	0.658%, 1/17/2014[d]	4,573,841
	United Technologies Corporation
2,520,000	0.557%, 12/2/2013[d]	2,524,533
	US Bancorp
7,465,000	0.318%, 9/13/2013	7,490,830
	Westpac Banking Corporation
2,300,000	0.288%, 12/9/2013[d]	2,310,453
3,890,000	0.292%, 2/24/2014[c,d]	3,919,439

	Total	68,903,663

Principal Amount	Variable Rate Demand Note (6.4%)[a]	Value
	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
6,700,000	0.190%, 5/1/2013[d]	6,700,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
8,730,000	0.210%, 5/7/2013[d]	8,730,000
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
8,240,000	0.210%, 5/7/2013[d]	8,240,000
	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care, Inc.
6,445,000	0.190%, 5/1/2013[d]	6,445,000

	Total	30,115,000

	Total Investments (at amortized cost) 103.8%	$490,592,879

	Other Assets and Liabilities, Net (3.8)%	(17,965,947)

	Total Net Assets 100.0%	$472,626,932

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2013, the value of these investments was $151,324,384 or 32.0% of total net assets.

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2013.

Cost for federal income tax purposes	$490,592,879

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Fund

Schedule of Investments as of April 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2013, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	113,872,352	–	113,872,352	–
Certificate of Deposit	39,488,872	–	39,488,872	–
Financial Company Commercial Paper	16,325,000	–	16,325,000	–
Government Agency Debt	148,212,798	–	148,212,798	–
Investment Company	36,075,024	36,075,024	–	–
Other Commercial Paper	37,600,170	–	37,600,170	–
Other Note	68,903,663	–	68,903,663	–
Variable Rate Demand Note	30,115,000	–	30,115,000	–

Total	$490,592,879	$36,075,024	$454,517,855	$–

There were no significant transfers between Levels during the period ended April 30, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Mutual Funds

Statement of Assets and Liabilities

As of April 30, 2013 (unaudited)	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
Assets
Investments at cost	$542,976,322	$1,357,830,915	$1,433,635,784	$736,426,194
Investments in securities at value	197,499,059	444,719,847	461,142,044	300,399,943
Investments in affiliates at value	437,020,736	1,087,283,863	1,131,401,470	497,589,615
Investments at Value	634,519,795	1,532,003,710	1,592,543,514	797,989,558

Cash	600,000	1,000,000	825,010	1,000,000
Dividends and interest receivable	201,006	699,639	979,146	636,049
Prepaid expenses	39,064	57,874	61,698	45,000
Receivable for investments sold	332,236	879,366	856,916	782,034
Receivable for fund shares sold	213,411	643,515	710,615	745,851
Receivable for forward contracts	–	–	–	–
Receivable for variation margin	267,846	237,771	171,173	51,099
Total Assets	636,173,358	1,535,521,875	1,596,148,072	801,249,591

Liabilities
Accrued expenses	89,814	152,777	140,871	82,190
Payable for investments purchased	4,348,777	27,608,703	79,793,102	83,844,808
Payable upon return of collateral for securities loaned	–	129,750	715,942	600,515
Payable for fund shares redeemed	542,952	426,920	704,157	436,996
Payable for forward contracts	–	–	–	–
Open options written, at value	–	11,020	37,539	39,598
Swap agreements, at value	–	796,228	796,228	612,483
Payable for variation margin	1,034,237	1,098,388	722,383	185,232
Payable to affiliate	375,855	818,865	787,272	391,869
Mortgage dollar roll deferred revenue	3,021	16,073	50,392	68,836
Total Liabilities	6,394,656	31,058,724	83,747,886	86,262,527

Net Assets
Capital stock (beneficial interest)	534,731,569	1,323,810,028	1,350,526,690	652,787,820
Accumulated undistributed net investment income/(loss)	(716,059)	444,494	632,306	712,053
Accumulated undistributed net realized gain/(loss)	6,702,610	8,564,846	2,655,867	(457,089)
Net unrealized appreciation/(depreciation) on:
Investments	28,299,516	52,135,961	41,487,591	18,599,304
Affiliated investments	63,243,957	122,036,834	117,420,139	42,964,060
Written option contracts	–	(4,977)	(16,953)	(17,883)
Futures contracts	(2,485,968)	(2,109,300)	110,828	720,919
Foreign currency forward contracts	–	–	–	–
Foreign currency transactions	3,077	6,416	4,869	1,842
Swap agreements	–	(421,151)	(421,151)	(323,962)
Total Net Assets	$629,778,702	$1,504,463,151	$1,512,400,186	$714,987,064

Class A Share Capital	$544,613,953	$1,406,318,737	$1,441,283,680	$682,693,584
Shares of beneficial interest outstanding (Class A)	43,013,387	111,995,459	118,138,411	58,461,505
Net asset value per share	$12.66	$12.56	$12.20	$11.68
Maximum public offering price	$13.40	$13.29	$12.91	$12.36
Institutional Class Share Capital	$85,164,749	$98,144,414	$71,116,506	$32,293,480
Shares of beneficial interest outstanding (Institutional Class)	6,684,691	7,769,420	5,815,898	2,758,003
Net asset value per share	$12.74	$12.63	$12.23	$11.71

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Assets and Liabilities – continued

Partner Emerging Markets Equity Fund	Partner Small Cap Growth Fund	Partner Small Cap Value Fund	Small Cap Stock Fund	Mid Cap Growth Fund	Partner Mid Cap Value Fund	Mid Cap Stock Fund

$15,531,703	$137,121,123	$168,508,312	$268,215,450	$320,597,936	$120,445,376	$703,841,541
15,089,474	144,073,018	242,954,214	268,444,847	376,546,600	137,964,829	789,797,128
509,070	18,506,520	11,959,565	44,591,296	33,958,872	7,426,525	102,910,301
15,598,544	162,579,538	254,913,779	313,036,143	410,505,472	145,391,354	892,707,429

100,027(a)	200,000	100,000	500,000	100,000	100,000	100,000
71,160	54,474	110,395	135,244	104,590	18,311	53,906
25,906	25,604	28,829	23,581	23,264	25,538	31,150
57,296	2,112,024	4,317	–	–	1,121,966	2,848,035
37,425	20,209	271,134	54,221	122,172	72,894	98,698
25	–	–	–	–	–	–
–	–	–	157,320	–	–	–
15,890,383	164,991,849	255,428,454	313,906,509	410,855,498	146,730,063	895,839,218

27,426	32,826	57,532	118,067	103,838	35,080	218,710
80,462	994,161	3,251	–	–	533,771	–
–	15,740,284	6,855,300	10,335,752	15,253,087	4,383,242	66,848,050
41,308	5,272	208,592	74,562	281,838	11,098	492,855
30	–	–	–	–	–	–
–	–	–	–	–	–	–
–	–	–	–	–	–	–
–	–	–	–	–	–	–
7,256	132,525	196,621	284,803	238,709	108,659	698,572
–	–	–	–	–	–	–
156,482	16,905,068	7,321,296	10,813,184	15,877,472	5,071,850	68,258,187

15,046,625	114,999,324	158,511,792	279,248,122	273,937,754	102,073,071	706,715,884
38,879	(633,433)	(1,622,843)	(298,440)	345,211	276,989	123,515
581,601	8,262,475	4,812,742	(21,296,035)	30,787,525	14,362,175	(68,124,256)

66,841	25,458,415	86,405,467	44,820,693	89,907,536	24,945,978	188,865,888
–	–	–	–	–	–	–
–	–	–	–	–	–	–
–	–	–	618,985	–	–	–
(5)	–	–	–	–	–	–
(40)	–	–	–	–	–	–
–	–	–	–	–	–	–
$15,733,901	$148,086,781	$248,107,158	$303,093,325	$394,978,026	$141,658,213	$827,581,031

$14,663,623	$19,428,121	$82,195,659	$232,018,788	$239,464,732	$24,580,238	$571,562,921
1,403,139	1,401,595	4,565,501	14,283,314	12,724,491	1,670,820	31,761,901
$10.45	$13.86	$18.00	$16.24	$18.82	$14.71	$18.00
$11.06	$14.67	$19.05	$17.19	$19.92	$15.57	$19.05
$1,070,278	$128,658,660	$165,911,499	$71,074,537	$155,513,294	$117,077,975	$256,018,110
102,217	9,015,636	8,780,136	3,873,245	7,246,043	7,938,646	13,151,464
$10.47	$14.27	$18.90	$18.35	$21.46	$14.75	$19.47

(a)	Includes foreign currency holdings of $27 (cost $27).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Assets and Liabilities – continued

As of April 30, 2013 (unaudited)	Partner Worldwide Allocation Fund	Large Cap Growth Fund	Large Cap Value Fund	Large Cap Stock Fund
Assets
Investments at cost	$705,100,769	$332,950,915	$541,782,401	$1,400,274,944
Investments in securities at value	783,592,706	363,429,219	630,536,050	1,489,278,414
Investments in affiliates at value	20,742,094	14,500,406	37,959,736	150,564,489
Investments at Value	804,334,800	377,929,625	668,495,786	1,639,842,903

Cash	1,303,120 (a)	100,048	100,000	500,000
Initial margin deposit on open future contracts	57,150	–	–	–
Dividends and interest receivable	5,677,425	356,980	673,237	996,109
Prepaid expenses	30,715	27,581	25,077	41,119
Receivable for investments sold	1,010,814	4,721,313	–	–
Receivable for fund shares sold	158,430	131,117	436,254	164,282
Receivable for forward contracts	851,532	–	–	–
Receivable for variation margin	13,643	–	–	267,000
Total Assets	813,437,629	383,266,664	669,730,354	1,641,811,413

Liabilities
Distributions payable	–	–	–	–
Accrued expenses	225,483	101,211	131,463	695,288
Payable for investments purchased	2,035,824	3,749,197	–	–
Payable upon return of collateral for securities loaned	2,302,050	–	18,670,675	1,485,375
Payable for fund shares redeemed	202,515	47,203	180,357	660,870
Payable for forward contracts	756,963	–	–	–
Swap agreements, at value	–	–	–	–
Payable for variation margin	6,531	–	–	–
Payable to affiliate	677,989	297,526	344,994	1,331,149
Mortgage dollar roll deferred revenue	–	–	–	–
Total Liabilities	6,207,355	4,195,137	19,327,489	4,172,682

Net Assets
Capital stock (beneficial interest)	834,219,545	391,539,488	552,514,097	1,306,961,159
Accumulated undistributed net investment income/(loss)	5,725,417	843,501	1,147,339	(54,944)
Accumulated undistributed net realized gain/(loss)	(131,976,390)	(58,290,227)	(29,971,956)	88,371,830
Net unrealized appreciation/(depreciation) on:
Investments	99,234,031	44,978,710	126,713,385	239,567,959
Affiliated investments	–	–	–	–
Futures contracts	(59,825)	–	–	2,792,727
Foreign currency forward contracts	94,569	–	–	–
Foreign currency transactions	(7,073)	55	–	–
Swap agreements	–	–	–	–
Total Net Assets	$807,230,274	$379,071,527	$650,402,865	$1,637,638,731

Class A Share Capital	$173,219,374	$133,349,721	$191,940,284	$1,449,028,902
Shares of beneficial interest outstanding (Class A)	17,870,415	22,100,647	11,430,058	58,845,088
Net asset value per share	$9.69	$6.03	$16.79	$24.62
Maximum public offering price	$10.25	$6.38	$17.77	$26.05
Institutional Class Share Capital	$634,010,900	$245,721,806	$458,462,581	$188,609,829
Shares of beneficial interest outstanding (Institutional Class)	65,096,668	37,868,194	27,174,030	7,616,338
Net asset value per share	$9.74	$6.49	$16.87	$24.76

(a)	Includes foreign currency holdings of $194,954 (cost $194,293).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Assets and Liabilities – continued

Balanced Fund	High Yield Fund	Municipal Bond Fund	Income Fund	Core Bond Fund	Government Bond Fund	Limited Maturity Bond Fund

$204,426,063	$826,371,546	$1,494,726,575	$896,224,001	$351,363,740	$107,698,036	$972,103,922
200,264,701	807,813,993	1,651,181,970	889,210,308	293,890,100	102,661,368	920,737,399
21,898,693	72,689,370	–	70,027,368	70,274,093	8,350,966	63,769,320
222,163,394	880,503,363	1,651,181,970	959,237,676	364,164,193	111,012,334	984,506,719

500,028	100,000	411,618	500,000	500,000	100,000	500,000
–	–	–	–	–	–	–
406,572	14,358,287	22,511,867	8,478,371	1,286,876	337,867	2,476,470
18,200	33,603	50,734	35,894	27,269	20,271	43,318
1,731,588	13,633,113	–	1,784,821	2,361,773	–	1,375,324
23,100	700,626	701,059	546,532	34,602	51,531	1,840,861
–	–	–	–	–	–	–
13,093	–	–	71,522	25,664	–	27,810
224,855,975	909,328,992	1,674,857,248	970,654,816	368,400,377	111,522,003	990,770,502

–	1,053,833	804,698	209,842	57,683	1,153	18,145
98,961	160,814	320,329	163,966	120,638	20,186	136,791
21,320,162	13,958,747	5,000,000	59,601,278	78,965,260	6,391,975	53,537,196
1,034,581	55,123,478	–	10,496,675	–	–	7,087,790
34,583	386,911	877,589	521,714	106,769	16,509	1,341,988
–	–	–	–	–	–	–
64,387	432,413	–	331,353	515,096	–	558,020
4,375	–	–	78,750	17,500	–	2,188
156,937	466,105	1,023,813	429,418	191,942	49,271	345,207
13,606	–	–	33,989	52,921	4,430	34,475
22,727,592	71,582,301	8,026,429	71,866,985	80,027,809	6,483,524	63,061,800

174,392,342	839,129,940	1,508,944,935	854,340,122	283,677,630	100,161,436	915,698,565
(227,739)	301,044	(62,577)	135,560	162,800	17,870	225,653
10,226,346	(55,587,393)	1,493,066	(18,422,910)	(7,769,759)	1,544,875	800,383

17,315,989	54,131,817	156,455,395	63,013,675	9,209,491	3,314,298	10,189,025
421,342	–	–	–	3,590,962	–	2,213,772
37,669	–	–	(103,353)	(197,803)	–	(1,092,881)
–	–	–	–	–	–	–
28	–	–	–	–	–	–
(37,594)	(228,717)	–	(175,263)	(300,753)	–	(325,815)
$202,128,383	$837,746,691	$1,666,830,819	$898,787,831	$288,372,568	$105,038,479	$927,708,702

$150,976,826	$559,098,479	$1,566,947,200	$460,081,638	$248,885,534	$14,342,527	$460,009,917
11,482,212	107,993,974	131,485,736	48,695,510	23,077,889	1,381,071	36,328,887
$13.15	$5.18	$11.92	$9.45	$10.78	$10.39	$12.66
$13.92	$5.42	$12.48	$9.90	$11.29	$10.60	$12.66
$51,151,557	$278,648,212	$99,883,619	$438,706,193	$39,487,034	$90,695,952	$467,698,785
3,896,370	53,795,839	8,381,592	46,471,849	3,660,483	8,731,451	36,943,760
$13.13	$5.18	$11.92	$9.44	$10.79	$10.39	$12.66

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Assets and Liabilities – continued

As of April 30, 2013 (unaudited)	Money Market Fund
Assets
Investments at cost	$490,592,879
Investments in securities at value	490,592,879
Investments at Value	490,592,879	[1]

Cash	2,617
Dividends and interest receivable	319,610
Prepaid expenses	50,670
Receivable for fund shares sold	2,611,845
Total Assets	493,577,621

Liabilities
Accrued expenses	75,981
Payable for investments purchased	16,760,000
Payable for fund shares redeemed	4,075,450
Payable to affiliate	39,258
Total Liabilities	20,950,689

Net Assets
Capital stock (beneficial interest)	472,626,932
Accumulated undistributed net investment income/(loss)	(9,048)
Accumulated undistributed net realized gain/(loss)	9,048
Total Net Assets	$472,626,932

Class A Share Capital	$463,163,560
Shares of beneficial interest outstanding (Class A)	463,163,559
Net asset value per share	$1.00
Maximum public offering price	$1.00
Institutional Class Share Capital	$9,463,372
Shares of beneficial interest outstanding (Institutional Class)	9,463,372
Net asset value per share	$1.00

[1]	Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this schedule.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Mutual Funds

Statement of Operations

For the six months ended April 30, 2013 (unaudited)	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
Investment Income
Dividends	$1,617,826	$2,749,767	$2,057,324	$807,728
Taxable interest	139,477	2,391,019	3,345,418	2,595,363
Income from mortgage dollar rolls	33,797	200,193	604,353	579,036
Income from securities loaned	–	1,326	1,741	2,727
Income from affiliated investments	4,633,903	13,566,845	13,664,807	5,374,475
Foreign tax withholding	(5,399)	(7,802)	(5,512)	(2,655)
Total Investment Income	6,419,604	18,901,348	19,668,131	9,356,674

Expenses
Adviser fees	972,803	2,015,728	1,931,775	1,057,308
Sub-Adviser fees	–	–	–	–
Administrative service fees	91,283	168,631	170,088	99,295
Amortization of offering costs	–	–	–	–
Audit and legal fees	13,725	19,396	19,611	14,332
Custody fees	24,893	32,500	32,579	30,047
Distribution expenses Class A	638,618	1,643,540	1,694,058	809,196
Insurance expenses	3,510	5,872	5,829	3,639
Printing and postage expenses Class A	93,874	185,438	154,305	66,784
Printing and postage expenses Institutional Class	201	175	237	225
SEC and state registration expenses	25,254	41,935	44,306	30,994
Transfer agent fees Class A	380,646	738,870	576,001	236,788
Transfer agent fees Institutional Class	200	215	340	394
Trustees’ fees	7,595	12,526	11,993	8,476
Other expenses	6,195	16,707	16,609	16,211
Total Expenses Before Reimbursement	2,258,797	4,881,533	4,657,731	2,373,689
Less:
Reimbursement from adviser	–	–	–	–
Custody earnings credit	(265)	(305)	(323)	(398)
Total Net Expenses	2,258,532	4,881,228	4,657,408	2,373,291

Net Investment Income/(Loss)	4,161,072	14,020,120	15,010,723	6,983,383
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	5,350,742	10,818,161	9,094,015	3,869,911
Affiliated investments	3,340,433	4,255,997	2,198,104	670,024
Distributions of realized capital gains from affiliated investments	5,299,556	10,218,908	5,651,596	975,063
Written option contracts	–	3,732	12,715	13,412
Futures contracts	(464,727)	421,839	1,402,495	373,589
Foreign currency transactions	(90,506)	(173,974)	(137,026)	(48,536)
Swap agreements	–	(1,151,612)	(1,151,602)	(885,854)
Change in net unrealized appreciation/(depreciation) on:
Investments	15,429,389	27,054,822	20,212,989	8,527,341
Affiliated investments	35,941,879	77,714,645	60,755,585	17,424,696
Written option contracts	–	(4,977)	(16,953)	(17,883)
Futures contracts	(3,584,278)	(2,466,729)	495,059	1,035,704
Foreign currency forward contracts	15	39	39	21
Foreign currency transactions	3,159	6,505	4,892	1,842
Swap agreements	–	(421,151)	(421,151)	(323,962)
Net Realized and Unrealized Gains/(Losses)	61,225,662	126,276,205	98,100,757	31,615,368

Net Increase/(Decrease) in Net Assets Resulting From Operations	$65,386,734	$140,296,325	$113,111,480	$38,598,751

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations – continued

Partner Emerging Markets Equity Fund	Partner Small Cap Growth Fund	Partner Small Cap Value Fund	Small Cap Stock Fund	Mid Cap Growth Fund	Partner Mid Cap Value Fund	Mid Cap Stock Fund

$191,402	$676,061	$3,491,927	$1,733,826	$1,962,234	$1,328,441	$5,096,388
38	132	166	911	305	97	1,188
–	–	–	–	–	–	–
–	84,568	31,388	77,299	5,596	5,119	35,226
124	1,612	2,101	18,075	9,105	1,293	14,668
(25,479)	(663)	(2,447)	–	(2,137)	748	–
166,085	761,710	3,523,135	1,830,111	1,975,103	1,335,698	5,147,470

40,901	197,120	116,654	989,180	760,156	188,954	2,565,391
54,321	429,298	696,820	–	–	324,900	–
36,507	48,206	57,048	62,436	71,537	48,005	108,451
20,753	–	–	–	–	–	–
8,505	10,545	11,165	11,587	12,312	10,526	14,850
85,532	11,604	6,068	7,081	6,605	14,649	12,974
18,504	22,607	94,789	277,520	290,848	26,615	673,333
1,765	2,149	2,433	2,654	2,964	2,129	4,123
734	4,011	18,585	54,460	61,234	5,217	90,921
38	206	6,171	183	7,348	147	690
5,343	13,936	14,765	16,712	17,826	14,114	21,647
2,971	20,307	95,091	275,009	282,792	26,262	451,238
133	143	37,821	413	42,803	795	3,117
2,569	6,551	9,029	11,924	13,154	6,511	25,396
8,232	4,826	5,087	4,963	5,192	4,713	6,373
286,808	771,509	1,171,526	1,714,122	1,574,771	673,537	3,978,504

(159,919)	(14,375)	(101)	–	–	(20,568)	–
(78)	(348)	(202)	(183)	(104)	(201)	(175)
126,811	756,786	1,171,223	1,713,939	1,574,667	652,768	3,978,329

39,274	4,924	2,351,912	116,172	400,436	682,930	1,169,141

593,413	8,981,201	4,845,638	(4,045,773)	30,952,038	14,797,149	39,445,449
–	–	–	–	–	–	–
–	5	3	17	8	2	28
–	–	–	–	–	–	–
–	–	–	2,312,831	–	–	–
(10,021)	–	(5)	(903)	–	–	–
–	–	–	–	–	–	–

(199,493)	8,396,980	29,514,762	36,936,191	8,362,419	8,100,621	84,399,004
–	–	–	–	–	–	–
–	–	–	–	–	–	–
–	–	–	2,252,402	–	–	–
10	–	–	–	–	–	–
(44)	–	–	–	–	–	–
–	–	–	–	–	–	–
383,865	17,378,186	34,360,398	37,454,765	39,314,465	22,897,772	123,844,481

$423,139	$17,383,110	$36,712,310	$37,570,937	$39,714,901	$23,580,702	$125,013,622

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations – continued

For the six months ended April 30, 2013 (unaudited)	Partner Worldwide Allocation Fund	Large Cap Growth Fund	Large Cap Value Fund	Large Cap Stock Fund
Investment Income
Dividends	$10,091,023	$3,075,919	$6,824,776	$15,534,892
Taxable interest	2,434,960	480	412	6,646
Tax-Exempt interest	–	–	–	–
Income from mortgage dollar rolls	–	–	–	–
Income from securities loaned	85,301	268	12,304	1,270
Income from affiliated investments	8,724	6,936	9,377	73,535
Foreign tax withholding	(683,509)	(16,030)	(16,229)	–
Total Investment Income	11,936,499	3,067,573	6,830,640	15,616,343

Expenses
Adviser fees	1,393,756	1,363,204	1,359,692	4,499,344
Sub-Adviser fees	1,868,901	–	–	–
Administrative service fees	106,470	69,507	92,338	184,672
Audit and legal fees	19,123	12,102	13,699	20,628
Custody fees	239,444	6,164	7,323	15,269
Distribution expenses Class A	204,721	160,571	222,266	1,748,748
Insurance expenses	3,864	2,816	3,488	6,670
Printing and postage expenses Class A	51,884	39,268	37,008	271,635
Printing and postage expenses Institutional Class	1,268	174	4,973	329
SEC and state registration expenses	21,087	17,902	19,739	29,459
Transfer agent fees Class A	254,024	196,110	180,715	1,138,828
Transfer agent fees Institutional Class	3,902	540	29,931	737
Trustees’ fees	22,617	13,408	19,195	54,545
Other expenses	30,141	5,055	5,757	8,545
Total Expenses Before Reimbursement	4,221,202	1,886,821	1,996,124	7,979,409

Less:
Reimbursement from adviser	(223,366)	(151,698)	–	–
Custody earnings credit	(897)	(112)	(185)	(137)
Total Net Expenses	3,996,939	1,735,011	1,995,939	7,979,272

Net Investment Income/(Loss)	7,939,560	1,332,562	4,834,701	7,637,071

Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	6,460,044	12,615,254	22,431,808	94,771,977
Affiliated investments	–	–	–	–
Distributions of realized capital gains from affiliated investments	7	5	6	44
Futures contracts	285,542	–	–	7,072,682
Foreign currency transactions	(115,054)	(4,287)	–	(40,597)
Swap agreements	–	–	–	–
Change in net unrealized appreciation/(depreciation) on:
Investments	81,105,523	22,541,330	66,444,522	55,760,714
Affiliated investments	–	–	–	–
Futures contracts	(50,693)	–	–	6,574,169
Foreign currency forward contracts	222,544	–	–	–
Foreign currency transactions	21,156	55	–	–
Swap agreements	–	–	–	–
Net Realized and Unrealized Gains/(Losses)	87,929,069	35,152,357	88,876,336	164,138,989

Net Increase/(Decrease) in Net Assets Resulting From Operations	$95,868,629	$36,484,919	$93,711,037	$171,776,060

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations – continued

Balanced Fund	High Yield Fund	Municipal Bond Fund	Income Fund	Core Bond Fund	Government Bond Fund	Limited Maturity Bond Fund

$1,289,195	$83,543	$–	$328,272	$34,200	$–	$123,542
628,542	27,641,603	161,959	17,152,564	2,960,171	723,027	7,010,385
–	–	35,031,347	–	–	–	–
164,101	–	–	492,993	632,727	56,639	380,461
1,745	84,030	–	7,819	15	5,463	11,193
63,016	18,954	–	33,404	429,322	3,604	307,918
(12,105)	–	–	–	–	–	–
2,134,494	27,828,130	35,193,306	18,015,052	4,056,435	788,733	7,833,499

533,579	1,539,114	3,237,452	1,490,394	640,895	208,105	1,284,026
–	–	–	–	–	–	–
53,423	111,820	190,595	118,541	62,064	44,886	119,423
10,955	15,308	21,184	16,020	11,630	10,312	15,887
12,261	11,634	20,504	17,457	9,049	5,490	15,730
180,211	668,277	1,921,896	560,156	307,981	9,256	270,050
2,341	3,950	6,345	4,226	2,589	2,059	4,480
26,375	72,768	100,072	59,851	35,401	4,627	66,002
187	7,530	3,219	2,591	305	289	7,941
15,155	28,943	46,346	28,165	18,924	13,012	47,013
110,099	261,692	294,350	220,713	145,272	18,496	229,403
169	45,188	18,349	12,628	863	437	47,826
9,548	22,932	45,779	24,886	11,800	3,647	24,747
9,734	19,106	48,300	19,483	10,176	6,213	15,920
964,037	2,808,262	5,954,391	2,575,111	1,256,949	326,829	2,148,448

(3,261)	–	–	–	(108,090)	(7,546)	(17,273)
(164)	(253)	(89)	(202)	(238)	(227)	(183)
960,612	2,808,009	5,954,302	2,574,909	1,148,621	319,056	2,130,992

1,173,882	25,020,121	29,239,004	15,440,143	2,907,814	469,677	5,702,507

10,245,111	11,770,481	1,767,840	13,578,652	1,925,362	1,544,949	3,389,743
70,493	–	–	–	296,474	–	1,049,310
4	25	–	21	13	1	13
151,125	–	–	(1,396,526)	(267,249)	–	(562,171)
(652)	–	–	–	–	–	–
(115,346)	(1,461,791)	–	(1,155,075)	(922,762)	–	(999,659)

7,880,907	16,568,267	(3,207,872)	(5,181,178)	943,119	(1,213,879)	1,405,656
(12,979)	–	–	–	134,435	–	(744,842)
42,271	–	–	206,844	(185,084)	–	(869,781)
–	–	–	–	–	–	–
28	–	–	–	–	–	–
986	61,340	–	75,790	7,886	–	8,545
18,261,948	26,938,322	(1,440,032)	6,128,528	1,932,194	331,071	2,676,814

$19,435,830	$51,958,443	$27,798,972	$21,568,671	$4,840,008	$800,748	$8,379,321

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations – continued

For the six months ended April 30, 2013 (unaudited)	Money Market Fund
Investment Income
Dividends	$27,693
Taxable interest	552,241
Total Investment Income	579,934

Expenses
Adviser fees	1,227,651
Administrative service fees	81,732
Audit and legal fees	12,798
Custody fees	12,373
Distribution expenses Class A	301,150
Insurance expenses	3,368
Printing and postage expenses Class A	151,091
Printing and postage expenses Institutional Class	274
SEC and state registration expenses	54,814
Transfer agent fees Class A	448,410
Transfer agent fees Institutional Class	807
Trustees’ fees	11,655
Other expenses	8,535
Total Expenses Before Reimbursement	2,314,658

Less:
Reimbursement from adviser	(1,725,554)
Custody earnings credit	(122)
Total Net Expenses	588,982

Net Investment Income/(Loss)	(9,048)

Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	9,048
Net Realized and Unrealized Gains/(Losses)	9,048

Net Increase/(Decrease) in Net Assets Resulting From Operations	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Mutual Funds

Statement of Changes in Net Assets

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund
For the periods ended	4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012
Operations
Net investment income/(loss)	$4,161,072	$2,182,320	$14,020,120	$13,375,503
Net realized gains/(losses)	13,435,498	10,268,719	24,393,051	23,411,598
Change in net unrealized appreciation/(depreciation)	47,790,164	33,691,968	101,883,154	74,379,476
Net Change in Net Assets Resulting From Operations	65,386,734	46,143,007	140,296,325	111,166,577
Distributions to Shareholders
From net investment income Class A	(4,035,207)	(2,362,528)	(18,716,141)	(15,228,935)
From net investment income Institutional Class	(974,138)	(687,226)	(1,621,401)	(1,430,963)
Total From Net Investment Income	(5,009,345)	(3,049,754)	(20,337,542)	(16,659,898)
From net realized gains Class A	(4,065,813)	–	(9,895,481)	–
From net realized gains Institutional Class	(652,519)	–	(687,285)	–
Total From Net Realized Gains	(4,718,332)	–	(10,582,766)	–
Total Distributions to Shareholders	(9,727,677)	(3,049,754)	(30,920,308)	(16,659,898)
Capital Stock Transactions

Class A
Sold	33,189,976	55,000,663	88,999,066	140,815,765
Distributions reinvested	8,084,630	2,358,027	28,516,066	15,171,749
Redeemed	(39,042,197)	(61,838,154)	(81,693,597)	(144,482,829)
Total Class A Capital Stock Transactions	2,232,409	(4,479,464)	35,821,535	11,504,685

Institutional Class
Sold	8,130,946	15,664,364	7,992,791	11,803,770
Distributions reinvested	1,626,656	687,225	2,307,031	1,429,891
Redeemed	(13,353,267)	(21,638,126)	(9,363,802)	(14,598,328)
Total Institutional Class Capital Stock Transactions	(3,595,665)	(5,286,537)	936,020	(1,364,667)
Capital Stock Transactions	(1,363,256)	(9,766,001)	36,757,555	10,140,018

Net Increase/(Decrease) in Net Assets	54,295,801	33,327,252	146,133,572	104,646,697
Net Assets, Beginning of Period	575,482,901	542,155,649	1,358,329,579	1,253,682,882
Net Assets, End of Period	$629,778,702	$575,482,901	$1,504,463,151	$1,358,329,579
Accumulated Undistributed Net Investment Income/(Loss)	$(716,059)	$132,214	$444,494	$6,761,916

Capital Stock Share Transactions

Class A shares
Sold	2,751,783	4,938,608	7,384,237	12,578,142
Distributions reinvested	697,560	225,003	2,446,918	1,439,445
Redeemed	(3,254,406)	(5,541,047)	(6,824,853)	(12,889,713)
Total Class A shares	194,937	(377,436)	3,006,302	1,127,874

Institutional Class shares
Sold	676,728	1,407,797	661,544	1,051,797
Distributions reinvested	139,459	65,326	196,902	135,023
Redeemed	(1,110,215)	(1,916,314)	(779,164)	(1,289,591)
Total Institutional Class shares	(294,028)	(443,191)	79,282	(102,771)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

Moderate Allocation Fund		Moderately Conservative Allocation Fund		Partner Emerging Markets Equity Fund		Partner Small Cap Growth Fund
4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012(a)	4/30/2013 (unaudited)	10/31/2012

$15,010,723	$19,616,676	$6,983,383	$10,622,842	$39,274	$16,129	$4,924	$(756,248)
17,070,297	24,785,908	4,967,609	14,032,483	583,392	118,861	8,981,206	9,426,892
81,030,460	65,903,613	26,647,759	22,764,119	(199,527)	266,323	8,396,980	1,426,438
113,111,480	110,306,197	38,598,751	47,419,444	423,139	401,313	17,383,110	10,097,082

(14,678,718)	(18,540,380)	(6,682,256)	(10,200,483)	–	–	–	–
(845,408)	(1,162,146)	(362,838)	(517,656)	–	–	–	–
(15,524,126)	(19,702,526)	(7,045,094)	(10,718,139)	–	–	–	–
(16,357,946)	(1,435,970)	(10,560,721)	(3,065,524)	(134,310)	–	(512,284)	–
(812,294)	(72,960)	(485,386)	(123,672)	(9,537)	–	(3,324,942)	–
(17,170,240)	(1,508,930)	(11,046,107)	(3,189,196)	(143,847)	–	(3,837,226)	–
(32,694,366)	(21,211,456)	(18,091,201)	(13,907,335)	(143,847)	–	(3,837,226)	–

107,212,034	168,819,869	62,687,325	111,972,893	3,300,801	14,304,841	1,150,040	1,789,864
30,821,852	19,811,801	17,075,945	13,135,303	134,309	–	509,788	–
(89,824,622)	(164,531,041)	(49,597,738)	(83,973,451)	(3,424,254)	(286,520)	(1,190,257)	(5,750,627)
48,209,264	24,100,629	30,165,532	41,134,745	10,856	14,018,321	469,571	(3,960,763)

7,165,006	13,467,649	8,568,652	9,336,950	452,782	1,005,000	4,600	3,788,480
1,638,786	1,220,635	840,853	629,456	9,537	–	3,324,940	–
(7,525,924)	(12,626,406)	(6,040,041)	(5,748,174)	(433,200)	(10,000)	(1,531,366)	(2,057,440)
1,277,868	2,061,878	3,369,464	4,218,232	29,119	995,000	1,798,174	1,731,040
49,487,132	26,162,507	33,534,996	45,352,977	39,975	15,013,321	2,267,745	(2,229,723)

129,904,246	115,257,248	54,042,546	78,865,086	319,267	15,414,634	15,813,629	7,867,359
1,382,495,940	1,267,238,692	660,944,518	582,079,432	15,414,634	–	132,273,152	124,405,793
$1,512,400,186	$1,382,495,940	$714,987,064	$660,944,518	$15,733,901	$15,414,634	$148,086,781	$132,273,152
$632,306	$1,145,709	$712,053	$773,764	$38,879	$(395)	$(633,433)	$(638,357)

9,086,597	15,129,103	5,491,277	10,178,876	307,696	1,429,301	87,146	143,788
2,669,662	1,803,430	1,516,738	1,212,494	12,611	–	41,548	–
(7,642,362)	(14,768,857)	(4,351,763)	(7,639,901)	(318,975)	(27,494)	(91,356)	(484,264)
4,113,897	2,163,676	2,656,252	3,751,469	1,332	1,401,807	37,338	(340,476)

604,949	1,208,900	749,835	847,571	42,589	100,487	338	317,524
141,394	110,637	74,445	57,811	895	–	263,675	–
(636,700)	(1,129,919)	(529,536)	(522,458)	(40,790)	(964)	(108,841)	(167,122)
109,643	189,618	294,744	382,924	2,694	99,523	155,172	150,402

(a)	For the period from August 31, 2012 (inception) through October 31, 2012

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Partner Small Cap Value Fund		Small Cap Stock Fund
For the periods ended	4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012
Operations
Net investment income/(loss)	$2,351,912	$2,052,457	$116,172	$(521,135)
Net realized gains/(losses)	4,845,636	3,862,388	(1,733,828)	18,086,422
Change in net unrealized appreciation/(depreciation)	29,514,762	19,436,689	39,188,593	2,341,194
Net Change in Net Assets Resulting From Operations	36,712,310	25,351,534	37,570,937	19,906,481
Distributions to Shareholders
From net investment income Class A	(1,353,499)	(72,063)	–	–
From net investment income Institutional Class	(3,382,127)	(937,645)	–	–
Total From Net Investment Income	(4,735,626)	(1,009,708)	–	–
From net realized gains Class A	(1,262,964)	(756,922)	–	–
From net realized gains Institutional Class	(2,497,826)	(1,493,501)	–	–
Total From Net Realized Gains	(3,760,790)	(2,250,423)	–	–
Total Distributions to Shareholders	(8,496,416)	(3,260,131)	–	–
Capital Stock Transactions

Class A
Sold	4,880,729	5,763,763	4,048,821	7,602,804
Distributions reinvested	2,584,612	820,196	–	–
Redeemed	(6,447,336)	(11,122,924)	(17,339,840)	(32,732,800)
Total Class A Capital Stock Transactions	1,018,005	(4,538,965)	(13,291,019)	(25,129,996)

Institutional Class
Sold	9,013,967	14,023,979	58,489	724,705
Distributions reinvested	5,879,952	2,431,146	–	–
Redeemed	(16,941,253)	(25,795,278)	(1,275,187)	(2,085,560)
Total Institutional Class Capital Stock Transactions	(2,047,334)	(9,340,153)	(1,216,698)	(1,360,855)
Capital Stock Transactions	(1,029,329)	(13,879,118)	(14,507,717)	(26,490,851)

Net Increase/(Decrease) in Net Assets	27,186,565	8,212,285	23,063,220	(6,584,370)
Net Assets, Beginning of Period	220,920,593	212,708,308	280,030,105	286,614,475
Net Assets, End of Period	$248,107,158	$220,920,593	$303,093,325	$280,030,105
Accumulated Undistributed Net Investment Income/(Loss)	$(1,622,843)	$760,871	$(298,440)	$(414,612)

Capital Stock Share Transactions

Class A shares
Sold	285,075	375,943	264,233	542,602
Distributions reinvested	163,503	57,957	–	–
Redeemed	(384,087)	(721,876)	(1,145,456)	(2,327,430)
Total Class A shares	64,491	(287,976)	(881,223)	(1,784,828)

Institutional Class shares
Sold	506,064	870,204	3,422	46,917
Distributions reinvested	354,513	161,594	–	–
Redeemed	(947,466)	(1,604,851)	(72,382)	(134,487)
Total Institutional Class shares	(86,889)	(573,053)	(68,960)	(87,570)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

Mid Cap Growth Fund		Partner Mid Cap Value Fund		Mid Cap Stock Fund		Partner Worldwide Allocation Fund
4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012

$400,436	$(659,828)	$682,930	$1,422,035	$1,169,141	$428,880	$7,939,560	$14,890,250
30,952,046	27,994,939	14,797,151	3,228,750	39,445,477	60,824,551	6,630,539	(550,430)
8,362,419	(8,378,199)	8,100,621	9,120,146	84,399,004	(7,148,855)	81,298,530	28,836,837
39,714,901	18,956,912	23,580,702	13,770,931	125,013,622	54,104,576	95,868,629	43,176,657

–	–	(154,671)	(78,552)	(29,944)	–	(3,225,457)	(1,608,097)
–	–	(1,253,387)	(808,554)	(970,124)	–	(13,459,681)	(5,022,998)
–	–	(1,408,058)	(887,106)	(1,000,068)	–	(16,685,138)	(6,631,095)
(16,658,130)	(1,969,401)	(416,818)	–	–	–	–	–
(9,707,644)	(1,129,905)	(2,374,599)	–	–	–	–	–
(26,365,774)	(3,099,306)	(2,791,417)	–	–	–	–	–
(26,365,774)	(3,099,306)	(4,199,475)	(887,106)	(1,000,068)	–	(16,685,138)	(6,631,095)

6,030,918	11,101,603	2,788,931	1,585,359	8,504,390	14,058,207	7,455,292	10,087,585
16,413,270	1,943,741	565,544	77,568	29,576	(1,305)	3,174,611	1,586,088
(19,065,896)	(31,100,462)	(1,236,075)	(1,903,254)	(41,085,638)	(72,900,438)	(14,238,009)	(39,668,003)
3,378,292	(18,055,118)	2,118,400	(240,327)	(32,551,672)	(58,843,536)	(3,608,106)	(27,994,330)

5,765,844	16,031,070	235,036	281,240	4,292,054	7,740,246	19,864,431	40,496,317
9,670,232	1,125,713	3,627,984	808,554	964,440	–	13,394,077	4,998,295
(16,894,874)	(26,025,910)	(14,215,782)	(1,361,626)	(7,080,706)	(19,446,120)	(5,771,528)	(7,701,083)
(1,458,798)	(8,869,127)	(10,352,762)	(271,832)	(1,824,212)	(11,705,874)	27,486,980	37,793,529
1,919,494	(26,924,245)	(8,234,362)	(512,159)	(34,375,884)	(70,549,410)	23,878,874	9,799,199

15,268,621	(11,066,639)	11,146,865	12,371,666	89,637,670	(16,444,834)	103,062,365	46,344,761
379,709,405	390,776,044	130,511,348	118,139,682	737,943,361	754,388,195	704,167,909	657,823,148
$394,978,026	$379,709,405	$141,658,213	$130,511,348	$827,581,031	$737,943,361	$807,230,274	$704,167,909
$345,211	$(55,225)	$276,989	$1,002,117	$123,515	$(45,558)	$5,725,417	$14,470,995

328,390	609,758	200,209	130,008	507,429	946,125	807,108	1,211,715
950,943	117,802	44,241	6,834	1,884	(91)	353,520	204,130
(1,041,746)	(1,710,760)	(91,837)	(157,207)	(2,488,059)	(4,886,042)	(1,560,855)	(4,808,833)
237,587	(983,200)	152,613	(20,365)	(1,978,746)	(3,940,008)	(400,227)	(3,392,988)

276,092	787,890	17,045	23,193	235,805	486,111	2,246,718	4,960,787
492,124	60,784	282,966	71,176	56,899	–	1,486,579	641,630
(811,763)	(1,270,759)	(997,112)	(111,417)	(397,932)	(1,207,389)	(623,016)	(916,945)
(43,547)	(422,085)	(697,101)	(17,048)	(105,228)	(721,278)	3,110,281	4,685,472

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Large Cap Growth Fund		Large Cap Value Fund
For the periods ended	4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012
Operations
Net investment income/(loss)	$1,332,562	$1,469,258	$4,834,701	$9,634,332
Net realized gains/(losses)	12,610,972	25,811,938	22,431,814	34,221,609
Change in net unrealized appreciation/(depreciation)	22,541,385	10,068,813	66,444,522	33,858,232
Net Change in Net Assets Resulting From Operations	36,484,919	37,350,009	93,711,037	77,714,173
Distributions to Shareholders
From net investment income Class A	(404,216)	–	(2,688,302)	(2,169,450)
From net investment income Institutional Class	(1,479,199)	(13,488)	(8,417,513)	(6,836,912)
Total From Net Investment Income	(1,883,415)	(13,488)	(11,105,815)	(9,006,362)
From net realized gains Class A	–	–	–	–
From net realized gains Institutional Class	–	–	–	–
Total From Net Realized Gains	–	–	–	–
Total Distributions to Shareholders	(1,883,415)	(13,488)	(11,105,815)	(9,006,362)
Capital Stock Transactions

Class A
Sold	7,181,453	12,362,061	7,745,404	8,777,138
Distributions reinvested	398,325	–	2,608,340	2,110,852
Redeemed	(11,553,577)	(18,151,402)	(14,150,522)	(25,305,098)
Total Class A Capital Stock Transactions	(3,973,799)	(5,789,341)	(3,796,778)	(14,417,108)

Institutional Class
Sold	254,191	1,219,731	16,211,418	21,350,756
Distributions reinvested	1,469,664	13,397	8,390,885	6,815,490
Redeemed	(3,164,774)	(4,911,445)	(27,194,906)	(28,853,618)
Total Institutional Class Capital Stock Transactions	(1,440,919)	(3,678,317)	(2,592,603)	(687,372)
Capital Stock Transactions	(5,414,718)	(9,467,658)	(6,389,381)	(15,104,480)

Net Increase/(Decrease) in Net Assets	29,186,786	27,868,863	76,215,841	53,603,331
Net Assets, Beginning of Period	349,884,741	322,015,878	574,187,024	520,583,693
Net Assets, End of Period	$379,071,527	$349,884,741	$650,402,865	$574,187,024
Accumulated Undistributed Net Investment Income/(Loss)	$843,501	$1,394,354	$1,147,339	$7,418,453

Capital Stock Share Transactions

Class A shares
Sold	1,236,692	2,322,784	489,636	636,502
Distributions reinvested	72,422	–	177,922	162,749
Redeemed	(2,005,076)	(3,459,864)	(913,443)	(1,842,703)
Total Class A shares	(695,962)	(1,137,080)	(245,885)	(1,043,452)

Institutional Class shares
Sold	40,799	227,497	1,025,094	1,544,526
Distributions reinvested	249,096	2,612	570,808	523,865
Redeemed	(504,867)	(883,140)	(1,721,444)	(2,077,997)
Total Institutional Class shares	(214,972)	(653,031)	(125,542)	(9,606)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

Large Cap Stock Fund		Balanced Fund		High Yield Fund		Municipal Bond Fund
4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012

$7,637,071	$13,814,421	$1,173,882	$2,296,157	$25,020,121	$51,788,925	$29,239,004	$58,148,095
101,804,106	87,831,573	10,350,735	9,857,391	10,308,715	5,003,403	1,767,840	1,165,769
62,334,883	72,574,809	7,911,213	3,510,461	16,629,607	38,886,156	(3,207,872)	80,759,589
171,776,060	174,220,803	19,435,830	15,664,009	51,958,443	95,678,484	27,798,972	140,073,453

(15,271,693)	(9,327,896)	(904,850)	(1,466,431)	(16,009,483)	(32,753,321)	(27,334,016)	(54,235,793)
(2,714,556)	(1,875,088)	(420,641)	(777,933)	(8,668,844)	(18,753,112)	(1,904,988)	(3,912,302)
(17,986,249)	(11,202,984)	(1,325,491)	(2,244,364)	(24,678,327)	(51,506,433)	(29,239,004)	(58,148,095)
(73,722,998)	–	(7,202,125)	(3,512,172)	–	–	(547,349)	–
(9,153,189)	–	(2,491,936)	(1,317,538)	–	–	(36,124)	–
(82,876,187)	–	(9,694,061)	(4,829,710)	–	–	(583,473)	–
(100,862,436)	(11,202,984)	(11,019,552)	(7,074,074)	(24,678,327)	(51,506,433)	(29,822,477)	(58,148,095)

19,341,256	31,996,054	4,731,011	7,056,563	46,764,372	76,377,949	92,607,054	186,898,390
87,424,470	9,174,488	7,936,062	4,875,836	11,556,077	23,331,994	23,420,512	45,255,062
(103,235,175)	(198,360,312)	(8,961,356)	(18,182,481)	(37,353,059)	(53,561,522)	(79,149,593)	(116,539,725)
3,530,551	(157,189,770)	3,705,717	(6,250,082)	20,967,390	46,148,421	36,877,973	115,613,727

3,164,858	5,003,328	41,797	382,949	23,417,939	46,507,732	11,481,294	37,413,504
11,805,198	1,862,179	2,905,949	2,091,209	7,182,717	15,061,146	1,768,172	3,569,918
(4,542,273)	(23,667,338)	(3,853,017)	(7,621,983)	(46,840,804)	(34,843,781)	(15,772,893)	(30,129,328)
10,427,783	(16,801,831)	(905,271)	(5,147,825)	(16,240,148)	26,725,097	(2,523,427)	10,854,094
13,958,334	(173,991,601)	2,800,446	(11,397,907)	4,727,242	72,873,518	34,354,546	126,467,821

84,871,958	(10,973,782)	11,216,724	(2,807,972)	32,007,358	117,045,569	32,331,041	208,393,179
1,552,766,773	1,563,740,555	190,911,659	193,719,631	805,739,333	688,693,764	1,634,499,778	1,426,106,599
$1,637,638,731	$1,552,766,773	$202,128,383	$190,911,659	$837,746,691	$805,739,333	$1,666,830,819	$1,634,499,778
$(54,944)	$10,294,234	$(227,739)	$(76,130)	$301,044	$(40,750)	$(62,577)	$(62,577)

815,037	1,411,090	371,042	573,850	9,213,593	15,686,279	7,757,845	15,932,923
3,906,891	436,257	653,042	420,251	2,268,457	4,806,324	1,962,513	3,853,694
(4,359,876)	(8,794,470)	(704,562)	(1,475,757)	(7,353,449)	(11,082,025)	(6,632,465)	(9,949,435)
362,052	(6,947,123)	319,522	(481,656)	4,128,601	9,410,578	3,087,893	9,837,182

134,144	221,930	3,239	31,574	4,606,701	9,550,400	962,758	3,199,745
524,234	88,213	239,098	179,362	1,409,210	3,101,077	148,151	303,961
(191,805)	(1,087,231)	(301,753)	(616,929)	(9,251,933)	(7,234,550)	(1,321,557)	(2,566,745)
466,573	(777,088)	(59,416)	(405,993)	(3,236,022)	5,416,927	(210,648)	936,961

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Income Fund		Core Bond Fund
For the periods ended	4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012
Operations
Net investment income/(loss)	$15,440,143	$32,375,832	$2,907,814	$7,469,413
Net realized gains/(losses)	11,027,072	6,682,760	1,031,838	7,424,574
Change in net unrealized appreciation/(depreciation)	(4,898,544)	50,096,331	900,356	6,419,440
Net Change in Net Assets Resulting From Operations	21,568,671	89,154,923	4,840,008	21,313,427
Distributions to Shareholders
From net investment income Class A	(7,335,191)	(15,152,431)	(2,270,594)	(5,834,738)
From net investment income Institutional Class	(7,843,557)	(16,888,569)	(417,189)	(1,334,789)
Total From Net Investment Income	(15,178,748)	(32,041,000)	(2,687,783)	(7,169,527)
From net realized gains Class A	–	–	–	–
From net realized gains Institutional Class	–	–	–	–
Total From Net Realized Gains	–	–	–	–
Total Distributions to Shareholders	(15,178,748)	(32,041,000)	(2,687,783)	(7,169,527)
Capital Stock Transactions

Class A
Sold	34,033,293	54,132,265	16,461,820	28,424,145
Distributions reinvested	6,251,925	12,828,346	2,040,460	5,243,953
Redeemed	(31,483,755)	(45,329,117)	(20,690,741)	(32,556,065)
Total Class A Capital Stock Transactions	8,801,463	21,631,494	(2,188,461)	1,112,033

Institutional Class
Sold	16,218,584	60,999,457	13,470,652	19,240,418
Distributions reinvested	7,727,424	16,641,954	386,341	1,251,147
Redeemed	(44,474,959)	(51,287,785)	(11,722,035)	(42,211,397)
Total Institutional Class Capital Stock Transactions	(20,528,951)	26,353,626	2,134,958	(21,719,832)
Capital Stock Transactions	(11,727,488)	47,985,120	(53,503)	(20,607,799)

Net Increase/(Decrease) in Net Assets	(5,337,565)	105,099,043	2,098,722	(6,463,899)
Net Assets, Beginning of Period	904,125,396	799,026,353	286,273,846	292,737,745
Net Assets, End of Period	$898,787,831	$904,125,396	$288,372,568	$286,273,846
Accumulated Undistributed Net Investment Income/(Loss)	$135,560	$(125,835)	$162,800	$(57,231)

Capital Stock Share Transactions

Class A shares
Sold	3,641,663	5,985,753	1,539,703	2,728,733
Distributions reinvested	668,549	1,421,324	190,546	504,491
Redeemed	(3,368,482)	(5,042,251)	(1,935,628)	(3,134,100)
Total Class A shares	941,730	2,364,826	(205,379)	99,124

Institutional Class shares
Sold	1,736,063	6,782,001	1,260,435	1,857,729
Distributions reinvested	826,581	1,844,971	36,074	120,709
Redeemed	(4,754,580)	(5,748,876)	(1,095,155)	(4,061,141)
Total Institutional Class shares	(2,191,936)	2,878,096	201,354	(2,082,703)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

Government Bond Fund		Limited Maturity Bond Fund		Money Market Fund
4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012	4/30/2013 (unaudited)	10/31/2012

$469,677	$1,474,305	$5,702,507	$15,037,950	$(9,048)	$(1,271)
1,544,950	3,955,281	2,877,236	3,040,338	9,048	1,271
(1,213,879)	(742,442)	(200,422)	12,005,342	–	–
800,748	4,687,144	8,379,321	30,083,630	–	–

(52,423)	(119,305)	(2,416,023)	(5,306,573)	–	–
(467,254)	(1,355,000)	(3,094,249)	(9,221,678)	–	–
(519,677)	(1,474,305)	(5,510,272)	(14,528,251)	–	–
(561,671)	(211,872)	–	–	–	–
(3,340,936)	(2,209,175)	–	–	–	–
(3,902,607)	(2,421,047)	–	–	–	–
(4,422,284)	(3,895,352)	(5,510,272)	(14,528,251)	–	–

3,446,669	10,297,214	164,249,037	206,880,185	282,419,740	505,037,332
605,821	322,703	2,338,238	5,128,349	(66)	–
(3,720,232)	(3,483,749)	(116,230,215)	(155,039,162)	(313,152,095)	(599,026,272)
332,258	7,136,168	50,357,060	56,969,372	(30,732,421)	(93,988,940)

6,363,004	12,162,989	44,751,198	83,075,844	922,548	6,176,252
3,778,291	3,540,589	3,070,909	9,168,683	–	–
(14,391,307)	(12,928,987)	(54,210,208)	(213,356,680)	(3,986,090)	(5,211,686)
(4,250,012)	2,774,591	(6,388,101)	(121,112,153)	(3,063,542)	964,566
(3,917,754)	9,910,759	43,968,959	(64,142,781)	(33,795,963)	(93,024,374)

(7,539,290)	10,702,551	46,838,008	(48,587,402)	(33,795,963)	(93,024,374)
112,577,769	101,875,218	880,870,694	929,458,096	506,422,895	599,447,269
$105,038,479	$112,577,769	$927,708,702	$880,870,694	$472,626,932	$506,422,895
$17,870	$67,870	$225,653	$33,418	$(9,048)	$–

328,681	965,428	13,004,190	16,553,075	282,419,739	505,037,329
58,458	30,503	185,031	410,636	(66)	–
(357,855)	(327,092)	(9,201,825)	(12,417,077)	(313,152,094)	(599,026,270)
29,284	668,839	3,987,396	4,546,634	(30,732,421)	(93,988,941)

609,082	1,135,462	3,542,833	6,650,362	922,548	6,176,252
364,519	334,592	243,115	734,882	–	–
(1,352,013)	(1,205,506)	(4,293,167)	(17,074,059)	(3,986,090)	(5,211,686)
(378,412)	264,548	(507,219)	(9,688,815)	(3,063,542)	964,566

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into twenty-six separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four allocation funds, thirteen equity funds, two hybrid funds, six fixed-income funds and one money market fund. Thrivent Natural Resources Fund, Thrivent Equity Income Plus Fund and Thrivent Diversified Income Plus Fund have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.

(A) Share Classes – As of April 30, 2013, the Trust includes two classes of shares: Class A and Institutional Class. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have a 0.25% annual 12b-1 fee and a maximum front-end sales load of 5.50% for equity funds and 4.50% for fixed-income funds, although some of the fixed-income funds have reduced 12b-1 fees and either a reduced or no front-end sales load. Institutional Class shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. All 26 Funds of the Trust offer Class A and Institutional Class shares.

(B) Other – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser. The Adviser has formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. As of April 30, 2013, the following funds held these types of Level 3 securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Moderately Aggressive Allocation	1	0.02%
Moderate Allocation	1	0.02%
Moderately Conservative Allocation	1	0.06%
Partner Worldwide Allocation	3	0.17%
High Yield	2	0.04%
Core Bond	1	0.17%

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from sales of foreign currency, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

(D) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including liquity risk, currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(E) Federal Income Taxes – No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

Foreign Income Taxes – Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 30, 2013, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October 31, 2009 through 2012. Additionally, as of April 30, 2013, the tax year ended October 31, 2008 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of April 30, 2013, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(F) Expenses and Income – Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is accrued daily and is determined on the basis of interest or discount earned on all debt securities, including accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date.

For certain securities, including real estate investment trusts, the Trust records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Trust adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(G) Custody Earnings Credit – The Funds have a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

(H) Distributions to Shareholders – Dividend and capital gain distributions are recorded on the ex-dividend date. With the exception of Money Market Fund, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.

Fund	Dividends Declared	Dividends Paid
Aggressive Allocation	Annually	Annually
Moderately Aggressive Allocation	Annually	Annually
Moderate Allocation	Quarterly	Quarterly
Moderately Conservative Allocation	Quarterly	Quarterly
Partner Emerging Markets Equity	Annually	Annually
Partner Small Cap Growth	Annually	Annually
Partner Small Cap Value	Annually	Annually
Small Cap Stock	Annually	Annually
Mid Cap Growth	Annually	Annually
Partner Mid Cap Value	Annually	Annually
Mid Cap Stock	Annually	Annually
Partner Worldwide Allocation	Annually	Annually
Large Cap Growth	Annually	Annually
Large Cap Value	Annually	Annually
Large Cap Stock	Annually	Annually
Balanced	Quarterly	Quarterly
High Yield	Daily	Monthly
Municipal Bond	Daily	Monthly
Income	Daily	Monthly
Core Bond	Daily	Monthly
Government Bond	Daily	Monthly
Limited Maturity Bond	Daily	Monthly
Money Market*	Daily	Monthly

*	Dividends are net of any short-term realized gains or losses on the sale of securities.

(I) Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

(J) Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

(K) Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses on the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Funds’ Schedules of Investments for additional information as of April 30, 2013.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

(L) Mortgage Dollar Roll Transactions – Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

(M) Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

As of April 30, 2013, the value of securities on loan is as follows:

Fund	Securities on Loan
Moderately Aggressive Allocation	$ 124,193
Moderate Allocation	692,949
Moderately Conservative Allocation	583,584
Partner Small Cap Growth	15,391,535
Partner Small Cap Value	6,703,582
Small Cap Stock	10,186,399
Mid Cap Growth	14,856,356
Partner Mid Cap Value	4,331,057
Mid Cap Stock	66,342,710
Partner Worldwide Allocation	2,139,508
Large Cap Value	17,866,915
Large Cap Stock	1,434,341
Balanced	1,016,798
High Yield	52,953,333
Income	10,190,792
Limited Maturity Bond	6,894,902

(N) When-Issued and Delayed Delivery Transactions – Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(O) Treasury Inflation Protected Securities – Certain Funds may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

(P) Repurchase Agreements – Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

During the six months ended April 30, 2013, none of the Funds engaged in these types of investments.

(Q) Equity-Linked Structured Securities – Certain funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.

(R) Stripped Securities – Certain funds may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest and principal only securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, the fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

(S) Credit Risk – The Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(T) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(U) Loan Commitments – Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments.

(V) Unfunded Loan Commitments – The following Fund entered into a loan commitment with Dell, Inc. on March 4, 2013. Maturity of the loan (close date) will be no later than November 6, 2013. The Fund’s commitment will be allocated 61.538461538% to the 1st lien facility and 38.461538462% to the 2nd lien facility. The Coupon rate will be 3 month LIBOR (1% floor) plus spread; spread is initially 4.00% for the 1st lien commitment and 5.25% for the 2nd lien commitment, both increasing by 0.50% every 3 months. As of the close date Fund will receive a fee of 0.50%.

Fund	Unfunded Commitment
High Yield	$7,500,000

(W) Loss Contingencies – Thrivent High Yield Fund and Thrivent Income Fund are defendants in an adversary action filed on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company, formerly known as General Motors Corporation (GM), against prior and current holders of term loan debt of GM. The suit seeks to determine whether GM’s term loan facility was secured at the time it entered bankruptcy. High Yield Fund at one time held term loans in an original principal amount of at least $4,723,994 and, if the plaintiffs are successful, it is reasonably possible that the Fund will be required to make payments in some amount. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss cannot be reasonably estimated. Thrivent Income Fund is named as a defendant in this action, but we do not expect that the Fund’s assets will be subject to a loss contingency.

(X) Litigation – Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

(Y) Amortization of Offering Costs – The offering costs referenced in the Statement of Operations for Partner Emerging Markets Equity Fund are costs incurred by the Fund in order to establish it for sale. These costs generally include costs related to registering the shares for sale with the various states as well as any legal costs associated with registering the Fund. These costs are amortized over a period of 12 months from inception.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

(Z) Recent Accounting Pronouncements – In December 2011, FASB released Accounting Standards Update 2011-11 (ASU 2011-11), Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities. This updated standard is a result of collaboration between FASB and International Accounting Standards Board (IASB) to enhance current disclosures. The amendments include new disclosure requirements of gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities or subject to a master netting agreement or similar agreement. In January 2013, additional guidance was issued to clarify which investment and instruments are subject to the offsetting disclosure requirements. The scope of the disclosure requirements will be limited to derivative instruments, repurchase agreements, and securities borrowing and securities lending transactions. The disclosures required became effective for any reporting period (annual or interim) beginning on or after January 1, 2013. Management is currently evaluating the application of ASU 2011-11 on the Fund’s financial statements.

(AA) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.

The four Asset Allocation Funds – Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund and Moderately Conservative Allocation Fund – pay investment advisory fees for asset allocation services. In addition, for investments (other than underlying Thrivent Funds) held directly by the Asset Allocation Funds, each Asset Allocation Fund will pay an additional advisory fee. The annual rates of fees as a percentage of average daily net assets under the Investment Advisory Agreement are as follows:

Fund (M – Millions)	$0 to $500M	Over $500 to $2,000M	Over $2,000M
Aggressive Allocation	0.150%	0.125%	0.100%
Aggressive Allocation – Direct Holdings	0.600%	0.600%	0.600%
Moderately Aggressive Allocation	0.150%	0.125%	0.100%
Moderately Aggressive Allocation – Direct Holdings	0.550%	0.550%	0.550%
Moderate Allocation	0.150%	0.125%	0.100%
Moderate Allocation – Direct Holdings	0.500%	0.500%	0.500%
Moderately Conservative Allocation	0.150%	0.125%	0.100%
Moderately Conservative Allocation – Direct Holdings	0.450%	0.450%	0.450%

For all other Funds, the annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M – Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Aggressive Allocation	0.150%	0.150%	0.150%	0.150%	0.150%	0.125%	0.125%	0.125%	0.100%	0.100%	0.100%
Moderately Aggressive Allocation	0.150%	0.150%	0.150%	0.150%	0.150%	0.125%	0.125%	0.125%	0.100%	0.100%	0.100%
Moderate Allocation	0.150%	0.150%	0.150%	0.150%	0.150%	0.125%	0.125%	0.125%	0.100%	0.100%	0.100%
Moderately Conservative Allocation	0.150%	0.150%	0.150%	0.150%	0.150%	0.125%	0.125%	0.125%	0.100%	0.100%	0.100%
Partner Emerging Markets Equity	1.200%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%
Partner Small Cap Growth	0.900%	0.900%	0.900%	0.900%	0.900%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%
Partner Small Cap Value	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

Fund (M – Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Small Cap Stock	0.700%	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.550%	0.525%
Mid Cap Growth	0.450%	0.450%	0.400%	0.400%	0.350%	0.300%	0.300%	0.250%	0.250%	0.250%	0.250%
Partner Mid Cap Value	0.750%	0.750%	0.750%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Mid Cap Stock	0.700%	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.550%	0.525%
Partner Worldwide Allocation	0.900%	0.900%	0.900%	0.900%	0.850%	0.850%	0.850%	0.800%	0.800%	0.800%	0.800%
Large Cap Growth	0.750%	0.750%	0.750%	0.750%	0.750%	0.700%	0.700%	0.650%	0.650%	0.600%	0.575%
Large Cap Value	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
Large Cap Stock	0.650%	0.650%	0.650%	0.650%	0.650%	0.575%	0.575%	0.500%	0.475%	0.450%	0.425%
Balanced	0.550%	0.550%	0.550%	0.550%	0.550%	0.500%	0.500%	0.475%	0.475%	0.450%	0.425%.
High Yield	0.400%	0.400%	0.400%	0.400%	0.400%	0.350%	0.350%	0.300%	0.300%	0.300%	0.300%
Municipal Bond	0.450%	0.450%	0.450%	0.450%	0.450%	0.400%	0.400%	0.350%	0.350%	0.325%	0.300%
Income	0.350%	0.350%	0.350%	0.350%	0.350%	0.325%	0.325%	0.300%	0.300%	0.300%	0.300%
Core Bond	0.450%	0.450%	0.450%	0.450%	0.450%	0.400%	0.400%	0.375%	0.375%	0.350%	0.325%
Government Bond	0.400%	0.400%	0.400%	0.400%	0.400%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%
Limited Maturity Bond	0.300%	0.300%	0.300%	0.300%	0.300%	0.275%	0.275%	0.250%	0.250%	0.250%	0.250%
Money Market	0.500%	0.500%	0.500%	0.500%	0.500%	0.400%	0.350%	0.325%	0.325%	0.300%	0.275%

(B) Sub-Adviser Fees – The following subadviser fees are charged as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Fund.

Partner Emerging Markets Equity Fund

The Adviser has entered into subadvisory agreements with DuPont Capital Management Corporation (“DuPont Capital”) for the performance of subadvisory services. The fee payable for DuPont Capital is equal to 0.72% of the first $50 million of average daily net assets and 0.68% for assets over $50 million. Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Worldwide Allocation Portfolio are included in determining breakpoints for the assets managed by DuPont Capital.

Partner Small Cap Growth Fund

The Adviser has entered into a subadvisory agreement with Turner Investments, L.P. (“Turner”) for performance of subadvisory services. For assets that are defined as microcap assets, the fee payable is equal to 0.80% of the average daily net assets in that microcap portion. For all other assets, the fee payable is equal to 0.65% of the average daily net assets when the entire portfolio assets (including the microcap portion) are no greater than $100 million, 0.60% of the average daily net assets when the entire portfolio assets are greater than $100 million but no greater than $350 million, and 0.575% of the average daily net assets when the entire portfolio assets are greater than $350 million. Thrivent Partner Small Cap Growth Portfolio (including the microcap portion of that Portfolio) is included in determining breakpoints for the assets managed by Turner.

Partner Small Cap Value Fund

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for performance of subadvisory services. The fee payable is equal to 0.60% of average daily net assets.

Partner Mid Cap Value Fund

The Adviser has entered into a subadvisory agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) for the performance of subadvisory services. The fee payable is equal to 0.50% of the first $200 million of average daily net assets and 0.45% for assets over $200 million. Thrivent Partner Mid Cap Value Portfolio is included in determining breakpoints for the assets managed by GSAM.

Partner Worldwide Allocation Fund

The Adviser has entered into subadvisory agreements with Mercator Asset Management, LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (formerly Aberdeen Asset Management Investment Services Limited) (“Aberdeen”), DuPont Capital, Victory Capital Management, Inc. (“Victory”) and GSAM for the performance of subadvisory services.

The fee payable for Mercator is equal to 0.75% of the first $25 million of average daily net assets, 0.60% of the next $25 million, 0.55% of the next $25 million, 0.50% of the next $225 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner Worldwide Allocation Portfolio is included in determining breakpoints for the assets managed by Mercator.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Emerging Markets Equity Portfolio is included in determining breakpoints for the assets managed by Principal.

The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Emerging Markets Equity Portfolio are included in determining breakpoints for the assets managed by Aberdeen.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

The fee payable for DuPont Capital is equal to 0.72% of the first $50 million of average daily net assets and 0.68% of average daily net assets over $50 million. Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Emerging Markets Equity Portfolio are included in determining breakpoints for the assets managed by DuPont Capital.

The fee payable for Victory is equal to 0.95% of the first $25 million of average daily net assets, 0.85% of the next $75 million, 0.80% of the next $50 million, 0.75% of the next $100 million and 0.70% of average daily net assets over $250 million. Thrivent Partner Worldwide Allocation Portfolio is included in determining breakpoints for the assets managed by Victory.

The fee payable for GSAM is equal to 0.55% of the first $50 million of average daily net assets, 0.50% of the next $200 million and 0.45% of average daily net assets over $250 million. Thrivent Partner Worldwide Allocation Portfolio is included in determining breakpoints for the assets managed by GSAM.

(C) Expense Reimbursements – As of April 30, 2013, the following contractual expense reimbursements, as a percentage of net assets, were in effect:

Fund	Class A	Institutional Class	Expiration Date
Money Market*	0.20%	0.10%	2/28/2014

*

Thrivent Asset Management has voluntarily agreed to reimburse certain class-specific and fund level expenses of Thrivent Money Market Fund to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund.

For the period ended April 30, 2013, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Institutional Class		Expiration Date
Aggressive Allocation	1.38%	N/A		2/28/2013
Partner Emerging Markets Equity	1.79%	1.32%		2/28/2014
Partner Small Cap Growth	1.40%	N/A		2/28/2014
Partner Small Cap Value	1.35%	N/A		2/28/2013
Small Cap Stock	1.35%	N/A		2/28/2013
Partner Mid Cap Value	1.25%	N/A		2/28/2014
Partner Worldwide Allocation	1.40%[1]	N/A	[2]	2/28/2014
Large Cap Growth	1.20%	N/A		2/28/2014
Core Bond	0.85%	N/A		2/28/2014
Government Bond	0.90%	N/A		2/28/2014

1	Prior contractual expense cap of 1.30% expired on 2/28/2013.
2	Prior contractual expense cap of 1.00% expired on 2/28/2013.

The expense caps for Aggressive Allocation include all indirect expenses.

Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.

Each equity, hybrid and fixed income fund may invest cash in High Yield Fund, Money Market Fund and Thrivent Cash Management Trust, subject to certain limitations. During the six months ended April 30, 2013, Balanced Fund, Core Bond Fund and Limited Maturity Bond Fund invested in High Yield Fund. During the six months ended April 30, 2013, no funds invested in Money Market Fund. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to the advisory fee that is charged to the equity, hybrid or fixed income fund for its investment in High Yield Fund or Money Market Fund.

(D) Distribution Plan – Thrivent Investment Management, Inc. (“Thrivent Investment Mgt.”) is the Trust’s distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Class A shares have a Rule 12b-1 fee of up to 0.25% (up to 0.125% for Government Bond Fund, Limited Maturity Bond Fund and Money Market Fund) of average net assets.

(E) Sales Charges and Other Fees – For the six months ended April 30, 2013, Thrivent Investment Mgt. received $6,810,364 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.

The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. For the six months ended April 30, 2013, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $2,196,932 from the Trust.

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (“Thrivent Investor Services”) to provide the Funds with transfer agent services. For the six months ended April 30, 2013, Thrivent Investor Services received $7,208,658 for transfer agent services from the Trust.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of that series. Their fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The deferred fee liability, included in accrued expenses in the Statement of Assets and Liabilities, is unsecured.

Those Trustees not participating in the above plan received $160,000 in fees from the Trust for the six months ended April 30, 2013. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt. and Thrivent Investor Services; however, they receive no compensation from the Trust.

(F) Indirect Expenses – Some Funds invest in other mutual funds. Fees and expenses of those underlying funds are not included in those Funds’ expense ratios. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of April 30, 2013, the tax-basis balance has not yet been determined.

At October 31, 2012, the following Funds had accumulated net realized capital loss carryovers expiring as follows:

Fund	Capital Loss Carryover	Expiration Year

Small Cap Stock	$21,122,861	2017

	$21,122,861

Mid Cap Stock	26,657,486	2016
	80,779,485	2017

	$107,436,971

Partner Worldwide Allocation	21,819,886	2015
	105,432,640	2016
	6,799,658	2017

	$134,052,184

Large Cap Growth	3,125,391	2015
	7,518,761	2016
	60,235,691	2017

	$70,879,843

Large Cap Value	51,967,512	2017

	$51,967,512

High Yield	1,037,644	2013
	1,574,393	2014
	32,937,341	2016
	30,243,630	2017

	$65,793,008

Income	25,364,376	2017

	$25,364,376

Core Bond	42,520	2016
	8,698,163	2017

	$8,740,683

Limited Maturity Bond	196,806	2017
	775,940	2019

	$972,746

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

Capital losses generated during the year ending October 31, 2012 and later, are subject to the provisions of the Regulated Investment Company Modernization Act of 2010 (the “Act”). Under the Act, if capital losses are not reduced by gains, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Additionally, these capital losses must be fully utilized before those capital loss carryovers listed with noted expiration dates in the table above, which may make them more likely to expire unused.

At October 31, 2012, the following Fund had accumulated net realized capital loss carryovers subject to the Act, as follows:

Fund	Capital Loss Carryover	Tax Character
Partner Worldwide Allocation	$2,144,917	Short-term

	$2,144,917

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended April 30, 2013, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Aggressive Allocation	$102,719	$124,553
Moderately Aggressive Allocation	225,065	230,581
Moderate Allocation	219,734	215,826
Moderately Conservative Allocation	116,815	124,060
Partner Emerging Markets Equity	8,591	8,940
Partner Small Cap Growth	53,232	54,467
Partner Small Cap Value	6,502	15,197
Small Cap Stock	57,604	61,145
Mid Cap Growth	80,846	104,599
Partner Mid Cap Value	65,056	77,146
Mid Cap Stock	127,391	166,571
Partner Worldwide Allocation	249,517	243,259
Large Cap Growth	131,089	135,105
Large Cap Value	136,288	144,254
Large Cap Stock	469,736	510,276
Balanced	66,731	78,335
High Yield	272,914	254,315
Municipal Bond	167,261	114,679
Income	257,896	247,967
Core Bond	51,353	54,744
Government Bond	7,988	18,426
Limited Maturity Bond	222,557	142,431

Purchases and sales of U.S. Government securities were:

	In thousands
Fund	Purchases	Sales
Aggressive Allocation	$28,433	$32,846
Moderately Aggressive Allocation	169,830	181,117
Moderate Allocation	426,900	429,976
Moderately Conservative Allocation	454,106	435,334
Partner Worldwide Allocation	2,494	1,599
Balanced	134,039	132,222
Income	337,034	354,778
Core Bond	500,225	505,182
Government Bond	111,047	106,833
Limited Maturity Bond	401,907	436,884

(B) Investments in Restricted Securities – Certain Funds may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of April 30, 2013, the following funds held restricted securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Moderately Aggressive Allocation	1	0.02%
Moderate Allocation	1	0.01%
Moderately Conservative Allocation	1	0.05%
Partner Worldwide Allocation	2	0.05%
Balanced	1	0.22%
High Yield	7	2.52%
Income	1	0.20%
Core Bond	1	0.60%
Limited Maturity Bond	5	0.78%

The Funds have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – High Yield Fund invests primarily in high-yielding fixed-income securities. Each of the other Funds, except Money Market Fund, may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities (e.g., junk bonds) are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

(E) Written Option Contracts – The number of contracts and premium amounts associated with call option contracts written during the six months ended April 30, 2013 were as follows:

	Number of Contracts	Premium Amount
Moderately Aggressive Allocation
Balance at October 31, 2012	–	$ –
Opened	5	12,619
Closed	(2)	(6,576)
Expired	–	–
Exercised	–	–

Balance at April 30, 2013	3	$6,043

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

	Number of Contracts	Premium Amount
Moderate Allocation
Balance at October 31, 2012	–	$ –
Opened	16	42,988
Closed	(8)	(22,402)
Expired	–	–
Exercised	–	–

Balance at April 30, 2013	8	$20,586

Moderately Conservative Allocation
Balance at October 31, 2012	–	$ –
Opened	16	45,346
Closed	(8)	(23,631)
Expired	–	–
Exercised	–	–

Balance at April 30, 2013	8	$21,715

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

(7) RELATED PARTY TRANSACTIONS

As of April 30, 2013, related parties (other than the Thrivent Asset Allocation Funds) held the following shares in excess of 5% of Thrivent Mutual Funds:

Fund	Shares	Percent of Fund’s Outstanding Shares
Partner Emerging Markets Equity	1,150,031	76.4%
Partner Small Cap Growth	643,265	6.2%
Partner Mid Cap Value	516,189	5.4%
Partner Worldwide Allocation	7,743,636	9.3%
Large Cap Growth	3,002,251	5.0%
Core Bond	2,681,884	10.0%
Government Bond	2,687,517	26.6%

As of April 30, 2013, retirement plans sponsored by Thrivent Financial for Lutherans held the following shares in excess of 5% of Thrivent Mutual Funds:

Fund	Shares	Percent of Fund’s Outstanding Shares
Aggressive Allocation	6,558,786	13.2%
Moderately Aggressive Allocation	7,625,129	6.4%
Partner Small Cap Value	1,251,033	9.4%
Mid Cap Stock	2,902,863	6.5%
Balanced	3,797,367	24.7%

(8) SUBSEQUENT EVENTS

The Adviser of the Funds has evaluated the impact of subsequent events, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	$11.54	$0.08	$1.23	$1.31	$(0.09)	$(0.10)
Year Ended 10/31/2012	10.70	0.04	0.85	0.89	(0.05)	–
Year Ended 10/31/2011	10.35	0.07	0.33	0.40	(0.05)	–
Year Ended 10/31/2010	8.81	0.06	1.55	1.61	(0.07)	–
Year Ended 10/31/2009	8.26	0.10	0.99	1.09	(0.09)	(0.45)
Year Ended 10/31/2008	13.79	0.16	(5.13)	(4.97)	(0.35)	(0.21)

Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	11.64	0.11	1.23	1.34	(0.14)	(0.10)
Year Ended 10/31/2012	10.78	0.09	0.86	0.95	(0.09)	–
Year Ended 10/31/2011	10.43	0.11	0.33	0.44	(0.09)	–
Year Ended 10/31/2010	8.87	0.09	1.56	1.65	(0.09)	–
Year Ended 10/31/2009	8.31	0.13	1.00	1.13	(0.12)	(0.45)
Year Ended 10/31/2008	13.86	0.21	(5.18)	(4.97)	(0.37)	(0.21)
MODERATELY AGGRESSIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	11.64	0.12	1.06	1.18	(0.17)	(0.09)
Year Ended 10/31/2012	10.83	0.11	0.84	0.95	(0.14)	–
Year Ended 10/31/2011	10.65	0.16	0.17	0.33	(0.15)	–
Year Ended 10/31/2010	9.25	0.16	1.39	1.55	(0.15)	–
Year Ended 10/31/2009	8.36	0.20	1.11	1.31	(0.20)	(0.22)
Year Ended 10/31/2008	13.23	0.24	(4.58)	(4.34)	(0.36)	(0.17)

Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	11.73	0.15	1.06	1.21	(0.22)	(0.09)
Year Ended 10/31/2012	10.92	0.16	0.83	0.99	(0.18)	–
Year Ended 10/31/2011	10.72	0.20	0.18	0.38	(0.18)	–
Year Ended 10/31/2010	9.31	0.20	1.39	1.59	(0.18)	–
Year Ended 10/31/2009	8.41	0.23	1.12	1.35	(0.23)	(0.22)
Year Ended 10/31/2008	13.30	0.27	(4.60)	(4.33)	(0.39)	(0.17)
MODERATE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	11.55	0.12	0.80	0.92	(0.13)	(0.14)
Year Ended 10/31/2012	10.80	0.16	0.77	0.93	(0.17)	(0.01)
Year Ended 10/31/2011	10.67	0.22	0.13	0.35	(0.22)	–
Year Ended 10/31/2010	9.46	0.23	1.20	1.43	(0.22)	–
Year Ended 10/31/2009	8.42	0.27	1.09	1.36	(0.26)	(0.06)
Year Ended 10/31/2008	12.32	0.30	(3.62)	(3.32)	(0.41)	(0.17)

Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	11.57	0.14	0.81	0.95	(0.15)	(0.14)
Year Ended 10/31/2012	10.82	0.20	0.77	0.97	(0.21)	(0.01)
Year Ended 10/31/2011	10.69	0.26	0.13	0.39	(0.26)	–
Year Ended 10/31/2010	9.48	0.26	1.20	1.46	(0.25)	–
Year Ended 10/31/2009	8.43	0.29	1.11	1.40	(0.29)	(0.06)
Year Ended 10/31/2008	12.34	0.35	(3.65)	(3.30)	(0.44)	(0.17)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.19)	$12.66	11.51%	$544.6	0.82%	1.34%	0.82%	1.34%	23%
(0.05)	11.54	8.42%	494.3	0.82%	0.33%	0.86%	0.29%	66%
(0.05)	10.70	3.87%	462.1	0.75%	0.64%	0.89%	0.51%	72%
(0.07)	10.35	18.29%	435.5	0.70%	0.57%	0.90%	0.37%	52%
(0.54)	8.81	14.66%	354.6	0.57%	1.27%	0.88%	0.96%	19%
(0.56)	8.26	(37.44)%	264.2	0.53%	0.94%	0.72%	0.75%	15%

(0.24)	12.74	11.69%	85.2	0.39%	1.78%	0.39%	1.78%	23%
(0.09)	11.64	8.94%	81.2	0.42%	0.73%	0.42%	0.73%	66%
(0.09)	10.78	4.16%	80.0	0.40%	1.01%	0.41%	1.00%	72%
(0.09)	10.43	18.73%	73.7	0.35%	0.94%	0.39%	0.90%	52%
(0.57)	8.87	15.16%	62.9	0.23%	1.62%	0.25%	1.60%	19%
(0.58)	8.31	(37.27)%	50.4	0.20%	1.26%	0.20%	1.26%	15%

(0.26)	12.56	10.35%	1,406.3	0.72%	1.97%	0.72%	1.97%	29%
(0.14)	11.64	8.92%	1,268.2	0.77%	0.99%	0.77%	0.99%	78%
(0.15)	10.83	3.06%	1,168.6	0.70%	1.44%	0.75%	1.39%	58%
(0.15)	10.65	16.92%	1,085.3	0.62%	1.60%	0.75%	1.47%	39%
(0.42)	9.25	16.78%	904.1	0.54%	2.50%	0.72%	2.31%	17%
(0.53)	8.36	(33.99)%	698.3	0.51%	1.87%	0.61%	1.78%	20%

(0.31)	12.63	10.51%	98.1	0.33%	2.33%	0.33%	2.33%	29%
(0.18)	11.73	9.29%	90.2	0.37%	1.39%	0.37%	1.39%	78%
(0.18)	10.92	3.55%	85.1	0.32%	1.82%	0.33%	1.81%	58%
(0.18)	10.72	17.24%	79.5	0.28%	1.94%	0.31%	1.92%	39%
(0.45)	9.31	17.27%	69.0	0.20%	2.85%	0.21%	2.84%	17%
(0.56)	8.41	(33.83)%	56.2	0.18%	2.21%	0.18%	2.21%	20%

(0.27)	12.20	8.13%	1,441.3	0.67%	2.09%	0.67%	2.09%	47%
(0.18)	11.55	8.68%	1,316.5	0.71%	1.47%	0.71%	1.47%	94%
(0.22)	10.80	3.27%	1,207.6	0.65%	2.02%	0.68%	1.99%	46%
(0.22)	10.67	15.30%	1,118.6	0.60%	2.28%	0.68%	2.21%	30%
(0.32)	9.46	16.91%	923.2	0.53%	3.24%	0.64%	3.12%	19%
(0.58)	8.42	(28.06)%	739.6	0.50%	2.61%	0.55%	2.56%	17%

(0.29)	12.23	8.39%	71.1	0.32%	2.44%	0.32%	2.44%	47%
(0.22)	11.57	9.05%	66.0	0.35%	1.83%	0.35%	1.83%	94%
(0.26)	10.82	3.62%	59.7	0.30%	2.36%	0.31%	2.35%	46%
(0.25)	10.69	15.64%	50.5	0.27%	2.60%	0.29%	2.58%	30%
(0.35)	9.48	17.38%	38.5	0.20%	3.55%	0.21%	3.54%	19%
(0.61)	8.43	(27.87)%	28.4	0.18%	2.92%	0.18%	2.92%	17%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MODERATELY CONSERVATIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	$11.34	$0.12	$0.53	$0.65	$(0.12)	$(0.19)
Year Ended 10/31/2012	10.75	0.19	0.65	0.84	(0.19)	(0.06)
Year Ended 10/31/2011	10.73	0.25	0.02	0.27	(0.25)	–
Year Ended 10/31/2010	9.78	0.27	0.94	1.21	(0.26)	–
Year Ended 10/31/2009	8.75	0.30	1.03	1.33	(0.30)	–
Year Ended 10/31/2008	11.54	0.34	(2.63)	(2.29)	(0.40)	(0.10)

Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	11.37	0.13	0.53	0.66	(0.13)	(0.19)
Year Ended 10/31/2012	10.78	0.22	0.65	0.87	(0.22)	(0.06)
Year Ended 10/31/2011	10.75	0.28	0.03	0.31	(0.28)	–
Year Ended 10/31/2010	9.80	0.29	0.94	1.23	(0.28)	–
Year Ended 10/31/2009	8.77	0.32	1.03	1.35	(0.32)	–
Year Ended 10/31/2008	11.56	0.37	(2.63)	(2.26)	(0.43)	(0.10)
PARTNER EMERGING MARKETS EQUITY FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	10.27	0.03	0.25	0.28	–	(0.10)
Year Ended 10/31/2012 (c)	10.00	0.01	0.26	0.27	–	–

Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	10.27	0.04	0.26	0.30	–	(0.10)
Year Ended 10/31/2012 (c)	10.00	0.02	0.25	0.27	–	–
PARTNER SMALL CAP GROWTH FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	12.64	(0.01)	1.61	1.60	–	(0.38)
Year Ended 10/31/2012	11.72	(0.17)	1.09	0.92	–	–
Year Ended 10/31/2011	10.81	(0.12)	1.03	0.91	–	–
Year Ended 10/31/2010	8.31	(0.11)	2.61	2.50	–	–
Year Ended 10/31/2009	7.72	(0.04)	0.63	0.59	–	–
Year Ended 10/31/2008	13.93	(0.04)	(5.59)	(5.63)	–	(0.58)

Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	12.98	–	1.67	1.67	–	(0.38)
Year Ended 10/31/2012	11.99	(0.07)	1.06	0.99	–	–
Year Ended 10/31/2011	11.01	(0.08)	1.06	0.98	–	–
Year Ended 10/31/2010	8.42	(0.07)	2.66	2.59	–	–
Year Ended 10/31/2009	7.79	(0.03)	0.66	0.63	–	–
Year Ended 10/31/2008	14.00	(0.01)	(5.62)	(5.63)	–	(0.58)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since fund inception, August 31, 2012.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.31)	$11.68	5.82%	$682.7	0.72%	2.05%	0.72%	2.05%	88%
(0.25)	11.34	7.92%	632.9	0.75%	1.70%	0.75%	1.70%	145%
(0.25)	10.75	2.49%	559.7	0.64%	2.28%	0.69%	2.23%	46%
(0.26)	10.73	12.53%	503.7	0.58%	2.61%	0.69%	2.50%	29%
(0.30)	9.78	15.66%	392.9	0.51%	3.45%	0.64%	3.31%	21%
(0.50)	8.75	(20.53)%	314.7	0.47%	3.15%	0.56%	3.06%	19%

(0.32)	11.71	5.97%	32.3	0.38%	2.40%	0.38%	2.40%	88%
(0.28)	11.37	8.26%	28.0	0.41%	2.03%	0.41%	2.03%	145%
(0.28)	10.78	2.88%	22.4	0.33%	2.59%	0.33%	2.59%	46%
(0.28)	10.75	12.78%	21.7	0.32%	2.87%	0.33%	2.86%	29%
(0.32)	9.80	15.91%	13.8	0.25%	3.72%	0.25%	3.71%	21%
(0.53)	8.77	(20.30)%	11.1	0.22%	3.45%	0.22%	3.45%	19%

(0.10)	10.45	2.77%	14.7	1.62%	0.47%	3.63%	(1.54)%	52%
–	10.27	2.70%	14.4	1.61%	0.60%	3.02%	(0.81)%	33%

(0.10)	10.47	2.86%	1.1	1.32%	0.76%	3.37%	(1.28)%	52%
–	10.27	2.70%	1.0	1.32%	0.89%	2.75%	(0.54)%	33%

(0.38)	13.86	13.01%	19.4	1.40%	(0.29)%	1.56%	(0.45)%	39%
–	12.64	7.85%	17.2	1.42%	(0.89)%	1.53%	(1.01)%	100%
–	11.72	8.42%	20.0	1.47%	(1.10)%	1.51%	(1.13)%	106%
–	10.81	30.08%	17.3	1.56%	(1.14)%	1.56%	(1.14)%	102%
–	8.31	7.64%	12.8	1.58%	(0.90)%	1.61%	(0.93)%	116%
(0.58)	7.72	(41.96)%	9.6	1.42%	(0.44)%	1.43%	(0.45)%	186%

(0.38)	14.27	13.21%	128.7	1.04%	0.05%	1.04%	0.05%	39%
–	12.98	8.26%	115.0	1.05%	(0.53)%	1.05%	(0.53)%	100%
–	11.99	8.90%	104.4	1.05%	(0.67)%	1.05%	(0.67)%	106%
–	11.01	30.76%	95.9	1.09%	(0.67)%	1.09%	(0.67)%	102%
–	8.42	8.09%	72.7	1.09%	(0.40)%	1.12%	(0.43)%	116%
(0.58)	7.79	(41.74)%	64.7	1.06%	(0.07)%	1.07%	(0.08)%	186%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER SMALL CAP VALUE FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	$15.99	$ 0.14	$2.46	$2.60	$(0.30)	$(0.29)
Year Ended 10/31/2012	14.47	0.09	1.60	1.69	(0.01)	(0.16)
Year Ended 10/31/2011	13.72	0.04	0.80	0.84	(0.09)	–
Year Ended 10/31/2010	11.26	0.02	2.47	2.49	(0.03)	–
Year Ended 10/31/2009	11.02	0.05	0.86	0.91	(0.05)	(0.62)
Year Ended 10/31/2008	16.41	0.09	(4.26)	(4.17)	–	(1.22)
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	16.80	0.19	2.58	2.77	(0.38)	(0.29)
Year Ended 10/31/2012	15.19	0.18	1.69	1.87	(0.10)	(0.16)
Year Ended 10/31/2011	14.39	0.14	0.82	0.96	(0.16)	–
Year Ended 10/31/2010	11.81	0.09	2.59	2.68	(0.10)	–
Year Ended 10/31/2009	11.53	0.10	0.94	1.04	(0.14)	(0.62)
Year Ended 10/31/2008	17.10	0.12	(4.37)	(4.25)	(0.10)	(1.22)
SMALL CAP STOCK FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	14.28	(0.01)	1.97	1.96	–	–
Year Ended 10/31/2012	13.35	(0.06)	0.99	0.93	–	–
Year Ended 10/31/2011	12.56	(0.11)	0.90	0.79	–	–
Year Ended 10/31/2010	10.26	(0.09)	2.39	2.30	–	–
Year Ended 10/31/2009	10.33	–	(0.06)	(0.06)	(0.01)	–
Year Ended 10/31/2008	18.98	0.01	(6.34)	(6.33)	–	(2.32)
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	16.09	0.05	2.21	2.26	–	–
Year Ended 10/31/2012	14.96	0.05	1.08	1.13	–	–
Year Ended 10/31/2011	13.99	0.07	0.90	0.97	–	–
Year Ended 10/31/2010	11.35	0.02	2.62	2.64	–	–
Year Ended 10/31/2009	11.43	0.22	(0.20)	0.02	(0.10)	–
Year Ended 10/31/2008	20.62	0.01	(6.88)	(6.87)	–	(2.32)
MID CAP GROWTH FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	18.34	0.01	1.83	1.84	–	(1.36)
Year Ended 10/31/2012	17.67	(0.08)	0.90	0.82	–	(0.15)
Year Ended 10/31/2011	16.62	(0.08)	1.13	1.05	–	–
Year Ended 10/31/2010	12.92	(0.08)	3.78	3.70	–	–
Year Ended 10/31/2009	10.24	(0.06)	2.74	2.68	–	–
Year Ended 10/31/2008	19.45	(0.03)	(6.95)	(6.98)	–	(2.23)
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	20.68	0.05	2.09	2.14	–	(1.36)
Year Ended 10/31/2012	19.81	0.05	0.97	1.02	–	(0.15)
Year Ended 10/31/2011	18.53	0.05	1.23	1.28	–	–
Year Ended 10/31/2010	14.31	(0.02)	4.24	4.22	–	–
Year Ended 10/31/2009	11.24	(0.05)	3.12	3.07	–	–
Year Ended 10/31/2008	20.98	(0.08)	(7.43)	(7.51)	–	(2.23)

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.59)	$18.00	16.79%	$82.2	1.34%	1.69%	1.34%	1.69%	3%
(0.17)	15.99	11.87%	72.0	1.36%	0.59%	1.37%	0.59%	11%
(0.09)	14.47	6.08%	69.3	1.40%	0.28%	1.40%	0.28%	9%
(0.03)	13.72	22.14%	71.7	1.40%	0.14%	1.47%	0.07%	17%
(0.67)	11.26	9.51%	59.0	1.56%	0.55%	1.67%	0.44%	14%
(1.22)	11.02	(26.94)%	54.3	1.35%	0.61%	1.46%	0.49%	35%

(0.67)	18.90	17.07%	165.9	0.85%	2.19%	0.85%	2.19%	3%
(0.26)	16.80	12.51%	148.9	0.85%	1.10%	0.85%	1.10%	11%
(0.16)	15.19	6.64%	143.4	0.84%	0.84%	0.84%	0.84%	9%
(0.10)	14.39	22.78%	160.7	0.85%	0.70%	0.85%	0.70%	17%
(0.76)	11.81	10.37%	119.2	0.83%	1.25%	0.87%	1.21%	14%
(1.32)	11.53	(26.46)%	75.4	0.69%	1.27%	0.80%	1.15%	35%

–	16.24	13.73%	232.0	1.31%	(0.04)%	1.31%	(0.04)%	23%
–	14.28	6.97%	216.6	1.33%	(0.31)%	1.33%	(0.31)%	91%
–	13.35	6.29%	226.3	1.37%	(0.67)%	1.37%	(0.67)%	99%
–	12.56	22.42%	239.1	1.46%	(0.62)%	1.46%	(0.62)%	203%
(0.01)	10.26	(0.54)%	221.2	1.58%	0.03%	1.58%	0.03%	283%
(2.32)	10.33	(37.25)%	241.9	1.32%	0.09%	1.33%	0.07%	245%

–	18.35	14.05%	71.1	0.77%	0.49%	0.77%	0.49%	23%
–	16.09	7.55%	63.4	0.77%	0.26%	0.77%	0.26%	91%
–	14.96	6.93%	60.3	0.76%	(0.05)%	0.76%	(0.05)%	99%
–	13.99	23.26%	68.6	0.78%	0.05%	0.78%	0.05%	203%
(0.10)	11.35	0.27%	58.8	0.77%	0.82%	0.78%	0.82%	283%
(2.32)	11.43	(36.86)%	106.7	0.73%	0.66%	0.74%	0.64%	245%

(1.36)	18.82	10.72%	239.5	1.01%	0.02%	1.01%	0.02%	22%
(0.15)	18.34	4.72%	229.0	1.03%	(0.36)%	1.03%	(0.36)%	46%
–	17.67	6.32%	238.0	1.07%	(0.35)%	1.07%	(0.35)%	68%
–	16.62	28.64%	241.7	1.18%	(0.51)%	1.18%	(0.51)%	55%
–	12.92	26.17%	201.0	1.40%	(0.55)%	1.41%	(0.56)%	65%
(2.23)	10.24	(39.95)%	165.0	1.16%	(0.19)%	1.19%	(0.22)%	85%

(1.36)	21.46	10.97%	155.5	0.53%	0.50%	0.53%	0.50%	22%
(0.15)	20.68	5.23%	150.7	0.53%	0.13%	0.53%	0.13%	46%
–	19.81	6.91%	152.8	0.52%	0.21%	0.52%	0.21%	68%
–	18.53	29.49%	147.6	0.53%	0.15%	0.53%	0.15%	55%
–	14.31	27.31%	90.8	0.54%	0.29%	0.55%	0.28%	65%
(2.23)	11.24	(39.52)%	45.2	0.45%	0.51%	0.48%	0.49%	85%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
Net Asset Value, Beginning of Period		Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER MID CAP VALUE FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	$12.81	$0.04	$2.24	$2.28	$(0.10)	$(0.28)
Year Ended 10/31/2012	11.55	0.10	1.21	1.31	(0.05)	–
Year Ended 10/31/2011	11.19	0.05	0.35	0.40	(0.04)	–
Year Ended 10/31/2010	8.97	0.06	2.23	2.29	(0.07)	–
Year Ended 10/31/2009	7.89	0.04	1.11	1.15	(0.07)	–
Year Ended 10/31/2008	12.93	0.12	(4.43)	(4.31)	(0.09)	(0.64)
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	12.86	0.07	2.24	2.31	(0.14)	(0.28)
Year Ended 10/31/2012	11.60	0.15	1.20	1.35	(0.09)	–
Year Ended 10/31/2011	11.23	0.10	0.35	0.45	(0.08)	–
Year Ended 10/31/2010	8.99	0.09	2.24	2.33	(0.09)	–
Year Ended 10/31/2009	7.92	0.09	1.08	1.17	(0.10)	–
Year Ended 10/31/2008	12.97	0.10	(4.40)	(4.30)	(0.11)	(0.64)
MID CAP STOCK FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	15.34	0.01	2.65	2.66	–	–
Year Ended 10/31/2012	14.30	(0.01)	1.05	1.04	–	–
Year Ended 10/31/2011	13.49	(0.02)	0.83	0.81	–	–
Year Ended 10/31/2010	10.89	–	2.60	2.60	–	–
Year Ended 10/31/2009	9.05	0.01	1.87	1.88	(0.04)	–
Year Ended 10/31/2008	17.98	0.05	(6.60)	(6.55)	(0.01)	(2.37)
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	16.63	0.06	2.85	2.91	(0.07)	–
Year Ended 10/31/2012	15.43	0.07	1.13	1.20	–	–
Year Ended 10/31/2011	14.53	0.06	0.89	0.95	(0.05)	–
Year Ended 10/31/2010	11.71	0.07	2.79	2.86	(0.04)	–
Year Ended 10/31/2009	9.74	0.07	2.01	2.08	(0.11)	–
Year Ended 10/31/2008	19.14	0.07	(7.02)	(6.95)	(0.08)	(2.37)
PARTNER WORLDWIDE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	8.73	0.09	1.05	1.14	(0.18)	–
Year Ended 10/31/2012	8.30	0.19	0.32	0.51	(0.08)	–
Year Ended 10/31/2011	8.80	0.10	(0.50)	(0.40)	(0.10)	–
Year Ended 10/31/2010	7.70	0.11	1.10	1.21	(0.11)	–
Year Ended 10/31/2009	6.09	0.11	1.61	1.72	(0.11)	–
Year Ended 10/31/2008 (c)	10.00	0.15	(4.06)	(3.91)	–	–
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	8.79	0.10	1.06	1.16	(0.21)	–
Year Ended 10/31/2012	8.34	0.19	0.35	0.54	(0.09)	–
Year Ended 10/31/2011	8.83	0.08	(0.45)	(0.37)	(0.12)	–
Year Ended 10/31/2010	7.72	0.13	1.11	1.24	(0.13)	–
Year Ended 10/31/2009	6.10	0.08	1.66	1.74	(0.12)	–
Year Ended 10/31/2008 (c)	10.00	0.17	(4.07)	(3.90)	–	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since fund inception, February 29, 2008.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.38)	$14.71	18.22%	$24.6	1.25%	0.69%	1.44%	0.49%	48%
(0.05)	12.81	11.41%	19.4	1.25%	0.85%	1.46%	0.64%	83%
(0.04)	11.55	3.57%	17.8	1.25%	0.45%	1.43%	0.27%	78%
(0.07)	11.19	25.63%	16.6	1.25%	0.60%	1.46%	0.38%	91%
(0.07)	8.97	14.70%	13.3	1.25%	0.80%	1.57%	0.48%	111%
(0.73)	7.89	(35.12)%	7.4	1.25%	1.12%	1.41%	0.96%	100%

(0.42)	14.75	18.46%	117.1	0.90%	1.05%	0.90%	1.05%	48%
(0.09)	12.86	11.77%	111.1	0.91%	1.20%	0.91%	1.20%	83%
(0.08)	11.60	3.94%	100.4	0.90%	0.81%	0.90%	0.81%	78%
(0.09)	11.23	26.07%	104.2	0.93%	0.92%	0.93%	0.92%	91%
(0.10)	8.99	15.02%	81.0	0.95%	1.19%	0.97%	1.18%	111%
(0.75)	7.92	(34.95)%	69.4	0.93%	1.41%	0.95%	1.38%	100%

–	18.00	17.35%	571.6	1.16%	0.17%	1.16%	0.17%	17%
–	15.34	7.27%	517.5	1.18%	(0.08)%	1.18%	(0.08)%	36%
–	14.30	6.00%	538.7	1.20%	(0.15)%	1.20%	(0.15)%	35%
–	13.49	23.88%	571.1	1.25%	0.01%	1.25%	0.01%	69%
(0.04)	10.89	20.85%	517.6	1.35%	0.08%	1.35%	0.08%	56%
(2.38)	9.05	(41.38)%	488.9	1.20%	0.34%	1.21%	0.33%	242%

(0.07)	19.47	17.59%	256.0	0.72%	0.61%	0.72%	0.61%	17%
–	16.63	7.78%	220.4	0.72%	0.38%	0.72%	0.38%	36%
(0.05)	15.43	6.51%	215.6	0.71%	0.33%	0.71%	0.33%	35%
(0.04)	14.53	24.50%	216.6	0.73%	0.55%	0.73%	0.55%	69%
(0.11)	11.71	21.63%	205.9	0.73%	0.65%	0.73%	0.65%	56%
(2.45)	9.74	(41.07)%	217.4	0.71%	0.79%	0.71%	0.78%	242%

(0.18)	9.69	13.25%	173.2	1.33%	1.82%	1.61%	1.55%	33%
(0.08)	8.73	6.20%	159.5	1.30%	2.02%	1.61%	1.71%	57%
(0.10)	8.30	(4.60)%	179.9	1.30%	1.86%	1.61%	1.55%	101%
(0.11)	8.80	15.88%	35.3	1.30%	1.61%	1.64%	1.27%	88%
(0.11)	7.70	28.63%	25.5	1.30%	2.03%	1.78%	1.55%	90%
–	6.09	(39.10)%	15.9	1.30%	2.46%	1.66%	2.10%	47%

(0.21)	9.74	13.42%	634.0	0.99%	2.19%	0.99%	2.19%	33%
(0.09)	8.79	6.58%	544.6	0.98%	2.31%	0.98%	2.31%	57%
(0.12)	8.34	(4.24)%	478.0	1.00%	2.16%	1.06%	2.10%	101%
(0.13)	8.83	16.26%	219.2	0.99%	1.95%	1.19%	1.75%	88%
(0.12)	7.72	29.13%	119.0	0.95%	2.37%	1.34%	1.99%	90%
–	6.10	(39.00)%	47.0	0.96%	2.80%	1.28%	2.48%	47%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP GROWTH FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	$ 5.48	$ 0.01	$ 0.56	$ 0.57	$(0.02)	$–
Year Ended 10/31/2012	4.92	0.01	0.55	0.56	–	–
Year Ended 10/31/2011	4.80	(0.01)	0.13	0.12	–	–
Year Ended 10/31/2010	4.26	(0.01)	0.56	0.55	(0.01)	–
Year Ended 10/31/2009	3.69	–	0.57	0.57	–	–
Year Ended 10/31/2008	6.52	–	(2.40)	(2.40)	–	(0.43)
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	5.91	0.03	0.59	0.62	(0.04)	–
Year Ended 10/31/2012	5.28	0.03	0.60	0.63	–	–
Year Ended 10/31/2011	5.13	0.01	0.14	0.15	–	–
Year Ended 10/31/2010	4.54	0.01	0.60	0.61	(0.02)	–
Year Ended 10/31/2009	3.94	0.03	0.58	0.61	(0.01)	–
Year Ended 10/31/2008	6.93	0.02	(2.55)	(2.53)	(0.03)	(0.43)
LARGE CAP VALUE FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	14.66	0.11	2.26	2.37	(0.24)	–
Year Ended 10/31/2012	12.94	0.22	1.67	1.89	(0.17)	–
Year Ended 10/31/2011	12.61	0.19	0.26	0.45	(0.12)	–
Year Ended 10/31/2010	11.55	0.13	1.07	1.20	(0.14)	–
Year Ended 10/31/2009	11.10	0.17	0.52	0.69	(0.24)	–
Year Ended 10/31/2008	17.92	0.27	(6.09)	(5.82)	(0.19)	(0.81)
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	14.76	0.14	2.28	2.42	(0.31)	–
Year Ended 10/31/2012	13.04	0.27	1.70	1.97	(0.25)	–
Year Ended 10/31/2011	12.71	0.24	0.28	0.52	(0.19)	–
Year Ended 10/31/2010	11.64	0.18	1.10	1.28	(0.21)	–
Year Ended 10/31/2009	11.19	0.23	0.54	0.77	(0.32)	–
Year Ended 10/31/2008	18.07	0.30	(6.10)	(5.80)	(0.27)	(0.81)
LARGE CAP STOCK FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	23.64	0.10	2.42	2.52	(0.26)	(1.28)
Year Ended 10/31/2012	21.30	0.20	2.29	2.49	(0.15)	–
Year Ended 10/31/2011	20.87	0.13	0.37	0.50	(0.07)	–
Year Ended 10/31/2010	18.87	0.06	2.04	2.10	(0.10)	–
Year Ended 10/31/2009	17.67	0.15	1.31	1.46	(0.26)	–
Year Ended 10/31/2008	31.33	0.24	(10.28)	(10.04)	(0.23)	(3.39)
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	23.82	0.16	2.42	2.58	(0.36)	(1.28)
Year Ended 10/31/2012	21.48	0.30	2.30	2.60	(0.26)	–
Year Ended 10/31/2011	21.05	0.24	0.38	0.62	(0.19)	–
Year Ended 10/31/2010	19.02	0.15	2.09	2.24	(0.21)	–
Year Ended 10/31/2009	17.84	0.25	1.31	1.56	(0.38)	–
Year Ended 10/31/2008	31.59	0.35	(10.35)	(10.00)	(0.36)	(3.39)

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.02)	$6.03	10.40%	$133.3	1.20%	0.49%	1.44%	0.25%	37%
–	5.48	11.38%	125.0	1.20%	0.19%	1.48%	(0.09)%	101%
–	4.92	2.50%	117.7	1.20%	(0.23)%	1.56%	(0.59)%	249%
(0.01)	4.80	12.94%	121.3	1.19%	(0.22)%	1.64%	(0.66)%	232%
–	4.26	15.45%	118.7	1.17%	0.17%	1.79%	(0.44)%	221%
(0.43)	3.69	(39.08)%	89.0	1.17%	(0.01)%	1.48%	(0.32)%	188%

(0.04)	6.49	10.54%	245.7	0.82%	0.87%	0.82%	0.87%	37%
–	5.91	11.94%	224.9	0.83%	0.57%	0.83%	0.57%	101%
–	5.28	2.92%	204.3	0.83%	0.14%	0.83%	0.14%	249%
(0.02)	5.13	13.52%	200.0	0.84%	0.13%	0.84%	0.13%	232%
(0.01)	4.54	15.72%	173.6	0.84%	0.56%	0.84%	0.56%	221%
(0.46)	3.94	(38.86)%	216.4	0.80%	0.36%	0.81%	0.35%	188%

(0.24)	16.79	16.38%	191.9	1.00%	1.27%	1.00%	1.27%	23%
(0.17)	14.66	14.82%	171.1	1.04%	1.42%	1.04%	1.42%	92%
(0.12)	12.94	3.49%	164.5	1.06%	1.22%	1.06%	1.22%	74%
(0.14)	12.61	10.45%	176.0	1.10%	0.91%	1.10%	0.91%	115%
(0.24)	11.55	6.54%	179.6	1.17%	1.48%	1.18%	1.48%	105%
(1.00)	11.10	(34.17)%	187.4	1.01%	1.71%	1.02%	1.71%	49%

(0.31)	16.87	16.71%	458.5	0.52%	1.74%	0.52%	1.74%	23%
(0.25)	14.76	15.37%	403.0	0.53%	1.92%	0.53%	1.92%	92%
(0.19)	13.04	4.03%	356.0	0.52%	1.76%	0.52%	1.76%	74%
(0.21)	12.71	11.09%	331.2	0.53%	1.46%	0.53%	1.46%	115%
(0.32)	11.64	7.32%	273.5	0.52%	2.10%	0.52%	2.10%	105%
(1.08)	11.19	(33.88)%	268.9	0.50%	2.21%	0.50%	2.21%	49%

(1.54)	24.62	11.36%	1,449.0	1.06%	0.92%	1.06%	0.92%	33%
(0.15)	23.64	11.75%	1,382.5	1.09%	0.84%	1.09%	0.84%	124%
(0.07)	21.30	2.39%	1,393.5	1.11%	0.56%	1.11%	0.56%	146%
(0.10)	20.87	11.16%	1,549.4	1.13%	0.29%	1.13%	0.29%	185%
(0.26)	18.87	8.55%	1,579.3	1.20%	0.82%	1.20%	0.82%	149%
(3.62)	17.67	(35.72)%	1,658.8	1.03%	1.03%	1.04%	1.03%	93%

(1.64)	24.76	11.62%	188.6	0.61%	1.36%	0.61%	1.36%	33%
(0.26)	23.82	12.27%	170.3	0.62%	1.30%	0.62%	1.30%	124%
(0.19)	21.48	2.89%	170.2	0.60%	1.06%	0.60%	1.06%	146%
(0.21)	21.05	11.80%	176.4	0.61%	0.81%	0.61%	0.81%	185%
(0.38)	19.02	9.15%	174.2	0.62%	1.39%	0.62%	1.39%	149%
(3.75)	17.84	(35.42)%	164.2	0.57%	1.49%	0.57%	1.48%	93%
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
BALANCED FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	$12.63	$0.07	$1.18	$1.25	$(0.08)	$(0.65)
Year Ended 10/31/2012	12.11	0.13	0.83	0.96	(0.13)	(0.31)
Year Ended 10/31/2011	11.68	0.16	0.42	0.58	(0.15)	–
Year Ended 10/31/2010	10.20	0.15	1.48	1.63	(0.15)	–
Year Ended 10/31/2009	8.91	0.14	1.30	1.44	(0.15)	–
Year Ended 10/31/2008	13.64	0.23	(3.89)	(3.66)	(0.23)	(0.84)
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	12.61	0.10	1.18	1.28	(0.11)	(0.65)
Year Ended 10/31/2012	12.09	0.19	0.82	1.01	(0.18)	(0.31)
Year Ended 10/31/2011	11.66	0.21	0.43	0.64	(0.21)	–
Year Ended 10/31/2010	10.19	0.20	1.47	1.67	(0.20)	–
Year Ended 10/31/2009	8.90	0.19	1.30	1.49	(0.20)	–
Year Ended 10/31/2008	13.63	0.28	(3.88)	(3.60)	(0.29)	(0.84)
HIGH YIELD FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	5.01	0.15	0.17	0.32	(0.15)	–
Year Ended 10/31/2012	4.71	0.34	0.30	0.64	(0.34)	–
Year Ended 10/31/2011	4.86	0.36	(0.15)	0.21	(0.36)	–
Year Ended 10/31/2010	4.47	0.37	0.39	0.76	(0.37)	–
Year Ended 10/31/2009	3.59	0.36	0.87	1.23	(0.35)	–
Year Ended 10/31/2008	5.03	0.36	(1.43)	(1.07)	(0.37)	–
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	5.01	0.16	0.17	0.33	(0.16)	–
Year Ended 10/31/2012	4.72	0.35	0.29	0.64	(0.35)	–
Year Ended 10/31/2011	4.86	0.38	(0.14)	0.24	(0.38)	–
Year Ended 10/31/2010	4.47	0.39	0.38	0.77	(0.38)	–
Year Ended 10/31/2009	3.59	0.38	0.87	1.25	(0.37)	–
Year Ended 10/31/2008	5.04	0.38	(1.44)	(1.06)	(0.39)	–
MUNICIPAL BOND FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	11.93	0.21	(0.01)	0.20	(0.21)	–
Year Ended 10/31/2012	11.30	0.44	0.63	1.07	(0.44)	–
Year Ended 10/31/2011	11.42	0.46	(0.10)	0.36	(0.46)	(0.02)
Year Ended 10/31/2010	11.15	0.47	0.27	0.74	(0.47)	–
Year Ended 10/31/2009	10.37	0.48	0.79	1.27	(0.48)	(0.01)
Year Ended 10/31/2008	11.16	0.48	(0.79)	(0.31)	(0.48)	–
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	11.93	0.23	(0.01)	0.22	(0.23)	–
Year Ended 10/31/2012	11.30	0.47	0.63	1.10	(0.47)	–
Year Ended 10/31/2011	11.42	0.49	(0.10)	0.39	(0.49)	(0.02)
Year Ended 10/31/2010	11.15	0.50	0.27	0.77	(0.50)	–
Year Ended 10/31/2009	10.36	0.51	0.80	1.31	(0.51)	(0.01)
Year Ended 10/31/2008	11.16	0.51	(0.80)	(0.29)	(0.51)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.73)	$13.15	10.43%	$151.0	1.10%	1.10%	1.11%	1.09%	102%
(0.44)	12.63	8.22%	141.0	1.11%	1.06%	1.12%	1.06%	197%
(0.15)	12.11	4.98%	141.0	1.12%	1.25%	1.13%	1.24%	211%
(0.15)	11.68	16.04%	148.9	1.17%	1.30%	1.17%	1.30%	219%
(0.15)	10.20	16.42%	144.0	1.23%	1.55%	1.24%	1.54%	264%
(1.07)	8.91	(28.76)%	143.0	1.09%	1.96%	1.11%	1.94%	176%

(0.76)	13.13	10.68%	51.2	0.66%	1.54%	0.67%	1.54%	102%
(0.49)	12.61	8.72%	49.9	0.66%	1.52%	0.67%	1.51%	197%
(0.21)	12.09	5.50%	52.7	0.65%	1.73%	0.65%	1.72%	211%
(0.20)	11.66	16.55%	56.6	0.67%	1.80%	0.67%	1.80%	219%
(0.20)	10.19	17.12%	54.2	0.66%	2.11%	0.67%	2.10%	264%
(1.13)	8.90	(28.43)%	50.7	0.61%	2.44%	0.63%	2.41%	176%

(0.15)	5.18	6.49%	559.1	0.81%	6.07%	0.81%	6.07%	33%
(0.34)	5.01	13.96%	520.0	0.82%	6.95%	0.82%	6.95%	52%
(0.36)	4.71	4.37%	445.3	0.84%	7.43%	0.84%	7.43%	63%
(0.37)	4.86	17.65%	448.1	0.86%	7.96%	0.86%	7.96%	83%
(0.35)	4.47	36.32%	403.7	0.93%	9.24%	0.93%	9.24%	54%
(0.37)	3.59	(22.70)%	318.8	0.87%	7.81%	0.88%	7.79%	51%

(0.16)	5.18	6.67%	278.6	0.47%	6.41%	0.47%	6.41%	33%
(0.35)	5.01	14.12%	285.7	0.47%	7.30%	0.47%	7.30%	52%
(0.38)	4.72	4.98%	243.4	0.47%	7.80%	0.47%	7.80%	63%
(0.38)	4.86	18.12%	254.6	0.46%	8.36%	0.46%	8.36%	83%
(0.37)	4.47	36.96%	230.9	0.46%	9.57%	0.46%	9.57%	54%
(0.39)	3.59	(22.52)%	129.4	0.44%	8.31%	0.45%	8.30%	51%

(0.21)	11.92	1.73%	1,566.9	0.74%	3.56%	0.74%	3.56%	7%
(0.44)	11.93	9.61%	1,532.0	0.74%	3.76%	0.74%	3.76%	13%
(0.48)	11.30	3.39%	1,339.6	0.76%	4.19%	0.76%	4.19%	8%
(0.47)	11.42	6.79%	1,384.5	0.76%	4.20%	0.76%	4.20%	9%
(0.49)	11.15	12.48%	1,246.5	0.78%	4.43%	0.78%	4.43%	8%
(0.48)	10.37	(2.92)%	1,104.8	0.78%	4.36%	0.78%	4.36%	9%

(0.23)	11.92	1.86%	99.9	0.48%	3.81%	0.48%	3.81%	7%
(0.47)	11.93	9.89%	102.5	0.49%	4.02%	0.49%	4.02%	13%
(0.51)	11.30	3.67%	86.5	0.49%	4.46%	0.49%	4.46%	8%
(0.50)	11.42	7.08%	95.3	0.50%	4.46%	0.50%	4.46%	9%
(0.52)	11.15	12.90%	86.4	0.50%	4.69%	0.50%	4.69%	8%
(0.51)	10.36	(2.71)%	35.1	0.47%	4.69%	0.47%	4.69%	9%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
INCOME FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	$9.38	$0.15	$0.07	$0.22	$(0.15)	$–
Year Ended 10/31/2012	8.77	0.33	0.61	0.94	(0.33)	–
Year Ended 10/31/2011	8.80	0.38	(0.03)	0.35	(0.38)	–
Year Ended 10/31/2010	8.12	0.40	0.68	1.08	(0.40)	–
Year Ended 10/31/2009	6.92	0.40	1.21	1.61	(0.41)	–
Year Ended 10/31/2008	8.50	0.42	(1.57)	(1.15)	(0.43)	–
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	9.37	0.17	0.07	0.24	(0.17)	–
Year Ended 10/31/2012	8.76	0.37	0.60	0.97	(0.36)	–
Year Ended 10/31/2011	8.79	0.42	(0.03)	0.39	(0.42)	–
Year Ended 10/31/2010	8.12	0.44	0.67	1.11	(0.44)	–
Year Ended 10/31/2009	6.91	0.43	1.22	1.65	(0.44)	–
Year Ended 10/31/2008	8.49	0.45	(1.57)	(1.12)	(0.46)	–
CORE BOND FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	10.70	0.11	0.07	0.18	(0.10)	–
Year Ended 10/31/2012	10.19	0.26	0.50	0.76	(0.25)	–
Year Ended 10/31/2011	10.11	0.37	0.08	0.45	(0.37)	–
Year Ended 10/31/2010	9.36	0.39	0.75	1.14	(0.39)	–
Year Ended 10/31/2009	8.36	0.37	1.02	1.39	(0.39)	–
Year Ended 10/31/2008	9.77	0.45	(1.40)	(0.95)	(0.46)	–
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	10.71	0.12	0.07	0.19	(0.11)	–
Year Ended 10/31/2012	10.19	0.30	0.51	0.81	(0.29)	–
Year Ended 10/31/2011	10.11	0.40	0.08	0.48	(0.40)	–
Year Ended 10/31/2010	9.36	0.43	0.74	1.17	(0.42)	–
Year Ended 10/31/2009	8.36	0.40	1.02	1.42	(0.42)	–
Year Ended 10/31/2008	9.78	0.48	(1.41)	(0.93)	(0.49)	–
GOVERNMENT BOND FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	10.76	0.03	0.04	0.07	(0.04)	(0.40)
Year Ended 10/31/2012	10.69	0.11	0.32	0.43	(0.11)	(0.25)
Year Ended 10/31/2011	10.56	0.19	0.21	0.40	(0.19)	(0.08)
Year Ended 10/31/2010 (c)	10.00	0.11	0.56	0.67	(0.11)	–
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	10.76	0.05	0.04	0.09	(0.06)	(0.40)
Year Ended 10/31/2012	10.69	0.14	0.32	0.46	(0.14)	(0.25)
Year Ended 10/31/2011	10.57	0.23	0.20	0.43	(0.23)	(0.08)
Year Ended 10/31/2010 (c)	10.00	0.13	0.57	0.70	(0.13)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since fund inception, February 26, 2010.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.15)	$9.45	2.39%	$460.1	0.77%	3.33%	0.77%	3.33%	68%
(0.33)	9.38	10.92%	448.0	0.77%	3.69%	0.77%	3.69%	117%
(0.38)	8.77	4.11%	397.9	0.79%	4.38%	0.79%	4.38%	138%
(0.40)	8.80	13.66%	405.1	0.80%	4.81%	0.81%	4.80%	146%
(0.41)	8.12	24.03%	365.9	0.84%	5.53%	0.85%	5.53%	173%
(0.43)	6.92	(14.19)%	326.2	0.80%	5.16%	0.81%	5.15%	160%

(0.17)	9.44	2.58%	438.7	0.40%	3.70%	0.40%	3.70%	68%
(0.36)	9.37	11.34%	456.1	0.39%	4.07%	0.39%	4.07%	117%
(0.42)	8.76	4.52%	401.1	0.39%	4.78%	0.39%	4.77%	138%
(0.44)	8.79	13.99%	370.7	0.39%	5.23%	0.40%	5.22%	146%
(0.44)	8.12	24.76%	383.1	0.39%	5.98%	0.40%	5.97%	173%
(0.46)	6.91	(13.85)%	318.5	0.39%	5.58%	0.40%	5.57%	160%

(0.10)	10.78	1.67%	248.9	0.85%	2.00%	0.94%	1.91%	176%
(0.25)	10.70	7.59%	249.2	0.85%	2.53%	0.94%	2.44%	355%
(0.37)	10.19	4.53%	236.3	0.85%	3.64%	0.95%	3.54%	333%
(0.39)	10.11	12.42%	245.0	0.86%	4.08%	0.97%	3.96%	307%
(0.39)	9.36	17.12%	231.4	0.89%	4.35%	1.01%	4.24%	409%
(0.46)	8.36	(10.13)%	223.5	0.83%	4.77%	0.95%	4.65%	344%

(0.11)	10.79	1.83%	39.5	0.53%	2.32%	0.55%	2.31%	176%
(0.29)	10.71	8.03%	37.0	0.53%	2.93%	0.54%	2.91%	355%
(0.40)	10.19	4.88%	56.5	0.52%	3.97%	0.53%	3.95%	333%
(0.42)	10.11	12.79%	50.1	0.53%	4.42%	0.55%	4.40%	307%
(0.42)	9.36	17.54%	64.0	0.53%	4.71%	0.54%	4.69%	409%
(0.49)	8.36	(9.92)%	65.0	0.50%	5.12%	0.52%	5.10%	344%

(0.44)	10.39	0.68%	14.3	0.90%	0.61%	1.00%	0.51%	115%
(0.36)	10.76	4.08%	14.5	0.89%	1.02%	0.99%	0.93%	191%
(0.27)	10.69	3.99%	7.3	0.92%	1.82%	1.00%	1.74%	183%
(0.11)	10.56	6.73%	5.9	0.87%	1.61%	0.87%	1.61%	146%

(0.46)	10.39	0.85%	90.7	0.57%	0.95%	0.57%	0.95%	115%
(0.39)	10.76	4.44%	98.0	0.55%	1.38%	0.55%	1.38%	191%
(0.31)	10.69	4.25%	94.6	0.57%	2.18%	0.57%	2.18%	183%
(0.13)	10.57	7.04%	105.6	0.60%	1.94%	0.60%	1.94%	146%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Total Distributions
LIMITED MATURITY BOND FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	$12.62	$0.07	$0.04	$0.11	$(0.07)	$(0.07)
Year Ended 10/31/2012	12.41	0.19	0.20	0.39	(0.18)	(0.18)
Year Ended 10/31/2011	12.58	0.28	(0.17)	0.11	(0.28)	(0.28)
Year Ended 10/31/2010	12.24	0.38	0.34	0.72	(0.38)	(0.38)
Year Ended 10/31/2009	11.40	0.46	0.83	1.29	(0.45)	(0.45)
Year Ended 10/31/2008	12.53	0.52	(1.13)	(0.61)	(0.52)	(0.52)
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	12.62	0.09	0.03	0.12	(0.08)	(0.08)
Year Ended 10/31/2012	12.40	0.22	0.21	0.43	(0.21)	(0.21)
Year Ended 10/31/2011	12.58	0.31	(0.18)	0.13	(0.31)	(0.31)
Year Ended 10/31/2010	12.23	0.42	0.34	0.76	(0.41)	(0.41)
Year Ended 10/31/2009	11.40	0.50	0.82	1.32	(0.49)	(0.49)
Year Ended 10/31/2008	12.53	0.56	(1.13)	(0.57)	(0.56)	(0.56)
MONEY MARKET FUND
Class A Shares
Period Ended 4/30/2013 (unaudited)	1.00	–	–	–	–	–
Year Ended 10/31/2012	1.00	–	–	–	–	–
Year Ended 10/31/2011	1.00	–	–	–	–	–
Year Ended 10/31/2010	1.00	–	–	–	–	–
Year Ended 10/31/2009	1.00	0.01	–	0.01	(0.01)	(0.01)
Year Ended 10/31/2008	1.00	0.03	–	0.03	(0.03)	(0.03)
Institutional Class Shares
Period Ended 4/30/2013 (unaudited)	1.00	–	–	–	–	–
Year Ended 10/31/2012	1.00	–	–	–	–	–
Year Ended 10/31/2011	1.00	–	–	–	–	–
Year Ended 10/31/2010	1.00	–	–	–	–	–
Year Ended 10/31/2009	1.00	0.01	–	0.01	(0.01)	(0.01)
Year Ended 10/31/2008	1.00	0.03	–	0.03	(0.03)	(0.03)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$12.66	0.87%	$460.0	0.60%	1.16%	0.61%	1.16%	64%
12.62	3.18%	408.2	0.60%	1.51%	0.61%	1.50%	113%
12.41	0.87%	344.8	0.61%	2.20%	0.61%	2.19%	109%
12.58	5.97%	272.7	0.64%	3.09%	0.64%	3.09%	131%
12.24	11.62%	128.1	0.73%	3.98%	0.73%	3.98%	164%
11.40	(5.03)%	90.5	0.68%	4.22%	0.70%	4.20%	113%

12.66	0.99%	467.7	0.36%	1.40%	0.37%	1.39%	64%
12.62	3.52%	472.6	0.36%	1.77%	0.36%	1.77%	113%
12.40	1.05%	584.7	0.35%	2.45%	0.36%	2.45%	109%
12.58	6.35%	530.8	0.36%	3.38%	0.37%	3.38%	131%
12.23	11.93%	455.6	0.37%	4.35%	0.38%	4.35%	164%
11.40	(4.71)%	376.9	0.35%	4.56%	0.36%	4.54%	113%

1.00	0.00%	463.2	0.24%	0.00%	0.95%	(0.71)%	N/A
1.00	0.00%	493.9	0.29%	0.00%	0.93%	(0.64)%	N/A
1.00	0.00%	587.9	0.30%	0.00%	0.93%	(0.63)%	N/A
1.00	0.00%	717.0	0.30%	0.00%	0.88%	(0.57)%	N/A
1.00	0.61%	1,017.3	0.60%	0.63%	0.83%	0.40%	N/A
1.00	3.21%	1,306.0	0.54%	3.14%	0.74%	2.94%	N/A

1.00	0.00%	9.5	0.24%	0.00%	0.60%	(0.36)%	N/A
1.00	0.00%	12.5	0.29%	0.00%	0.58%	(0.29)%	N/A
1.00	0.00%	11.6	0.30%	0.00%	0.56%	(0.27)%	N/A
1.00	0.00%	14.5	0.30%	0.00%	0.52%	(0.22)%	N/A
1.00	0.80%	68.4	0.40%	0.93%	0.50%	0.83%	N/A
1.00	3.41%	223.3	0.35%	3.45%	0.45%	3.36%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at www.thrivent.com or www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s most recent Form N-Q Schedule of Investments also is at www.thrivent.com or www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Board Approval of Investment Advisory Agreement and Subadvisory Agreements

Both the Investment Company Act of 1940 (the “Investment Company Act”) and the terms of the Investment Advisory and Subadvisory Agreements of the Thrivent Mutual Funds (the “Trust”) require that these agreements be approved annually by the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act (the “Independent Trustees”). The nine-member Board consists of eight Independent Trustees, including the Chairman.

At its meeting on November 28, 2012, the Board voted unanimously to renew the existing Investment Advisory Agreement between the Trust and Thrivent Asset Management (the “Adviser”) for each series (each, a “Fund”) of the Trust. The Board also unanimously approved the Subadvisory Agreements for each of the Funds for which there is an investment subadviser (each a “Subadviser”). The Adviser and Subadvisers are referred to, collectively, as the “Advisory Organizations.” In connection with its evaluation of the agreements with the Advisory Organizations, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:

1.	The nature, extent, and quality of the services provided by the Advisory Organizations;

2.	The performance of each Fund;

3.	The advisory fee and net operating expense ratio of each Fund compared to a peer group;

4.	The cost of services provided and profit realized by the Adviser;

5.	The extent to which economies of scale may be realized as the Funds grow;

6.	Whether the breakpoint levels reflect these economies of scale for the benefit of the Funds’ shareholders;

7.	Other benefits realized by the Adviser or its affiliates from their relationship with the Trust; and

8.	Any other factors that the Board deemed relevant to its consideration.

In connection with the renewal process, the Contracts Committee of the Board (consisting of each of the Independent Trustees) met on six occasions from February 21 to November 28, 2012 to consider information relevant to the renewal process. The Independent Trustees also retained the services of Management Practice, Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the advisory fees, total operating expenses and performance of each of the Funds in comparison to a peer group of comparable funds; portfolio turnover percentages; detailed information prepared by management with respect to the cost of services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; profit realized by the Adviser and its affiliates that provide services to the Funds; and information regarding the types of services furnished to the Funds. The Board received reports from the investment management staff of the Adviser regarding the personnel providing services to the Funds, as well as changes in staff, and systems improvements. The Board also received reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the contract renewal process, the Board also considered information obtained from management throughout the course of the year.

The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider reapproval of the agreements. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented. The Contract Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

Additional Information

(unaudited)

Nature, Extent and Quality of Services

At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser and, as appropriate, the Subadvisers. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds under the Advisory and Subadvisory Agreements. During the renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board also considered information relating to the investment experience and qualifications portfolio managers of the Adviser and the Subadvisers.

The Board received reports at each of its quarterly meetings from the Adviser’s Directors of Equity and Fixed Income Investments, as supplemented by the Adviser’s Chief Investment Officer, who was also present at all of the meetings. At each quarterly meeting, the Directors of Equity and Fixed Income Investments presented information about each of the Funds. Several portfolio managers and research analysts also met with the Trustees, from time to time, at the quarterly meetings to make more in-depth presentations on a variety of investment topics pertaining to the Funds. These reports and presentations gave the Board the opportunity to evaluate the portfolio managers’ abilities and the quality of services they provide to the Funds. Information was also presented to the Board describing the portfolio compliance functions performed by the Adviser and the Adviser’s oversight of the Subadvisers to the Trust. The Independent Trustees also met in-person with and received quarterly reports from the Trust’s Chief Compliance Officer.

The Board considered the adequacy of the Advisory Organizations’ resources used to provide services to the Trust pursuant to the Advisory and Subadvisory Agreements. The Adviser reviewed with the Board the Adviser’s ongoing program to enhance portfolio management capabilities, including recruitment and retention of portfolio managers, research analysts and other personnel, and investment in additional and updated technology systems and applications to improve investment research, trading and portfolio compliance, and investment reporting functions. The Adviser also discussed further refinements to certain compliance procedures and improved risk controls. The Adviser reviewed with the Board its process for selecting and overseeing the Subadvisers. The Adviser also reviewed with the Board the services provided by the Subadvisers. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser and Subadvisers supported renewal of the Advisory Agreement and Subadvisory Agreements.

Performance of the Funds

In connection with each of its regular quarterly meetings, the Board received information on the investment performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, the Directors of Equities and Fixed Income Investments reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds.

The Board considered investment performance for each Fund, to the extent applicable, over the one-, two, three-, five-, and ten-year periods. When evaluating investment performance of each Fund, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. Although the Board conducted its review on a Fund-by-Fund basis, it noted that, for the three-year period ended June 30, 2012, the average ranking of the Funds against their Lipper categories with respect to Class A shares was 52% (with 1% being the best) and the average ranking of the Funds against their Lipper categories with respect to Institutional Class shares was 45%. The Board concluded that the performance of each individual Fund was either satisfactory compared to its peer group or that the Adviser had taken appropriate actions in an effort to improve performance.

Advisory Fees and Fund Expenses

The Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fee of its peer group. The Board considered both the contractual and effective advisory fees for each of the Funds. The Board noted that the majority of the Funds’ advisory fees were at or below the medians of their peer groups. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the average ranking of the Funds’ advisory fees with respect to Class A shares was 30% and the average ranking of the Funds’ fees with respect to Institutional Class shares was 33%. The Board also considered advisory fees after the voluntary and contractual fee waivers and expense reimbursements provided by the Adviser for several of the Funds. The Board viewed favorably the Adviser’s proposal to continue or extend fee waivers for certain Funds and considered the effect of the waivers in lowering the Funds’ expenses.

On the basis of its review, the Board concluded that the advisory fees charged to the Funds for investment management services were not excessive.

Additional Information

(unaudited)

The Board also reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of its peer group. Although the Board conducted its review on a Fund-by-Fund basis, it noted that 92% of the Funds had net operating expenses at or below the median of their peer groups, with an average ranking of the Funds with respect to Class A shares of 37% and an average ranking of the Funds with respect to Institutional Class shares of 22%.

Cost of Services and Profitability

The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department (i.e., Business Risk Management) of the Adviser conducted a review of such allocations and a department representative reported to the Board his views regarding the reasonableness and consistency of these allocations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. The Board also considered the expense reimbursements and waivers in effect. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.

With respect to fees paid to Subadvisers under the Subadvisory Agreements, the Board did not consider profitability information with respect to the Subadvisers, which are not affiliated with the Adviser. The Board considered that those contracts had been negotiated on an arm’s-length basis between the Adviser and each Subadviser, and that each Subadviser’s separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement.

Economies of Scale and Breakpoints

The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fee rates, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers by the Adviser, and/or a lower overall fee rate.

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, reputational benefits in the investment advisory community and the engagement of affiliates as service providers to the Funds. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.

The Board also considered other potential benefits to the Adviser and its affiliates derived from its relationship with the Trust, including, among other things, research received by the Adviser generated from commission dollars spent on the Funds’ portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the costs relative to the services performed. The Board considered the Adviser’s brokerage reports and representations that it evaluates any soft-dollar arrangements for compliance with applicable requirements, particularly with respect to the safe harbor contained in Section 28(e) of the Securities Exchange Act of 1934, and for compliance with the Adviser’s duty to seek best execution.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement and the Subadvisory Agreements, and the Board, including all of the Independent Trustees voting separately, approved each of the agreements.

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

With respect to

Thrivent Equity Income Plus Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 16, 2013, the following changes will be made in the sections of the prospectus describing Thrivent Equity Income Plus Fund (the “Fund”).

1.	The disclosure under “Principal Strategies” in the ‘Summary Section” and in “More about Investment Strategies and Risks” will be deleted and replaced with the following:

The Fund invests in a combination of equity securities, debt securities, and money market instruments. The Adviser expects to achieve long-term capital growth by purchasing equity securities that appreciate in value. The equity securities in which the Fund invests primarily are income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Fund may invest in foreign equities, including emerging market equities. The Fund may also write (sell) covered call or put options on any investments in which the Fund may invest or on any securities index (including equity index futures). Under normal circumstances, the Fund invests in the following three asset classes at approximately the target allocation percentage, and may invest within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	70%	50-90%
Debt Securities	30%	10-50%
Money Market Instruments	0%	0-40%

The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in mortgage-backed securities (including commercially backed ones), asset-backed securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a “top-down” approach that focuses on broad economic trends and a “bottom-up” approach that focuses on company fundamentals.

2.	The following risks will be added under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks”:

High Yield Risk. High yield securities to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

3.	The references in “Portfolio Manager(s)” in the “Summary Section” and in “Portfolio Management” to Kevin R. Brimmer as a portfolio manager of the Fund will be deleted.

4.

“Portfolio Manager(s)” in the “Summary Section” and “Portfolio Management” will be updated to reflect the addition of Stephen D. Lowe, CFA, as a portfolio manager of the Fund. Mr. Lowe has served as the portfolio manager of a Thrivent mutual fund since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

5.	The Fund will change its name to Thrivent Growth and Income Plus Fund.

6.

As a result of the aforementioned changes to the Fund’s principal strategies, the performance information presented under “Volatility and Performance” in the ‘Summary Section” for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund after that date.

The date of this Supplement is June 6, 2013.

Please include this Supplement with your Prospectus.

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

With respect to

Thrivent Balanced Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 16, 2013, the following changes will be made in the sections of the prospectus describing Thrivent Balanced Fund (the “Fund”).

1.	The chart under “Principal Strategies” in the ‘Summary Section” and in “More about Investment Strategies and Risks” will be deleted and replaced with the following:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	50%	25-75%
Debt Securities	50%	25-75%
Money Market Instruments	0%	0-40%

2.	The second paragraph under “Principal Strategies” in the ‘Summary Section” and in “More about Investment Strategies and Risks” will be deleted and replaced with the following two paragraphs:

The equity securities in which the Fund invests may include common stock, preferred securities, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Adviser focuses on common stocks with varying market capitalizations similar to those companies included in the Russell 3000® Index and the S&P Composite 1500 Index. The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in mortgage-backed securities (including commercially backed ones), asset-backed securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.

3.	The following risks will be added under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks”:

High Yield Risk. High yield securities to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

4.	“Futures Contract Risk” will be deleted under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks.”

5.	The references in “Portfolio Manager(s)” in the “Summary Section” and in “Portfolio Management” to Gregory R. Anderson as a portfolio manager of the Fund will be deleted.

6.	“Portfolio Manager(s)” in the “Summary Section” and “Portfolio Management” will be updated to reflect the addition of Stephen D. Lowe, CFA as a portfolio manager of the Fund.

Mr. Lowe has served as the portfolio manager of a Thrivent mutual fund since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

7.	The Fund will change its name to Thrivent Balanced Income Plus Fund.

8.

As a result of the aforementioned changes to the Fund’s principal strategies, the performance information presented under “Volatility and Performance” in the ‘Summary Section” for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund after that date.

The date of this Supplement is June 6, 2013.

Please include this Supplement with your Prospectus.

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

With respect to

Thrivent Core Bond Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 16, 2013, the following changes will be made in the sections of the prospectus describing Thrivent Core Bond Fund (the “Fund”).

1.	The first paragraph under “Principal Strategies” in the “Summary Section” and in “More about Investment Strategies and Risks” will be deleted and replaced with the following:

Under normal circumstances, the Fund invests in a broad range of fixed-income securities. The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations, commonly known as “junk bonds.” The Fund may invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. The Fund may also invest in investment-grade corporate bonds, asset-backed structured securities, mortgage-backed structured securities, convertible bonds, convertible stocks, non-agency securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated). Additionally, the Fund may invest in equities to a limited extent.

2.	Foreign Securities Risk will be deleted and the following risks will be added under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks”:

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia,

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that country. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long-lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

3.	The following should be added to “Portfolio Manager(s)” in the “Summary Section” and in “Portfolio Management”:

Conrad Smith, CFA has served as a portfolio manager of the Fund since 2013. Mr. Smith has been with Thrivent Financial since 2004 and also manages the leveraged loan portfolio and the high yield bond portfolio of Thrivent Financial’s general account.

4.	The Fund will change its name to Thrivent Opportunity Income Plus Fund.

5.

As a result of the aforementioned changes to the Fund’s principal strategies, the performance information presented under “Volatility and Performance” in the “Summary Section” for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund after that date.

The date of this Supplement is June 6, 2013.

Please include this Supplement with your Prospectus.

Thrivent Investment Management®

NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES

BUSINESS REPLY MAIL

FIRST-CLASS MAIL PERMIT NO. 184 APPLETON, WI

POSTAGE WILL BE PAID BY ADDRESSEE

ATTN: CHOOSE PAPERLESS DELIVERY
THRIVENT FINANCIAL FOR LUTHERANS
4321 N BALLARD RD
APPLETON WI 54913-9847

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Why should you consider paperless delivery?

- It provides you with easy access to prospectuses and financial reports, allowing you to view your information anytime, anywhere, without having to dig through paper files.
- It's simple and safe. Your personal information will always be protected by a password, making it much more secure than an envelope in your mailbox.
- It's less expensive than mailing.
- It's good for the environment. Each year, Thrivent Financial uses nearly 50 million sheets of paper to communicate with our members. That's as many as 26 acres of trees that could be saved by choosing paperless delivery.

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Thrivent Investment Management®
625 Fourth Ave. S., Minneapolis, MN 55415-1665

We're listening to you!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at 800-847-4836.

Choose Paperless Delivery

By signing below, I request electronic delivery of the following documents regarding my Thrivent Mutual Funds and variable insurance products issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company (including Thrivent Series Fund, Inc.):

- Prospectus
- Annual and semiannual reports
- Annual privacy notices

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I understand and agree to the following:

- I will receive electronic delivery of Thrivent documents designated above.
- I will no longer receive paper copies of these documents in the mail.
- A link to a printable copy of the annual privacy notice will be sent to me by electronic means at the email address I provide. I will continue to receive any daily confirmations and copies of the Thrivent Financial health privacy notice and/or Notice of Insurance Information Practices by regular mail.
- I will receive periodic emails directing me to Thrivent Financial's website where documents will be available.
- I will update Thrivent Financial if my email address changes.
- I have the ability to access the Internet at my own cost and will need Adobe® Reader® to view the documents. (If I don't have it, I can download Reader® free from adobe.com)
- This consent can be used for Thrivent Financial products I currently own or may purchase in the future, until consent is revoked.
- I can request specific documents in paper form free of charge without revoking this consent by calling Thrivent Financial Customer Service at 800-847-4836.
- My consent will remain in effect until I revoke it. I can revoke this consent or update my information at any time by changing my preference to "U.S. Mail" in the Preference Center at Thrivent.com/gopaperless (requires registration) or by calling 800-847-4836.

Each Investor requesting eDelivery must complete.

Investor 1: ______________________ (Please print first and last name)
Investor 2: ______________________ (Please print first and last name)

Email: ______________________
Email: ______________________

Signature: ______________________
Signature: ______________________

Address (if different than above): ______________________

City: ______________ State: ______________ ZIP: ______________

Securities offered through Thrivent Investment Management Inc., 625 Fourth Ave. S., Minneapolis, MN 55415, a FINRA and SIPC member and a wholly owned subsidiary of Thrivent Financial for Lutherans.

23459SAR R6-13

Item 2.	Code of Ethics
Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert
Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services
Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants
Not applicable

Item 6.	Schedule of Investments
(a) Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b) Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 27, 2013	THRIVENT MUTUAL FUNDS

By:
/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 27, 2013	By:
/s/ Russell W. Swansen
Russell W. Swansen
President

Date: June 27, 2013	By:
/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer